                                                              File Nos. 33-39702
                                                                        811-6293
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 29

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 81

                            SEPARATE ACCOUNT VA-K OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office)

          Jon-Luc Dupuy, Vice President, Assistant General Counsel and
                         Assistant Corporate Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

|_|  immediately upon filing pursuant to paragraph (b) of Rule 485

|X|  on April 30, 2008 pursuant to paragraph (b) of Rule 485

|_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_|  on (date) pursuant to paragraph (a)(1) of Rule 485

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2007 and was filed on or before March 30, 2008.

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            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUSES
-----------------   -----------------------
1                   Cover Page

2                   Special Terms

3                   Prospectus A: Summary of Fees and Expenses; Summary of the Policy Features
                    Prospectus B: Summary of Fees and Expenses; Summary of the Contract Features

4                   Condensed Financial Information; Performance  Information

5                   Prospectus A: Description of the Companies, the Separate Account and the Underlying Investment Companies
                    Prospectus B: Description of the Companies, the Variable Accounts and the Underlying Investment Companies

6                   Charges and Deductions

7                   Prospectus A: The Variable Annuity Policies
                    Prospectus B: Description of the Contract

8                   Prospectus A: The Variable Annuity Policies
                    Prospectus B: Electing the Form of Annuity and the Annuity Date; Description of
                    Variable Annuity Payout Options; Annuity Benefit Payments

9                   Death Benefit

10                  Prospectus A: Purchase Payments; Computation of Policy Values and Annuity
                    Payments
                    Prospectus B: Payments; Computation of Values; Distribution

11                  Prospectus A: Surrender; Partial Redemption
                    Prospectus B: Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                    Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information - Table of Contents

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
FORM N-4 ITEM NO.   CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
-----------------   ---------------------------------------------------
15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

20                  Underwriters

21                  Performance Information

22                  Annuity Benefit Payments

23                  Financial Statements

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Commonwealth Annuity Advantage variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


A Statement of Additional Information ("SAI") dated April 30, 2008 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 4 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)


Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Global Health Care Fund
AIM V.I. Large Cap Growth Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.(CLASS B)


AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio


DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series

DWS VARIABLE SERIES II
DWS Dreman High Return Equity VIP
DWS Technology VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund(R) PortfoliO
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

                                                    (CONTINUES TO THE NEXT PAGE)

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              DATED APRIL 30, 2008

(CONT.)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Large Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)

MFS(R) Mid Cap Growth SerieS
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                                TABLE OF CONTENTS

SPECIAL TERMS                                                                 5
SUMMARY OF FEES AND EXPENSES                                                  7
SUMMARY OF CONTRACT FEATURES                                                 11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS   15
INVESTMENT OBJECTIVES AND POLICIES                                           16
PERFORMANCE INFORMATION                                                      22
DESCRIPTION OF THE CONTRACT                                                  24
   DISRUPTIVE TRADING                                                        24
   PAYMENTS                                                                  25
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                             26
   RIGHT TO CANCEL ALL OTHER CONTRACTS                                       26
   TELEPHONE TRANSACTIONS PRIVILEGE                                          26
   TRANSFER PRIVILEGE                                                        27
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS             27
   SURRENDER                                                                 28
   WITHDRAWALS                                                               28
   DEATH BENEFIT                                                             30
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                    31
   OPTIONAL ENHANCED EARNINGS RIDER                                          31
   ASSIGNMENT                                                                33
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                         34
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                            34
   ANNUITY BENEFIT PAYMENTS                                                  35
   NORRIS DECISION                                                           36
   COMPUTATION OF VALUES                                                     37
CHARGES AND DEDUCTIONS                                                       38
   VARIABLE ACCOUNT DEDUCTIONS                                               38
   CONTRACT FEE                                                              39
   OPTIONAL RIDER CHARGES                                                    39
   PREMIUM TAXES                                                             39
   SURRENDER CHARGE                                                          40
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED                41
   TRANSFER CHARGE                                                           43
GUARANTEE PERIOD ACCOUNTS                                                    44
FEDERAL TAX CONSIDERATIONS                                                   47
STATEMENTS AND REPORTS                                                       53
LOANS (QUALIFIED CONTRACTS ONLY)                                             53
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                            53
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                    54
VOTING RIGHTS                                                                54
DISTRIBUTION                                                                 55
LEGAL MATTERS                                                                55
FURTHER INFORMATION                                                          55
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                      A-1
APPENDIX B-- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT              B-1
APPENDIX C -- THE DEATH BENEFIT                                             C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION                               D-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                           3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY            5
SERVICES                                                                  5
UNDERWRITERS                                                              6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM               8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER    9
PERFORMANCE INFORMATION                                                  10
FINANCIAL STATEMENTS                                                    F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein"), Delaware VIP Trust ("Delaware VIP"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Goldman Sachs Variable Insurance Trust "Goldman Sachs VIT"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), DWS Variable Series II ("DVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I

                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                          MAXIMUM
                                           CHARGE
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn)      8.0%
TRANSFER CHARGE:                          None(2)

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

COMPLETE YEARS FROM
  DATE OF PAYMENT     CHARGE
-------------------   ------
     Less than 2       8.0%
     Less than 3       7.0%
     Less than 4       6.0%
     Less than 5       5.0%
     Less than 6       4.0%
     Less than 7       3.0%
     Less than 8       2.0%
     Less than 9       1.0%
      Thereafter         0%

(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II

         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

ANNUAL CONTRACT FEE:(1)                                    $  30

ANNUAL  VARIABLE SUB-ACCOUNT EXPENSES
(on an annual basis as percentage of average daily
   net assets)
Mortality and Expense Risk Charge:                          1.25%
Administrative Expense Charge:                              0.20%
                                                           -----
Total Annual Expenses:                                      1.45%

OPTIONAL RIDER CHARGES:
   The charge on an annual basis as a percentage of
      the Accumulated Value is:
      Enhanced Earnings Rider                               0.25%
      Optional Minimum Guaranteed Annuity Payout
         (M-GAP) Rider with a ten-year waiting period(2)    0.25%
      Optional Minimum Guaranteed Annuity Payout (M-GAP)
         Rider with a fifteen-year waiting period(2)        0.15%

(1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

(2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                    TABLE III

             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


 TOTAL ANNUAL FUND OPERATING EXPENSES                    MINIMUM                       MAXIMUM
-----------------------------------------------   ----------------------------   -------------------------
Expenses that are deducted from Underlying Fund   Annual charge of 0.55%(1) of   Annual charge of 1.64% of
assets, including management fees, distribution     average daily net assets     average daily net assets
and/or service (12b-1) fees and other expenses.



(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including this reduction, the total class operating expenses is 0.54%. This offset may be discontinued at any time.

The table above shows the minimum and maximum expenses of the Funds during 2007. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the maximum total   $1,096    $1,771    $2,364    $3,897
operating expenses

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the maximum total    $366     $1,114    $1,883    $3,897
operating expenses


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If , at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the minimum total    $949     $1,330    $1,603    $2,379
operating expenses


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the minimum total    $208      $643     $1,103    $2,379
operating expenses

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE COMMONWEALTH ANNUITY ADVANTAGE VARIABLE ANNUITY?

The Commonwealth Annuity Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    A customized investment portfolio;

     -    Experienced professional investment advisers;

     -    Tax deferral on earnings;

     - Guarantees that can protect your beneficiaries during the accumulation phase; and

     -    Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?


The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -    periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

     - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


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HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the Goldman Sachs VIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

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WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey (where not permitted by state law), you may withdraw money without surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

     - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied, decreased proportionately to reflect withdrawals; or

     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)  gross payments compounded daily at the effective annual yield of 5%; or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits

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under the Enhanced  Earnings Rider, see OPTIONAL  ENHANCED EARNINGS RIDER" under
DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     -    You may change your allocation of payments.

     - You may make transfers of accumulated value among your current investments without any tax consequences.

     - You may cancel the Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.


As of December 31, 2007, Commonwealth Annuity had $10 billion in combined assets and $12 billion of life insurance in force.


Commonwealth Annuity are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

THE VARIABLE ACCOUNT. The Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.


There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.


ADVISER: GOLDMAN  SACHS  ASSET  MANAGEMENT  INTERNATIONAL  - GOLDMAN  SACHS VIT
         STRATEGIC INTERNATIONAL EQUITY FUND

GOLDMAN SACHS VIT CAPITAL GROWTH FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND - seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND - seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND - seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND - seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND - The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)


ADVISER:  INVESCO AIM ADVISORS, INC.

AIM V.I. CAPITAL APPRECIATION FUND -- The fund's investment objective is growth of capital. The fund seeks to meet its investments by primarily in common stocks of companies of all market capitalizations. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong


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Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan)
Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. CORE EQUITY FUND -- The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. GLOBAL HEALTH CARE FUND -- The fund's investment objective is capital growth. The fund seeks to meet its objective by investing,normally, at least 80% of its net assets in securities of health care industry companies. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. LARGE CAP GROWTH FUND -- The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)


ADVISER:  INVESCO AIM ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited. AIM V.I. CAPITAL DEVELOPMENT FUND -- The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.


ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO -- seeks long-term growth of capital.

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DELAWARE VIP TRUST

ADVISER:  DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series total assets will be invested in equity securities of issuers from foreign countries.


DELAWARE VIP TRUST (SERVICE CLASS)

ADVISER:  DELAWARE MANAGEMENT COMPANY

DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in securities of medium-sized companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. Management selects stocks of companies that they think will provide high and consistent earnings growth with a reasonable level of risk.

DWS VARIABLE SERIES II

ADVISER:  DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS DREMAN HIGH RETURN EQUITY VIP -- seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S, companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Dreman Value Management L.L.C. is the subadvisor to the portfolio.

DWS TECHNOLOGY VIP -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector. The portfolio may invest in companies of any size. In addition, the portfolio may invest up to 35% of its net assets in foreign securities.

EATON VANCE VARIABLE TRUST

ADVISER:  EATON VANCE MANAGEMENT

EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund normally invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company , Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)). The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER:  FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                    FUND,
                                    FT VIP FRANKLIN GROWTH AND INCOME SECURITIES
                                    FUND, AND
                                    FT VIP FRANKLIN SMALL-MID CAP GROWTH
                                    SECURITIES FUND
ADVISER:  FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in a broadly diversified portfolio of equity securities including securities convertible into common stock.


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities.


FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund normally also invests to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.


JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)

ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks capital appreciation.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks total return.

MFS(R) UTILITIES SERIES -- seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower grade, high-yield debt securities.

OPPENHEIMER MAIN STREET FUND(R)/VA -- seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.


PIONEER EMERGING MARKETS VCT PORTFOLIO -- Long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- Long-term growth of capital. Current income is a secondary objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing, and is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price Associates, Inc.


                                      * * *

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                             PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                           DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

-    the number of transfers made over a period of time;

-    the length of time between transfers;

- whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

-    the dollar amount(s) requested for transfers; and

- whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

-    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-account to Sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -    Each subsequent payment must be at least $50.


     - The minimum allocation to a Guarantee Period Account is $1,000. If less than$1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Sub-Account investing in the Goldman Sachs VIT Money Market Fund until the end of the 15-day period.

Thereafter, these amounts will be allocated as requested.


Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Service Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE


At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Sub-Account investing in the Goldman Sachs VIT Government Income Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.


AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.

The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above. For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Service Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see, "TAXATION OF THE CONTRACT" under FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.


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DEATH BENEFIT


In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.


DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b)  gross payments compounded daily at the effective annual yield of 5%


The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:


(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)  gross payments compounded daily at the effective annual yield of 5%; or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.


PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:


(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.


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If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.


OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT


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ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.


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Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.


If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund and the Rider will terminate.


ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.


                                       33

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ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund and the Goldman Sachs VIT Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options


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

or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2)  is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying
          (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


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

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.


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

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT .

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

     1. Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a ten-year waiting 0.25% period:

     2. Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a fifteen-year waiting 0.15% period:

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

     1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

     2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments - payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments - accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

 COMPLETE YEARS
      FROM        CHARGE AS PERCENTAGE OF
DATE OF PAYMENT    NEW PAYMENTS WITHDRAWN
---------------   -----------------------
  Less than 2                8%
  Less than 3                7%
  Less than 4                6%
  Less than 5                5%
  Less than 6                4%
  Less than 7                3%
  Less than 8                2%
  Less than 9                1%
   Thereafter                0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)  other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1)  any employee and director of the Company;

(2)  any retiree who elected to retire on his/her retirement date;

(3) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and

(4) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and

"progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:   100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is:   10% of the Accumulated Value as of the Valuation Date the
                Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is:   The amount calculated under the Company's life expectancy
                distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution
                (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.


Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.



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

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)](TO THE POWER OF n/365) -1

     where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

            j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

            n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

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                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of any assets in the Separate Account. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.


In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the

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contract owner. In three Revenue Rulings issued before the enactment of Section
817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.




QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)


The regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations.

The regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:


(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).


Under Section 72(s), if the deceased Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the deceased Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If any Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If any Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:


(1)  within five years after the death of the Owner; and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

In a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in
(2) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.


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WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the
Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as ordinary income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract. Different rules may apply to Qualified Contracts.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is generally allowed on the annuitant's final tax return.


PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or


     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.


ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.


OTHER TAX ISSUES

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Policy, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract.

FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy. We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.


PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.


Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax. For Policies issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.


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TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.


                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.


Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.


The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION


Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.


The Company paid commissions not to exceed 6.0% of payments to registered representatives of VeraVest. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.


                                  LEGAL MATTERS


There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

-    the Separate Account; or

- the ability of the principal underwriter to perform its contract with the Separate Account; or

- on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

STATE RESTRICTIONS: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:


          If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Service Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.


The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                            WITHDRAWAL
           HYPOTHETICAL      WITHOUT      SURRENDER
CONTRACT   ACCUMULATED      SURRENDER       CHARGE     SURRENDER
  YEAR         VALUE      CHARGE AMOUNT   PERCENTAGE    CHARGE
--------   ------------   -------------   ----------   ---------
   1        $54,000.00       $ 5,400.00       8%       $3,888.00
   2         58,320.00         8,320.00       8%        4,000.00
   3         62,985.60        12,985.60       7%        3,500.00
   4         68,024.45        18,024.45       6%        3,000.00
   5         73,466.40        23,466.40       5%        2,500.00
   6         79,343.72        29,343.72       4%        2,000.00
   7         85,691.21        35,691.21       3%        1,500.00
   8         92,546.51        42,546.51       2%        1,000.00
   9         99,950.23        49,950.23       1%          500.00
  10        107,946.25        57,946.25       0%            0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

                                           WITHDRAWAL
           HYPOTHETICAL                     WITHOUT       SURRENDER
CONTRACT    ACCUMULATED                    SURRENDER       CHARGE     SURRENDER
  YEAR         VALUE      WITHDRAWALS    CHARGE AMOUNT   PERCENTAGE    CHARGE
--------   ------------   -----------   --------------   ----------   ---------
   1        $54,000.00     $     0.00     $ 5,400.00         8%       $  0.00
   2         58,320.00           0.00       8,320.00         8%          0.00
   3         62,985.60           0.00      12,985.60         7%          0.00
   4         68,024.45      30,000.00      18,024.45         6%        718.53
   5         41,066.40      10,000.00       4,106.68         5%        294.67
   6         33,551.72       5,000.00       3,355.17         4%         65.79
   7         30,835.85      10,000.00       3,083.59         3%        207.49
   8         22,502.72      15,000.00       2,250.27         2%        254.99
   9          8,102.94           0.00         810.29         1%          0.00
  10          8,751.17           0.00       1,248.45         0%          0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

     The market value factor      =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                  =  [(1+.08)/(1+.11)](TO THE POWER OF 2555/365) - 1

                                  =  (.97297)(TO THE POWER OF 7) - 1

                                  =   -.17452

     The Market Value Adjustment  =  Maximum of the market value factor multiplied by the withdrawal or the
                                     negative of the excess interest earned over
                                     3%

                                  =  Maximum (-.17452 X $62,985.60 or -$8,349.25)

                                  =  Maximum (-$10,992.38 or -$8,349.25) =  -$8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

     The market value factor      =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                  =   [(1+.08)/(1+.10)](TO THE POWER OF 2555/365) - 1

                                  =   (.98182)(TO THE POWER OF 7) - 1

                                  =   -.12054

     The Market Value Adjustment  =  the market value factor multiplied by the withdrawal

                                  =   -.12054 X $62,985.60

                                  =   -$7,592.11

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

     The market value factor      =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                  =  [(1+.08)/(1+.05)](TO THE POWER OF 2555/365) - 1

                                  =  (1.02857)(TO THE POWER OF 7) - 1

                                  =  .21798

     The Market Value Adjustment  =  Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over 3%

                                  =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                                  =  Minimum of ($13,729.78 or $8,349.25)

                                  =  $8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

     The market value factor      =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                  =  [(1+.08)/(1+.07)](TO THE POWER OF 2555/365) - 1

                                  =  (1.00935)(TO THE POWER OF 7) - 1

                                  =  .06728

     The Market Value Adjustment  =  the market value factor multiplied by the withdrawal

                                  =  .06728 X $62,985.60

                                  =  $4,237.90

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C

                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL    WITHDRAWAL                                              HYPOTHETICAL
CONTRACT    ACCUMULATED   MARKET VALUE      DEATH         DEATH         DEATH          DEATH
  YEAR         VALUE       ADJUSTMENT    BENEFIT (a)   BENEFIT (b)   BENEFIT (c)      BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   ------------
    1       $53,000.00       $  0.00      $53,000.00    $52,500.00    $50,000.00    $53,000.00
    2        53,530.00        500.00       54,030.00     55,125.00     53,000.00     55,125.00
    3        58,883.00          0.00       58,883.00     57,881.25     55,125.00     58,883.00
    4        52,994.70        500.00       53,494.70     60,775.31     58,883.00     60,775.31
    5        58,294.17          0.00       58,294.17     63,814.08     60,775.31     63,814.08
    6        64,123.59        500.00       64,623.59     67,004.78     63,814.08     67,004.78
    7        70,535.95          0.00       70,535.95     70,355.02     67,004.78     70,535.95
    8        77,589.54        500.00       78,089.54     73,872.77     70,535.95     78,089.54
    9        85,348.49          0.00       85,348.49     77,566.41     78,089.54     85,348.49
   10        93,883.34          0.00       93,883.34     81,444.73     85,348.49     93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

       HYPOTHETICAL                  WITHDRAWAL                                              HYPOTHETICAL
        ACCUMULATED                 MARKET VALUE      DEATH         DEATH         DEATH          DEATH
YEAR       VALUE      WITHDRAWALS    ADJUSTMENT    BENEFIT (a)   BENEFIT (b)   BENEFIT (c)      BENEFIT
----   ------------   -----------   ------------   -----------   -----------   -----------   ------------
  1     $53,000.00     $     0.00      $  0.00      $53,000.00    $52,500.00    $50,000.00    $53,000.00
  2      53,530.00           0.00       500.00       54,030.00     55,125.00     53,000.00     55,125.00
  3       3,883.00      50,000.00         0.00        3,883.00      4,171.13      3,972.50      4,171.13
  4       3,494.70           0.00       500.00        3,994.70      4,379.68      4,171.13      4,379.68
  5       3,844.17           0.00         0.00        3,844.17      4,598.67      4,379.68      4,598.67
  6       4,228.59           0.00       500.00        4,728.59      4,828.60      4,598.67      4,828.60
  7       4,651.45           0.00         0.00        4,651.45      5,070.03      4,828.60      5,070.03
  8       5,116.59           0.00       500.00        5,616.59      5,323.53      5,070.03      5,616.59
  9       5,628.25           0.00         0.00        5,628.25      5,589.71      5,616.59      5,628.25
 10         691.07       5,000.00         0.00          691.07        712.70        683.44        712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

       HYPOTHETICAL   HYPOTHETICAL
        ACCUMULATED   MARKET VALUE    HYPOTHETICAL
YEAR       VALUE       ADJUSTMENT    DEATH BENEFIT
----   ------------   ------------   -------------
  1     $53,000.00       $  0.00       $53,000.00
  2      53,530.00        500.00        54,030.00
  3      58,883.00          0.00        58,883.00
  4      52,994.70        500.00        53,494.70
  5      58,294.17          0.00        58,294.17
  6      64,123.59        500.00        64,623.59
  7      70,535.95          0.00        70,535.95
  8      77,589.54        500.00        78,089.54
  9      85,348.49          0.00        85,348.49
 10      93,883.34          0.00        93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D

                         CONDENSED FINANCIAL INFORMATION
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2007.



                                                                         YEAR ENDED DECEMBER 31st
                                       ---------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2007    2006    2005     2004     2003     2002    2001      2000     1999     1998    1997
-------------------------------------  ---------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND
Unit Value:
   Beginning of Period                  2.198   2.044   1.931    1.824    1.466    2.054    2.768    3.417    2.671    2.001   1.514
   End of Period                        2.383   2.198   2.044    1.931    1.824    1.466    2.054    2.768    3.417    2.671   2.001
   Units Outstanding at End of Period
      (in thousands)                   44,312  56,681  74,016  100,514  135,926   97,683  130,588  144,445  136,939  121,005  96,643
GOLDMAN SACHS VIT CORE FIXED INCOME
FUND
Unit Value:
   Beginning of Period                  2.107   2.051   2.044    1.995    1.959    1.838    1.728    1.590    1.629    1.530   1.418
   End of Period                        2.217   2.107   2.051    2.044    1.995    1.959    1.838    1.728    1.590    1.629   1.530
   Units Outstanding at End of Period
      (in thousands)                   35,535  43,089  53,146   69,962   96,291  102,999  108,332   91,834  106,780  102,088  86,816
GOLDMAN SACHS VIT EQUITY INDEX FUND
Unit Value:
   Beginning of Period                  3.702   3.253   3.162    2.908    2.309    3.012    3.474    3.874    3.265    2.581   1.977
   End of Period                        3.842   3.702   3.253    3.162    2.908    2.309    3.012    3.474    3.874    3.265   2.581
   Units Outstanding at End of Period
      (in thousands)                   37,356  48,997  66,358   86,857  112,918   97,085  126,463  135,764  131,644  107,625  85,344

                                                                         YEAR ENDED DECEMBER 31st
                                       -------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2007    2006    2005    2004    2003     2002     2001     2000     1999     1998    1997
-------------------------------------  -------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT INCOME
FUND
Unit Value:
   Beginning of Period                  1.859   1.813   1.811   1.800   1.796    1.668    1.573    1.451    1.469    1.384   1.311
   End of Period                        1.966   1.859   1.813   1.811   1.800    1.796    1.668    1.573    1.451    1.469   1.384
   Units Outstanding at End of Period
      (in thousands)                   21,540  25,119  31,920  41,890  64,567   95,203   59,275   42,354   51,711   48,930  35,261
GOLDMAN SACHS VIT GROWTH
OPPORTUNITIES FUND
Unit Value:
   Beginning of Period                  3.479   3.339   2.954   2.527   1.835    2.375    2.438    2.316    1.875    1.670   1.482
   End of Period                        4.093   3.479   3.339   2.954   2.527    1.835    2.375    2.438    2.316    1.875   1.670
   Units Outstanding at End of Period
      (in thousands)                   15,605  21,026  30,692  40,196  47,472   63,322   76,419   81,632   81,133   80,048  70,932
GOLDMAN SACHS VIT MID CAP VALUE FUND
Unit Value:
   Beginning of Period                  4.284   3.767   3.566   3.032   2.223    2.695    2.427    1.889    2.011    1.945   1.580
   End of Period                        4.356   4.284   3.767   3.566   3.032    2.223    2.695    2.427    1.889    2.011   1.945
   Units Outstanding at End of Period
      (in thousands)                   20,393  26,246  32,822  43,892  62,834   73,932   75,512   84,657  103,456   99,750  85,126
GOLDMAN SACHS VIT MONEY MARKET  FUND
Unit Value:
   Beginning of Period                  1.458   1.413   1.396   1.403   1.413    1.410    1.372    1.308    1.262    1.214   1.167
   End of Period                        1.508   1.458   1.413   1.396   1.403    1.413    1.410    1.372    1.308    1.262   1.214
   Units Outstanding at End of Period

                                                                         YEAR ENDED DECEMBER 31st
                                       -------------------------------------------------------------------------------------------
      (in thousands)                   33,323  38,290  48,947  61,685  99,148  184,907  168,048  137,255  205,622  128,730  91,676

                                                                         YEAR ENDED DECEMBER 31st
                                       ---------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2007    2006    2005    2004     2003     2002     2001     2000     1999     1998     1997
-------------------------------------  ---------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC
INTERNATIONAL EQUITY FUND
Unit Value:
   Beginning of Period                  2.164   1.807   1.632   1.446    1.149    1.445    1.869    2.084    1.605    1.398    1.355
   End of Period                        2.300   2.164   1.807   1.632    1.446    1.149    1.445    1.869    2.084    1.605    1.398
   Units Outstanding at End of Period
      (in thousands)                   33,576  43,581  67,004  89,898  123,218  137,904  144,032  143,187  129,946  130,011  115,585
GOLDMAN SACHS VIT STRUCTURED U.S.
EQUITY FUND
Unit Value:
   Beginning of Period                  3.066   2.761   2.643   2.429    1.930    2.559    3.124    3.503    2.748    2.336    1.894
   End of Period                        2.969   3.066   2.761   2.643    2.429    1.930    2.559    3.124    3.503    2.748    2.336
   Units Outstanding at End of Period
      (in thousands)                   31,767  40,398  49,770  66,133   89,100  112,605  146,472  166,719  167,814  164,914  156,173
AIM V.I. CAPITAL APPRECIATION FUND
Unit Value:
   Beginning of Period                  0.780   0.724   0.695   0.631    0.505    0.663    0.910    1.000      N/A      N/A      N/A
   End of Period                        0.861   0.780   0.724   0.695    0.631    0.505    0.663    0.910      N/A      N/A      N/A
   Units Outstanding at End of Period
      (in thousands)                   12,899  16,500  23.935  33,515   45,341   64,998   73,596   34,003      N/A      N/A      N/A
AIM V.I. CORE EQUITY FUND
Unit Value:
   Beginning of Period                  0.795   0.700   0.672   0.645    0.523    0.761    0.883    1.000      N/A      N/A      N/A
   End of Period                        0.847   0.795   0.700   0.672    0.645    0.523    0.761    0.883      N/A      N/A      N/A
   Units Outstanding at End of Period

                                                                         YEAR ENDED DECEMBER 31st
                                       ---------------------------------------------------------------------------------------------
      (in thousands)                    9,093  11,112  16,096  23,037   31,971   44,244   54,115   35,152      N/A      N/A      N/A
AIM V.I. GLOBAL HEALTH CARE FUND
Unit Value:
   Beginning of Period                  1.054   1.016   0.953   0.899    0.714    0.959    1.113    1.000      N/A      N/A      N/A
   End of Period                        1.161   1.054   1.016   0.953    0.899    0.714    0.959    1.113      N/A      N/A      N/A
   Units Outstanding at End of Period
      (in thousands)                    5,729   7,843  10,501  14,795   18,782   23,378   30.205   17,623      N/A      N/A      N/A
AIM V.I. LARGE CAP GROWTH FUND
Unit Value:
   Beginning of Period                  0.862   0.811   0.795   0.771    0.625    0.859    1.000     N/A       N/A      N/A      N/A
   End of Period                        0.983   0.862   0.811   0.795    0.771    0.625    0.859     N/A       N/A      N/A      N/A
   Units Outstanding at End of Period
      (in thousands)                    3,044   3,685   4,592   5,239    5,538    6,053    2,783     N/A       N/A      N/A      N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
   Beginning of Period                  1.258   1.130   1.088   0.996    0.758    1.000     N/A      N/A       N/A      N/A      N/A
   End of Period                        1.256   1.258   1.130   1.088    0.996    0.758     N/A      N/A       N/A      N/A      N/A
   Units Outstanding at End of Period
      (in thousands)                   11,894  16,946  43,925  58,754   83,127   57,284     N/A      N/A       N/A      N/A      N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
   Beginning of Period                  1.382   1.206   1.120   0.986    0.741    1.000     N/A      N/A       N/A      N/A      N/A
   End of Period                        1.506   1.382   1.206   1.120    0.986    0.741     N/A      N/A       N/A      N/A      N/A
   Units Outstanding at End of Period
      (in thousands)                      625     756     930   1,348    1,884    3,831     N/A      N/A       N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31st
                                        --------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND
INCOME PORTFOLIO
Unit Value:
   Beginning of Period                   1.351   1.172   1.137    1.037    0.796    1.039    1.053   1.000     N/A     N/A     N/A
   End of Period                         1.396   1.351   1.172    1.137    1.037    0.796    1.039   1.053     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                    32,141  42,209  48,414   65,504   85,680  111,809  107.903  26,264     N/A     N/A     N/A
ALLIANCEBERNSTEIN VPS LARGE CAP
GROWTH PORTFOLIO
Unit Value:
   Beginning of Period                   0.644   0.658   0.581    0.544    0.448    0.657    0.807   1.000     N/A     N/A     N/A
   End of Period                         0.721   0.644   0.658    0.581    0.544    0.448    0.657   0.807     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                    40,336  55,573  76,799  102,546  142,071  125,366   89,664  41,877     N/A     N/A     N/A
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
VALUE PORTFOLIO
Unit Value:
   Beginning of Period                   1.592   1.415   1.346    1.147    0.826    1.000      N/A     N/A     N/A     N/A     N/A
   End of Period                         1.593   1.592   1.415    1.346    1.147    0.826      N/A     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                     5,674   6,563   6,354    7,193    7,124    8,092      N/A     N/A     N/A     N/A     N/A
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
Unit Value:
   Beginning of Period                   1.475   1.237   1.190    1.065    0.841    1.000      N/A     N/A     N/A     N/A     N/A
   End of Period                         1.393   1.475   1.237    1.190    1.065    0.841      N/A     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                     2,492   3,145   4,468    4,632    5,041    5,960      N/A     N/A     N/A     N/A     N/A

                                                                       YEAR ENDED DECEMBER 31st
                                        --------------------------------------------------------------------------------------------
DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
   Beginning of Period                   3.420   2.808   2.524    2.103    1.488    1.685    1.962   1.000   1.736   1.596   1.519
   End of Period                         3.547   3.420   2.808    2.524    2.103    1.488    1.685   1.962   1.980   1.736   1.596
   Units Outstanding at End of Period
      (in thousands)                    11,983  15,137  18,929   22,097   28,413   35,925   45,358  57,144  63,396  68,279  62,134
DELAWARE VIP GROWTH OPPORTUNITIES
SERIES
Unit Value:
   Beginning of Period                   0.926   0.886   0.809    0.732    0.527    0.714    0.862   1.000     N/A     N/A     N/A
   End of Period                         1.029   0.926   0.886    0.809    0.732    0.527    0.714   0.862     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                     4,013   5,306   7,033    9,689   13,379   18,371   26,111  20,348     N/A     N/A     N/A
DWS DREMAN HIGH RETURN EQUITY
VIP
Unit Value:
   Beginning of Period                   1.593   1.412   1.433    1.299    1.028    1.141    1.216   1.000     N/A     N/A     N/A
   End of Period                         1.541   1.593   1.412    1.433    1.299    1.028    1.141   1.216     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                     1,861   2,631   4,114    5,807    7,711    9,276   12,847   8,123     N/A     N/A     N/A



                                                                       YEAR ENDED DECEMBER 31st
                                        --------------------------------------------------------------------------------------------
SUB-ACCOUNT                              2007    2006    2005    2004     2003     2002     2001     2000    1999    1998    1997
-------------------------------------   --------------------------------------------------------------------------------------------
DWS TECHNOLOGY VIP
Unit Value:
   Beginning of Period                   0.453   0.456   0.446   0.444    0.307    0.484    0.726    1.000     N/A     N/A    N/A

                                                                       YEAR ENDED DECEMBER 31st
                                       ---------------------------------------------------------------------------------------------
   End of Period                        0.510   0.453   0.456   0.446    .0444    0.307    0.484    0.726      N/A      N/A      N/A
   Units Outstanding at End of Period
      (in thousands)                   10,107  14,478  19,054  29,415   36,309   46,709   61,599   39,623      N/A      N/A      N/A
EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
   Beginning of Period                  1.085   1.044   1.020   1.006    0.992    1.003    1.000      N/A      N/A      N/A      N/A
   End of Period                        1.087   1.085   1.044   1.020    1.006    0.992    1.003      N/A      N/A      N/A      N/A
   Units Outstanding at End of Period
      (in thousands)                    4,733   6,715   6,972   8,142    6,745    6,606    5,031      N/A      N/A      N/A      N/A
FIDELITY VIP ASSET MANAGER(SM)
PORTFOLIO
Unit Value:
   Beginning of Period                  1.982   1.874   1.828   1.759    1.513    1.682    1.779    1.000    1.717    1.514    1.273
   End of Period                        2.257   1.982   1.874   1.828    1.759    1.513    1.682    1.779    1.879    1.717    1.514
   Units Outstanding at End of Period
      (in thousands)                   11,467  14,627  18,873  25,020   30,953   39,943   56,014   69,447   78,861   69,704   55,551
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
   Beginning of Period                  4.653   3.928   3.765   3.426    2.667    3.259    3.479    1.000    3.107    2.824    2.236
   End of Period                        4.656   4.653   3.928   3.765    3.426    2.667    3.259    3.479    3.256    3.107    2.824
   Units Outstanding at End of Period
      (in thousands)                   20,729  44,306  58,900  77,753  103,116  129,891  155,830  160,638  188,374  187,989  180,001
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
   Beginning of Period                  3.488   3.313   3.177   3.119    2.382    3.458    4.261    1.000    3.586    2.608    2.143
   End of Period                        4.365   3.488   3.313   3.177    3.119    2.382    3.458    4.261    4.857    3.586    2.608

                                                                       YEAR ENDED DECEMBER 31st
                                       ---------------------------------------------------------------------------------------------
   Units Outstanding at End of Period
      (in thousands)                   30,358  39,741  55,169  74,506   95,952  118,860  145,454  165,188  160,262  149,009  148,211



                                                                       YEAR ENDED DECEMBER 31st
                                       --------------------------------------------------------------------------------------
SUB-ACCOUNT                             2007    2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
-------------------------------------  --------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
   Beginning of Period                  2.325   2.121   2.096   1.940   1.547   1.518   1.745   1.000   2.142   2.272   1.958
   End of Period                        2.355   2.325   2.121   2.096   1.940   1.547   1.518   1.745   2.284   2.142   2.272
   Units Outstanding at End of Period
      (in thousands)                   14,775  18,468  23,701  31,613  42,370  53,459  75,143  89,452  97,498  97,829  76,343
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
   Beginning of Period                  2.680   2.303   1.963   1.753   1.241   1.579   2.033   1.000   1.814   1.632   1.484
   End of Period                        3.099   2.680   2.303   1.963   1.753   1.241   1.579   2.033   2.550   1.814   1.632
   Units Outstanding at End of Period
      (in thousands)                   13,297  16,512  20,504  27,367  35,468  47,396  63,236  72,650  58,821  59,052  56,689
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
   Beginning of Period                  1.525   1.389   1.208   1.064   0.843   0.946   1.000     N/A     N/A     N/A     N/A
   End of Period                        1.763   1.525   1.389   1.208   1.064   0.843   0.946     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                   20,729  26,940  29,669  28,056  25,489  23,143   6,027     N/A     N/A     N/A     N/A
FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO

                                                                        YEAR ENDED DECEMBER 31st
                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                             2007   2006    2005    2004    2003   2002   2001   2000  1999  1998  1997
-------------------------------------  -----------------------------------------------------------------------------
Unit Value:
   Beginning of Period                 0.852   0.823   0.768   0.729  0.572  0.744  0.884  1.000   N/A   N/A   N/A
   End of Period                       1.032   0.852   0.823   0.768  0.729  0.572  0.744  0.884   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                   2.892   3,464   4,224   6,851  8,315  8,451  8,713  4,701   N/A   N/A   N/A
FIDELITY VIP MID CAP PORTFOLIO
PORTFOLIO
Unit Value:
   Beginning of Period                 1.849   1.669   1.435   1.168  0.857  1.000    N/A    N/A   N/A   N/A   N/A
   End of Period                       2.101   1.849   1.669   1.435  1.168  0.857    N/A    N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                   7,819  12,512  14,845  11,728  9,987  8,762    N/A    N/A   N/A   N/A   N/A

                                                                       YEAR ENDED DECEMBER 31st
                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                             2007   2006   2005   2004   2003   2002   2001   2000   1999   1998   1997
-------------------------------------  -----------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
   Beginning of Period                 1.503  1.314  1.302  1.161  0.748  1.000    N/A    N/A    N/A    N/A    N/A

   End of Period                       1.561  1.503  1.314  1.302  1.161  0.748    N/A    N/A    N/A    N/A    N/A

   Units Outstanding at End of Period
      (in thousands)                   2,502  2,937  4,078  5,714  6,841  2,668    N/A    N/A    N/A    N/A    N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
   Beginning of Period                 1.373  1.194  1.170  1.073  0.867  0.947  1.192  1.000    N/A    N/A    N/A

   End of Period                       1.303  1.373  1.194  1.170  1.073  0.867  0.947  1.192    N/A    N/A    N/A

   Units Outstanding at End of Period
      (in thousands)                   3,026  3,394  4,736  6,197  6,133  6,131  5,654  1,498    N/A    N/A    N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
   Beginning of Period                 1.186  1.086  1.090  1.025  0.819  1.000    N/A    N/A    N/A    N/A    N/A

   End of Period                       1.242  1.186  1.086  1.090  1.025  0.819    N/A    N/A    N/A    N/A    N/A

   Units Outstanding at End of Period
      (in thousands)                   1,381  1,663  2,261  2,580  2,074  1,207    N/A    N/A    N/A    N/A    N/A


FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
Unit Value:
   Beginning of Period                   0.824   0.769   0.745   0.678   0.501   0.713   0.854   1.000   N/A   N/A   N/A

   End of Period                         0.903   0.824   0.769   0.745   0.678   0.501   0.713   0.854   N/A   N/A   N/A

   Units Outstanding at End of Period
      (in thousands)                    25,735  39,206  45,151  55,170  76,438  69,575  59,750  39,455   N/A   N/A   N/A


                                                                     YEAR ENDED DECEMBER 31st
                                        ----------------------------------------------------------------------------------
SUB-ACCOUNT                              2007    2006    2005    2004     2003    2002     2001    2000   1999  1998  1997
-------------------------------------   ----------------------------------------------------------------------------------
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
   Beginning of Period                   1.469   1.259   1.156   1.041    0.844   1.000      N/A     N/A   N/A   N/A   N/A
   End of Period                         1.498   1.469   1.259   1.156    1.041   0.844      N/A     N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                     4,789   5,495   5,103   5,702    5,848   4,311      N/A     N/A   N/A   N/A   N/A
FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
   Beginning of Period                   1.551   1.296   1.194   1.022    0.784   1.000      N/A     N/A   N/A   N/A   N/A
   End of Period                         1.765   1.551   1.296   1.194    1.022   0.784      N/A     N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                     8,590  11,597  13,063  17,180   24,466  19,374      N/A     N/A   N/A   N/A   N/A
JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
   Beginning of Period                   0.929   0.623   0.792   0.719    0.591   0.767    0.900   1.000   N/A   N/A   N/A
   End of Period                         0.993   0.929   0.875   0.792    0.719   0.591  0.0.767   0.900   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                    15,236  20,104  24,143  28,738   35,925  50,358   67,633  40,227   N/A   N/A   N/A
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
Unit Value:
   Beginning of Period                   0.929   0.623   0.608   0.592    0.457   0.633    0.855   1.000   N/A   N/A   N/A
   End of Period                         0.772   0.929   0.623   0.608    0.592   0.457    0.633   0.855   N/A   N/A   N/A
   Units Outstanding at End of

                                                                     YEAR ENDED DECEMBER 31st
                                        ----------------------------------------------------------------------------------
   Period
      (in thousands)                    16,567  20,104  29,575  41,458   55,756  86,729  110,027  45,951   N/A   N/A   N/A

                                                                     YEAR ENDED DECEMBER 31st
                                        ---------------------------------------------------------------------------
SUB-ACCOUNT                              2007    2006    2005    2004    2003    2002  2001  2000  1999  1998  1997
-------------------------------------   ---------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
Unit Value:
   Beginning of Period                   1.101   1.092   1.077   0.956   0.710  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                         1.188   1.101   1.092   1.077   0.956  0.710   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                     1,315   1,938   3,638   5,322   6,591  3,341   N/A   N/A   N/A   N/A   N/A
MFS(R) NEW DISCOVERY SERIES
Unit Value:
   Beginning of Period                   1.184   1.064   1.028   0.982   0.747  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                         1.194   1.184   1.064   1.028   0.982  0.747   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                     1,453   1,689   1,933   2,682   3,162  4,210   N/A   N/A   N/A   N/A   N/A
MFS(R) TOTAL RETURN SERIES
Unit Value:
   Beginning of Period                   1.277   1.161   1.148   1.049   0.918  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                         1.308   1.277   1.161   1.148   1.049  0.918   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                     6,496   8,343   12,045 13,135  13,765  9,555   N/A   N/A   N/A   N/A   N/A
MFS(R) UTILITIES SERIES
Unit Value:
   Beginning of Period                   2.121   1.643   1.430   1.118   0.837  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                         2.666   2.121   1.643   1.430   1.118  0.837   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period

      (in thousands)                     3,043   3,173   3,396   1,985   1,385   111    N/A   N/A   N/A   N/A   N/A
OPPENHEIMER BALANCED FUND/VA
Unit Value:
   Beginning of Period                   1.331   1.218   1.192   1.102   0.897  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                         1.357   1.331   1.218   1.192   1.102  0.897   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                     2,111   2,466   3,166   3,287   3,284  1,452   N/A   N/A   N/A   N/A   N/A

                                                                 YEAR ENDED DECEMBER 31st
                                       ------------------------------------------------------------------------
SUB-ACCOUNT                             2007   2006   2005   2004    2003    2002  2001  2000  1999  1998  1997
-------------------------------------  ------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
   Beginning of Period                 1.165  1.098  1.062   1.011   0.785  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.307  1.165  1.098   1.062   1.011  0.785   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                   3,699  5,135  7,117   9,180   9,294  6,290   N/A   N/A   N/A   N/A   N/A
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
   Beginning of Period                 1.650  1.427  1.269   1.084   0.770  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.725  1.650  1.427   1.269   1.084  0.770   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                   5,781  7,116  8,504   8,861   7,989  7,708   N/A   N/A   N/A   N/A   N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
   Beginning of Period                 1.338  1.243  1.237   1.154   0.946  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.313  1.338  1.243   1.237   1.154  0.946   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                   4,343  5,449  8,482  10,324  12,863  8,927   N/A   N/A   N/A   N/A   N/A
OPPENHEIMER MAIN STREET FUND(R)/VA
Unit Value:
   Beginning of Period                 1.271  1.124  1.078   1.003   0.805  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.305  1.271  1.124   1.078   1.003  0.805   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                   1,853  2,400  2,754   3,313   3,517  3,512   N/A   N/A   N/A   N/A   N/A

SUB-ACCOUNT                             2007    2006    2005    2004    2003    2002     2001    2000    1999    1998    1997
-------------------------------------  ---------------------------------------------------------------------------------------
PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
   Beginning of Period                  2.216   1.660   1.224   1.047   0.673   0.692    0.758   1.000     N/A     N/A     N/A
   End of Period                        3.112   2.216   1.660   1.224   1.047   0.673    0.692   0.758     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                    7,420   9,249  13,222  15,009  20,713  10,104    8,741   6,325     N/A     N/A     N/A
PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
   Beginning of Period                  2.895   2.153   1.902   1.425   1.076   1.067    1.007   1.000     N/A     N/A     N/A
   End of Period                        2.308   2.895   2.153   1.902   1.425   1.076    1.067   1.007     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                    4,683   6,063   7,306   9,176   8,866  11,154    6,162   1,505     N/A     N/A     N/A
T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
   Beginning of Period                  1.774   1.512   1.322   1.179   0.917   1.138    1.485   1.000   1.396   1.222   1.203
   End of Period                        1.977   1.774   1.512   1.322   1.179   0.917    1.138   1.485   1.834   1.396   1.222
   Units Outstanding at End of Period
      (in thousands)                   18,966  25,058  26,725  36,671  49,874  81,388  115,669  77,533  68,032  68,367  59,832

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy (Form A3018-91) issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Information specific to ExecAnnuity Plus '91 (A3018-91) is set forth in Appendix C. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated April 30, 2008 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 4 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds:


GOLDMAN SACHS VARIABLE INSURANCE  TRUST
(SERVICE SHARES)
Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Global Health Care Fund
AIM V.I. Large Cap Growth Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio


DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series

DWS VARIABLE SERIES II
DWS Dreman High Return Equity VIP
DWS Technology VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
(SERVICE CLASS 2)
Fidelity VIP Contrafund(R) PortfoliO
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

                                                    (CONTINUES TO THE NEXT PAGE)

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              DATED APRIL 30, 2008

(CONT.)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Large Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.

                                TABLE OF CONTENTS

SPECIAL TERMS                                                                  5
SUMMARY OF FEES AND EXPENSES                                                   6
SUMMARY OF THE POLICY FEATURES                                                10
PERFORMANCE INFORMATION                                                       12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS    14
INVESTMENT OBJECTIVES AND POLICIES                                            15
WHAT IS AN ANNUITY?                                                           21
CHARGES AND DEDUCTIONS                                                        22
   SURRENDER CHARGE                                                           22
   PREMIUM TAXES                                                              25
   POLICY FEE                                                                 25
   CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER    25
   ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS                             25
THE VARIABLE ANNUITY POLICIES                                                 27
   DISRUPTIVE TRADING                                                         27
   PURCHASE PAYMENTS                                                          28
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                              29
   RIGHT TO CANCEL ALL OTHER POLICIES                                         29
   TELEPHONE TRANSACTION PRIVILEGE                                            29
   TRANSFER PRIVILEGE                                                         29
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS              30
   SURRENDER                                                                  31
   PARTIAL REDEMPTION                                                         31
   DEATH BENEFIT                                                              32
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                     33
   ASSIGNMENT                                                                 33
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                          33
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                             34
   NORRIS DECISION                                                            35
   COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS                  35
FEDERAL TAX CONSIDERATIONS                                                    38
   GENERAL                                                                    38
   QUALIFIED AND NON-QUALIFIED POLICIES                                       39
   TAXATION OF THE POLICY                                                     39
   TAX WITHHOLDING                                                            42
   PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                          42
LOANS (QUALIFIED POLICIES ONLY)                                               44
STATEMENTS AND REPORTS                                                        44
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                             44
VOTING RIGHTS                                                                 45
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                     45
DISTRIBUTION                                                                  45
LEGAL MATTERS                                                                 46
FURTHER INFORMATION                                                           46
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT                     A-1
APPENDIX B -- CONDENSED FINANCIAL INFORMATION                                B-1
APPENDIX C -- POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)             C-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE COMPANY                   5
SERVICES                                                                       5
UNDERWRITERS                                                                   6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         9
PERFORMANCE INFORMATION                                                       10
FINANCIAL STATEMENTS                                                         F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein VPS"), Delaware VIP Trust ("Delaware VIP"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), DWS Variable Series II ("DVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.


VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Goldman Sachs VIT Structured U.S. Equity Fund, Goldman Sachs VIT Money Market Fund, or Goldman Sachs VIT Equity Index Fund.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                  MAXIMUM CHARGE
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn)                8.0%

TRANSFER CHARGE(2):                      $0 on the first 12 transfers in
                                         a Policy year. Up to $25 for
                                         subsequent transfers

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

COMPLETE YEARS FROM
  DATE OF PAYMENT    CHARGE
-------------------  ------
        0-2            8%
         3             7%
         4             6%
         5             5%
         6             4%
         7             3%
         8             2%
         9             1%
    Thereafter         0%

(2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:

ANNUAL POLICY FEE:(1)                                           $30

ANNUAL  VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average daily net assets)
Mortality and Expense Risk Charge:                              1.25%
Administrative Expense Charge:                                  0.20%
                                                                ----
Total Annual Expenses:                                          1.45%

OPTIONAL RIDER CHARGES:
   The charge on an annual basis as a percentage of the
      Accumulated Value is:
      Optional Minimum Guaranteed Annuity Payout (M-GAP)
         Rider with a ten-year waiting period(2)                0.25%
      Optional Minimum Guaranteed Annuity Payout (M-GAP)
         Rider with a fifteen-year waiting period(2)            0.15%

(1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

(2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS


TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.



TOTAL ANNUAL FUND OPERATING EXPENSES         MINIMUM            MAXIMUM
------------------------------------  -------------------  ----------------
Expenses that are deducted from       Annual charge of     Annual charge of
Underlying Fund assets, including     0.55%(1) of average  1.64% of average
management fees, distribution and/or daily net assets daily net assets service (12b-1) fees and other expenses.



(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including this reduction, the total class operating expenses is 0.54%. This offset may be discontinued at any time.

The table above shows the minimum and maximum expenses of the Funds during 2007. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
                          ------  -------  -------  --------
Fund with the maximum
total operating expenses  $1,073   $1,703   $2,252   $3,676

(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
                          ------  -------  -------  --------
Fund with the maximum
total operating expenses   $342    $1,042   $1,765   $3,676


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
                          ------  -------  -------  --------
Fund with the minimum
total operating expenses   $949    $1,330   $1,603   $2,379


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
                          ------  -------  -------  --------
Fund with the minimum
total operating expenses   $208     $643    $1,103   $2,379

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                         SUMMARY OF THE POLICY FEATURES

INVESTMENT OPTIONS


Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


INVESTMENT IN THE SUB-ACCOUNT


Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.

SURRENDER OR PARTIAL REDEMPTION

At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of:

     (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death;

     (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions; or

     (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date.

Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                             PERFORMANCE INFORMATION

The Company first offered ExecAnnuity Plus '93 in 1993. The Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity ").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.


As of December 31, 2007, the Company had $10 billion in assets and $12 billion of life insurance in force.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

THE SEPARATE ACCOUNT. The Company maintains a separate account called Separate Account VA-K. Separate Account VA-K was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.


ADVISER: GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL - GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND

GOLDMAN SACHS VIT CAPITAL GROWTH FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND - seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND - seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND - seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND - seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND - The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

ADVISER: INVESCO AIM ADVISORS, INC.

AIM V.I. CAPITAL APPRECIATION FUND -- The fund's investment objective is growth of capital. The fund seeks to meet its investments by primarily in common stocks of companies of all market capitalizations. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong

Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. CORE EQUITY FUND -- The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. GLOBAL HEALTH CARE FUND -- The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of health care industry companies. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. LARGE CAP GROWTH FUND -- The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)

ADVISER: INVESCO AIM ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. CAPITAL DEVELOPMENT FUND -- The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.


ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO -- seeks long-term growth of capital.


DELAWARE VIP TRUST

ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series total assets will be invested in equity securities of issuers from foreign countries.


DELAWARE VIP TRUST (SERVICE CLASS)

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in securities of medium-sized companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. Management selects stocks of companies that they think will provide high and consistent earnings growth with a reasonable level of risk.

DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS DREMAN HIGH RETURN EQUITY VIP -- seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S, companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Dreman Value Management L.L.C. is the subadvisor to the portfolio.

DWS TECHNOLOGY VIP -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector. The portfolio may invest in companies of any size. In addition, the portfolio may invest up to 35% of its net assets in foreign securities.

EATON VANCE VARIABLE TRUST

ADVISER: EATON VANCE MANAGEMENT

EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund normally invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)). The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                   FUND,
                                   FT VIP FRANKLIN GROWTH AND INCOME SECURITIES
                                   FUND, AND
                                   FT VIP FRANKLIN SMALL-MID CAP GROWTH
                                   SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND

ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in a broadly diversified portfolio of equity securities, including securities convertible into common stock.


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities.


FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund normally also invests to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.


JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)

ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks capital appreciation.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks total return.

MFS(R) UTILITIES SERIES -- seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower grade, high-yield debt securities.

OPPENHEIMER MAIN STREET FUND(R)/VA -- seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.


PIONEER EMERGING MARKETS VCT PORTFOLIO -- Long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- Long-term growth of capital. Current income is a secondary objective.


T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing, and is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price Associates, Inc.


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                               WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments - purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments - purchase payments invested in the Policy for more than nine years; and

(3)  the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application were both within the following class of individuals:

     All employees and directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who resided in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

                       CHARGE AS
YEARS FROM DATE OF   PERCENTAGE OF
PAYMENT TO DATE OF    NEW PAYMENTS
    WITHDRAWAL         WITHDRAWN
----------------------------------
        0-2                8%
         3                 7%
         4                 6%
         5                 5%
         6                 4%
         7                 3%
         8                 2%
         9                 1%
    more than 9            0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

Where (2) is: 10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

Where (3) is: The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE POLICIES IN GENERAL." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company paid sales commissions, not to exceed 6% of initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
   waiting period                                                     0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year
   waiting period                                                     0.15%

For a description of this Rider, see ""DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                          THE VARIABLE ANNUITY POLICIES

AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

-    the number of transfers made over a period of time;

-    the length of time between transfers;

- whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

-    the dollar amount(s) requested for transfers; and

- whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

-    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same Policy Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Service Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Service Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.


Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs VIT Money Market Fund.



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RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the Service Office at Service Office, Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE


Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. Transfers to and from the Fixed Account are currently subject to the restrictions set forth under APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT.


If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy's Accumulated Value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Goldman Sachs VIT Government Income Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.


The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Policy and a signed, written request for surrender on a Company surrender form to the Company to the Service Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS." For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site: https://cwannuity.se2.com.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Service Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Service Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS." For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.


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DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Service Office,

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals, or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Service Office.


Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Service Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:


(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Service Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

ASSIGNMENT

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund, and the Goldman Sachs VIT Money Market Fund.


The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

Where: (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

       (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A - MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


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The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is (1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

- For life annuity options the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.


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DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.


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

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Policy.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A POLICY IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Policy, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Policy, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account. The Company intends that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Policy that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of any assets in the Separate Account. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.


In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

QUALIFIED AND NON-QUALIFIED POLICIES


From a federal tax viewpoint there are two broad categories of variable annuity policies: "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified policy is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE POLICY

IN GENERAL. The Company believes that the Policy described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Policy is a qualified policy, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Policy chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Policy may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Policy. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Policy. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Policy will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Policy any other applicable provisions of the Code.


MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED POLICIES. Under Section 401(a)(9) of the Code, qualified Policies will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.) The regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Policy as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations.

The regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:


(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Policy may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Policy modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Policy is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED POLICIES. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Policy contains provisions that are designed to meet the requirements of Section 72(s).


Under Section 72(s), if the deceased Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Policy is not the deceased Owner's surviving spouse, the specific distribution requirement applicable under
Section 72(s) will depend upon whether annuity payments have commenced. If any Owner dies after annuity payments have commenced, the entire remaining interest under the Policy must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If any Owner dies before annuity payments have commenced, then the entire amount held under the Policy must be distributed (i) within five years after the death of the Owner, and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary. No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Policy modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Policy's Accumulated Value are not taxable to the Owner until withdrawn from the Policy. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as ordinary income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Policy that were not excluded from the Owner's s income less any amounts previously withdrawn from the Policy which were excluded from income as recovery of the investment in the Policy. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract. Different rules may apply to qualified Policies.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Policy, a portion of each such payment received may generally be excluded from income as a recovery of the investment in the Policy. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from income for the investment in the Policy ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Policy is fully recovered, because payments under the Policy have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Policy is recovered, a deduction for the remaining amount is generally allowed on the annuitant's final tax return.


PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Policy if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Policy prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Policy are made to an employee who has terminated employment after reaching age 55; or


     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

Some forms of annuity payments permitted under the Policies may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Policy prior to age 59 1/2.


ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Policy transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Policy transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.


OTHER TAX ISSUES

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Policy, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract.

FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy. We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.


PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Policy a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Policies may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Policies. Individuals purchasing a qualified Policy should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under THE VARIABLE ANNUITY POLICIES. The Policy, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Policy and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.


Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax. For Policies issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                         LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.


                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.


The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class,

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Separate Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                  DISTRIBUTION


Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.


                                  LEGAL MATTERS


There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

-    the Separate Account; or

- the ability of the principal underwriter to perform its contract with the Separate Account; or

- on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT

Where permitted by state law, transfers to or from the Fixed Account will be subject to the following conditions:

Transfers TO the Fixed Account will be permitted only if:

- the Accumulated Value allocated to the Fixed Account is less than 25% of the Contract's Accumulated Value, as of the Valuation Day preceding the date of the request for transfer; and

- following the transfer, the Accumulated Value allocated to the Fixed Account will be less than or equal to 25% of the Contract's Accumulated Value.

Transfers FROM the Fixed Account will be permitted only if:

- there has been a period of 90 calendar days since the last transfer TO OR FROM the Fixed Account; and

- the transfer amount is less than or equal to the greater of (a) 10% of the Accumulated Value allocated to the Fixed Account or (b) $10,000.

IF THE COMPANY RECEIVES A TRANSFER REQUEST THAT DOES NOT SATISFY THE ABOVE CONDITIONS, THE COMPANY WILL REFUSE THE ENTIRE TRANSFER REQUEST. If the Company refuses a transfer request, the Company will notify the Owner as soon as practicable.

New Payments allocated to the Fixed Account and automatic transfers from the Fixed Account under the Dollar-Cost-Averaging Option are not considered "transfers" under the above conditions. The Company reserves the right to discontinue offering Dollar-Cost-Averaging Options that utilize the Fixed Account as the source account.

Notwithstanding the above, the Company will permit one transfer from the Fixed Account, which will not be considered a "transfer" under the above conditions, in order for the Owner to implement an asset allocation program. In addition, the Company will permit one transfer to the Fixed Account, which will not be considered a "transfer" under the above conditions, upon the termination of an asset allocation program.

The Company reserves the right to amend the transfer conditions in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2007.



                                                                  YEAR ENDED DECEMBER 31st
                                ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                      2007    2006    2005     2004     2003     2002     2001     2000     1999     1998     1997
-----------                     ----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL
GROWTH FUND
Unit Value:
   Beginning of Period           2.198   2.044   1.931    1.824    1.466    2.054    2.768    3.417    2.671    2.001    1.514
   End of Period                 2.383   2.198   2.044    1.931    1.824    1.466    2.054    2.768    3.417    2.671    2.001
   Units Outstanding at End of
   Period
      (in thousands)            44,312  56,681  74,016  100,514  135,926   97,683  130,588  144,445  136,939  121,005   96,643
GOLDMAN SACHS VIT CORE FIXED
INCOME FUND
Unit Value:
   Beginning of Period           2.107   2.051   2.044    1.995    1.959    1.838    1.728    1.590    1.629    1.530    1.418
   End of Period                 2.217   2.107   2.051    2.044    1.995    1.959    1.838    1.728    1.590    1.629    1.530
   Units Outstanding at End of
   Period
      (in thousands)            35,535  43,089  53,146   69,962   96,291  102,999  108,332  91,834   106,780  102,088   86,816
GOLDMAN SACHS VIT EQUITY
INDEX FUND
Unit Value:
   Beginning of Period           3.702   3.253   3.162    2.908    2.309    3.012    3.474    3.874    3.265    2.581    1.977
   End of Period                 3.842   3.702   3.253    3.162    2.908    2.309    3.012    3.474    3.874    3.265    2.581
   Units Outstanding at End of
   Period
      (in thousands)            37,356  48,997  66,358   86,857  112,918   97,085  126,463  135,764  131,644  107,625   85,344
GOLDMAN SACHS VIT
GOVERNMENT INCOME FUND
Unit Value:
   Beginning of Period           1.859   1.813   1.811    1.800    1.796    1.668    1.573    1.451    1.469    1.384    1.311

   End of Period                 1.966   1.859   1.813    1.811    1.800    1.796    1.668    1.573    1.451    1.469    1.384
   Units Outstanding at End of
   Period
      (in thousands)            21,540  25,119  31,920   41,890   64,567   95,203   59,275   42,354   51,711   48,930   35,261
GOLDMAN SACHS VIT GROWTH
OPPORTUNITIES FUND
Unit Value:
   Beginning of Period           3.479   3.339   2.954    2.527    1.835    2.375    2.438    2.316    1.875    1.670    1.482
   End of Period                 4.093   3.479   3.339    2.954    2.527    1.835    2.375    2.438    2.316    1.875    1.670
   Units Outstanding at End of
   Period
      (in thousands)            15,605  21,026  30,692   40,196   47,472   63,322   76,419   81,632   81,133   80,048   70,932
GOLDMAN SACHS VIT MID CAP
VALUE FUND
Unit Value:
   Beginning of Period           4.284   3.767   3.566    3.032    2.223    2.695    2.427    1.889    2.011    1.945    1.580
   End of Period                 4.356   4.284   3.767    3.566    3.032    2.223    2.695    2.427    1.889    2.011    1.945
   Units Outstanding at End of
   Period
      (in thousands)            20,393  26,246  32,822   43,892   62,834   73,932   75,512   84,657  103,456   99,750   85,126
GOLDMAN SACHS VIT MONEY
MARKET  FUND
Unit Value:
   Beginning of Period           1.458   1.413   1.396    1.403    1.413    1.410    1.372    1.308    1.262    1.214    1.167
   End of Period                 1.508   1.458   1.413    1.396    1.403    1.413    1.410    1.372    1.308    1.262    1.214
   Units Outstanding at End of
   Period
      (in thousands)            33,323  38,290  48,947   61,685   99,148  184,907  168,048  137,255  205,622  128,730   91,676
GOLDMAN SACHS VIT STRATEGIC
INTERNATIONAL EQUITY FUND
Unit Value:
   Beginning of Period           2.164   1.807   1.632    1.446    1.149    1.445    1.869    2.084    1.605    1.398    1.355
   End of Period                 2.300   2.164   1.807    1.632    1.446    1.149    1.445    1.869    2.084    1.605    1.398
   Units Outstanding at End of
   Period
      (in thousands)            33,576  43,581  67,004   89,898  123,218  137,904  144,032  143,187  129,946  130,011  115,585

GOLDMAN SACHS VIT STRUCTURED
U.S. EQUITY FUND
Unit Value
   Beginning of Period           3.066   2.761   2.643   2.429    1.930    2.559    3.124    3.503    2.748    2.336    1.894
   End of Period                 2.969   3.066   2.761   2.643    2.429    1.930    2.559    3.124    3.503    2.748    2.336
   Units Outstanding at End of
   Period
      (in thousands)            31,767  40,398  49,770  66,133   89,100  112,605  146,472  166,719  167,814  164,914  156,173
AIM V.I. CAPITAL APPRECIATION
FUND
Unit Value:
   Beginning of Period           0.780   0.724   0.695   0.631    0.505    0.663    0.910    1.000      N/A      N/A      N/A
   End of Period                 0.861   0.780   0.724   0.695    0.631    0.505    0.663    0.910      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)            12,899  16,500  23.935  33,515   45,341   64,998   73,596   34,003      N/A      N/A      N/A
AIM V.I. CORE EQUITY FUND
Unit Value:
   Beginning of Period           0.795   0.700   0.672   0.645    0.523    0.761    0.883    1.000      N/A      N/A      N/A
   End of Period                 0.847   0.795   0.700   0.672    0.645    0.523    0.761    0.883      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)             9,093  11,112  16,096  23,037   31,971   44,244   54,115   35,152      N/A      N/A      N/A
AIM V.I. GLOBAL HEALTH CARE
FUND
Unit Value:
   Beginning of Period           1.054   1.016   0.953   0.899    0.714    0.959    1.113    1.000      N/A      N/A      N/A
   End of Period                 1.161   1.054   1.016   0.953    0.899    0.714    0.959    1.113      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)             5,729   7,843  10,501  14,795   18,782   23,378   30,205   17,623      N/A      N/A      N/A
AIM V.I. LARGE CAP GROWTH FUND
Unit Value:
   Beginning of Period           0.862   0.811   0.795   0.771    0.625    0.859    1.000      N/A      N/A      N/A      N/A
   End of Period                 0.983   0.862   0.811   0.795    0.771    0.625    0.859      N/A      N/A      N/A      N/A
   Units Outstanding at End of

   Period
      (in thousands)             3,044   3,685   4,592   5,239    5,538    6,053    2,783     N/A  N/A  N/A  N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
   Beginning of Period           1.258   1.130   1.088   0.996    0.758    1.000      N/A     N/A  N/A  N/A  N/A
   End of Period                 1.256   1.258   1.130   1.088    0.996    0.758      N/A     N/A  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)            11,894  16,946  43,925  58,754   83,127   57,284      N/A     N/A  N/A  N/A  N/A
AIM V.I. CAPITAL DEVELOPMENT
FUND
Unit Value:
   Beginning of Period           1.382   1.206   1.120   0.986    0.741    1.000      N/A     N/A  N/A  N/A  N/A
   End of Period                 1.506   1.382   1.206   1.120    0.986    0.741      N/A     N/A  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)               625     756     930   1,348    1,884    3,831      N/A     N/A  N/A  N/A  N/A
ALLIANCEBERNSTEIN VPS GROWTH
AND INCOME PORTFOLIO
Unit Value:
   Beginning of Period           1.351   1.172   1.137   1.037    0.796    1.039    1.053   1.000  N/A  N/A  N/A
   End of Period                 1.396   1.351   1.172   1.137    1.037    0.796    1.039   1.053  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)            32,141  42,209  48,414  65,504   85,680  111,809  107,903  26,264  N/A  N/A  N/A
ALLIANCEBERNSTEIN VPS LARGE
CAP GROWTH PORTFOLIO
Unit Value:
   Beginning of Period          0.644   0.658    0.581   0.544    0.448    0.657    0.807   1.000  N/A  N/A  N/A
   End of Period                0.721   0.644    0.658   0.581    0.544    0.448    0.657   0.807  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)            40,336  55,573  76,799  102,546  142,071 125,366   89,664  41,877  N/A  N/A  N/A

ALLIANCEBERNSTEIN VPS
SMALL/MID-CAP VALUE PORTFOLIO
Unit Value:
   Beginning of Period           1.592   1.415   1.346   1.147    0.826    1.000      N/A      N/A      N/A      N/A      N/A
   End of Period                 1.593   1.592   1.415   1.346    1.147    0.826      N/A      N/A      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)             5,674   6,563   6,354   7,193    7,124    8,092      N/A      N/A      N/A      N/A      N/A
ALLIANCEBERNSTEIN VPS VALUE
PORTFOLIO
Unit Value:
Beginning of Period              1.475   1.237   1.190   1.065    0.841    1.000      N/A      N/A      N/A      N/A      N/A
   End of Period                 1.393   1.475   1.237   1.190    1.065    0.841      N/A      N/A      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)             2,492   3,145   4,468   4,632    5,041    5,960      N/A      N/A      N/A      N/A      N/A
DELAWARE VIP INTERNATIONAL
VALUE EQUITY SERIES
Unit Value:
   Beginning of Period           3.420   2.808   2.524   2.103    1.488    1.685    1.962    1.000    1.736    1.596    1.519
   End of Period                 3.547   3.420   2.808   1.524    2.103    1.488    1.685    1.962    1.980    1.736    1.596
   Units Outstanding at End of
   Period
      (in thousands)            11,983  15,137  18,929  22,097   28,413   35,925   45,358   57,144   63,396   68,279   62,134
DELAWARE VIP GROWTH
OPPORTUNITIES SERIES
Unit Value:
   Beginning of Period           0.926   0.886   0.809   0.732    0.527    0.714    0.862    1.000      N/A      N/A      N/A
   End of Period                 1.029   0.926   0.886   0.809    0.732    0.527    0.714    0.862      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)             4,013   5,306   7,033   9,689   13,379   18,371   26,111   20,348      N/A      N/A      N/A
DWS DREMAN HIGH RETURN
EQUITY
VIP
Unit Value:

   Beginning of Period           1.593   1.412   1.433   1.299    1.028    1.141    1.216    1.000      N/A      N/A      N/A
   End of Period                 1.541   1.593   1.412   1.433    1.299    1.028    1.141    1.216      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)             1,861   2,631   4,114   5,807    7,711    9,276   12,847    8,123      N/A      N/A      N/A
DWS TECHNOLOGY VIP
Unit Value:
   Beginning of Period           0.453   0.456   0.446   0.444    0.307    0.484    0.726    1.000      N/A      N/A      N/A
   End of Period                 0.510   0.453   0.456   0.446    .0444    0.307    0.484    0.726      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)            10,107  14,478  19,054  29,415   36,309   46,709   61,599   39,623      N/A      N/A      N/A
EATON VANCE VT FLOATING RATE-
INCOME FUND
Unit Value:
   Beginning of Period           1.085   1.044   1.020   1.006    0.992    1.003    1.000      N/A      N/A      N/A      N/A
   End of Period                 1.087   1.085   1.044   1.020    1.006    0.992    1.003      N/A      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)             4,733   6,715   6,972   8,142    6,745    6,606    5,031      N/A      N/A      N/A      N/A
FIDELITY VIP ASSET MANAGER(SM)
PORTFOLIO
Unit Value:
   Beginning of Period           1.982   1.874   1.828   1.759    1.513    1.682    1.779    1.000    1.717    1.514    1.273
   End of Period                 2.257   1.982   1.874   1.828    1.759    1.513    1.682    1.779    1.879    1.717    1.514
   Units Outstanding at End of
   Period
      (in thousands)            11,467  14,627  18,873  25,020   30,953   39,943   56,014   69,447   78,861   69,704   55,551
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Unit Value:
   Beginning of Period           4.653   3.928   3.765   3.426    2.667    3.259    3.479    1.000    3.107    2.824    2.236
   End of Period                 4.656   4.653   3.928   3.765    3.426    2.667    3.259    3.479    3.256    3.107    2.824
   Units Outstanding at End of
   Period
      (in thousands)            35,001  44,306  58,900  77,753  103,116  129,891  155,830  160,638  188,374  187,989  180,001

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
   Beginning of Period           3.488   3.313   3.177   3.119   2.382    3.458    4.261    1.000    3.586    2.608    2.143
   End of Period                 4.365   3.488   3.313   3.177   3.119    2.382    3.458    4.261    4.857    3.586    2.608
   Units Outstanding at End of
   Period
      (in thousands)            30,358  39,741  55,169  74,506  95,952  118,860  145,454  165,188  160,262  149,009  148,211
FIDELITY VIP HIGH INCOME
PORTFOLIO
Unit Value:
   Beginning of Period           2.325   2.121   2.096   1.940   1.547    1.518    1.745    1.000    2.142    2.272    1.958
   End of Period                 2.355   2.325   2.121   2.096   1.940    1.547    1.518    1.745    2.284    2.142    2.272
   Units Outstanding at End of
   Period
      (in thousands)            14,775  18,468  23,701  31,613  42,370   53,459   75,143   89,452   97,498   97,829   76,343
FIDELITY VIP OVERSEAS
PORTFOLIO
Unit Value:
   Beginning of Period           2.680   2.303   1.963   1.753   1.241    1.579    2.033    1.000    1.814    1.632    1.484
   End of Period                 3.099   2.680   2.303   1.963   1.753    1.241    1.579    2.033    2.550    1.814    1.632
   Units Outstanding at End of
   Period
      (in thousands)            13,297  16,512  20,504  27,367  35,468   47,396   63,236   72,650   58,821   59,052   56,689
FIDELITY VIP CONTRAFUND(R)
PORTFOLIO
Unit Value:
   Beginning of Period           1.525   1.389   1.208   1.064   0.843    0.946    1.000      N/A      N/A      N/A      N/A
   End of Period                 1.763   1.525   1.389   1.208   1.064    0.843    0.946      N/A      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)            20,729  26,940  29,669  28,056  25,489   23,143    6,027      N/A      N/A      N/A      N/A
FIDELITY VIP GROWTH
OPPORTUNITIES PORTFOLIO

Unit Value:
   Beginning of Period           0.852   0.823   0.768   0.729   0.572   0.744     0.884    1.000      N/A      N/A      N/A
   End of Period                 1.032   0.852   0.823   0.768   0.729   0.572     0.744    0.884      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)             2.892   3,464   4,224   6,851   8,315   8,451     8,713    4,701      N/A      N/A      N/A
FIDELITY VIP MID CAP PORTFOLIO
PORTFOLIO
Unit Value:
   Beginning of Period           1.849   1.669   1.435   1.168   0.857   1.000       N/A      N/A      N/A      N/A      N/A
   End of Period                 2.101   1.849   1.669   1.435   1.168   0.857       N/A      N/A      N/A      N/A      N/A
   Units Outstanding at End of
   Period
   (in thousands)                7,819  12,512  14,845  11,728   9,987   8,762       N/A      N/A      N/A      N/A      N/A
FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
   Beginning of Period           1.503   1.314   1.302   1.161   0.748    1.000      N/A      N/A      N/A      N/A      N/A
   End of Period                 1.561   1.503   1.314   1.302   1.161    0.748      N/A      N/A      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)             2,502   2,937   4,078   5,714   6,841    2,668      N/A      N/A      N/A      N/A      N/A
FT VIP FRANKLIN GROWTH AND
INCOME SECURITIES FUND
Unit Value:
   Beginning of Period           1.373   1.194   1.170   1.073   0.867    0.947    1.192    1.000      N/A      N/A      N/A
   End of Period                 1.303   1.373   1.194   1.170   1.073    0.867    0.947    1.192      N/A      N/A      N/A
   Units Outstanding at End of
   Period
      (in thousands)             3,026   3,394   4,736   6,197   6,133    6,131    5,654    1,498      N/A      N/A      N/A
FT VIP FRANKLIN LARGE CAP
GROWTH SECURITIES FUND
Unit Value:
   Beginning of Period           1.186   1.086   1.090   1.025   0.819    1.000      N/A     N/A       N/A      N/A      N/A
   End of Period                 1.242   1.186   1.086   1.090   1.025    0.819      N/A     N/A       N/A      N/A      N/A
   Units Outstanding at End of

   Period
      (in thousands)             1,381   1,663   2,261   2,580   2,074   1,207      N/A     N/A  N/A  N/A  N/A
FT VIP FRANKLIN  SMALL-MID
CAP GROWTH  SECURITIES FUND
Unit Value:
   Beginning of Period           0.824   0.769   0.745   0.678   0.501   0.713    0.854   1.000  N/A  N/A  N/A
   End of Period                 0.903   0.824   0.769   0.745   0.678   0.501    0.713   0.854  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)            25,735  39,206  45,151  55,170  76,438  69,575   59,750  39,455  N/A  N/A  N/A
FT VIP MUTUAL SHARES
SECURITIES FUND
Unit Value:
   Beginning of Period           1.469   1.259   1.156   1.041   0.844   1.000      N/A     N/A  N/A  N/A  N/A
   End of Period                 1.498   1.469   1.259   1.156   1.041   0.844      N/A     N/A  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)             4,789   5,495   5,103   5,702   5,848   4,311      N/A     N/A  N/A  N/A  N/A
FT VIP TEMPLETON FOREIGN
SECURITIES  FUND
Unit Value:
   Beginning of Period           1.551   1.296   1.194   1.022   0.784   1.000      N/A     N/A  N/A  N/A  N/A
   End of Period                 1.765   1.551   1.296   1.194   1.022   0.784      N/A     N/A  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)             8,590  11,597  13,063  17,180  24,466  19,374      N/A     N/A  N/A  N/A  N/A
JANUS ASPEN GROWTH AND
INCOME PORTFOLIO
Unit Value:
   Beginning of Period           0.929   0.623   0.792   0.719   0.591   0.767    0.900   1.000  N/A  N/A  N/A
   End of Period                 0.993   0.929   0.875   0.792   0.719   0.591  0.0.767   0.900  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)            15,236  20,104  24,143  28,738  35,925  50,358   67,633  40,227  N/A  N/A  N/A
JANUS ASPEN LARGE CAP GROWTH
PORTFOLIO

Unit Value:
   Beginning of Period           0.929   0.623   0.608   0.592   0.457   0.633    0.855   1.000  N/A  N/A  N/A
   End of Period                 0.772   0.929   0.623   0.608   0.592   0.457    0.633   0.855  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)            16,567  20,104  29,575  41,458  55,756  86,729  110,027  45,951  N/A  N/A  N/A
MFS(R) MID CAP GROWTH SERIES
Unit Value:
   Beginning of Period           1.101   1.092   1.077   0.956   0.710   1.000      N/A     N/A  N/A  N/A  N/A
   End of Period                 1.188   1.101   1.092   1.077   0.956   0.710      N/A     N/A  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)             1,315   1,938   3,638   5,322   6,591   3,341      N/A     N/A  N/A  N/A  N/A
MFS(R) NEW DISCOVERY SERIES
Unit Value:
   Beginning of Period           1.184   1.064   1.028   0.982   0.747   1.000      N/A     N/A  N/A  N/A  N/A
   End of Period                 1.194   1.184   1.064   1.028   0.982   0.747      N/A     N/A  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)             1,453   1,689   1,933   2,682   3,162   4,210      N/A     N/A  N/A  N/A  N/A
MFS(R) TOTAL RETURN SERIES
Unit Value:
   Beginning of Period           1.277   1.161   1.148   1.049   0.918   1.000      N/A     N/A  N/A  N/A  N/A
   End of Period                 1.308   1.277   1.161   1.148   1.049   0.918      N/A     N/A  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)             6,496   8,343  12,045  13,135  13,765   9,555      N/A     N/A  N/A  N/A  N/A
MFS(R) UTILITIES SERIES
Unit Value:
   Beginning of Period           2.121   1.643   1.430   1.118   0.837   1.000      N/A     N/A  N/A  N/A  N/A
   End of Period                 2.666   2.121   1.643   1.430   1.118   0.837      N/A     N/A  N/A  N/A  N/A
   Units Outstanding at End of
   Period
      (in thousands)             3,043   3,173   3,396   1,985   1,385     111      N/A     N/A  N/A  N/A  N/A

OPPENHEIMER BALANCED
FUND/VA
Unit Value:
   Beginning of Period           1.331   1.218   1.192   1.102   0.897   1.000      N/A     N/A     N/A     N/A     N/A
   End of Period                 1.357   1.331   1.218   1.192   1.102   0.897      N/A     N/A     N/A     N/A     N/A
   Units Outstanding at End of
   Period
      (in thousands)             2,111   2,466   3,166   3,287   3,284   1,452      N/A     N/A     N/A     N/A     N/A
OPPENHEIMER CAPITAL
APPRECIATION FUND/VA
Unit Value:
   Beginning of Period           1.165   1.098   1.062   1.011   0.785   1.000      N/A     N/A     N/A     N/A     N/A
   End of Period                 1.307   1.165   1.098   1.062   1.011   0.785      N/A     N/A     N/A     N/A     N/A
   Units Outstanding at End of
   Period
      (in thousands)             3,699   5,135   7,117   9,180   9,294   6,290      N/A     N/A     N/A     N/A     N/A
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
   Beginning of Period           1.650   1.427   1.269   1.084   0.770   1.000      N/A     N/A     N/A     N/A     N/A
   End of Period                 1.725   1.650   1.427   1.269   1.084   0.770      N/A     N/A     N/A     N/A     N/A
   Units Outstanding at End of
   Period
      (in thousands)             5,781   7,116   8,504   8,861   7,989   7,708      N/A     N/A     N/A     N/A     N/A
OPPENHEIMER HIGH INCOME
FUND/VA
Unit Value:
   Beginning of Period           1.338   1.243   1.237   1.154   0.946   1.000      N/A     N/A     N/A     N/A     N/A
   End of Period                 1.313   1.338   1.243   1.237   1.154   0.946      N/A     N/A     N/A     N/A     N/A
   Units Outstanding at End of
   Period
      (in thousands)             4,343   5,449   8,482  10,324  12,863   8,927      N/A     N/A     N/A     N/A     N/A
OPPENHEIMER MAIN STREET
FUND(R)/VA
Unit Value:

   Beginning of Period           1.271   1.124   1.078   1.003   0.805   1.000      N/A     N/A     N/A     N/A     N/A
   End of Period                 1.305   1.271   1.124   1.078   1.003   0.805      N/A     N/A     N/A     N/A     N/A
   Units Outstanding at End of
   Period
      (in thousands)             1,853   2,400   2,754   3,313   3,517   3,512      N/A     N/A     N/A     N/A     N/A
PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
   Beginning of Period           2.216   1.660   1.224   1.047   0.673   0.692    0.758   1.000     N/A     N/A     N/A
   End of Period                 3.112   2.216   1.660   1.224   1.047   0.673    0.692   0.758     N/A     N/A     N/A
   Units Outstanding at End of
   Period
      (in thousands)             7,420   9,249  13,222  15,009  20,713  10,104    8,741   6,325     N/A     N/A     N/A
PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
   Beginning of Period           2.895   2.153   1.902   1.425   1.076   1.067    1.007   1.000     N/A     N/A     N/A
   End of Period                 2.308   2.895   2.153   1.902   1.425   1.076    1.067   1.007     N/A     N/A     N/A
   Units Outstanding at End of
   Period
      (in thousands)             4,683   6,063   7,306   9,176   8,866  11,154    6,162   1,505     N/A     N/A     N/A
T. ROWE PRICE INTERNATIONAL
STOCK
PORTFOLIO
Unit Value:
   Beginning of Period           1.774   1.512   1.322   1.179   0.917   1.138    1.485   1.000   1.396   1.222   1.203
   End of Period                 1.977   1.774   1.512   1.322   1.179   0.917    1.138   1.485   1.834   1.396   1.222
   Units Outstanding at End of
   Period
      (in thousands)            18,966  25,058  26,725  36,671  49,874  81,388  115,669  77,533  68,032  68,367  59,832

                                   APPENDIX C
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
                   COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:

1. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

2. The stepped-up death benefit under A3018-91 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

3. Under A3018-91, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

4. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------  ------  -------  -------  --------
Fund with the maximum total operating expenses  $1,062   $1,670   $2,211   $3,676

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------  ------  -------  -------  --------
Fund with the minimum total operating expenses   $928    $1,268   $1,547   $2,379

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                             FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF
                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED APRIL 30, 2008 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                              DATED APRIL 30, 2008


Commonwealth Annuity Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 5

SERVICES                                                                       5

UNDERWRITERS                                                                   6

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     7

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    8

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         9

PERFORMANCE INFORMATION                                                       10

FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2007, the Company and its subsidiaries had $10 billion in assets and $12 billion of life insurance in force.

In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs agreed to make capital contributions to the Company, subject to a maximum of $350 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

Separate Account VA-K (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990.


Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Advantage contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Global Health Care Fund
AIM V.I. Large Cap Growth Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Large Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series

DWS VARIABLE SERIES II
DWS Dreman High Return Equity VIP
DWS Technology VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund(R) PortfoliO
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636.


EXPERTS. The financial statements of the Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Separate Account VA-K of the Company as of December 31, 2007 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract

OTHER SERVICE ARRANGEMENTS


The Company may enter into certain arrangements under which the Company (or its affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of payments the Company receives from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that the Company and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. (These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees; see the Funds' prospectuses for more information.) Some service providers may pay the Company significantly more than others and the amount the Company receives may be substantial. The percentages that we receive under these arrangements currently range from 0.10% to 0.45%.

Certain of the Funds may also make payments to us or to Epoch under their distribution plans (12b-1 plans). The payment rates currently range up to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the dollar amount of payment to the Company or to Epoch. Conversely, if the value of the Fund goes down, payments to the Company or to Epoch would decrease.

The Company (and our affiliates) may profit from these payments. As of the date of this prospectus, we were receiving payments from each Fund's service providers. The Company and/or the Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products the Company or our affiliates may issue or administer.


                                  UNDERWRITERS


Effective January 22, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA"). Epoch replaced Security Distributors, Inc., located at One Security Benefit Place, Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. SDI had replaced VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653 ("VeraVest," formerly Allmerica Investments, Inc.), which had served as principal underwriter and general distributor until December 31, 2006. The Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.


The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest (2005 and 2006) and SDI
(2007) for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2005 2006, and 2007 were $174,843.29 $113,207.59 and $3,074,126.54, respectively. No commissions were retained by VeraVest or SDI for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2005, 2006 and 2007. No commissions or other compensation was received by Epoch, directly or indirectly, from the Variable Account during the Variable Account's last fiscal year.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period                         $ 1.135000

(2) Value of Assets -- Beginning of Valuation Period                             $5,000,000

(3) Excess of Investment Income and Net Gains Over Capital Losses                $    1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)     0.000335

(5) Annual Charge (one-day equivalent of 1.45% per annum)                          0.000040

(6) Net Investment Rate (4) - (5)                                                  0.000295

(7) Net Investment Factor 1.000000 + (6)                                           1.000295

(8) Accumulation Unit Value -- Current Period (1) x (7)                          $ 1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or
267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.


A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                               MINIMUM
  CONTRACT       MINIMUM     GUARANTEED
ANNIVERSARY    GUARANTEED      ANNUAL
AT EXERCISE   BENEFIT BASE    INCOME(1)
-----------   ------------   ----------
10              $162,889       $12,153
15              $207,892       $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

P(1 + T)(TO THE POWER OF n) = ERV

     Where:   P = a hypothetical initial payment to the Variable Account of
                  $1,000
              T = average annual total return
              n = number of years
            ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

YEARS FROM DATE OF PAYMENT TO   CHARGE AS PERCENTAGE OF NEW
           DATE OF                   PURCHASE PAYMENTS
          WITHDRAWAL                     WITHDRAWN*
          ----------                     ----------
             0-2                             8%
              3                              7%
              4                              6%
              5                              5%
              6                              4%
              7                              3%
              8                              2%
              9                              1%
          Thereafter                         0%

*    Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T)(TO THE POWER OF n) = EV

     Where: P  = a hypothetical initial payment to the Variable Account of
                 $1,000

            T  = average annual total return
            n  = number of years
            EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.


                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
             COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS '93


                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2007
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                           10 YEARS OR SINCE
                                                                        FOR YEAR              INCEPTION OF
                                                         SUB-ACCOUNT     ENDED              SUB-ACCOUNT (IF
                                                       INCEPTION DATE   12/31/07  5 YEARS        LESS)
------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund                     01/09/06         0.41      N/A           1.69
Goldman Sachs VIT Core Fixed Income Fund                  01/09/06        -2.43      N/A          -0.02
Goldman Sachs VIT Equity Index Fund                       01/09/06        -3.89      N/A           2.90
Goldman Sachs VIT Government Income Fund                  01/09/06        -1.89      N/A           0.15
Goldman Sachs VIT Growth Opportunities Fund               01/09/06         9.51      N/A           4.83
Goldman Sachs VIT Mid Cap Value Fund                      01/09/06        -5.81      N/A           2.17
Goldman Sachs VIT Money Market Fund                       01/09/06        -4.04      N/A          -0.58
Goldman Sachs VIT Strategic International Equity Fund     01/09/06        -1.54      N/A           6.32
Goldman Sachs VIT Structured U.S. Equity Fund             01/09/06       -10.32      N/A          -2.00
AIM V.I. Capital Appreciation Fund                        08/01/00         2.39    10.55          -2.31
AIM V.I. Core Equity Fund                                 08/01/00        -1.15     9.40          -2.50
AIM V.I. Global Health Care Fund                          08/01/00         2.27     9.51           1.77
AIM V.I. Large Cap Growth Fund                            05/01/01         5.96     8.77          -0.67
AIM V.I. Basic Value Fund                                 05/01/02        -7.31     9.95           3.50

AIM V.I. Capital Development Fund                         05/01/02         1.10    14.66           6.97
AllianceBernstein VPS Growth and Income Portfolio           8/1/00        -4.17    11.19           4.33
AllianceBernstein VPS Large Cap Growth Portfolio            8/1/00         3.90     9.26          -4.65
AllianceBernstein VPS Small/Mid Cap Value Portfolio         5/1/02        -7.15    13.43           8.07
AllianceBernstein VPS Value Portfolio                       5/1/02       -12.36     9.94           5.48
Delaware VIP International Value Equity Series              5/6/93        -3.83    18.42           8.24
Delaware VIP Growth Opportunities Series                    8/1/00         3.07    13.70           0.11
DWS Dreman High Return Equity VIP                           8/1/00       -10.26     7.68           5.80
DWS Technology VIP                                          8/1/00         4.61     9.96          -8.97
Eaton Vance VT Floating-Rate Income Fund                    5/1/01        -7.08     0.91           0.84
Fidelity VIP Asset Manager(SM) Portfolio                    5/4/94         5.78     7.54           4.02
Fidelity VIP Equity-Income Portfolio                        9/5/91        -7.40    10.93           4.89
Fidelity VIP Growth Portfolio                               9/5/91        16.84    12.02           5.05
Fidelity VIP High Income Portfolio                         9/24/91        -6.09     7.96           0.23
Fidelity VIP Overseas Portfolio                             9/5/91         7.50    19.53           6.52
Fidelity VIP Contrafund(R)  Portfolio                       5/1/01         7.59    15.34           8.58
Fidelity VIP Growth Opportunities Portfolio                 8/1/00        13.12    11.91           0.17
Fidelity VIP Mid Cap Portfolio                              5/1/02         5.66    19.14          13.60
Fidelity VIP Value Strategies Portfolio                     5/1/02        -3.57    15.28           7.68
FT VIP Franklin Growth and Income Securities Fund           8/1/00       -11.94     7.77           3.42
FT VIP Franklin Large Cap Growth Securities Fund            5/1/02        -2.85     7.96           3.30
FT VIP Franklin Small-Mid Cap Growth Securities Fund        8/1/00         1.69    11.83          -1.68
FT VIP Mutual Shares Securities Fund                        5/1/02        -5.37    11.51           6.88
FT VIP Templeton Foreign Securities Fund                    5/1/02         5.77    17.07          10.09
Janus Aspen Growth and Income Portfolio                     8/1/00        -0.85    10.24          -0.39
Janus Aspen Large Cap Growth Portfolio                      8/1/00         5.08    10.36          -3.75
MFS(R) Mid Cap Growth Series                                5/1/02         0.15    10.18           2.46
MFS(R) New Discovery Series                                 5/1/02        -6.49     9.13           2.55
MFS(R) Total Return Series                                  5/1/02        -4.95     6.57           4.27
MFS(R) Utilities Series                                     5/1/02        17.71    25.69          18.57
Oppenheimer Balanced Fund/VA                                5/1/02        -5.36     7.91           4.98
Oppenheimer Capital Appreciation Fund/VA                    5/1/02         4.20    10.06           4.26
Oppenheimer Global Securities Fund/VA                       5/1/02        -2.99    16.99           9.64
Oppenheimer High Income Fund/VA                             5/1/02        -8.98     5.98           4.34
Oppenheimer Main Street Fund(R)/VA                          5/1/02        -4.75     9.46           4.23
Pioneer Emerging Markets VCT Portfolio                      8/1/00        32.38    35.54          16.43
Pioneer Real Estate Shares VCT Portfolio                    8/1/00       -26.02    15.95          11.80
T. Rowe Price International Stock Portfolio                 5/1/95         3.29    15.99           4.83

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2007
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)



                                                                                           10 YEARS OR SINCE
                                                                        FOR YEAR              INCEPTION OF
                                                         SUB-ACCOUNT     ENDED              SUB-ACCOUNT (IF
                                                       INCEPTION DATE   12/31/07  5 YEARS        LESS)
------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund                     01/09/06         8.42      N/A           5.82
Goldman Sachs VIT Core Fixed Income Fund                  01/09/06         5.27      N/A           3.95
Goldman Sachs VIT Equity Index Fund                       01/09/06         3.79      N/A           7.00
Goldman Sachs VIT Growth Opportunities Fund               01/09/06         5.78      N/A           4.07
Goldman Sachs VIT Government Income Fund                  01/09/06        17.64      N/A           8.77
Goldman Sachs VIT Mid Cap Value Fund                      01/09/06         1.66      N/A           6.22
Goldman Sachs VIT Money Market Fund                       01/09/06         3.46      N/A           3.31
Goldman Sachs VIT Strategic International Equity Fund     01/09/06         6.29      N/A          10.26
Goldman Sachs VIT Structured U S  Equity Fund             01/09/06        -3.14      N/A           2.00
AIM V.I. Capital Appreciation Fund                          8/1/00        10.39    11.25          -2.00
AIM V.I. Core Equity Fund                                   8/1/00         6.55    10.12          -2.21
AIM V.I. Global Health Care Fund                            8/1/00        10.23    10.22           2.04
AIM V.I. Large Cap Growth Fund                              5/1/01        13.97     9.48          -0.26
AIM V.I. Basic Value Fund                                   5/1/02        -0.11    10.64           4.11
AIM V.I. Capital Development Fund                           5/1/02         8.94    15.24           7.49
AllianceBernstein VPS Growth and Income Portfolio           8/1/00         3.34    11.89           4.60
AllianceBernstein VPS Large Cap Growth Portfolio            8/1/00        11.96    10.00          -4.31
AllianceBernstein VPS Small/Mid Cap Value Portfolio         5/1/02         0.06    14.03           8.56
AllianceBernstein VPS Value Portfolio                       5/1/02        -5.56    10.62           6.03
Delaware VIP International Value Equity Series              5/6/93         3.71    18.98           8.31
Delaware VIP Growth Opportunities Series                    8/1/00        11.08    14.30           0.38
DWS Dreman High Return Equity VIP                           8/1/00        -3.29     8.42           6.00
DWS Technology VIP                                          8/1/00        12.64    10.66          -8.68
Eaton Vance VT Floating-Rate Income Fund                    5/1/01         0.13     1.85           1.26
Fidelity VIP Asset Manager(SM) Portfolio                    5/4/94        13.83     8.33           4.07
Fidelity VIP Equity-Income Portfolio                        9/5/91         0.06    11.79           5.13
Fidelity VIP Growth Portfolio                               9/5/91        25.12    12.88           5.28
Fidelity VIP High Income Portfolio                         9/24/91         1.30     8.77           0.36
Fidelity VIP Overseas Portfolio                             9/5/91        15.61    20.09           6.62
Fidelity VIP Contrafund(R)  Portfolio                       5/1/01        15.60    15.91           8.88
Fidelity VIP Growth Opportunities Portfolio                 8/1/00        21.12    12.54           0.43
Fidelity VIP Mid Cap Portfolio                              5/1/02        13.67    19.64          13.99
Fidelity VIP Value Strategies Portfolio                     5/1/02         3.91    15.85           8.18
FT VIP Franklin Growth and Income Securities Fund           8/1/00        -5.10     8.51           3.64
FT VIP Franklin Large Cap Growth Securities Fund            5/1/02         4.69     8.68           3.90
FT VIP Franklin Small-Mid Cap Growth Securities Fund        8/1/00         9.63    12.50          -1.37
FT VIP Mutual Shares Securities Fund                        5/1/02         1.98    12.15           7.40
FT VIP Templeton Foreign Securities Fund                    5/1/02        13.78    17.61          10.54
Janus Aspen Growth and Income Portfolio                     8/1/00         6.88    10.94          -0.09
Janus Aspen Large Cap Growth Portfolio                      8/1/00        13.13    11.07          -3.42
MFS(R) Mid Cap Growth Series                                5/1/02         7.92    10.85           3.09
MFS(R) New Discovery Series                                 5/1/02         0.77     9.82           3.17
MFS(R) Total Return Series                                  5/1/02         2.43     7.34           4.85
MFS(R) Utilities Series                                     5/1/02        25.71    26.09          18.89
Oppenheimer Balanced Fund/VA                                5/1/02         1.98     8.64           5.54
Oppenheimer Capital Appreciation Fund/VA                    5/1/02        12.21    10.74           4.84

Oppenheimer Global Securities Fund/VA                       5/1/02         4.54    17.52          10.10
Oppenheimer High Income Fund/VA                             5/1/02        -1.91     6.77           4.92
Oppenheimer Main Street Fund(R)/VA                          5/1/02         2.64    10.15           4.80
Pioneer Emerging Markets VCT Portfolio                      8/1/00        40.39    35.84          16.54
Pioneer Real Estate Shares VCT Portfolio                    8/1/00       -20.27    16.50          11.94
T. Rowe Price International Stock Portfolio                 5/1/95        11.39    16.61           4.92

YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Goldman Sachs Money Market Sub-Account for the seven-day period ended December 31, 2007:

            Yield            3.21%
            Effective Yield  3.26%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

        Effective Yield = [ (base period return + 1)(TO THE POWER OF 365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Separate Account VA-K.

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 17, 2008

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

                                                                  SUCCESSOR  SUCCESSOR
DECEMBER 31,                                                         2007       2006
--------------------------------------------------------------------------------------
(In millions)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $967.2
         and $1,075.4 in 2007 and 2006, respectively)             $   965.7  $ 1,071.1
      Equity securities at fair value (cost of $108.1 and $64.4
         in 2007 and 2006, respectively)                              102.7       65.7
      Policy loans                                                    106.1      117.0
                                                                  ---------  ---------
         Total investments                                          1,174.5    1,253.8
                                                                  ---------  ---------
   Cash and cash equivalents                                           57.4       58.9
   Accrued investment income                                           11.3       12.9
   Reinsurance receivable on paid and unpaid losses, benefits,
      unearned premiums and modified coinsurance                    2,070.0    2,174.8
   Value of business acquired (intangible)                            220.4      274.4
   Deferred policy acquisition costs                                  153.3      103.6
   Deferred federal income taxes                                      129.7      157.9
   Derivative instruments receivable                                   29.1        2.8
   Other assets                                                        31.9       15.1
   Separate account assets                                          6,906.7    7,894.5
                                                                  ---------  ---------
         Total assets                                             $10,784.3  $11,948.7
                                                                  =========  =========
LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                      $ 3,133.2  $ 3,411.0
      Outstanding claims and losses                                     9.2       12.9
      Contractholder deposit funds and other policy liabilities        46.3       53.7
                                                                  ---------  ---------
         Total policy liabilities and accruals                      3,188.7    3,477.6
                                                                  ---------  ---------
   Derivative instruments payable                                      33.7       28.5
   Accrued expenses and other liabilities                              56.4       61.2
   Reinsurance payable                                                 21.4        4.5
   Separate account liabilities                                     6,906.7    7,894.5
                                                                  ---------  ---------
         Total liabilities                                        $10,206.9  $11,466.3
                                                                  ---------  ---------
Commitments and contingencies (Notes 19 and 20)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized,
      2,526 shares issued and outstanding                         $     2.5  $     2.5
   Additional paid-in capital                                         416.9      416.9
   Accumulated other comprehensive loss                                (3.2)      (1.2)
   Retained earnings                                                  161.2       64.2
                                                                  ---------  ---------
         Total shareholder's equity                                   577.4      482.4
                                                                  ---------  ---------
         Total liabilities and shareholder's equity               $10,784.3  $11,948.7
                                                                  =========  =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

                                                        SUCCESSOR  SUCCESSOR  PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                          2007       2006        2005
-----------------------------------------------------------------------------------------
(In millions)
REVENUES
   Premiums                                               $   --     $   --     $ 36.9
   Universal life and investment product policy fees       239.6      233.0      244.6
   Net investment income                                   137.5      114.5      192.6
   Net realized investment gains/(losses)                    5.9       (7.3)      22.9
   Other income                                             19.9       16.7       33.0
                                                          ------     ------     ------
      Total revenues                                       402.9      356.9      530.0
                                                          ------     ------     ------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment
      expenses                                             141.7      105.2      239.4
   Policy acquisition expenses                              52.7       39.0      111.8
   Interest on trust instruments supported by funding
      obligations                                             --         --       19.6
   Losses on derivative instruments                          6.8       46.7        2.3
   Other operating expenses                                 70.1       74.9      148.6
                                                          ------     ------     ------
      Total benefits, losses and expenses                  271.3      265.8      521.7
                                                          ------     ------     ------
      Income before federal income taxes                   131.6       91.1        8.3
                                                          ------     ------     ------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                    --         --      (34.1)
   Deferred                                                 34.6       26.2        1.1
                                                          ------     ------     ------
      Total federal income tax expense (benefit)            34.6       26.2      (33.0)
                                                          ------     ------     ------
Net income                                                $ 97.0     $ 64.9     $ 41.3
                                                          ======     ======     ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS. SEE NOTE 5 FOR PROFORMA 2005 SUCCESSOR INCOME STATEMENT.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                          ADDITIONAL            ACCUMULATED OTHER      TOTAL
                                  COMMON    PAID-IN   RETAINED    COMPREHENSIVE    SHAREHOLDER'S
(IN MILLIONS)                     STOCK     CAPITAL   EARNINGS         LOSS            EQUITY
------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2005         $2.5    $1,000.0    $130.7        $(21.1)          $1,112.1
Net income                                               41.3                             41.3
Other comprehensive income:
Net unrealized losses                                                 (24.1)             (24.1)
Minimum pension liability                     (38.3)                   24.9              (13.4)
Distribution of subsidiaries                 (385.8)    (72.8)         26.4             (432.2)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 30, 2005       $2.5    $  575.9    $ 99.2        $  6.1           $  683.7
                                   ====    ========    ======        ======           ========
Purchase accounting adjustments              (246.0)    (99.9)         (6.1)            (352.0)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2005       $2.5    $  329.9    $ (0.7)       $   --           $  331.7
                                   ====    ========    ======        ======           ========
Net income                                               64.9                             64.9
Other comprehensive income:
Net unrealized losses                                                  (1.2)              (1.2)
Capital contribution                           87.0                                       87.0
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2006       $2.5    $  416.9    $ 64.2        $ (1.2)          $  482.4
                                   ====    ========    ======        ======           ========
Net income                                               97.0                             97.0
Other comprehensive income:
Net unrealized losses                                                  (2.0)              (2.0)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2007       $2.5    $  416.9    $161.2        $ (3.2)          $  577.4
                                   ====    ========    ======        ======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                 SUCCESSOR   SUCCESSOR   PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                    2007        2006         2005
----------------------------------------------------------------------------------------------------
(In millions)
Net income                                                         $97.0       $64.9        $41.3
Other comprehensive income (loss):
   Available-for-sale securities, net of policyholder amounts:
      Net depreciation during the period                            (3.0)       (2.0)       (84.0)
      Benefit for deferred federal income taxes                      1.0         0.8         29.4
                                                                   -----       -----        -----
   Total available-for-sales securities                             (2.0)       (1.2)       (54.6)
                                                                   -----       -----        -----
   Derivative instruments:
      Net (depreciation) appreciation during the period               --          --         77.8
      (Provision) benefit for deferred federal income taxes           --          --        (27.2)
                                                                   -----       -----        -----
   Total derivative instruments                                       --          --         50.6
                                                                   -----       -----        -----
Net unrealized (depreciation) appreciation                          (2.0)       (1.2)        (4.0)
                                                                   -----       -----        -----
   Minimum pension liability:
      Decrease (increase) in minimum pension liability                --          --         48.0
      (Provision) benefit for deferred federal income taxes           --          --        (16.8)
                                                                   -----       -----        -----
   Total minimum pension liability                                    --          --         31.2
                                                                   -----       -----        -----
Other comprehensive (loss) income                                   (2.0)       (1.2)        27.2
                                                                   -----       -----        -----
Purchase accounting adjustments                                       --          --         (6.1)
                                                                   -----       -----        -----
Comprehensive income                                               $95.0       $63.7        $62.4
                                                                   =====       =====        =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                SUCCESSOR   SUCCESSOR   PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                                   2007        2006        2005
-------------------------------------------------------------------------------------------------------------------
(In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                    $  97.0    $    64.9    $   41.3
   Adjustments to reconcile net income to net cash used in
      operating activities:
      Net realized investment (gains) losses                                        (5.9)         7.3       (22.9)
      Losses on derivative instruments                                                --           --         0.3
      Non cash derivative activity                                                  (7.4)        28.5          --
      Net accretion of premiums on investment                                        0.7         (0.8)         --
      Net amortization and depreciation                                             52.7         39.0        20.9
      Interest credited to contractholder deposit funds and trust instruments
         supported by funding obligations                                             --           --        21.1
      Deferred federal income taxes                                                 34.6         26.2         1.1
      Change in deferred acquisition costs                                         (53.0)      (110.0)      163.9
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                    16.9         (2.6)        1.6
      Change in accrued investment income                                            1.6          7.9        19.7
      Change in policy liabilities and accruals, net                              (281.5)     1,053.6      (330.3)
      Change in reinsurance receivable and modified coinsurance                    104.8     (1,362.9)      (84.4)
      Change in expenses and taxes payable                                          (4.4)        (5.6)       16.2
      Other, net                                                                   (17.0)        (5.6)       15.3
                                                                                 -------    ---------    --------
      Net cash used in operating activities                                        (60.9)      (260.1)     (136.2)
                                                                                 -------    ---------    --------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of fixed maturities                   773.9      2,206.0     1,561.0
      Proceeds from disposals of equity securities                                    --           --         1.7
      Proceeds from disposals of other investments                                  19.3          0.6        25.7
      Proceeds from mortgages sold, matured or collected                              --           --         9.6
      Purchase of available-for-sale fixed maturities                             (662.4)    (2,012.1)     (686.0)
      Purchase of equity securities                                                (43.7)       (64.4)       (0.1)
      Purchase of other investments                                                (20.3)        (1.4)       (8.8)
      Capital expenditures                                                            --         (1.5)       (7.7)
      Net payments related to margin deposits on derivative instruments               --         (0.1)      (39.7)
      Other investing activities, net                                                 --           --         0.3
                                                                                 -------    ---------    --------
      Net cash provided by investing activities                                     66.8        127.1       856.0
                                                                                 -------    ---------    --------
CASH FLOWS FROM FINANCING ACTIVITIES
      Withdrawals from contractholder deposit funds                                 (7.4)       (17.6)       (1.7)
      Withdrawals from trust instruments supported by funding obligations             --           --      (651.5)
      Change in collateral related to securities lending program                      --           --      (109.6)
      Capital contribution (dividend)                                                 --         86.3      (114.7)
                                                                                 -------    ---------    --------
      Net cash (used in) provided by financing activities                           (7.4)        68.7      (877.5)
                                                                                 -------    ---------    --------
      Net change in cash and cash equivalents                                       (1.5)       (64.3)     (157.7)
      Cash and cash equivalents, beginning of period                                58.9        123.2       280.9
                                                                                 -------    ---------    --------
      Cash and cash equivalents, end of period                                   $  57.4    $    58.9    $  123.2
                                                                                 =======    =========    ========
SUPPLEMENTAL CASH FLOW INFORMATION
      Income tax refunds                                                         $    --    $      --    $   42.5

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). At December 31, 2007, the Company manages blocks of variable annuity, variable universal life and minor blocks of group retirement products. In 2007, the Company began issuance of 403(b) variable annuity products. This requires the Company to have an affiliated broker dealer to act as principal underwriter and distributor. The Company signed an agreement with Epoch Securities Inc. ("Epoch"), a Delaware corporation, and a Financial Industry Regulatory Authority ("FINRA") member firm, to serve as principal underwriter for several of the Company's variable products. Epoch is a wholly-owned subsidiary of Goldman
Sachs (see Note 21 - Related Party Transactions). On September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company ("AFLIAC") to the current name.

On December 30, 2005, Goldman Sachs acquired all outstanding common shares of the Company from The Hanover Insurance Group ("THG") (the "Transaction"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. Immediately preceding the Transaction, the Company distributed its ownership in certain wholly-owned subsidiaries, First Allmerica Financial Life Insurance Company ("FAFLIC"), VeraVest Investments, Inc. ("VeraVest"), and Allmerica Financial Investment Management Services, Inc ("AFIMS") directly to THG as a dividend to shareholders. The Company's remaining non-insurance subsidiaries were distributed to FAFLIC as a capital contribution prior to the Transaction.

Concurrent with the Transaction, the Company entered into several servicing agreements to provide certain support of its business. Transitional service agreements with THG provided operational support, system and policy conversion support, accounting and other services until December 31, 2006. An operational servicing agreement was executed with Security Benefit Life Insurance Company ("Se2") on December 30, 2005, to provide customer and agent support and perform other key policy administration and operational functions. As of December 31, 2006, these operational functions were transferred to Se2.

2. BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The Transaction was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" ("SFAS No. 141") and SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS No. 142") and purchase accounting adjustments were "pushed down" to the Company's financial statements. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase, and updated as of December 31, 2007 and December 31, 2006. Consequently, the Company experienced decreased amortization of acquisition expenses as compared to historical experience when it was owned by THG. See Note 5 - Proforma, for a proforma income statement containing the changes.

Prior to December 30, 2005, the consolidated accounts of the Company included the accounts of FAFLIC and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In the accompanying financial statements, "predecessor" information includes these subsidiaries, while "successor" information represents the Company on a stand-alone basis and includes purchase accounting adjustments as indicated in
Note 4 - Purchase Accounting.

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities", ("SFAS No. 115"). At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Policy loans are carried primarily at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts" ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-1 accrue to and are borne by the contract holder.

     B. CLOSED BLOCK

The predecessor Consolidated Statements of Operations include the activity of the FAFLIC Closed Block of participating policies. The FAFLIC Closed Block consists of certain individual life insurance participating policies, individual deferred annuities and supplemental contracts not involving life contingencies, which were in force as of the October 16, 1995 demutualization.

The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block business, are reasonably sufficient to support the Closed Block business.

Following the Transaction, there was no impact to the successor financial statements as the Closed Block remains with FAFLIC.

     C. FINANCIAL INSTRUMENTS

Financial instruments are reflected in the balance sheet on a trade-date basis. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Fair value measurements are not adjusted for transaction costs.

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, liquid mortgage products, investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, swap contracts, option contracts, futures contracts and high yield mutual funds. The high yield fund invests in high yield, fixed income securities that, at the time of purchase, are non-investment grade. This is classified as Equity Securities on the Company's balance sheet.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. FINANCIAL INSTRUMENTS (CONTINUED)

The Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS 157"), as of the beginning of 2007. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See "Note 3O - New and Adopted Accounting Pronouncements" for a discussion of the impact of adopting SFAS No. 157.

In determining fair value, the Company separates its financial instruments into two categories: cash instruments and derivative contracts. See "Note 3D - Cash Instruments" and "Note 3E - Derivatives and Hedging Activities" below.

     D. CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include most U.S. government and agency securities, many other sovereign government obligations, and most money market securities. Such instruments are generally classified within level 1 of the fair value hierarchy. The Company does not adjust the quoted price for such instruments, even in situations where the company holds a large position and a sale could reasonably impact the quoted price.

The types of instruments valued based on quoted prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency include most investment-grade and high-yield corporate bonds, most mortgage products, state, and municipal obligations. Such instruments are generally classified within level 2 of the fair value hierarchy.

Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. Such instruments include private equity and subordinated obligations. The transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows.

For positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. DERIVATIVES AND HEDGING ACTIVITIES

Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives within portfolios using models which calibrate to market clearing levels and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying cash instruments. In such cases, exchange-traded derivatives are classified within level 2 of the fair value hierarchy.

As of the Transaction, the Company entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to hedge certain equity market, credit and interest rate risk. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The firm generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Company updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Company cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

In November 2006, per an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"), the Company began to trade futures contracts. Exchange-traded futures and options are effected through a regulated exchange and positions are marked to market on a daily basis. The Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. From time to time, futures contracts are terminated. The termination of such contracts would be recognized in income as they are marked to market on a daily basis. Terminations would not materially impact earnings as any payment due upon termination represents one day of market exposure. The clearinghouse guarantees the performance of both counterparties which mitigates credit risk.

Prior to the Transaction, the Company formally documented all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process included linking all derivatives that were designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assessed, both at the hedge's inception and on an ongoing basis, whether the derivatives that were used in hedging transactions were highly effective in offsetting changes in fair values or cash flows of hedged items. When it was determined that a derivative was not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinued hedge accounting prospectively, as discussed below.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. DERIVATIVES AND HEDGING ACTIVITIES (CONTINUED)

The Company discontinued hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedge item, including forecasted transactions;
(2) the derivative expires or is sold, terminated, or exercised; (3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     F. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments held in the ordinary course of business. None of this is restricted or segregated for specific business reasons. Approximately $37.2 million is held at one financial institution at December 31, 2007.

     G. DEFERRED POLICY ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, which vary with, and are primarily related to, the production of revenues. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments. As part of the recording of fair value purchase accounting due to the acquisition of the Company, DAC and DSI were written down to zero as of the Transaction date.

Subsequent to the Transaction, DAC and DSI balances primarily were created via the deferral of ceding commissions and bonus interest credits paid in the reinsurance of in force contracts. DAC and DSI amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. (See Note 16 - Deferred Policy Acquisition Costs for further discussion).

     H. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

See Note 15 - Reinsurance for further discussion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis. As part of the recording of purchase accounting due to the acquisition of the Company in 2005, $3.0 million of capitalized assets were written off.

     J. GOODWILL/VALUE OF BUSINESS ACQUIRED ("VOBA")

Goodwill is the cost of an acquired company in excess of the fair value of its identifiable net assets at acquisition date. Relating to the Transaction and in accordance with the provisions of SFAS No. 142, an analysis was done to assign purchase price to the assets and liabilities of the business. The Company recorded a purchase price of $333.3 million as part of the Transaction, including the fair value allocation of other net assets and the establishment of VOBA (See Note 4 - Purchase Accounting). As part of the purchase accounting and the fair value analysis described above, no separate or additional value related to goodwill was recognized.

     K. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 7 - Adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Balance Sheet, with an equivalent summary total reported for related liabilities. The open-ended mutual funds in the separate accounts produce a daily net asset value that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1, under SFAS No. 157.

     L. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3 1/2 % to 9 1/2 % for annuities and 3% to 6% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liability and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

     M. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 16 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

     N. FEDERAL INCOME TAXES

Deferred federal income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("SFAS No. 109"). These differences result primarily from insurance reserves, net operating loss carryforwards, policy acquisition expenses, tax credit carryforwards and deferred sales inducements.

In June 2006, The Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN No. 48"), to create a single model to address accounting for uncertainty in tax positions (See Note 3O - New Accounting and Adopted Pronouncements).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued SFAS No. 157. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. Under FAS No. 157, fair value measurements are not adjusted for transaction costs.

SFAS No. 157 nullifies the consensus reached in EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities," ("EITF Issue No. 02-3") that prohibited the recognition of day one gain or loss on derivative contracts (and hybrid instruments measured at fair value under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as modified by SFAS No. 155) where the Company could not verify all of the significant model inputs to observable market data and verify the model to market transactions. However, SFAS No. 157 requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model. The Company adopted SFAS 157 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In June 2006, the FASB issued FIN No. 48. FIN No. 48 requires that the Company determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the financial statements. The Company adopted the provisions of FIN No. 48 as of January 1, 2007; adoption did not have any impact on the Company's financial condition, results of operations or cash flows and did not result in any adjustments to retained earnings.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS No. 155"). SFAS No. 155 permits an entity to measure at fair value any financial instrument that contains an embedded derivative that otherwise would require bifurcation. As permitted, the Company early adopted SFAS No. 155 in the first quarter of 2006. Adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance companies for deferred acquisition costs on internal replacements of insurance and investment contracts other than those described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," ("SFAS No. 97"). This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not accounted for at fair value under other accounting standards. The election to use the fair value option is available at specified election dates, such as when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS No. 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. The Company has not adopted SFAS No. 159 for any portion of its business.

     P. ACCOUNTING STANDARDS NOT YET ADOPTED

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"). SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, effective for financial statements issued for fiscal years beginning after November 15, 2008, with early application encouraged. The Company will adopt SFAS No. 161 in the first quarter of 2009. Adoption of SFAS No. 161 will not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     P. ACCOUNTING STANDARDS NOT YET ADOPTED (CONTINUED)

In June 2007, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide `Audits of Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies." SOP No. 07-1 clarifies when an entity may apply the provisions of the Audit and Accounting Guide for Investment Companies (the Guide). In February 2008, the FASB issued FSP SOP No. 07-1-a, "The Effective Date of AICPA Statement of Position 07-1," which indefinitely defers the effective date for SOP No. 07-01.

     Q. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

Goldman Sachs' acquisition of the Company is accounted for by applying SFAS No. 141 through "push down" accounting. Included in the following table is VOBA, which represents the present value of future profits embedded in the acquired contracts. See Note 14 - Value of Business Acquired, for further explanation of VOBA. The assessment of fair value in accordance with SFAS No. 141 included the establishment of intangible assets for VOBA and various state licenses. No specific goodwill was recognized as a result of this assessment. See Note 3 - Summary of Significant Accounting Policies, for further discussion of Goodwill. In accordance with SFAS No. 141 the purchase allocation period to identify and record fair value for all assets acquired and liabilities assumed should usually not exceed one year from the transaction date. At the conclusion of 2007 and 2006, additional balance sheet adjustments were identified. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 30, 2005 and purchase accounting adjustments made for the year ended December 31, 2007 and December 31, 2006.

                                                    EFFECT OF       EFFECT OF      PROFORMA
                                   DECEMBER 30,  ADJUSTMENTS IN  ADJUSTMENTS IN  DECEMBER 31,
FAIR VALUE                             2005          2006(1)         2007(2)         2005
---------------------------------------------------------------------------------------------
(In millions)
Assets:
Total investments at market value    $ 1,391.8       $   --           $  --        $ 1,391.8
Cash and cash equivalents                123.2           --              --            123.2
VOBA                                     318.5        (12.4)           (5.8)           300.3
Other assets at fair value             1,007.5         18.4             5.6          1,031.5
Separate account assets                8,578.3           --              --          8,578.3
                                     ---------       ------           -----        ---------
   Total assets acquired              11,419.3          6.0            (0.2)        11,425.1

Liabilities:
Policyholder account balances          2,436.3          5.3              --          2,441.6
Other liabilities at fair value           72.3           --            (0.4)            71.9
Separate account liabilities           8,578.3           --              --          8,578.3
                                     ---------       ------           -----        ---------
   Total liabilities assumed          11,086.9          5.3            (0.4)        11,091.8

Total purchase price                 $   332.4       $  0.7           $ 0.2        $   333.3
                                     =========       ======           =====        =========

(1) Adjustment to Other assets reflects the combined effect of adjustment to the deferred tax asset (see Note 11), receivables from reinsurers and other accounts receivable.

(2) Adjustment to Other assets reflects the effect of adjustment to the deferred tax asset.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

4. PURCHASE ACCOUNTING (CONTINUED)

PURCHASE PRICE:
---------------------------------------------
(In millions)
Initial payment of purchase price      $262.0
FAFLIC ceding commission                  8.6
Direct transaction expenses               6.9
Additional deferred purchase price       54.9
Purchase accounting final adjustments     0.9
                                       ------
Total purchase price                   $333.3
                                       ======

5. PROFORMA

On December 30, 2005 two material transactions occurred that are not reflected in the predecessor income statement presented for 2005. The divestiture of all subsidiaries of the Company will cause successor financial statements to be based upon unconsolidated activity. In addition, the establishment of a new fair value balance sheet in accordance with SFAS No. 141, as part of the purchase accounting, will generate certain differences in amortization of VOBA levels in subsequent years.

The 2006 Consolidated Statement of Income reflects the two material transactions described above. The following unaudited pro forma condensed information presents the results of operations for the Company assuming the divestiture of all subsidiaries occurred at December 31, 2004 and that the implications of the push down accounting was reflected in the 2005 income statement. This unaudited proforma information does not necessarily represent what the results would be for future periods, but provides a comparison by which to understand the 2006 changes.

                                                                    (UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,                                        2005                               2006
-----------------------------------------------------------------------------------------------------------------
(In millions)
                                                                                   INCOME
                                                                    REINSURANCE   STATEMENT
                                         PREDECESSOR   DIVESTITURE  OF FAFLIC'S   EFFECT OF  SUCCESSOR  SUCCESSOR
                                            INCOME         OF         VARIABLE    PURCHASE     INCOME    INCOME
                                          STATEMENT   SUBSIDIARIES    BUSINESS   ACCOUNTING  STATEMENT  STATEMENT
-----------------------------------------------------------------------------------------------------------------
Premiums                                    $ 36.9       $ (36.9)      $   --      $   --      $   --    $   --
Universal life and investment product
   policy fees                               244.6         (16.9)        15.9          --       243.6     233.0
Net investment income                        192.6        (113.3)         1.6       (20.0)       60.9     110.5
Realized gains/(losses)                       22.9         (16.0)        (0.3)         --         6.6      (7.3)
Other income                                  33.0         (22.7)         1.4          --        11.7      20.7
                                            ------       -------       ------      ------      ------    ------
Total revenues                               530.0        (205.8)        18.6       (20.0)      322.8     356.9

Policy benefits, claims, losses and LAE      239.4        (106.2)         6.3        13.8       153.3     105.2
VOBA and DAC amortization                    111.8          (6.7)          --       (63.5)       41.6      39.0
Other expenses                               170.5         (63.1)         1.8       (35.2)       74.0     121.6
                                            ------       -------       ------      ------      ------    ------
Total benefits, losses and expenses          521.7        (176.0)         8.1       (84.9)      268.9     265.8
Total federal income tax benefit
   (expense)                                  33.0          (8.6)        (3.7)      (22.7)       (2.0)    (26.2)
                                            ------       -------       ------      ------      ------    ------
Net income (loss)                           $ 41.3       $ (38.4)      $  6.8      $ 42.2      $ 51.9    $ 64.9
                                            ======       =======       ======      ======      ======    ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

6. SIGNIFICANT TRANSACTIONS

On May 25, 2007 the Company signed an agreement, effective retroactive to January 1, 2007, with Pacific Life Insurance Company ("Pacific Life") to assume 8% of its variable annuity products sold in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the balance sheet. The Company assumed general account reserves of $58.2 million and, for the retroactive period prior to signing, recorded a payable to Pacific Life of $12.4 million for the period through May 2007. The assumed general account reserves as of December 31, 2007 were approximately $61.5 million (See Note 23 - Subsequent Events).

On July, 1, 2006, the Company entered into a modified coinsurance agreement with Chase Insurance Life and Annuity Company ("CILAC") to assume 100% of its variable annuity business on a modified coinsurance basis. The Company assumed general account reserves of $1.3 billion and paid a ceding allowance of $85.0 million to CILAC. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the balance sheet. On April 1, 2007, CILAC was merged into Protective Life Insurance Company ("Protective").

Effective December 30, 2005 the Company entered into a coinsurance agreement with FAFLIC, a subsidiary of THG. The Company assumed 100% of the FAFLIC variable annuity and variable life book of business. The Company assumed $124.6 million of reserves and paid $8.6 million as a ceding allowance to FAFLIC. As part of this transaction, separate account liabilities were assumed under modified coinsurance terms, and, as such, ownership of the underlying separate accounts is not included in the Company's separate account assets and liabilities.

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however the modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,   2007    2006
------------------------------------------------
(In millions)
Beginning balance                 $237.0  $281.3

Provision for GMDB:
   GMDB expense incurred             6.4    11.5
   Volatility (1)                   13.8    (6.6)
                                  --------------
                                    20.2     4.9

Claims, net of reinsurance:
   Claims from policyholders       (44.6)  (56.3)
   Claims ceded to reinsurers       41.1    55.2
                                  ------  ------
                                    (3.5)   (1.1)

GMDB reinsurance premium           (41.3)  (48.1)
                                  ------  ------
Ending balance                    $212.4  $237.0
                                  ======  ======

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve for the GMDB feature was computed using a risk neutral approach. The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

Starting in 2006, the GMDB reserves were calculated using best estimate, as opposed to risk neutral, scenarios for future projections and reflecting the December 31, 2005 reserve balance derived under purchase accounting. GMDB reserves were adjusted upwards by $229.2 million in 2005 as a result of the Transaction and revaluation based upon purchase accounting assumptions.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2007 and 2006.

     - The projection model used 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration were based on a combination of over the counter quotes (when available) and historical volatilities. For 2007, volatility assumptions range from 20% to 34%, varying by equity fund type; 7% for bond funds; and 1% for money market funds. For 2006, volatility assumptions ranged from 13% to 32%, varying by equity fund type; 3% for bond funds; and 1% for money market funds.

     -    The mortality assumption is 70% of the 1994 GMDB table.

     - The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2008 and 2009 are approximately 14% and 13%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 5% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2007 and 2006. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)      2007      2006
--------------------------------------------------------------------------
Net deposits paid
   Account value                                        $  4,239  $    941
   Net amount at risk                                   $     26  $     17
   Average attained age of contractholders                    61        67
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                        $  1,549  $  1,415
   Net amount at risk                                   $     60  $     61
   Average attained age of contractholders                    66        65
Roll-up (net deposits accumulated at a specified rate)
   Account value                                        $     80  $     93
   Net amount at risk                                   $     17  $     19
   Average attained age of contractholders                    78        77
Higher of ratchet or roll-up
   Account value                                        $  4,849  $  5,560
   Net amount at risk                                   $    958  $  1,070
   Average attained age of contractholders                    73        73
                                                        --------  --------
Total of guaranteed benefits categorized above
   Account value                                        $ 10,717  $  8,009
   Net amount at risk                                   $  1,061  $  1,167
   Average attained age of contractholders
      (weighted by account value)                             67        71
Number of contractholders                                213,958   135,057

The above table includes business coinsured from FAFLIC for all years. 2007 includes reinsurance assumed from Protective and Pacific Life at quota share.

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2007 was $14.2 million with no benefits paid out. The GMIB liability at December 31, 2006 was $15.2 million with no benefits paid out. In conjunction with the Transaction and the application of SFAS No. 141, the GMIB liability was revalued to $16.5 million at December 31, 2005. Similarly to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets were required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

Deferrred sales inducements at December 31, 2007 reflect bonus interest payments on assumed blocks and are included in other assets in the accompanying balance sheet. The Company did not have any deferred sales inducements at December 31, 2006, and amounts existing at prior to the Transaction were written off in purchase accounting.

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,       2007  2006
-------------------------------------------------
(In millions)
Balance at beginning of year          $  --   $--
Block acquisition                       3.9    --
Acquisition expenses deferred           5.3    --
Amortized to expense during the year   (0.3)   --
                                      -----   ---
Balance at end of year                $ 8.9   $--
                                      =====   ===

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to assumed variable annuity were assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are a recoverable from reinsurers and changes in fair value are not included in other comprehensive income.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2007        2006
-----------------------------------------------------------------
(In millions)
Account value                             $     47.2   $    59.8
Range of guaranteed minimum return rates   2.8 - 6.5%  2.8 - 6.5%

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

Account balances of these contracts with guaranteed minimum returns were invested in variable separate investment portfolio as follows:

DECEMBER 31,                   2007   2006
------------------------------------------
(In millions)
Asset Type:
   Fixed maturities           $40.8  $36.3
   Cash and cash equivalents   11.5   26.5
                              -----  -----
Total                         $52.3  $62.8
                              =====  =====

8. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

DECEMBER 31,                                                          2007
---------------------------------------------------------------------------------------
                                                            GROSS      GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                                 COST       GAINS      LOSSES     VALUE
---------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                        $204.1      $ 5.2      $   --    $209.3
States and political subdivisions                 16.1        0.2          --      16.3
Corporate fixed maturities                       428.2        2.0       (10.6)    419.6
Mortgage-backed securities                       318.8        3.3        (1.6)    320.5
                                                ------      -----      ------    ------
Total fixed maturities                          $967.2      $10.7      $(12.2)   $965.7
                                                ======      =====      ======    ======
Equity securities                               $108.1      $  --      $ (5.4)   $102.7
                                                ======      =====      ======    ======

DECEMBER 31,                                                           2006
-----------------------------------------------------------------------------------------
                                                            GROSS      GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                               COST (1)     GAINS      LOSSES      VALUE
-----------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                       $  335.1     $1.3       $(2.4)    $  334.0
States and political subdivisions                  16.1       --        (0.2)        15.9
Corporate fixed maturities                        372.1      0.5        (2.9)       369.7
Mortgage-backed securities                        352.1      1.0        (1.6)       351.5
                                               --------     -----      ------    --------
Total fixed maturities                         $1,075.4     $2.8       $(7.1)    $1,071.1
                                               ========     =====      ======    ========
Equity securities                              $   64.4     $1.3       $  --     $   65.7
                                               ========     =====      ======    ========

(1) Amortized cost for fixed maturities securities after acquisition purchase accounting.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2007, the amortized cost and fair value of the assets on deposit were $42.4 million and $43.6 million, respectively. At December 31, 2006, the amortized cost and fair value of assets on deposit in New York were $43.0 million and $42.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $5.2 million and $5.8 million were on deposit with various state and governmental authorities at December 31, 2007 and 2006, respectively. Fair values related to these securities were $6.0 million and $5.7 million at December 31, 2007 and 2006, respectively.

The Company entered into various derivative and other arrangements that required fixed maturities to be pledged as collateral. At December 31, 2007, the Company held $43.4 million compared to $31.5 million held as collateral at December 31, 2006. Corresponding liabilities for these items have also been recorded by the Company. There were no contractual investment commitments at December 31, 2007.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity. In accordance with SFAS No. 141, the amortized cost of the investments is shown below.

                                         DECEMBER 31,   DECEMBER 31,
                                             2007           2007
                                        AMORTIZED COST   FAIR VALUE
--------------------------------------------------------------------
(In millions)
Due in one year or less                     $ 53.4         $ 53.1
Due after one year through five years        298.7          298.4
Due after five years through ten years       194.7          196.8
Due after ten years                          420.4          417.4
                                            ------         ------
Total                                       $967.2         $965.7
                                            ======         ======

     B. DERIVATIVE INSTRUMENTS

Simultaneous to the Transaction, the Company implemented a hedging strategy consisting of long duration equity and derivative put options. The hedge is primarily static consisting of quarterly put options. The purpose of the hedge is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a coinsurance/modified-coinsurance ("co-modco") basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, but may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative under Derivatives Implementation Group issue B25 ("DIG B25").

On July 1, 2006, the Company entered into a reinsurance contract which is accounted for on a modified coinsurance basis. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer, including credited related gains or losses. The reinsurance contract represents a hybrid instrument that should be bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the Company is exposed to third-party credit risk. This is accounted for as an embedded derivative under Derivatives Implementation Group issue B36
("DIG B36").

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     B. DERIVATIVE INSTRUMENTS (CONTINUED)

Under THG, an overall risk management strategy incorporating the use of derivative instruments to minimize significant unplanned fluctuations in earnings that were caused by foreign currency, equity market and interest rate volatility was employed. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results were exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, and the British Pound. The Company used foreign currency exchange swaps and futures to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Until August 22, 2005, the Company was also exposed to changes in the equity market due to increases in GMDB reserves that resulted from declines in the equity market. The Company used exchange-traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements. Finally, for the period between August 22, 2005 and December 30, 2005, the closing date of the Transaction, the Company was exposed to changes in its surplus value, which was driven by a combination of equity market and interest rate movements. To economically hedge against fluctuations in the purchase price of the variable life insurance and annuity business, the Company used exchange-traded futures contracts and interest rate swap contracts.

On December 12, 2007, the Company implemented an enhancement to its existing hedging strategy by selling short-duration S&P futures to reduce our long delta position. This strategy would help reduce expected volatility from changes in the market and protects the Company from adverse market movements.

     C. FAIR VALUE HEDGES

During 2007 and 2006, no fair value hedges were established. In 2005, the Company entered into exchange-traded equity futures contracts to hedge the embedded gains on certain bonds identified to be liquidated to settle the maturity of a particular long-term funding agreement. The Company also entered into cross-currency swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. The Company recognized gains of $2.2 million for the year ended December 31, 2005, reported in net realized investment gains in the Consolidated Statements of Operations. These derivative instruments were determined to be effective hedges in accordance with FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"). All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

     D. CASH FLOW HEDGES

During 2007 and 2006, no cash flow hedges were established. Prior to 2006, the Company entered into cross-currency swaps to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agreed to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also entered into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company recognized no gains or losses in 2005 on ineffective cash flow hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     E. TRADING ACTIVITIES

For 2007, the Company recognized a net loss of $6.8 million on its derivatives. For 2006, the Company recognized a net loss of $46.7 million on its derivatives. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a co-modco basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, and may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative as defined by DIG B25.

On August 23, 2005, the Company implemented a new derivative program designed to economically hedge against fluctuations in the purchase price of the variable life insurance and annuity businesses. The Transaction purchase price was determined on December 30, 2005 and was subject to changes in interest rate, equity market, implied equity market volatility and surrender activity. The derivatives were terminated concurrent with the sale closing on December 30, 2005. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

During 2005 the Company recognized net losses of $36.1 million on all trading derivatives. The net loss recognized in 2005 included $13.3 million in losses related to the derivatives used to economically hedge the purchase price and were reflected within other operating expenses in the Consolidated Statements of Operations. Additionally, the net loss in 2005 included $19.6 million of net losses representing the ineffectiveness on equity-linked swap contracts, which were recorded within other income in the Consolidated Statements of Operations.

Further, the 2005 net loss also included a $2.3 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses on derivative instruments in the Consolidated Statements of Operations. Finally, the 2005 net loss included $0.9 million in losses recorded within other operating expenses in the Consolidated Statements of Operations related to the GMDB hedges.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     F. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                EQUITY
                                                                 FIXED      SECURITIES AND
DECEMBER 31,                                                MATURITIES (1)     OTHER (2)     TOTAL
--------------------------------------------------------------------------------------------------
(In millions)
2007
Net (depreciation) appreciation, beginning of year              $ (2.0)          $ 0.8      $ (1.2)
                                                                ------           -----      ------
     Net appreciation (depreciation) on available-for-sale
        securities and derivative instruments                      2.8            (6.7)       (3.9)
     Net appreciation from the effect on value of business
        acquired and on policy liabilities                         0.9              --         0.9
     (Provision) benefit for deferred federal income taxes        (1.3)            2.3         1.0
                                                                ------           -----      ------
                                                                   2.4            (4.4)       (2.0)
                                                                ------           -----      ------
Net appreciation (depreciation), end of year                       0.4            (3.6)       (3.2)
                                                                ======           =====      ======
2006
Net appreciation, beginning of year                             $   --           $  --      $   --
                                                                ------           -----      ------
     Net (depreciation) appreciation on available-for-sale
        securities and derivative instruments                     (4.3)            1.3        (3.0)
     Net depreciation from the effect on value of business
        acquired and on policy liabilities                         1.0              --         1.0
     Benefit (provision) for deferred federal income taxes         1.3            (0.5)        0.8
                                                                ------           -----      ------
                                                                  (2.0)            0.8        (1.2)
                                                                ------           -----      ------
Net (depreciation) appreciation, end of year                    $ (2.0)          $ 0.8      $ (1.2)
                                                                ======           =====      ======
2005
Net appreciation, beginning of year                             $  5.7           $ 4.4      $ 10.1
                                                                ------           -----      ------
     Net depreciation on available-for-sale
        securities and derivative instruments                    (60.2)           (6.8)      (67.0)
     Net appreciation from the effect on deferred
        policy acquisition costs and on policy liabilities        60.8              --        60.8
     (Provision) benefit for deferred federal income taxes        (0.2)            2.4         2.2
                                                                ------           -----      ------
                                                                   0.4            (4.4)       (4.0)
     Purchase accounting adjustment                               (6.1)             --        (6.1)
                                                                ------           -----      ------
Net appreciation, end of year                                   $   --           $  --      $   --
                                                                ======           =====      ======

(1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $0.0 MILLION, $0.0 MILLION AND $50.5 MILLION IN 2007, 2006 AND 2005, RESPECTIVELY.

(2) THERE WAS NO AFTER TAX APPRECIATION (DEPRECIATION) ON EQUITY SECURITIES AND OTHER INVESTED ASSETS IN 2005.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position.

DECEMBER 31,                                               2007
-----------------------------------------------------------------------------------
(In millions)                                GROSS                  NUMBER OF
                                          UNREALIZED   FAIR   SECURITIES WITH GROSS
                                            LOSSES     VALUE    UNREALIZED LOSSES
-----------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-6 months                               $ (1.7)   $ 66.7            28
   7-12 months                                (9.5)    190.9            43
   Greater than 12 months                     (1.0)     19.7             7
                                            ------    ------           ---
Total investment grade fixed maturities     $(12.2)   $277.3            78
                                            ------    ------           ---
Below investment grade fixed maturities:    $   --    $   --            --
                                            ------    ------           ---
Total fixed maturities                      $(12.2)   $277.3            78
                                            ------    ------           ---
Equity securities:
0-6 months                                  $ (5.4)   $102.7             1
                                            ------    ------           ---
Total equity securities                     $ (5.4)   $102.7             1
                                            ------    ------           ---

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.1 million at December 31, 2007.

DECEMBER 31,                                               2006
-----------------------------------------------------------------------------------
(In millions)                                GROSS                  NUMBER OF
                                          UNREALIZED   FAIR   SECURITIES WITH GROSS
                                            LOSSES     VALUE    UNREALIZED LOSSES
-----------------------------------------------------------------------------------
Investment grade fixed maturities (1):

   0-6 months                               $ (3.9)   $489.3             70
   7-12 months                                (3.2)    350.8             84
   Greater than 12 months                       --        --             --
                                            ------    ------            ---
Total investment grade fixed maturities     $ (7.1)   $840.1            154
                                            ------    ------            ---

Below investment grade fixed maturities:
    0-6 months                              $   --    $  2.1              1
                                            ------    ------            ---
Total below investment grade fixed
   maturities                                   --       2.1              1
                                            ------    ------            ---
Total fixed maturities                      $ (7.1)   $842.2            155
                                            ======    ======            ===

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $2.4 million at December 31, 2006.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the ability and intent to hold the investment to maturity; the issuer's overall financial condition; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; a weakening of the general market conditions in the industry or geographic region in which the issuer operates; the length of time in which the fair value of an issuer's securities remains below cost; and with respect to fixed maturity

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities as necessary.

     H. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

DECEMBER 31,                            2007  2006
--------------------------------------------------
(In millions)
Issuer Name:
U.S. Treasury                             --  65.8
GS High Yield Fund                     102.7  64.4
Federal Home Loan Bank                    --  60.7
Federal Home Loan Bank                    --  56.0
Federal National Mortgage Association     --  49.4

9. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                  2007    2006    2005
-----------------------------------------------------------------------
(In millions)
Fixed maturities                                 $ 53.3  $ 59.9  $179.5
Equity securities                                   7.7     4.4     0.1
Mortgage loans                                       --      --     5.5
Policy loans                                        7.5     9.2    17.2
Derivatives                                          --      --   (10.8)
Other long-term investments                          --      --     1.9
Short-term investments and miscellaneous income    71.9    43.9     5.0
                                                 ------  ------  ------
   Gross investment income                        140.4   117.4   198.4
Less investment expenses                           (2.9)   (2.9)   (5.8)
                                                 ------  ------  ------
Net investment income                            $137.5  $114.5  $192.6
                                                 ======  ======  ======

The Company had no fixed maturities on non-accrual status at December 31, 2007, 2006 or 2005. The Company had no mortgage loans on non-accrual status at December 31, 2005.

The Company does not have any mortgage loan investments at December 31, 2007 or December 31, 2006. There were no mortgage loans which were non-income producing at December 31, 2005. The Company had no fixed maturities which were non-income producing at December 31, 2007 or December 31, 2006.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2005.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

9. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) and gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,         2007    2006   2005
-------------------------------------------------------------
(In millions)

Fixed maturities                         $4.1   $(7.3)  $20.8
Mortgage Loans                             --      --     0.3
Derivatives                                --      --     2.2
Other investments                         1.8      --    (0.4)
                                         ----   -----   -----
Net realized investment gains/(losses)   $5.9   $(7.3)  $22.9
                                         ====   =====   =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                     VOLUNTARY     GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,       SALES       GAINS   LOSSES
-----------------------------------------------------------------
(In millions)

2007
Fixed maturities                      $  773.9     $ 5.7    $ 1.6

2006
Fixed maturities                      $2,213.8     $ 3.3    $10.6

2005
Fixed maturities                      $  933.7     $22.6    $ 9.0
Equity securities                          1.7        --       --

The Company recognized no other-than-temporary impairments on fixed maturities in 2007 and 2006 respectively. There was $5.3 million in 2005 related to other-than-temporary impairments of fixed maturities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

9. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                   2007    2006    2005
--------------------------------------------------------------------------------------------------------
(In millions)

Unrealized  (depreciation) appreciation on available-for-sale securities:
Unrealized holding losses arising during period, (net of income tax benefit of
   $0.7, $3.3 and $22.4 million in 2007, 2006 and 2005)                           $(1.4)  $(5.9)  $(41.7)
Less: reclassification adjustment for gains (losses) included in net income
   (net of income tax expense (benefit) of $0.3, $(2.5) and $7.0 million in
   2007, 2006 and 2005)                                                             0.6    (4.7)    12.9
                                                                                  -----   -----   ------
Total available-for-sale securities                                                (2.0)   (1.2)   (54.6)
                                                                                  -----   -----   ------
Unrealized depreciation on derivative instruments:
Unrealized holding (losses) gains arising during period, (net of income tax
   (benefit) expense of $0.0, $0.0 and $(20.9) million in 2007, 2006 and 2005)      --      --     (38.8)
Less: reclassification adjustment for (losses) gains included in net income
   (net of income tax (benefit) expense of $0.0, $0.0 and $(48.1) million in
   2007, 2006 and 2005)                                                             --      --     (89.4)
                                                                                  -----   -----   ------
Total derivative instruments                                                        --      --      50.6
                                                                                  -----   -----   ------
Net unrealized (depreciation) appreciation on available-for-sale securities and
   derivative instruments                                                         $(2.0)  $(1.2)  $ (4.0)
                                                                                  =====   =====   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

SFAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, as amended by SFAS No. 157, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

     FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit.

     EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

     DERIVATIVE INSTRUMENTS

Fair values of the Company's derivatives are generally determined using model inputs to observable market data. Derivative instruments include embedded derivatives related to insurance contracts.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits.

     SEPARATE ACCOUNT ASSETS

The estimated fair value of assets held in separate accounts is based on quoted market prices.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                               2007                  2006
                                                       -----------------------------------------
                                                       CARRYING      FAIR    CARRYING      FAIR
DECEMBER 31,                                            VALUE       VALUE      VALUE      VALUE
------------------------------------------------------------------------------------------------
(In millions)
Financial Assets
   Cash and cash equivalents                           $   57.4   $   57.4   $   58.9   $   58.9
   Fixed maturities                                       965.7      965.7    1,071.1    1,071.1
   Equity securities                                      102.7      102.7       65.7       65.7
   Policy loans                                           106.1      106.1      117.0      117.0
   Derivative instruments receivable                       29.1       29.1        2.8        2.8
   Separate account assets                              6,906.7    6,906.7    7,894.5    7,894.5
                                                       --------   --------   --------   --------
                                                       $8,167.7   $8,167.7   $9,210.0   $9,210.0
                                                       ========   ========   ========   ========
Financial Liabilities
   Derivative instruments payable                      $   33.7   $   33.7   $   28.5   $   28.5
   Supplemental contracts without life contingencies       27.4       27.4       32.5       32.5
   Other individual contract deposit funds                 20.7       20.7       23.7       23.7
                                                       --------   --------   --------   --------
                                                       $   81.8   $   81.8   $   84.7   $   84.7
                                                       ========   ========   ========   ========

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under SFAS No. 157 as of December 2007. As required by SFAS No. 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31,                            LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------
(In millions)
Financial Assets
   Fixed maturities                    $  107.7    $854.3    $ 3.7    $  965.7
   Equity securities                         --     102.7       --       102.7
   Derivative instruments receivable         --      18.0     11.1        29.1
   Separate account assets              6,906.7        --       --     6,906.7
                                       --------    ------    -----    --------
   Total assets at fair value          $7,014.4    $975.0    $14.8    $8,004.2
                                       ========    ======    =====    ========
Financial Liabilities
   Derivative instruments payable      $     --    $  2.6    $31.1    $   33.7
                                       --------    ------    -----    --------
   Total liabilities at fair value     $     --    $  2.6    $31.1    $   33.7
                                       ========    ======    =====    ========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 GAINS AND LOSSES

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the year ended December 2007. The table reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2007. As reflected in the table below, the net unrealized loss on level 3 financial assets and liabilities was $31.5 million for the year ended December 2007.

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency.

Total financial assets at fair value classified within level 3 were $3.7 million as of December 31, 2007. This includes a tax credit investment and a surplus note.

DERIVATIVE CONTRACTS

- A derivative contract with level 1 and/or level 2 inputs is classified as a level 3 financial instrument in its entirety if it has at least one significant level 3 input.

- If there is one significant level 3 input, the entire gain or loss from adjusting only observable inputs (i.e. level 1 and level 2) is still classified as level 3.

                                                     LEVEL 3 FINANCIAL ASSETS AND LIABILITIES
                                                     ----------------------------------------
                                                             CASH
                                                         INSTRUMENTS   DERIVATIVE    TOTAL
DECEMBER 31,                                               - ASSETS     CONTRACTS   LOSSES
---------------------------------------------------------------------------------------------
(In millions)
   Balance, beginning of year                               $ 3.7        $  0.5       N/A
   Realized (losses)                                         (0.1)           --      (0.1)
   Unrealized gains/(losses) relating to
      instruments still held at the reporting date            0.1         (31.6)    (31.5)
   Purchases, issuances and settlements                        --          11.1       N/A
                                                            -----        ------
   Balance, end of year                                     $ 3.7        $(20.0)
                                                            =====        ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. The federal income tax provision/(benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,        2007    2006    2005
-------------------------------------------------------------
(In millions)
Federal income tax expense (benefit)
   Current                             $  --   $  --   $(34.1)
   Deferred                             34.6    26.2      1.1
                                       -----   -----   ------
Total                                  $34.6   $26.2   $(33.0)
                                       =====   =====   ======

The federal income tax benefit attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate at 35%. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                      2007    2006    2005
-------------------------------------------------------------------------------------------
(In millions)
Expected federal income tax expense                                  $46.1   $31.9   $  2.9
   Prior years' federal income tax adjustment                         (1.1)     --     (9.4)
   Change in estimates for prior years dividend received deduction      --      --    (12.9)
   Dividend received deduction                                        (8.2)   (8.2)   (10.0)
   Tax credits                                                        (0.5)   (1.1)    (6.2)
   Valuation allowance                                                (1.7)    3.6       --
   Changes in other tax estimates                                       --      --      5.6
   Other, net                                                           --      --     (3.0)
                                                                     -----   -----   ------
Federal income tax expense (benefit)                                 $34.6   $26.2   $(33.0)
                                                                     =====   =====   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                       2007      2006
--------------------------------------------------
(In millions)
Deferred tax asset
   Insurance reserves            $ 141.4   $ 171.1
   Deferred acquisition costs       22.4      34.5
   Tax credit carryforwards          7.8       7.8
   Loss carryforwards               63.0      69.8
   Investments, net                  9.3       5.1
   Ceding commission                23.8      27.6
   Deferred compensation             0.8       0.5
   Other, net                        9.0      17.9
                                 -------   -------
   Subtotal deferred tax asset     277.5     334.3
      Valuation allowance          (17.6)    (31.6)
                                 -------   -------
Total deferred tax asset, net    $ 259.9   $ 302.7
                                 -------   -------
Deferred tax liability
   VOBA                          $(130.2)  $(144.8)
                                 -------   -------
Total deferred tax liability     $(130.2)  $(144.8)
                                 -------   -------
Total deferred tax asset, net    $ 129.7   $ 157.9
                                 =======   =======

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Gross deferred income tax assets totaled approximately $277.5 million and $334.3 million at December 31, 2007 and 2006, respectively. Gross deferred income tax liabilities totaled approximately $130.2 million and $144.8 million at December 31, 2007 and 2006, respectively.

The Company has recorded a valuation allowance against tax benefits from capital losses and tax credit carryforwards. A portion of the valuation allowance against the December 31, 2007 deferred tax asset is due to limitations under
Section 382 of the Internal Revenue Code against certain tax benefits. If the tax benefits established at the inception of the Transaction offset currently by the valuation allowance were to be subsequently realized, the entire benefit would reduce intangible assets. Any adjustment to the valuation allowance for events subsequent or unrelated to the Transaction would be realized through the income statement. During 2007, a reduction of $14.0 million was made to the valuation allowance. Of this amount, $1.7 million relates to foreign tax credits generated in 2006 and thus reduces income tax expense. In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2007, there are available foreign tax credit carryforwards of $7.8 million which will expire beginning in 2013. At December 31, 2007, the Company has net operating loss carryforwards of $144.9 million and capital loss carryforwards of $35.2 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $127.3 million of net operating and capital loss carryforwards.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Stock Purchase Agreement. However, the tax attributes carried over from THG are not guaranteed under the Stock Purchase Agreement, and accordingly, such attributes may be adjusted in the future. At the end of 2007, THG disclosed an audit adjustment of approximately $7.5 million to the company's pre-acquisition net operating loss balance. As a result, the Company has reduced the gross net operating loss carryforward by $21.4 million. No post-acquisition periods are currently under audit.

In June 2006, the FASB issued FIN No. 48 (See Note 3O - New Accounting and Adopted Pronouncements for further discussion around FIN No. 48). The Company adopted the provisions of FIN No. 48 as of January 1, 2007. The Company believes it does not have any tax positions that fail to meet the more likely than not standard and does not expect any material adverse effects from audit examination, including interest and penalties. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to FIN 48.

The dividends received deduction claimed by the Company is generated by the separate accounts of variable annuity contracts. In Revenue Ruling 2007-61, the IRS issued notice that it intends to publish regulations dealing with the computation of separate account dividends received deductions. The impact and timing of such regulations is unknown at this time, but it is possible that the regulations could reduce the amount of dividends received deduction tax benefit that the Company claims. It is anticipated that any regulations would have a public comment period and would be effective prospectively.

The Company will file a stand-alone tax return for the period January 1, 2007 through December 31, 2007. The Company's tax return is ineligible for consolidation in the Goldman Sachs Group until fiscal year end 2012. Any net operating loss carryforwards, capital loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

12. PENSION AND OTHER POST RETIREMENT BENEFITS

DEFINED BENEFIT PLANS

Goldman Sachs maintains a defined benefit pension plan for substantially all US employees hired prior to November 1, 2003. As of November 2004, this plan has been closed to new participants and no further benefits will be accrued to existing participants. The Company and its employees are not members of a Goldman Sachs sponsored pension program and the December 31, 2007 and 2006 balance sheets contain no pension liabilities and no postretirement benefit liabilities.

Prior to the Transaction and prior to 2005, FAFLIC, a subsidiary of AFLIAC through December 30, 2005, provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans was to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As a result of the Transaction, the Company is no longer required to contribute any funds to the benefit plans, nor is it required to make any benefit payments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

12. PENSION AND OTHER POST RETIREMENT BENEFITS (CONTINUED)

DEFINED CONTRIBUTION PLANS

The Company participates in the Goldman Sachs employee-sponsored defined contribution plans for the employees of the Company. The Company matches a portion of employees' annual contributions. Matching contributions vest after three years of service. The Company incurred expenses relating to the defined contribution plan of $0.1 million for the years ended December 31, 2007 and 2006 respectively. FAFLIC, a subsidiary of the Company through December 30, 2005, also provided a defined contribution 401(k) plan for its employees, whereby the Company matched employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. Effective January 1, 2005, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. During 2005, the expense for this matching provision was $11.5 million, of which $10.2 million was allocated to its affiliates. In addition to this matching provision, the Company made an annual contribution to employees' accounts equal to 3% of the employee's eligible compensation. This annual contribution was made regardless of whether the employee contributed to the plan, as long as the employee was employed on the last day of the year. The cost for this additional contribution was $8.3 million for 2005, of which $7.3 million was allocated to affiliated companies.

COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,             2007   2006    2005
----------------------------------------------------------------
(In millions)

Service cost                                 $--    $--    $ 0.4
Interest cost                                 --     --      3.2
Recognized net actuarial loss                 --     --      0.4
Amortization of prior service cost            --     --     (5.5)
                                             ---    ---    -----
Net periodic postretirement (benefit) cost   $--    $--    $(1.5)
                                             ===    ===    =====

The Company allocated approximately $(0.7) million of the net periodic postretirement (benefit) cost to its affiliated companies in 2005.

     ASSUMPTIONS

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                           1-PERCENTAGE POINT   1-PERCENTAGE POINT
                                                                INCREASE             DECREASE
--------------------------------------------------------------------------------------------------
(In millions)
Effect on total of service and interest cost during 2005          $0.1                $(0.1)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

13. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers. Massachusetts laws affect the dividend paying ability of the Company.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance (the "Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level ("CAL") as determined under the risk-based capital formula, which was $116.3 million at December 31, 2007. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $466.8 million at December 31, 2007 for the Company. The Company's CAL RBC ratio of 401% is eight times greater than the level at which the Commissioner could be authorized to take an insurer into receivership.

There were no dividends declared by the Company to Goldman Sachs in 2007 and 2006. In 2005, in connection with the Transaction and with permission from the Commissioner, the Company distributed FAFLIC and its other non-insurance subsidiaries to THG.

14. VALUE OF BUSINESS ACQUIRED

VOBA represents the present value of future profits embedded in the acquired contracts related to the Transaction. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the Transaction. Future positive cash flows include fees and other charges assessed to the contracts for as long as they remain in force as well as fees collected upon surrender, while future negative cash flows include costs to administer the contracts, and benefit payments including payments under the GMDB provisions of the contracts. VOBA will be amortized over the expected life of the contracts in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based upon historical and estimated future experience, which is updated periodically.

At December 31, 2007, the gross carrying amount and accumulated amortization of VOBA was $300.3 million and $81.6 million, respectively.

VOBA is adjusted for amounts relating to unrealized investment gains and losses. This adjustment, net of tax, is included with unrealized investment gains and losses that are recorded in accumulated other comprehensive loss. VOBA was increased by $0.9 million at December 31, 2007 and $0.8 million at December 31, 2006 to account for unrealized investment losses. On November 1, 2006, VOBA of $1.9 million attributable to the future profits of the deferred fixed annuity business was written off following reinsurance of the block to Columbia (see
Note 15 - Reinsurance).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

14. VALUE OF BUSINESS ACQUIRED (CONTINUED)

Estimated future amortization of VOBA as of December 31, 2007 is as follows:

(In millions)
2008                  $ 37.2
2009                    30.1
2010                    24.1
2011                    19.1
2012                    15.1
2013 and thereafter     94.8
                      ------
Total                 $220.4
                      ======

15. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. General account reserves of $58.2 million were assumed. The Company has evaluated the applicability of DIG B25 to products assumed from Pacific Life and an embedded derivative requiring bifurcation has been identified. A liability of $8.3 million as at December 31, 2007 is reflected on the balance sheet. The assumed general account reserves as of December 31, 2007 were approximately $61.5 million.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its affiliate, Columbia. The Company ceded reserves of $53.9 million. In consideration of Columbia's assumption of $53.9 million in reserves, the Company received a $1.9 million ceding commission. As at December 31, 2007 the Company ceded reserves of $46.7 million.

On July, 1, 2006, the Company assumed on a modified coinsurance basis, 100% of the variable annuity business of CILAC. As of April 1, 2007 CILAC was merged into Protective. General account reserves of $1.3 billion were assumed. In consideration, the Company paid an $85.0 million ceding commission. The Company has evaluated the applicability of DIG B36 to its modified coinsurance agreement with Protective. An embedded derivative requiring bifurcation has been identified and a liability of $22.8 million and an asset of $0.5 million as of December, 31 2007 and December, 31 2006 respectively is reflected on the balance sheet. As at December 31, 2007, the Company assumed reserves of $1.2 billion.

On December 30, 2005 subsequent to the Transaction, the Company assumed on a coinsurance basis 100% of the General Account liabilities related to FAFLIC's Variable Annuity and Variable Life policies. In consideration of the Company's assumption of these liabilities, FAFLIC transferred to the Company the statutory assets related to this block of business and received from the Company an $8.6 million ceding commission. The assumed reserves were approximately $83.7 million and $96.5 million as of December 31, 2007 and December 31, 2006 respectively. The Company also assumed on a modified coinsurance basis, essentially all of the Separate Account liabilities of FAFLIC. In addition, the MVA product was assumed on a modified coinsurance basis. In accordance with SOP 03-1, MVA liabilities are included as general account liabilities. Reserve liabilities of $2.2 million as of December 31, 2007 have been included in policy liabilities and a reinsurance recoverable of $2.2 million recognized. The December 30, 2005 value of the FAFLIC MVA was recognized in the 2006 adjustments to purchase accounting included within other assets and future policy benefits (See Note 4 - Purchase Accounting). The Company has evaluated the applicability of DIG

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

15. REINSURANCE (CONTINUED)

B36 to its modified coinsurance arrangement to reinsure FAFLIC MVA and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

Prior to the Transaction, the Company entered into other reinsurance treaties including non core traditional life and health business; the largest being a universal life insurance treaty representing reinsurance recoverables of $475.5 million and $506.0 million at December 31, 2007 and 2006, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2007     2006     2005
---------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
      Direct                                       $ 18.3   $ 19.4   $ 72.8
      Assumed                                          --       --      0.3
      Ceded                                         (18.3)   (19.4)   (36.2)
                                                   ------   ------   ------
Net premiums                                       $   --   $   --   $ 36.9
                                                   ======   ======   ======
Life and accident and health insurance and other
   individual policy benefits, claims, losses
   and loss adjustment expenses:
      Direct                                       $100.8   $109.2   $289.1
      Assumed                                        60.6     34.4     (1.7)
      Ceded                                         (19.7)   (38.4)   (48.0)
                                                   ------   ------   ------
Net policy benefits, claims, losses and loss
   adjustment expenses                             $141.7   $105.2   $239.4
                                                   ======   ======   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

16. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,       2007    2006     2005
-------------------------------------------------------------
(In millions)
Balance at beginning of year          $103.6  $   --  $ 694.1
Block acquisition                       24.2   106.7       --
Subsidiary adjustment                     --      --    (35.0)
Acquisition expenses deferred           28.8     3.3      0.7
Amortized to expense during the year    (3.3)   (6.4)  (112.4)
Adjustment to equity during the year      --      --      9.3
Purchase accounting adjustment            --      --   (556.7)
                                      ------  ------  -------
Balance at end of year                $153.3  $103.6  $    --
                                      ======  ======  =======

In 2007, the Company acquired 8% of the 2007 variable annuity business of Pacific Life through a modified coinsurance agreement and a block of variable life insurance from Protective through a modified coinsurance agreement, resulting in initial DAC balances of $18.2 million and $6.0 million respectively.

In 2006, the Company acquired the variable annuity business of CILAC, whose booked of business was subsequently merged into Protective during 2007, through a modified coinsurance agreement, resulting in an initial DAC asset of $106.7 million upon contract date. Activity of $3.3 million related to deferral of acquisition expenses and amortization of $6.4 million, resulting in a $103.6 million DAC asset at December 31, 2006.

In accordance with SFAS No. 141, the Company revalued its DAC asset to zero as of December 30, 2005 under purchase accounting. As such, any assets related to deferred policy acquisition costs relate to transactions occurring in 2007 and 2006.

17. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $228.0 million and $233.5 million at December 31, 2007 and 2006, respectively. This business consists of the Company's exited individual health businesses. Reinsurance recoverables related to this business were $227.9 million and $233.6 million at December 31, 2007 and 2006 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

18. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME, AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                        2007   2006
-----------------------------------------------
(In millions)
State licenses (intangible asset)  $ 2.6  $ 2.6
Accounts receivable                  5.8    7.1
Deferred sales inducements           8.9     --
Miscellaneous assets                14.6    5.4
                                   -----  -----
Total other assets                 $31.9  $15.1
                                   =====  =====

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2007   2006
-----------------------------------------------
(In millions)
Payables in process                $26.9  $39.4
Policyholder liabilities            11.9    5.5
Accrued expenses                     8.9   10.1
Miscellaneous liabilities            8.7    6.2
                                   -----  -----
Total accrued expenses and other
   liabilities                     $56.4  $61.2
                                   =====  =====

Other income consists of the following:


DECEMBER 31,            2007   2006   2005
------------------------------------------
(In millions)
Asset management fees  $17.4  $15.4  $29.4
Miscellaneous income     2.5    1.3    3.6
                       -----  -----  -----
Total other income     $19.9  $16.7  $33.0
                       =====  =====  =====

Other operating expenses consist of the following:

DECEMBER 31,                         2007   2006   2005
--------------------------------------------------------
(In millions)
Taxes, licenses & fees              $ 2.5  $ 3.2  $ 16.1
Commission expense                   21.3   19.5    21.0
Management and administrative fees   29.9   23.8      --
Salaries & benefits                   7.9    5.1    49.6
Processing & operational services     1.8   12.9    12.7
Legal & auditing                      3.5    1.3     5.9
Loss on GMDB hedging                   --     --    14.2
Miscellaneous operating expenses      3.2    9.1    29.1
                                    -----  -----  ------
Total other operating expenses      $70.1  $74.9  $148.6
                                    =====  =====  ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

19. COMMITMENTS

The Company was allocated certain rental expenses, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.3 million and $0.1 million for 2007 and 2006, respectively. Prior to the Transaction, the Company was allocated rental expenses of $0.6 million in 2005. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company did enter into a lease agreement for the Elgin, IL premise. As of December 31, 2007, lease commitments relating to the Elgin, IL were $60.5 thousand for 2008 to 2010 inclusive.

Concurrent to the closing of the Transaction, the Company entered into an operational servicing agreement with Security Benefit Life Insurance Company ("Se2"), whereby Se2, as third party administrator, will provide all contract/policy administration for a period of not less than ten years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

19. COMMITMENTS (CONTINUED)

On October 31, 2007, the Company signed a third party administrator agreement with Transaction Applications Group, Inc ("TAG") and an application service provider agreement with Professional Data Management Again, Inc ("PDMA"). Commencing January 1, 2008 TAG will act as third party administrator for the Company's fixed block of business, utilizing a PDMA platform.

As of December 31, 2007, the purchase commitments relating to agreements with Se2, TAG and PDMA were as follows:

(in millions)
    2008                 $12.2
    2009                  11.3
    2010                  10.6
    2011                   9.7
    2012                   9.0
    2013 and thereafter   24.3
                         -----
    Total                $77.1
                         =====

20. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position.

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, and breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement and certified the class for this purpose. In 2007, the Company released $0.4 million in liabilities related to this litigation representing the remaining expenses of its obligation under the settlement.

On July 24, 2002, an action was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. The Plaintiffs, who purchased two variable annuities, were subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing," and were subject to restrictions upon such trading that the Company imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2006, a jury returned a verdict of $1.3 million in favor of the plaintiffs, both parties have appealed. The outcome of this matter is not expected to be material to the Company's annual results of operations or financial position. In addition, THG has agreed to indemnify the Company and Goldman Sachs with respect to this litigation for amounts over $250,000. The Company released $0.2 million to THG for the year 2007 related to this litigation, leaving $0.1 million to cover

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

20. CONTINGENCIES (CONTINUED)

current and estimated future contingent liabilities. THG, on behalf of the Company, continues to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. In February 2008, the Court of Appeals vacated the $1.1 million verdict. Plaintiffs may appeal, but it is unlikely that the Court of Appeals will hear the case en banc or that the Supreme Court of the United States will take the case.

In addition, the Company is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which currently include investigations relating to "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. A number of companies have announced settlements of enforcement actions related to such matters with various regulatory agencies, including the SEC, which have included a range of monetary penalties and restitution. In February 2006, THG reached a settlement agreement with the SEC regarding its investigation related to "market timing", "revenue sharing" and other matters, including the marketing support and administrative services arrangements entered into by VeraVest Investments, Inc. in connection with the distribution of life insurance and annuity products issued by unaffiliated insurance companies. The total amount of the settlement is $5.0 million. The Company's share of this settlement was $2.8 million, of which $2.1 million was paid during 2006 and $0.7 million was paid during 2007 representing all outstanding liabilities under this settlement.

21. RELATED PARTY TRANSACTIONS

In 2007, the Company signed a distribution and service agreement with its affiliate, Epoch, to serve as principal underwriter and common remitter for certain variable annuity products issued by the Company and its separate accounts. This resulted in expense of $0.1 million for 2007 for these services. The Company performs certain administrative services on its behalf. No income was generated for the year ended December 31, 2007.

The Company has a management services agreement with its affiliate, Goldman Sachs & Co ("GSCO"). Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $3.0 million and $3.8 million in 2007 and 2006 respectively, for these services. These amounts are shown within other operating expenses.

In 2005, the Company entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in income of $10.2 million and expense of $47.4 million, for 2007 and 2006 respectively, due to mark to market of the positions. During 2007, the Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $9.5 million for 2007.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $2.6 million and $2.1 million in 2007 and 2006, respectively. No expense was generated for the year ended December 31, 2005.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company. This resulted in revenue of $6.9 million and $7.0 million for the years ended December 31, 2007 and December 31, 2006.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its South Carolina domiciled affiliate, Columbia. In consideration of Columbia's assumption of the liabilities, the Company received a $1.9 million ceding commission. As of December 31, 2007 the Company ceded reserves of $46.7 million.

In 2006, the employees of the Company became participants in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSU's) to certain employees of the Company as part of their overall compensation for 2006. Unvested RSU's require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.7 million and $1.5 million relating to RSU's for the years ended December 31, 2007 and December 31, 2006, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

21. RELATED PARTY TRANSACTIONS (CONTINUED)

Prior to the Transaction, the Company provided, through its wholly-owned subsidiary FAFLIC, management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. These entities ceased to be affiliates as of December 30, 2005 and effectively on that date the Company stopped providing these services. Amounts charged by the Company to its affiliates in periods prior to the Transaction for services were based on full cost including all direct and indirect overhead costs that amounted to $165.7 million in 2005. Net amounts due from predecessor affiliates for accrued expenses and various other liabilities and receivables was $0.4 million at December 31, 2006. There were no amounts due from affiliates at December 31, 2007.

22. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net (loss) income and surplus are as follows:

                                            (UNAUDITED)
                                                2007      2006    2005
----------------------------------------------------------------------
(In millions)
Statutory Net (Loss) Income - Combined
   Life and Health Companies                   $ 58.2    $(35.5) $ (2.3)
Statutory Shareholders' Surplus - Combined
   Life and Health Companies                   $461.4    $368.9  $374.1

23. SUBSEQUENT EVENTS

Effective January 1, 2008, the Company assumption reinsured the book of business from Fidelity Mutual Life Insurance Company ("FML") comprising primarily whole, term and universal life insurance policies. FML is currently in rehabilitation under the governance of the State of Pennsylvania, and the Company will have no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

On October 31, 2007, the Company signed a third party administrator agreement with TAG and an application service provider agreement with PDMA. Commencing January 1, 2008 TAG began to provide administration for the Company's block of traditional insurance business reinsured from FML, utilizing a PDMA platform to administer the block.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million.

In the first quarter of 2008, Epoch replaced Security Distributors, Inc. ("SDI") as principal underwriter for several of the Company's previously issued variable products. However, SDI remains the principal underwriter of several previously issued variable annuity products.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

23. SUBSEQUENT EVENTS (CONTINUED)

In February, 2008 the Pacific Life block was recaptured retroactive to January 1, 2008. Concurrent with the recapture, certain derivative options hedging the rider benefits of this treaty will be disposed. The recapture of the Pacific Life block will result in a settlement receivable of $25.5 million with a subsequent reduction in policyholder liabilities and DAC.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting Separate Account VA-K of Commonwealth Annuity and Life Insurance Company at December 31, 2007, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2008

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                                                             AIM V.I.       AIM V.I.
                                                                               AIM V.I.       CAPITAL        CAPITAL
                                                                                BASIC      APPRECIATION   DEVELOPMENT
                                                                              VALUE FUND       FUND           FUND
                                                                              SERIES II      SERIES I       SERIES II
                                                                                SHARES        SHARES         SHARES
                                                                             -----------   ------------   ------------
ASSETS:
Investments in shares of the Underlying Funds, at market value               $15,241,480    $11,318,731    $ 941,173
                                                                             -----------    -----------    ---------
      Total assets                                                            15,241,480     11,318,731      941,173

LIABILITIES:                                                                          --             --           --
                                                                             -----------    -----------    ---------
      Net assets                                                             $15,241,480    $11,318,731    $ 941,173
                                                                             ===========    ===========    =========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus                       $14,942,886    $11,106,428    $ 941,173
   Commonwealth Annuity Immediate Advantage                                      174,343        107,743           --
   Directed Advisory Solutions                                                        --             --           --
   Commonwealth Annuity Value Generation                                              --             --           --
   Commonwealth Annuity Premier Choice                                            97,588         97,445           --
   Commonwealth Annuity Premier Choice with Optional Rider                        26,663          7,115           --
                                                                             -----------    -----------    ---------
                                                                             $15,241,480    $11,318,731    $ 941,173
                                                                             ===========    ===========    =========

Investments in shares of the Underlying Funds, at cost                       $13,439,688    $ 9,925,704    $ 728,896
Underlying Fund shares held                                                    1,207,724        385,384       50,792

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                                       11,893,860     12,898,868      625,131
   Net asset value per unit, December 31, 2007                               $  1.256353    $  0.861039    $1.505561

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                                          138,778         96,348           --
   Net asset value per unit, December 31, 2007                               $  1.256271    $  1.118269    $      --

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                               --             --           --
   Net asset value per unit, December 31, 2007                               $        --    $        --    $      --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                               --             --           --
   Net asset value per unit, December 31, 2007                               $        --    $        --    $      --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                           77,898         64,854           --
   Net asset value per unit, December 31, 2007                               $  1.252761    $  1.502533    $      --

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                           21,593          4,811           --
   Net asset value per unit, December 31, 2007                               $  1.234817    $  1.478848    $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                                            AIM V.I.
                                                                               AIM V.I.       GLOBAL        AIM V.I.
                                                                                CORE       HEALTH CARE    LARGE CAP
                                                                             EQUITY FUND      FUND       GROWTH FUND
                                                                               SERIES I      SERIES I      SERIES I
                                                                                SHARES        SHARES        SHARES
                                                                             -----------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value                $7,950,532    $6,743,801    $3,025,293
                                                                              ----------    ----------    ----------
      Total assets                                                             7,950,532     6,743,801     3,025,293

LIABILITIES:                                                                          --            --            --
                                                                              ----------    ----------    ----------
      Net assets                                                              $7,950,532    $6,743,801    $3,025,293
                                                                              ==========    ==========    ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus                        $7,702,293    $6,653,715    $2,991,671
   Commonwealth Annuity Immediate Advantage                                      196,455        80,266        28,844
   Directed Advisory Solutions                                                        --            --            --
   Commonwealth Annuity Value Generation                                              --            --            --
   Commonwealth Annuity Premier Choice                                            13,702         9,820         4,778
   Commonwealth Annuity Premier Choice with Optional Rider                        38,082            --            --
                                                                              ----------    ----------    ----------
                                                                              $7,950,532    $6,743,801    $3,025,293
                                                                              ==========    ==========    ==========

Investments in shares of the Underlying Funds, at cost                        $7,973,624    $5,277,589    $2,263,920
Underlying Fund shares held                                                      273,121       280,291       190,870

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                                        9,092,984     5,728,558     3,044,164
   Net asset value per unit, December 31, 2007                                $ 0.847059    $ 1.161499    $ 0.982756

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                                          199,582        65,164        29,356
   Net asset value per unit, December 31, 2007                                $ 0.984334    $ 1.231760    $ 0.982571

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                               --            --            --
   Net asset value per unit, December 31, 2007                                $       --    $       --    $       --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                               --            --            --
   Net asset value per unit, December 31, 2007                                $       --    $       --    $       --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                           11,168         7,766         3,736
   Net asset value per unit, December 31, 2007                                $ 1.226911    $ 1.264457    $ 1.278962

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                           31,536            --            --
   Net asset value per unit, December 31, 2007                                $ 1.207559    $       --    $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                                               ALLIANCE-       ALLIANCE-
                                                                               ALLIANCE-     BERNSTEIN VPS   BERNSTEIN VPS
                                                                             BERNSTEIN VPS      GROWTH         LARGE CAP
                                                                                GROWTH        AND INCOME        GROWTH
                                                                              PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                               CLASS B          CLASS B         CLASS B
                                                                             -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value                 $   8,796      $45,557,727     $29,477,819
                                                                               ---------      -----------     -----------
      Total assets                                                                 8,796       45,557,727      29,477,819


LIABILITIES:                                                                          --               --              --
                                                                               ---------      -----------     -----------
      Net assets                                                               $   8,796      $45,557,727     $29,477,819
                                                                               =========      ===========     ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus                         $      --      $44,866,429     $29,093,914
   Commonwealth Annuity Immediate Advantage                                           --          426,534         246,904
   Directed Advisory Solutions                                                     8,796               --              --
   Commonwealth Annuity Value Generation                                              --               --              --
   Commonwealth Annuity Premier Choice                                                --          207,932          92,993
   Commonwealth Annuity Premier Choice with Optional Rider                            --           56,832          44,008
                                                                               ---------      -----------     -----------
                                                                               $   8,796      $45,557,727     $29,477,819
                                                                               =========      ===========     ===========

Investments in shares of the Underlying Funds, at cost                         $   6,362      $39,389,844     $25,763,468
Underlying Fund shares held                                                          392        1,715,922         983,906

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                                               --       32,141,440      40,336,112
   Net asset value per unit, December 31, 2007                                 $      --      $  1.395906     $  0.721287

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                                               --          343,056         263,104
   Net asset value per unit, December 31, 2007                                 $      --      $  1.243336     $  0.938428

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                            9,087               --              --
   Net asset value per unit, December 31, 2007                                 $0.967995      $        --     $        --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                               --               --              --
   Net asset value per unit, December 31, 2007                                 $      --      $        --     $        --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                               --          140,352          74,539
   Net asset value per unit, December 31, 2007                                 $      --      $  1.481503     $  1.247576

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                               --           38,975          35,840
   Net asset value per unit, December 31, 2007                                 $      --      $  1.458165     $  1.227914

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                   ALLIANCE-                      DELAWARE VIP
                                                                 BERNSTEIN VPS     ALLIANCE-         GROWTH
                                                                   SMALL/MID     BERNSTEIN VPS   OPPORTUNITIES
                                                                   CAP VALUE         VALUE           SERIES
                                                                   PORTFOLIO       PORTFOLIO        SERVICE
                                                                    CLASS B         CLASS B          CLASS
                                                                 -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value    $9,098,045      $3,482,070      $4,179,264
                                                                  ----------      ----------      ----------
      Total assets                                                 9,098,045       3,482,070       4,179,264

LIABILITIES:                                                              --              --              --
                                                                  ----------      ----------      ----------
      Net assets                                                  $9,098,045      $3,482,070      $4,179,264
                                                                  ==========      ==========      ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus            $9,038,651      $3,472,778      $4,127,472
   Commonwealth Annuity Immediate Advantage                           43,476              --          37,167
   Directed Advisory Solutions                                            --              --              --
   Commonwealth Annuity Value Generation                                  --              --              --
   Commonwealth Annuity Premier Choice                                15,918           9,292          14,625
   Commonwealth Annuity Premier Choice with Optional Rider                --              --              --
                                                                  ----------      ----------      ----------
                                                                  $9,098,045      $3,482,070      $4,179,264
                                                                  ==========      ==========      ==========

Investments in shares of the Underlying Funds, at cost            $8,182,713      $2,910,491      $3,685,558
Underlying Fund shares held                                          534,236         252,507         198,918

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                            5,674,447       2,492,435       4,012,800
   Net asset value per unit, December 31, 2007                    $ 1.592869      $ 1.393327      $ 1.028576

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                               27,295              --          26,651
   Net asset value per unit, December 31, 2007                    $ 1.592803      $       --      $ 1.394590

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                   --              --              --
   Net asset value per unit, December 31, 2007                    $       --      $       --      $       --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                   --              --              --
   Net asset value per unit, December 31, 2007                    $       --      $       --      $       --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                               10,022           6,688           8,126
   Net asset value per unit, December 31, 2007                    $ 1.588285      $ 1.389337      $ 1.799763

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                   --              --              --
   Net asset value per unit, December 31, 2007                    $       --      $       --      $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                                        DWS
                                                                     DELAWARE VIP     DREMAN         DWS
                                                                    INTERNATIONAL   HIGH RETURN     EQUITY
                                                                        VALUE          EQUITY     500 INDEX
                                                                        EQUITY          VIP          VIP
                                                                        SERIES        CLASS A      CLASS A
                                                                    -------------   -----------   ---------
ASSETS:
Investments in shares of the Underlying Funds, at market value       $42,802,211     $2,938,717   $ 106,996
                                                                     -----------     ----------   ---------
      Total assets                                                    42,802,211      2,938,717     106,996

LIABILITIES:                                                                  --             --          --
                                                                     -----------     ----------   ---------
      Net assets                                                     $42,802,211     $2,938,717   $ 106,996
                                                                     ===========     ==========   =========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus               $42,500,266     $2,867,294   $      --
   Commonwealth Annuity Immediate Advantage                              183,480         42,371          --
   Directed Advisory Solutions                                                --             --           2
   Commonwealth Annuity Value Generation                                      --             --     106,994
   Commonwealth Annuity Premier Choice                                        --         29,052          --
   Commonwealth Annuity Premier Choice with Optional Rider               118,465             --          --
                                                                     -----------     ----------   ---------
                                                                     $42,802,211     $2,938,717   $ 106,996
                                                                     ===========     ==========   =========

Investments in shares of the Underlying Funds, at cost               $43,180,067     $2,963,751   $  86,094
Underlying Fund shares held                                            2,911,715        204,078       6,890

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                               11,982,589      1,861,176          --
   Net asset value per unit, December 31, 2007                       $  3.546835     $ 1.540581   $      --

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                                   93,898         31,662          --
   Net asset value per unit, December 31, 2007                       $  1.954030     $ 1.338243   $      --

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                       --             --          --
   Net asset value per unit, December 31, 2007                       $        --     $       --   $      --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                       --             --      91,853
   Net asset value per unit, December 31, 2007                       $        --     $       --   $1.164840

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                       --         20,550          --
   Net asset value per unit, December 31, 2007                       $        --     $ 1.413739   $      --

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                   52,890             --          --
   Net asset value per unit, December 31, 2007                       $  2.239838     $       --   $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                     DWS
                                                                 GOVERNMENT      DWS
                                                                  & AGENCY      SMALL         DWS
                                                                 SECURITIES   CAP INDEX    TECHNOLOGY
                                                                    VIP          VIP          VIP
                                                                  CLASS A      CLASS A      CLASS A
                                                                 ----------   ---------   -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value    $  94,426   $  57,127   $ 5,212,413
                                                                  ---------   ---------   -----------
      Total assets                                                   94,426      57,127     5,212,413

LIABILITIES:                                                             --          --            --
                                                                  ---------   ---------   -----------
      Net assets                                                  $  94,426   $  57,127   $ 5,212,413
                                                                  =========   =========   ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus            $      --   $       1   $ 5,153,680
   Commonwealth Annuity Immediate Advantage                              --          --        56,345
   Directed Advisory Solutions                                        4,403      10,837            --
   Commonwealth Annuity Value Generation                             90,023      46,289            --
   Commonwealth Annuity Premier Choice                                   --          --         2,388
   Commonwealth Annuity Premier Choice with Optional Rider               --          --            --
                                                                  ---------   ---------   -----------
                                                                  $  94,426   $  57,127   $ 5,212,413
                                                                  =========   =========   ===========

Investments in shares of the Underlying Funds, at cost            $  92,677   $  43,484   $ 5,798,712
Underlying Fund shares held                                           7,628       3,884       486,687

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                                  --          --    10,106,800
   Net asset value per unit, December 31, 2007                    $      --   $      --   $  0.509922

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                                  --          --        67,986
   Net asset value per unit, December 31, 2007                    $      --   $      --   $  0.828771

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                               3,322       6,776            --
   Net asset value per unit, December 31, 2007                    $1.325347   $1.599348   $        --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                              68,628      29,250            --
   Net asset value per unit, December 31, 2007                    $1.311748   $1.582526   $        --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                  --          --         1,749
   Net asset value per unit, December 31, 2007                    $      --   $      --   $  1.365289

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                  --          --            --
   Net asset value per unit, December 31, 2007                    $      --   $      --   $        --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                                                  FIDELITY
                                                                     EATON         FIDELITY         VIP
                                                                    VANCE VT         VIP       CONTRAFUND(R)
                                                                 FLOATING-RATE      ASSET       PORTFOLIO
                                                                    INCOME       MANAGER(SM)      SERVICE
                                                                     FUND         PORTFOLIO      CLASS 2
                                                                 -------------   -----------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $5,307,676    $26,071,796    $ 36,812,845
                                                                   ----------    -----------    ------------
      Total assets                                                  5,307,676     26,071,796      36,812,845

LIABILITIES:                                                               --             --              --
                                                                   ----------    -----------    ------------
      Net assets                                                   $5,307,676    $26,071,796    $ 36,812,845
                                                                   ==========    ===========    ============
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus             $5,143,631    $25,875,948    $ 36,546,558
   Commonwealth Annuity Immediate Advantage                           115,020        184,368         203,969
   Directed Advisory Solutions                                             --             --              --
   Commonwealth Annuity Value Generation                                   --             --              --
   Commonwealth Annuity Premier Choice                                 32,005         11,480          44,068
   Commonwealth Annuity Premier Choice with Optional Rider             17,020             --          18,250
                                                                   ----------    -----------    ------------
                                                                   $5,307,676    $26,071,796    $ 36,812,845
                                                                   ==========    ===========    ============

Investments in shares of the Underlying Funds, at cost             $5,558,976    $24,575,485    $ 33,077,283
Underlying Fund shares held                                           554,037      1,573,434       1,340,599

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                             4,733,018     11,466,827      20,729,084
   Net asset value per unit, December 31, 2007                     $ 1.086755    $  2.256592    $   1.763057

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                               105,838        149,082         115,689
   Net asset value per unit, December 31, 2007                     $ 1.086756    $  1.236689    $   1.763084

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                    --             --              --
   Net asset value per unit, December 31, 2007                     $       --    $        --    $         --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                    --             --              --
   Net asset value per unit, December 31, 2007                     $       --    $        --    $         --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                29,675          7,949          22,149
   Net asset value per unit, December 31, 2007                     $ 1.078518    $  1.444160    $   1.989638

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                16,034             --           9,319
   Net asset value per unit, December 31, 2007                     $ 1.061488    $        --    $   1.958324

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                                                FIDELITY
                                                                                                   VIP
                                                                   FIDELITY                      GROWTH
                                                                      VIP         FIDELITY      & INCOME
                                                                    EQUITY-          VIP        PORTFOLIO
                                                                    INCOME         GROWTH        SERVICE
                                                                   PORTFOLIO      PORTFOLIO      CLASS 2
                                                                 ------------   ------------   ----------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $164,263,312   $133,493,173   $  138,968
                                                                 ------------   ------------   ----------
      Total assets                                                164,263,312    133,493,173      138,968

LIABILITIES:                                                               --             --           --
                                                                 ------------   ------------   ----------
      Net assets                                                 $164,263,312   $133,493,173   $  138,968
                                                                 ============   ============   ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $162,964,645   $132,502,086   $       --
   Commonwealth Annuity Immediate Advantage                           929,643        948,220           --
   Directed Advisory Solutions                                             --             --      138,968
   Commonwealth Annuity Value Generation                                   --             --           --
   Commonwealth Annuity Premier Choice                                232,006         38,327           --
   Commonwealth Annuity Premier Choice with Optional Rider            137,018          4,540           --
                                                                 ------------   ------------   ----------
                                                                 $164,263,312   $133,493,173   $  138,968
                                                                 ============   ============   ==========

Investments in shares of the Underlying Funds, at cost           $143,882,426   $101,959,620   $  104,375
Underlying Fund shares held                                         6,870,067      2,958,626        8,292

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                            35,001,426     30,357,787           --
   Net asset value per unit, December 31, 2007                   $   4.655943   $   4.364682   $       --

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                               620,758      1,042,656           --
   Net asset value per unit, December 31, 2007                   $   1.497594   $   0.909427   $       --

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                    --             --      107,538
   Net asset value per unit, December 31, 2007                   $         --   $         --   $ 1.292273

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                    --             --           --
   Net asset value per unit, December 31, 2007                   $         --   $         --   $       --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                               148,688         26,080           --
   Net asset value per unit, December 31, 2007                   $   1.560353   $   1.469592   $       --

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                89,217          3,139           --
   Net asset value per unit, December 31, 2007                   $   1.535782   $   1.446442   $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                    FIDELITY
                                                                      VIP                        FIDELITY
                                                                     GROWTH        FIDELITY        VIP
                                                                 OPPORTUNITIES       VIP         MID CAP
                                                                   PORTFOLIO         HIGH       PORTFOLIO
                                                                    SERVICE         INCOME       SERVICE
                                                                    CLASS 2       PORTFOLIO      CLASS 2
                                                                 -------------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value    $ 3,024,013    $35,132,399   $16,744,779
                                                                  -----------    -----------   -----------
      Total assets                                                  3,024,013     35,132,399    16,744,779

LIABILITIES:                                                               --             --            --
                                                                  -----------    -----------   -----------
      Net assets                                                  $ 3,024,013    $35,132,399   $16,744,779
                                                                  ===========    ===========   ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus            $ 2,985,354    $34,801,217   $16,428,073
   Commonwealth Annuity Immediate Advantage                             3,583        186,944       120,956
   Directed Advisory Solutions                                             --             --         8,833
   Commonwealth Annuity Value Generation                                   --             --            --
   Commonwealth Annuity Premier Choice                                     --        102,876        68,011
   Commonwealth Annuity Premier Choice with Optional Rider             35,076         41,362       118,906
                                                                  -----------    -----------   -----------
                                                                  $ 3,024,013    $35,132,399   $16,744,779
                                                                  ===========    ===========   ===========

Investments in shares of the Underlying Funds, at cost            $ 2,227,058    $49,879,561   $13,896,033
Underlying Fund shares held                                           136,463      5,874,983       469,963

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                             2,891,823     14,774,795     7,818,667
   Net asset value per unit, December 31, 2007                    $  1.032343    $  2.355445   $  2.101135

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                                 2,832        177,813        57,569
   Net asset value per unit, December 31, 2007                    $  1.265324    $  1.051352   $  2.101060

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                    --             --         3,696
   Net asset value per unit, December 31, 2007                    $        --    $        --   $  2.389941

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                    --             --            --
   Net asset value per unit, December 31, 2007                    $        --    $        --   $        --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                    --         64,449        32,462
   Net asset value per unit, December 31, 2007                    $        --    $  1.596245   $  2.095081

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                23,089         26,326        57,578
   Net asset value per unit, December 31, 2007                    $  1.519147       1.571140   $  2.065128

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                                FIDELITY       FT VIP
                                                                                   VIP        FRANKLIN
                                                                                  VALUE        GROWTH
                                                                  FIDELITY     STRATEGIES    AND INCOME
                                                                     VIP        PORTFOLIO    SECURITIES
                                                                  OVERSEAS       SERVICE        FUND
                                                                  PORTFOLIO      CLASS 2      CLASS 2
                                                                 -----------   -----------   ----------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $41,675,465   $ 3,950,066   $3,975,959
                                                                 -----------   -----------   ----------
      Total assets                                                41,675,465     3,950,066    3,975,959

LIABILITIES:                                                              --            --           --
                                                                 -----------   -----------   ----------
      Net assets                                                 $41,675,465   $ 3,950,066   $3,975,959
                                                                 ===========   ===========   ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $41,207,498   $ 3,905,997   $3,944,293
   Commonwealth Annuity Immediate Advantage                          330,033         3,801       24,004
   Directed Advisory Solutions                                            --            --           --
   Commonwealth Annuity Value Generation                                  --            --           --
   Commonwealth Annuity Premier Choice                                 6,232        15,650        7,662
   Commonwealth Annuity Premier Choice with Optional Rider           131,702        24,618           --
                                                                 -----------   -----------   ----------
                                                                 $41,675,465   $ 3,950,066   $3,975,959
                                                                 ===========   ===========   ==========

Investments in shares of the Underlying Funds, at cost           $31,579,192   $ 3,630,262   $3,912,182
Underlying Fund shares held                                        1,645,950       313,000      267,561

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                           13,297,370     2,501,679    3,026,172
   Net asset value per unit, December 31, 2007                   $  3.098921   $  1.561350   $ 1.303394

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                              256,821         2,435       22,301
   Net asset value per unit, December 31, 2007                   $  1.285070   $  1.561176   $ 1.076346

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                   --            --           --
   Net asset value per unit, December 31, 2007                   $        --   $        --   $       --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                   --            --           --
   Net asset value per unit, December 31, 2007                   $        --   $        --   $       --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                2,896        10,052        4,862
   Net asset value per unit, December 31, 2007                   $  2.151891   $  1.556862   $ 1.575821

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                               62,183        16,042           --
   Net asset value per unit, December 31, 2007                   $  2.117969   $  1.534594   $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                   FT VIP       FT VIP         FT VIP
                                                                  FRANKLIN     FRANKLIN       FRANKLIN
                                                                 LARGE CAP    SMALL CAP    SMALL-MID CAP
                                                                   GROWTH       VALUE          GROWTH
                                                                 SECURITIES   SECURITIES     SECURITIES
                                                                    FUND         FUND           FUND
                                                                  CLASS 2      CLASS 2        CLASS 2
                                                                 ----------   ----------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $1,737,420   $   30,726    $23,552,093
                                                                 ----------   ----------    -----------
      Total assets                                                1,737,420       30,726     23,552,093

LIABILITIES:                                                             --           --             --
                                                                 ----------   ----------    -----------
      Net assets                                                 $1,737,420   $   30,726    $23,552,093
                                                                 ==========   ==========    ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $1,715,724   $       --    $23,240,998
   Commonwealth Annuity Immediate Advantage                              --           --        188,889
   Directed Advisory Solutions                                           --           --             --
   Commonwealth Annuity Value Generation                                 --           --             --
   Commonwealth Annuity Premier Choice                               21,696       18,388         57,112
   Commonwealth Annuity Premier Choice with Optional Rider               --       12,338         65,094
                                                                 ----------   ----------    -----------
                                                                 $1,737,420   $   30,726    $23,552,093
                                                                 ==========   ==========    ===========

Investments in shares of the Underlying Funds, at cost           $1,407,274   $   24,748    $20,358,643
Underlying Fund shares held                                         100,720        1,797      1,028,027

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                           1,381,367           --     25,735,432
   Net asset value per unit, December 31, 2007                   $ 1.242047   $       --    $  0.903074

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                                  --           --        160,735
   Net asset value per unit, December 31, 2007                   $       --   $       --    $  1.175155

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                  --           --             --
   Net asset value per unit, December 31, 2007                   $       --   $       --    $        --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                  --           --             --
   Net asset value per unit, December 31, 2007                   $       --   $       --    $        --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                              17,518       12,310         35,765
   Net asset value per unit, December 31, 2007                   $ 1.238513   $ 1.493808    $  1.596872

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                  --        8,379         41,415
   Net asset value per unit, December 31, 2007                   $       --   $ 1.472433    $  1.571739

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                                                 GOLDMAN
                                                                    FT VIP       FT VIP         SACHS VIT
                                                                    MUTUAL      TEMPLETON        CAPITAL
                                                                    SHARES       FOREIGN         GROWTH
                                                                  SECURITIES   SECURITIES         FUND
                                                                     FUND         FUND           SERVICE
                                                                    CLASS 2      CLASS 2         SHARES
                                                                 -----------   ------------   ------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $ 7,359,807   $ 15,322,591   $106,318,555
                                                                 -----------   ------------   ------------
      Total assets                                                 7,359,807     15,322,591    106,318,555

LIABILITIES:                                                              --             --             --
                                                                 -----------   ------------   ------------
      Net assets                                                 $ 7,359,807   $ 15,322,591   $106,318,555
                                                                 ===========   ============   ============
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $ 7,176,679   $ 15,162,348   $105,591,895
   Commonwealth Annuity Immediate Advantage                            2,898        118,298        590,807
   Directed Advisory Solutions                                       167,240             --             --
   Commonwealth Annuity Value Generation                                  --             --             --
   Commonwealth Annuity Premier Choice                                12,990         32,823        112,337
   Commonwealth Annuity Premier Choice with Optional Rider                --          9,122         23,516
                                                                 -----------   ------------   ------------
                                                                 $ 7,359,807   $ 15,322,591   $106,318,555
                                                                 ===========   ============   ============

Investments in shares of the Underlying Funds, at cost           $ 6,335,828   $  9,174,997     83,664,072
Underlying Fund shares held                                          364,528        756,671      8,351,811

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                            4,789,447      8,589,656     44,311,958
   Net asset value per unit, December 31, 2007                   $  1.498436   $   1.765187   $   2.382921

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                                1,934         67,020        808,285
   Net asset value per unit, December 31, 2007                   $  1.498295   $   1.765121   $   0.730939

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                               99,168             --             --
   Net asset value per unit, December 31, 2007                   $  1.686427   $         --   $         --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                   --             --             --
   Net asset value per unit, December 31, 2007                   $        --   $         --   $         --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                8,694         18,648         88,460
   Net asset value per unit, December 31, 2007                   $  1.494114   $   1.760114   $   1.269914

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                   --          5,258         18,814
   Net asset value per unit, December 31, 2007                   $        --   $   1.734958   $   1.249929

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                   GOLDMAN        GOLDMAN       GOLDMAN
                                                                  SACHS VIT      SACHS VIT     SACHS VIT
                                                                  CORE FIXED      EQUITY       GOVERNMENT
                                                                    INCOME         INDEX         INCOME
                                                                     FUND          FUND           FUND
                                                                   SERVICE        SERVICE       SERVICE
                                                                    SHARES         SHARES        SHARES
                                                                 -----------   ------------   -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $80,105,161   $144,986,877   $42,864,333
                                                                 -----------   ------------   -----------
      Total assets                                                80,105,161    144,986,877    42,864,333

LIABILITIES:                                                              --             --            --
                                                                 -----------   ------------   -----------
      Net assets                                                 $80,105,161   $144,986,877   $42,864,333
                                                                 ===========   ============   ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $78,796,722   $143,535,713   $42,356,935
   Commonwealth Annuity Immediate Advantage                        1,005,667      1,158,046       372,110
   Directed Advisory Solutions                                            --             --            --
   Commonwealth Annuity Value Generation                                  --             --            --
   Commonwealth Annuity Premier Choice                               213,672        257,081        86,768
   Commonwealth Annuity Premier Choice with Optional Rider            89,100         36,037        48,520
                                                                 -----------   ------------   -----------
                                                                 $80,105,161   $144,986,877   $42,864,333
                                                                 ===========   ============   ===========

Investments in shares of the Underlying Funds, at cost            82,042,933    115,181,517    42,591,294
Underlying Fund shares held                                        7,899,917     12,695,874     4,173,743

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                           35,534,612     37,356,367    21,539,842
   Net asset value per unit, December 31, 2007                   $  2.217464   $   3.842336   $  1.966446

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                              719,274      1,119,098       273,359
   Net asset value per unit, December 31, 2007                   $  1.398169   $   1.034803   $  1.361249

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                   --             --            --
   Net asset value per unit, December 31, 2007                   $        --   $         --   $        --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                   --             --            --
   Net asset value per unit, December 31, 2007                   $        --   $         --   $        --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                              178,704        183,023        74,308
   Net asset value per unit, December 31, 2007                   $  1.195675   $   1.404639   $  1.167674

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                               75,710         26,066        42,218
   Net asset value per unit, December 31, 2007                   $  1.176861   $   1.382538   $  1.149262

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                    GOLDMAN         GOLDMAN       GOLDMAN
                                                                   SACHS VIT       SACHS VIT     SACHS VIT
                                                                     GROWTH         MID CAP        MONEY
                                                                 OPPORTUNITIES       VALUE         MARKET
                                                                      FUND           FUND           FUND
                                                                    SERVICE         SERVICE       SERVICE
                                                                     SHARES         SHARES         SHARES
                                                                 -------------   ------------   -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value    $64,381,781    $ 89,806,301   $51,056,949
                                                                  -----------    ------------   -----------
      Total assets                                                 64,381,781      89,806,301    51,056,949

LIABILITIES:                                                               --              --            --
                                                                  -----------    ------------   -----------
      Net assets                                                  $64,381,781    $ 89,806,301   $51,056,949
                                                                  ===========    ============   ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus            $63,866,213    $ 88,822,169   $50,254,235
   Commonwealth Annuity Immediate Advantage                           384,054         900,424       628,232
   Directed Advisory Solutions                                             --              --            --
   Commonwealth Annuity Value Generation                                   --              --        79,523
   Commonwealth Annuity Premier Choice                                 59,659          62,836        91,996
   Commonwealth Annuity Premier Choice with Optional Rider             71,855          20,872         2,963
                                                                  -----------    ------------   -----------
                                                                  $64,381,781    $ 89,806,301   $51,056,949
                                                                  ===========    ============   ===========

Investments in shares of the Underlying Funds, at cost             76,892,549     100,270,706    51,056,949
Underlying Fund shares held                                        10,384,158       6,401,019    51,056,949

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                            15,605,043      20,392,852    33,322,924
   Net asset value per unit, December 31, 2007                    $  4.092665    $   4.355554   $  1.508098

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                               210,402         364,022       547,128
   Net asset value per unit, December 31, 2007                    $  1.825336    $   2.473544   $  1.148236

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                    --              --            --
   Net asset value per unit, December 31, 2007                    $        --    $         --   $        --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                    --              --        69,217
   Net asset value per unit, December 31, 2007                    $        --    $         --   $  1.148894

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                28,196          32,149        85,960
   Net asset value per unit, December 31, 2007                    $  2.115883    $   1.954524   $  1.070217

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                34,503          10,850         2,813
   Net asset value per unit, December 31, 2007                    $  2.082560    $   1.923722   $  1.053258

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                    GOLDMAN         GOLDMAN
                                                                   SACHS VIT       SACHS VIT      JANUS
                                                                   STRATEGIC      STRUCTURED      ASPEN
                                                                 INTERNATIONAL    U.S. EQUITY     FORTY
                                                                  EQUITY FUND        FUND       PORTFOLIO
                                                                    SERVICE         SERVICE      SERVICE
                                                                   SHARES (a)       SHARES       SHARES
                                                                 -------------   ------------   ---------
ASSETS:
Investments in shares of the Underlying Funds, at market value    $77,947,081    $ 95,302,529   $  50,184
                                                                  -----------    ------------   ---------
      Total assets                                                 77,947,081      95,302,529      50,184

LIABILITIES:                                                               --              --          --
                                                                  -----------    ------------   ---------
      Net assets                                                  $77,947,081    $ 95,302,529   $  50,184
                                                                  ===========    ============   =========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus            $77,233,920    $ 94,325,475   $      --
   Commonwealth Annuity Immediate Advantage                           492,754         946,806          --
   Directed Advisory Solutions                                             --              --       2,977
   Commonwealth Annuity Value Generation                                   --              --      47,207
   Commonwealth Annuity Premier Choice                                160,850          23,853          --
   Commonwealth Annuity Premier Choice with Optional Rider             59,557           6,395          --
                                                                  -----------    ------------   ---------
                                                                  $77,947,081    $ 95,302,529   $  50,184
                                                                  ===========    ============   =========

Investments in shares of the Underlying Funds, at cost             65,260,863     115,078,385      28,344
Underlying Fund shares held                                         5,664,759       7,241,834       1,230

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                            33,575,877      31,766,992          --
   Net asset value per unit, December 31, 2007                    $  2.300280    $   2.969292   $      --

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                               421,164       1,079,061          --
   Net asset value per unit, December 31, 2007                    $  1.169982    $   0.877435   $      --

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                    --              --       1,993
   Net asset value per unit, December 31, 2007                    $        --    $         --   $1.493889

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                    --              --      31,936
   Net asset value per unit, December 31, 2007                    $        --    $         --   $1.478214

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                93,628          19,027          --
   Net asset value per unit, December 31, 2007                    $  1.717964    $   1.253625   $      --

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                35,222           5,183          --
   Net asset value per unit, December 31, 2007                    $  1.690906    $   1.233873   $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                    JANUS          JANUS          JANUS
                                                                    ASPEN          ASPEN          ASPEN
                                                                  GROWTH AND   INTERNATIONAL    LARGE CAP
                                                                   INCOME         GROWTH          GROWTH
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                   SERVICE        SERVICE        SERVICE
                                                                    SHARES        SHARES          SHARES
                                                                 -----------   -------------   -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $15,297,344     $  22,794     $12,951,201
                                                                 -----------     ---------     -----------
      Total assets                                                15,297,344        22,794      12,951,201

LIABILITIES:                                                              --            --              --
                                                                 -----------     ---------     -----------
      Net assets                                                 $15,297,344     $  22,794     $12,951,201
                                                                 ===========     =========     ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $15,131,140     $      --     $12,796,720
   Commonwealth Annuity Immediate Advantage                           90,553            --          37,108
   Directed Advisory Solutions                                            --        22,794              --
   Commonwealth Annuity Value Generation                                  --            --              --
   Commonwealth Annuity Premier Choice                                75,651            --          90,822
   Commonwealth Annuity Premier Choice with Optional Rider                --            --          26,551
                                                                 -----------     ---------     -----------
                                                                 $15,297,344     $  22,794     $12,951,201
                                                                 ===========     =========     ===========

Investments in shares of the Underlying Funds, at cost            13,335,023         7,953      12,313,738
Underlying Fund shares held                                          764,868           353         496,785

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                           15,235,534            --      16,566,553
   Net asset value per unit, December 31, 2007                   $  0.993148     $      --     $  0.772443

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                               79,146            --          38,698
   Net asset value per unit, December 31, 2007                   $  1.144127     $      --     $  0.958923

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                   --        10,682              --
   Net asset value per unit, December 31, 2007                   $        --      2.133849     $        --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                   --            --              --
   Net asset value per unit, December 31, 2007                   $        --     $      --     $        --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                               53,439            --          65,099
   Net asset value per unit, December 31, 2007                   $  1.415653     $      --     $  1.395129

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                   --            --          19,336
   Net asset value per unit, December 31, 2007                   $        --     $      --     $  1.373152

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                    MFS(R)       MFS(R)       MFS(R)
                                                                   MID CAP        NEW         TOTAL
                                                                    GROWTH     DISCOVERY      RETURN
                                                                    SERIES       SERIES       SERIES
                                                                   SERVICE      SERVICE      SERVICE
                                                                    SHARES       SHARES       SHARES
                                                                 -----------   ----------   ----------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $ 1,567,723   $1,738,065   $8,712,013
                                                                 -----------   ----------   ----------
      Total assets                                                 1,567,723    1,738,065    8,712,013

LIABILITIES:                                                              --           --           --
                                                                 -----------   ----------   ----------
      Net assets                                                 $ 1,567,723   $1,738,065   $8,712,013
                                                                 ===========   ==========   ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $ 1,561,703   $1,734,642   $8,494,926
   Commonwealth Annuity Immediate Advantage                               --           --      177,063
   Directed Advisory Solutions                                            --           --           --
   Commonwealth Annuity Value Generation                                  --           --           --
   Commonwealth Annuity Premier Choice                                 6,020        3,423       40,024
   Commonwealth Annuity Premier Choice with Optional Rider                --           --           --
                                                                 -----------   ----------   ----------
                                                                 $ 1,567,723   $1,738,065   $8,712,013
                                                                 ===========   ==========   ==========

Investments in shares of the Underlying Funds, at cost             1,157,376    1,449,661    7,616,940
Underlying Fund shares held                                          208,474      106,564      406,344

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                            1,314,618    1,453,386    6,496,236
   Net asset value per unit, December 31, 2007                   $  1.187952   $ 1.193518   $ 1.307669

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                                   --           --      135,406
   Net asset value per unit, December 31, 2007                   $        --   $       --   $ 1.307647

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                   --           --           --
   Net asset value per unit, December 31, 2007                   $        --   $       --   $       --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                   --           --           --
   Net asset value per unit, December 31, 2007                   $        --   $       --   $       --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                5,082        2,876       30,695
   Net asset value per unit, December 31, 2007                   $  1.184512   $ 1.190075   $ 1.303917

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                   --           --           --
   Net asset value per unit, December 31, 2007                   $        --   $       --   $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                                             OPPENHEIMER
                                                                    MFS(R)    OPPENHEIMER      CAPITAL
                                                                  UTILITIES    BALANCED     APPRECIATION
                                                                   SERIES       FUND/VA        FUND/VA
                                                                   SERVICE      SERVICE        SERVICE
                                                                   SHARES       SHARES         SHARES
                                                                 ----------   -----------   ------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $8,113,395   $2,872,075     $4,890,336
                                                                 ----------   ----------     ----------
      Total assets                                                8,113,395    2,872,075      4,890,336

LIABILITIES:                                                             --           --             --
                                                                 ----------   ----------     ----------
      Net assets                                                 $8,113,395   $2,872,075     $4,890,336
                                                                 ==========   ==========     ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $8,113,395   $2,865,446     $4,835,173
   Commonwealth Annuity Immediate Advantage                              --        6,629         32,494
   Directed Advisory Solutions                                           --           --             --
   Commonwealth Annuity Value Generation                                 --           --             --
   Commonwealth Annuity Premier Choice                                   --           --         22,669
   Commonwealth Annuity Premier Choice with Optional Rider               --           --             --
                                                                 ----------   ----------     ----------
                                                                 $8,113,395   $2,872,075     $4,890,336
                                                                 ==========   ==========     ==========

Investments in shares of the Underlying Funds, at cost            5,636,338    2,747,073      3,259,909
Underlying Fund shares held                                         237,860      176,417        104,539

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                           3,043,291    2,111,175      3,699,157
   Net asset value per unit, December 31, 2007                   $ 2.665994   $ 1.357275     $ 1.307101

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                                  --        4,884         24,863
   Net asset value per unit, December 31, 2007                   $       --   $ 1.357386     $ 1.306938

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                  --           --             --
   Net asset value per unit, December 31, 2007                   $       --   $       --     $       --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                  --           --             --
   Net asset value per unit, December 31, 2007                   $       --   $       --     $       --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                  --           --         17,393
   Net asset value per unit, December 31, 2007                   $       --   $       --     $ 1.303340

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                                  --           --             --
   Net asset value per unit, December 31, 2007                   $       --   $       --     $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                 OPPENHEIMER   OPPENHEIMER
                                                                    GLOBAL         HIGH      OPPENHEIMER
                                                                  SECURITIES      INCOME     MAIN STREET
                                                                   FUND/VA       FUND/VA      FUND(R)/VA
                                                                   SERVICE       SERVICE       SERVICE
                                                                    SHARES        SHARES        SHARES
                                                                 -----------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $10,126,903    $5,822,970   $ 2,429,877
                                                                 -----------    ----------   -----------
      Total assets                                                10,126,903     5,822,970     2,429,877

LIABILITIES:                                                              --            --            --
                                                                 -----------    ----------   -----------
       Net assets                                                $10,126,903    $5,822,970   $ 2,429,877
                                                                 ===========    ==========   ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $ 9,973,599    $5,701,502   $ 2,417,176
   Commonwealth Annuity Immediate Advantage                          114,968        32,483            --
   Directed Advisory Solutions                                            --            --            --
   Commonwealth Annuity Value Generation                                  --            --            --
   Commonwealth Annuity Premier Choice                                10,572        81,664        12,701
   Commonwealth Annuity Premier Choice with Optional Rider            27,764         7,321            --
                                                                 -----------    ----------   -----------
                                                                 $10,126,903    $5,822,970   $ 2,429,877
                                                                 ===========    ==========   ===========

Investments in shares of the Underlying Funds, at cost             7,191,687     5,776,930     1,736,155
Underlying Fund shares held                                          279,209       738,019        95,740

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                            5,780,520     4,343,314     1,852,836
   Net asset value per unit, December 31, 2007                   $  1.725381    $ 1.312708   $  1.304582

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                               66,644        24,745            --
   Net asset value per unit, December 31, 2007                   $  1.725112    $ 1.312719   $        --

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                   --            --            --
   Net asset value per unit, December 31, 2007                   $        --    $       --   $        --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                   --            --            --
   Net asset value per unit, December 31, 2007                   $        --    $       --   $        --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                                6,145        62,388         9,764
   Net asset value per unit, December 31, 2007                   $  1.720382    $ 1.308972   $  1.300846

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                               16,372         5,674            --
   Net asset value per unit, December 31, 2007                   $  1.695817    $ 1.290215   $        --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2007

                                                                   PIONEER                   PIONEER
                                                                   EMERGING     PIONEER    REAL ESTATE      T. ROWE
                                                                   MARKETS        FUND        SHARES         PRICE
                                                                     VCT          VCT          VCT       INTERNATIONAL
                                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO        STOCK
                                                                   CLASS II     CLASS II     CLASS II      PORTFOLIO
                                                                 -----------   ---------   -----------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $23,748,734   $   8,722   $11,121,133    $37,999,846
                                                                 -----------   ---------   -----------    -----------
      Total assets                                                23,748,734       8,722    11,121,133     37,999,846

LIABILITIES:                                                              --          --            --             --
                                                                 -----------   ---------   -----------    -----------
      Net assets                                                 $23,748,734   $   8,722   $11,121,133    $37,999,846
                                                                 ===========   =========   ===========    ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $23,086,140   $      --   $10,809,820    $37,487,351
   Commonwealth Annuity Immediate Advantage                          471,999          --       229,327        340,596
   Directed Advisory Solutions                                            --       8,722            --             --
   Commonwealth Annuity Value Generation                                  --          --            --             --
   Commonwealth Annuity Premier Choice                                51,430          --        22,165        150,499
   Commonwealth Annuity Premier Choice with Optional Rider           139,165          --        59,821         21,400
                                                                 -----------   ---------   -----------    -----------
                                                                 $23,748,734   $   8,722   $11,121,133    $37,999,846
                                                                 ===========   =========   ===========    ===========

Investments in shares of the Underlying Funds, at cost            11,005,665       6,339    10,082,943     30,900,471
Underlying Fund shares held                                          548,217         340       474,248      2,145,672

Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2007                            7,419,619          --     4,682,777     18,965,850
   Net asset value per unit, December 31, 2007                   $  3.111500   $      --   $  2.308421    $  1.976571

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2007                              108,636          --        98,626        298,072
   Net asset value per unit, December 31, 2007                   $  4.344779   $      --   $  2.325222    $  1.142664

Directed Advisory Solutions:
   Units outstanding, December 31, 2007                                   --       7,185            --             --
   Net asset value per unit, December 31, 2007                   $        --   $1.214053   $        --    $        --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2007                                   --          --            --             --
   Net asset value per unit, December 31, 2007                   $        --   $      --   $        --    $        --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2007                               10,009          --         9,989         79,215
   Net asset value per unit, December 31, 2007                   $  5.138402   $      --   $  2.218923    $  1.899876

Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2007                               27,517          --        27,391         11,444
   Net asset value per unit, December 31, 2007                   $  5.057437   $      --   $  2.183965    $  1.869997

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                              AIM V.I.       AIM V.I.
                                                                AIM V.I.       CAPITAL       CAPITAL
                                                                 BASIC      APPRECIATION   DEVELOPMENT
                                                               VALUE FUND       FUND           FUND
                                                               SERIES II      SERIES I      SERIES II
                                                                 SHARES        SHARES         SHARES
                                                              -----------   ------------   -----------
INVESTMENT INCOME:
   Dividends                                                  $    52,991    $       --     $     --

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                224,457       150,885       12,743
   Administrative expense fees                                     35,913        24,141        2,038
                                                              -----------    ----------     --------
      Total expenses                                              260,370       175,026       14,781
                                                              -----------    ----------     --------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  2,377         1,371           --
   Administrative expense fees                                        381           219           --
                                                              -----------    ----------     --------
      Total expenses                                                2,758         1,590           --
                                                              -----------    ----------     --------
Directed Advisory Solutions:
   Mortality and expense risk fees                                     --            --           --
   Administrative expense fees                                         --            --           --
                                                              -----------    ----------     --------
      Total expenses                                                   --            --           --
                                                              -----------    ----------     --------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                     --            --           --
   Administrative expense fees                                         --            --           --
                                                              -----------    ----------     --------
      Total expenses                                                   --            --           --
                                                              -----------    ----------     --------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                  1,731         1,319           --
   Administrative expense fees                                        266           202           --
                                                              -----------    ----------     --------
      Total expenses                                                1,997         1,521           --
                                                              -----------    ----------     --------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    368           228           --
   Administrative expense fees                                        127            79           --
                                                              -----------    ----------     --------
      Total expenses                                                  495           307           --
                                                              -----------    ----------     --------
           Total expenses                                         265,620       178,444       14,781
                                                              -----------    ----------     --------
    Net investment income (loss)                                 (212,629)     (178,444)     (14,781)
                                                              -----------    ----------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor             890,894            --       78,951
   Net realized gain (loss) from sales of investments           2,962,203       336,282      105,316
                                                              -----------    ----------     --------
      Net realized gain (loss)                                  3,853,097       336,282      184,267
   Change in unrealized gain (loss)                            (3,483,191)    1,041,906      (82,019)
                                                              -----------    ----------     --------
      Net realized and unrealized gain (loss)                     369,906     1,378,188      102,248
                                                              -----------    ----------     --------
      Net increase (decrease) in net assets from operations   $   157,277    $1,199,744     $ 87,467
                                                              ===========    ==========     ========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                           AIM V.I.
                                                              AIM V.I.       GLOBAL        AIM V.I.
                                                               CORE       HEALTH CARE    LARGE CAP
                                                            EQUITY FUND      FUND       GROWTH FUND
                                                             SERIES I      SERIES I       SERIES I
                                                              SHARES        SHARES         SHARES
                                                            -----------   -----------   -----------
INVESTMENT INCOME:
   Dividends                                                 $ 90,131      $      --      $    921

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                            107,335         91,641        39,941
   Administrative expense fees                                 17,173         14,663         6,390
                                                             --------      ---------      --------
      Total expenses                                          124,508        106,304        46,331
                                                             --------      ---------      --------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                              2,553          1,015           353
   Administrative expense fees                                    408            162            56
                                                             --------      ---------      --------
      Total expenses                                            2,961          1,177           409
                                                             --------      ---------      --------
Directed Advisory Solutions:
   Mortality and expense risk fees                                 --             --            --
   Administrative expense fees                                     --             --            --
                                                             --------      ---------      --------
      Total expenses                                               --             --            --
                                                             --------      ---------      --------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                 --             --            --
   Administrative expense fees                                     --             --            --
                                                             --------      ---------      --------
      Total expenses                                               --             --            --
                                                             --------      ---------      --------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                413            254            59
   Administrative expense fees                                     64             39             9
                                                             --------      ---------      --------
      Total expenses                                              477            293            68
                                                             --------      ---------      --------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                496             67            --
   Administrative expense fees                                    172             23            --
                                                             --------      ---------      --------
      Total expenses                                              668             90            --
                                                             --------      ---------      --------
         Total expenses                                       128,614        107,864        46,808
                                                             --------      ---------      --------
      Net investment income (loss)                            (38,483)      (107,864)      (45,887)
                                                             --------      ---------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor              --             --            --
   Net realized gain (loss) from sales of investments         (21,490)       430,933       181,388
                                                             --------      ---------      --------
      Net realized gain (loss)                                (21,490)       430,933       181,388
   Change in unrealized gain (loss)                           646,740        408,983       283,546
                                                             --------      ---------      --------
      Net realized and unrealized gain (loss)                 625,250        839,916       464,934
                                                             --------      ---------      --------
      Net increase (decrease) in net assets from operations  $586,767      $ 732,052      $419,047
                                                             ========      =========      ========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                              ALLIANCE-       ALLIANCE-
                                                               ALLIANCE-    BERNSTEIN VPS   BERNSTEIN VPS
                                                            BERNSTEIN VPS      GROWTH         LARGE CAP
                                                                GROWTH       AND INCOME        GROWTH
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                               CLASS B        CLASS B         CLASS B
                                                            -------------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                                     $ --        $   626,891     $       --

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                 --            645,376        397,914
   Administrative expense fees                                     --            103,261         63,666
                                                                 ----        -----------     ----------
      Total expenses                                               --            748,637        461,580
                                                                 ----        -----------     ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                 --              5,678          3,076
   Administrative expense fees                                     --                909            492
                                                                 ----        -----------     ----------
      Total expenses                                               --              6,587          3,568
                                                                 ----        -----------     ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                 42                 --             --
   Administrative expense fees                                     13                 --             --
                                                                 ----        -----------     ----------
      Total expenses                                               55                 --             --
                                                                 ----        -----------     ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                 --                 --             --
   Administrative expense fees                                     --                 --             --
                                                                 ----        -----------     ----------
      Total expenses                                               --                 --             --
                                                                 ----        -----------     ----------
Commonwealth Annuity Premier Choice:

   Mortality and expense risk fees                                 --              3,217          1,318
   Administrative expense fees                                     --                495            202
                                                                 ----        -----------     ----------
      Total expenses                                               --              3,712          1,520
                                                                 ----        -----------     ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                 --              1,003            752
   Administrative expense fees                                     --                347            260
                                                                 ----        -----------     ----------
      Total expenses                                               --              1,350          1,012
                                                                 ----        -----------     ----------
         Total expenses                                            55            760,286        467,680
                                                                 ----        -----------     ----------
      Net investment income (loss)                                (55)          (133,395)      (467,680)
                                                                 ----        -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor              --          2,578,672             --
   Net realized gain (loss) from sales of investments              15          2,407,301        617,104
                                                                 ----        -----------     ----------
      Net realized gain (loss)                                     15          4,985,973        617,104
   Change in unrealized gain (loss)                               978         (2,934,628)     3,467,550
                                                                 ----        -----------     ----------
      Net realized and unrealized gain (loss)                     993          2,051,345      4,084,654
                                                                 ----        -----------     ----------
      Net increase (decrease) in net assets from operations      $938        $ 1,917,950     $3,616,974
                                                                 ====        ===========     ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                              ALLIANCE-                     DELAWARE VIP
                                                            BERNSTEIN VPS     ALLIANCE-        GROWTH
                                                              SMALL/MID     BERNSTEIN VPS   OPPORTUNITIES
                                                              CAP VALUE         VALUE          SERIES
                                                             PORTFOLIO       PORTFOLIO        SERVICE
                                                              CLASS B         CLASS B          CLASS
                                                            -------------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                                  $  69,748       $  59,102       $      --

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                              126,384          56,465          59,614
   Administrative expense fees                                   20,221           9,034           9,538
                                                              ---------       ---------       ---------
      Total expenses                                            146,605          65,499          69,152
                                                              ---------       ---------       ---------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  594              --             484
   Administrative expense fees                                       95              --              77
                                                              ---------       ---------       ---------
      Total expenses                                                689              --             561
                                                              ---------       ---------       ---------
Directed Advisory Solutions:
   Mortality and expense risk fees                                   --              --              --
   Administrative expense fees                                       --              --              --
                                                              ---------       ---------       ---------
      Total expenses                                                 --              --              --
                                                              ---------       ---------       ---------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                   --              --              --
   Administrative expense fees                                       --              --              --
                                                              ---------       ---------       ---------
      Total expenses                                                 --              --              --
                                                              ---------       ---------       ---------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                  226             191             291
   Administrative expense fees                                       34              30              45
                                                              ---------       ---------       ---------
      Total expenses                                                260             221             336
                                                              ---------       ---------       ---------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                   --              --              --
   Administrative expense fees                                       --              --              --
                                                              ---------       ---------       ---------
      Total expenses                                                 --              --              --
                                                              ---------       ---------       ---------
         Total expenses                                         147,554          65,720          70,049
                                                              ---------       ---------       ---------
      Net investment income (loss)                              (77,806)        (6,618)         (70,049)
                                                              ---------       ---------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor           652,350         134,997              --
   Net realized gain (loss) from sales of investments           573,615         463,432         171,793
                                                              ---------       ---------       ---------
      Net realized gain (loss)                                1,225,965         598,429         171,793
   Change in unrealized gain (loss)                          (1,102,977)       (787,643)        424,355
                                                              ---------       ---------       ---------
      Net realized and unrealized gain (loss)                   122,988        (189,214)        596,148
                                                              ---------       ---------       ---------
      Net increase (decrease) in net assets from operations   $  45,182       $(195,832)      $ 526,099
                                                              =========       =========       =========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                 DWS
                                                                              DELAWARE VIP      DREMAN        DWS
                                                                             INTERNATIONAL   HIGH RETURN     EQUITY
                                                                                 VALUE          EQUITY     500 INDEX
                                                                                 EQUITY          VIP          VIP
                                                                                 SERIES        CLASS A      CLASS A
                                                                             -------------   -----------   ---------
INVESTMENT INCOME:
   Dividends                                                                 $  1,091,184     $  54,814      $1,651

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                                615,746        43,386          --
   Administrative expense fees                                                     98,519         6,942          --
                                                                             ------------     ---------      ------
      Total expenses                                                              714,265        50,328          --
                                                                             ------------     ---------      ------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                                  2,495           595          --
   Administrative expense fees                                                        400            95          --
                                                                             ------------     ---------      ------
      Total expenses                                                                2,895           690          --
                                                                             ------------     ---------      ------
Directed Advisory Solutions:
   Mortality and expense risk fees                                                     --            --          --
   Administrative expense fees                                                         --            --          --
                                                                             ------------     ---------      ------
      Total expenses                                                                   --            --          --
                                                                             ------------     ---------      ------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                                     --            --         720
   Administrative expense fees                                                         --            --         166
                                                                             ------------     ---------      ------
      Total expenses                                                                   --            --         886
                                                                             ------------     ---------      ------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                                      8           430          --
   Administrative expense fees                                                          1            66          --
                                                                             ------------     ---------      ------
      Total expenses                                                                    9           496          --
                                                                             ------------     ---------      ------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                                  1,626            --          --
   Administrative expense fees                                                        562            --          --
                                                                             ------------     ---------      ------
      Total expenses                                                                2,188            --          --
                                                                             ------------     ---------      ------
            Total expenses                                                        719,357        51,514         886
                                                                             ------------     ---------      ------
      Net investment income (loss)                                                371,827         3,300         765
                                                                             ------------     ---------      ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                          19,381,411        31,764          --
   Net realized gain (loss) from sales of investments                           1,342,734        48,664       2,062
                                                                             ------------     ---------      ------
      Net realized gain (loss)                                                 20,724,145        80,428       2,062
   Change in unrealized gain (loss)                                           (18,894,423)     (167,853)      1,851
                                                                             ------------     ---------      ------
      Net realized and unrealized gain (loss)                                   1,829,722       (87,425)      3,913
                                                                             ------------     ---------      ------
      Net increase (decrease) in net assets from operations                  $  2,201,549     $ (84,125)     $4,678
                                                                             ============     =========      ======

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                 DWS
                                                                             GOVERNMENT      DWS
                                                                              & AGENCY      SMALL         DWS
                                                                             SECURITIES   CAP INDEX   TECHNOLOGY
                                                                                 VIP         VIP          VIP
                                                                               CLASS A     CLASS A      CLASS A
                                                                             ----------   ---------   ----------
INVESTMENT INCOME:
   Dividends                                                                   $4,629      $   534    $       --

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                                 --           --        73,386
   Administrative expense fees                                                     --           --        11,741
                                                                               ------      -------    ----------
      Total expenses                                                               --           --        85,127
                                                                               ------      -------    ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                                 --           --           700
   Administrative expense fees                                                     --           --           112
                                                                               ------      -------    ----------
      Total expenses                                                               --           --           812
                                                                               ------      -------    ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                                 23           57            --
   Administrative expense fees                                                      7           17            --
                                                                               ------      -------    ----------
      Total expenses                                                               30           74            --
                                                                               ------      -------    ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                                586          326            --
   Administrative expense fees                                                    135           75            --
                                                                               ------      -------    ----------
      Total expenses                                                              721          401            --
                                                                               ------      -------    ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                                 --           --            30
   Administrative expense fees                                                     --           --             4
                                                                               ------      -------    ----------
      Total expenses                                                               --           --            34
                                                                               ------      -------    ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                                 --           --            58
   Administrative expense fees                                                     --           --            20
                                                                               ------      -------    ----------
      Total expenses                                                               --           --            78
                                                                               ------      -------    ----------
            Total expenses                                                        751          475        86,051
                                                                               ------      -------    ----------
      Net investment income (loss)                                              3,878           59       (86,051)
                                                                               ------      -------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                              --        3,913            --
   Net realized gain (loss) from sales of investments                             (27)       1,579      (441,180)
                                                                               ------      -------    ----------
      Net realized gain (loss)                                                    (27)       5,492      (441,180)
   Change in unrealized gain (loss)                                               855       (7,161)    1,233,436
                                                                               ------      -------    ----------
      Net realized and unrealized gain (loss)                                     828       (1,669)      792,256
                                                                               ------      -------    ----------
      Net increase (decrease) in net assets from operations                    $4,706      $(1,610)   $  706,205
                                                                               ======      =======    ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                              FIDELITY
                                                                                 EATON           FIDELITY        VIP
                                                                                VANCE VT           VIP      CONTRAFUND(R)
                                                                             FLOATING-RATE        ASSET       PORTFOLIO
                                                                                 INCOME        MANAGER(SM)     SERVICE
                                                                                  FUND          PORTFOLIO      CLASS 2
                                                                             --------------   ------------- -------------
INVESTMENT INCOME:
   Dividends                                                                   $  412,575      $1,667,712    $   264,839

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                                 80,696         342,373        485,834
   Administrative expense fees                                                     12,912          54,780         77,734
                                                                                ---------      ----------    -----------
      Total expenses                                                               93,608         397,153        563,568
                                                                                ---------      ----------    -----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                                  1,540           2,536          2,503
   Administrative expense fees                                                        246             405            400
                                                                                ---------      ----------    -----------
      Total expenses                                                                1,786           2,941          2,903
                                                                                ---------      ----------    -----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                                     --              --             --
   Administrative expense fees                                                         --              --             --
                                                                                ---------      ----------    -----------
      Total expenses                                                                   --              --             --
                                                                                ---------      ----------    -----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                                     --              --             --
   Administrative expense fees                                                         --              --             --
                                                                                ---------      ----------    -----------
      Total expenses                                                                   --              --             --
                                                                                ---------      ----------    -----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                                    415             272          1,040
   Administrative expense fees                                                         64              42            161
                                                                                ---------      ----------    -----------
      Total expenses                                                                  479             314          1,201
                                                                                ---------      ----------    -----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                                    237              --            224
   Administrative expense fees                                                         83              --             78
                                                                                ---------      ----------    -----------
      Total expenses                                                                  320              --            302
                                                                                ---------      ----------    -----------
            Total expenses                                                         96,193         400,408        567,974
                                                                                ---------      ----------    -----------
      Net investment income (loss)                                                316,382       1,267,304       (303,135)
                                                                                ---------      ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                                  --         815,104      9,066,817
   Net realized gain (loss) from sales of investments                             (42,589)        145,825      3,479,691
                                                                                ---------      ----------    -----------
      Net realized gain (loss)                                                    (42,589)        960,929     12,546,508
   Change in unrealized gain (loss)                                              (242,973)      1,314,882     (6,583,903)
                                                                                ---------      ----------    -----------
      Net realized and unrealized gain (loss)                                    (285,562)      2,275,811      5,962,605
                                                                                ---------      ----------    -----------
      Net increase (decrease) in net assets from operations                     $  30,820      $3,543,115    $ 5,659,470
                                                                                =========      ==========    ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                              FIDELITY
                                                                                                VIP
                                                                FIDELITY                       GROWTH
                                                                  VIP          FIDELITY       & INCOME
                                                                EQUITY-           VIP        PORTFOLIO
                                                                 INCOME         GROWTH        SERVICE
                                                               PORTFOLIO       PORTFOLIO      CLASS 2
                                                              ------------    -----------    ---------
INVESTMENT INCOME:
   Dividends                                                  $  3,140,771    $ 1,169,458     $ 1,858

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               2,382,181      1,709,052          --
   Administrative expense fees                                     381,149        273,448          --
                                                              ------------    -----------     -------
      Total expenses                                             2,763,330      1,982,500          --
                                                              ------------    -----------     -------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  13,219         11,508          --
   Administrative expense fees                                       2,115          1,841          --
                                                              ------------    -----------     -------
      Total expenses                                                15,334         13,349          --
                                                              ------------    -----------     -------
Directed Advisory Solutions:
   Mortality and expense risk fees                                      --             --         673
   Administrative expense fees                                          --             --         201
                                                              ------------    -----------     -------
      Total expenses                                                    --             --         874
                                                              ------------    -----------     -------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                      --             --          --
   Administrative expense fees                                          --             --          --
                                                              ------------    -----------     -------
      Total expenses                                                    --             --          --
                                                              ------------    -----------     -------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   3,522            656          --
   Administrative expense fees                                         542            101          --
                                                              ------------    -----------     -------
      Total expenses                                                 4,064            757          --
                                                              ------------    -----------     -------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                   2,197             62          --
   Administrative expense fees                                         761             22          --
                                                              ------------    -----------     -------
      Total expenses                                                 2,958             84          --
                                                              ------------    -----------     -------
         Total expenses                                          2,785,686      1,996,690         874
                                                              ------------    -----------     -------
      Net investment income (loss)                                 355,085       (827,232)        984
                                                              ------------    -----------     -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor           13,844,994        109,857       5,288
   Net realized gain (loss) from sales of investments           11,954,101      8,547,944         203
                                                              ------------    -----------     -------
      Net realized gain (loss)                                  25,799,095      8,657,801       5,491
   Change in unrealized gain (loss)                            (24,261,818)    22,796,781       7,444
                                                              ------------    -----------     -------
      Net realized and unrealized gain (loss)                    1,537,277     31,454,582      12,935
                                                              ------------    -----------     -------
      Net increase (decrease) in net assets from operations   $  1,892,362    $30,627,350     $13,919
                                                              ============    ===========     =======

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                 FIDELITY
                                                                   VIP                        FIDELITY
                                                                  GROWTH       FIDELITY         VIP
                                                              OPPORTUNITIES       VIP         MID CAP
                                                                PORTFOLIO        HIGH        PORTFOLIO
                                                                 SERVICE        INCOME        SERVICE
                                                                 CLASS 2       PORTFOLIO      CLASS 2
                                                              -------------   -----------    ----------
INVESTMENT INCOME:
   Dividends                                                    $     --      $ 2,957,823    $  101,787

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                36,798          490,796       232,529
   Administrative expense fees                                     5,888           78,528        37,205
                                                                --------      -----------    ----------
      Total expenses                                              42,686          569,324       269,734
                                                                --------      -----------    ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                    43            2,521         1,488
   Administrative expense fees                                         7              404           238
                                                                --------      -----------    ----------
      Total expenses                                                  50            2,925         1,726
                                                                --------      -----------    ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --               --            47
   Administrative expense fees                                        --               --            15
                                                                --------      -----------    ----------
      Total expenses                                                  --               --            62
                                                                --------      -----------    ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --               --            --
   Administrative expense fees                                        --               --            --
                                                                --------      -----------    ----------
      Total expenses                                                  --               --            --
                                                                --------      -----------    ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                    --            1,480           872
   Administrative expense fees                                        --              228           134
                                                                --------      -----------    ----------
      Total expenses                                                  --            1,708         1,006
                                                                --------      -----------    ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                   460              686         1,579
   Administrative expense fees                                       159              237           546
                                                                --------      -----------    ----------
      Total expenses                                                 619              923         2,125
                                                                --------      -----------    ----------
         Total expenses                                           43,355          574,880       274,653
                                                                --------      -----------    ----------
      Net investment income (loss)                               (43,355)       2,382,943      (172,866)
                                                                --------      -----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --               --     2,176,838
   Net realized gain (loss) from sales of investments            185,644       (3,406,565)    1,141,124
                                                                --------      -----------    ----------
      Net realized gain (loss)                                   185,644       (3,406,565)    3,317,962
   Change in unrealized gain (loss)                              410,228        1,613,851      (929,115)
                                                                --------      -----------    ----------
      Net realized and unrealized gain (loss)                    595,872       (1,792,714)    2,388,847
                                                                --------      -----------    ----------
      Net increase (decrease) in net assets from operations     $552,517      $   590,229    $2,215,981
                                                                ========      ===========    ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                            FIDELITY      FT VIP
                                                                               VIP       FRANKLIN
                                                                              VALUE       GROWTH
                                                               FIDELITY    STRATEGIES   AND INCOME
                                                                 VIP        PORTFOLIO   SECURITIES
                                                               OVERSEAS      SERVICE       FUND
                                                               PORTFOLIO     CLASS 2     CLASS 2
                                                              ----------   ----------   ----------
INVESTMENT INCOME:
   Dividends                                                  $1,431,701   $  26,424     $ 100,824

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               540,808      55,906        56,954
   Administrative expense fees                                    86,529       8,945         9,113
                                                              ----------   ---------     ---------
      Total expenses                                             627,337      64,851        66,067
                                                              ----------   ---------     ---------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                 3,996          54           333
   Administrative expense fees                                       639           9            53
                                                              ----------   ---------     ---------
      Total expenses                                               4,635          63           386
                                                              ----------   ---------     ---------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --          --            --
   Administrative expense fees                                        --          --            --
                                                              ----------   ---------     ---------
      Total expenses                                                  --          --            --
                                                              ----------   ---------     ---------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --          --            --
   Administrative expense fees                                        --          --            --
                                                              ----------   ---------     ---------
      Total expenses                                                  --          --            --
                                                              ----------   ---------     ---------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   126         271           129
   Administrative expense fees                                        19          42            20
                                                              ----------   ---------     ---------
      Total expenses                                                 145         313           149
                                                              ----------   ---------     ---------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                 1,705         339            --
   Administrative expense fees                                       590         117            --
                                                              ----------   ---------     ---------
      Total expenses                                               2,295         456            --
                                                              ----------   ---------     ---------
         Total expenses                                          634,412      65,683        66,602
                                                              ----------   ---------     ---------
      Net investment income (loss)                               797,289     (39,259)       34,222
                                                              ----------   ---------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor          3,014,872     490,190       245,739
   Net realized gain (loss) from sales of investments          2,417,352     166,139       174,553
                                                              ----------   ---------     ---------
      Net realized gain (loss)                                 5,432,224     656,329       420,292
   Change in unrealized gain (loss)                              131,084    (414,183)     (629,224)
                                                              ----------   ---------     ---------
      Net realized and unrealized gain (loss)                  5,563,308     242,146      (208,932)
                                                              ----------   ---------     ---------
      Net increase (decrease) in net assets from operations   $6,360,597   $ 202,887     $(174,710)
                                                              ==========   =========     =========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                 FT VIP        FT VIP        FT VIP
                                                                FRANKLIN      FRANKLIN      FRANKLIN
                                                                LARGE CAP    SMALL CAP   SMALL-MID CAP
                                                                 GROWTH        VALUE         GROWTH
                                                               SECURITIES    SECURITIES    SECURITIES
                                                                  FUND          FUND          FUND
                                                                 CLASS 2      CLASS 2        CLASS 2
                                                              ------------  -----------  -------------
INVESTMENT INCOME:
   Dividends                                                    $ 13,199      $   274      $       --

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                23,134           --         342,769
   Administrative expense fees                                     3,701           --          54,843
                                                                --------      -------      ----------
      Total expenses                                              26,835           --         397,612
                                                                --------      -------      ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                    --           --           2,476
   Administrative expense fees                                        --           --             397
                                                                --------      -------      ----------
      Total expenses                                                  --           --           2,873
                                                                --------      -------      ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --           --              --
   Administrative expense fees                                        --           --              --
                                                                --------      -------      ----------
      Total expenses                                                  --           --              --
                                                                --------      -------      ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --           --              --
   Administrative expense fees                                        --           --              --
                                                                --------      -------      ----------
      Total expenses                                                  --           --              --
                                                                --------      -------      ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   288          368             799
   Administrative expense fees                                        44           56             123
                                                                --------      -------      ----------
      Total expenses                                                 332          424             922
                                                                --------      -------      ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    --          171             935
   Administrative expense fees                                        --           59             324
                                                                --------      -------      ----------
      Total expenses                                                  --          230           1,259
                                                                --------      -------      ----------
            Total expenses                                        27,167          654         402,666
                                                                --------      -------      ----------
      Net investment income (loss)                               (13,968)        (380)       (402,666)
                                                                --------      -------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor             12,995        2,816       1,950,179
   Net realized gain (loss) from sales of investments            164,790        2,128       1,804,509
                                                                --------      -------      ----------
      Net realized gain (loss)                                   177,785        4,944       3,754,688
   Change in unrealized gain (loss)                              (64,120)      (5,957)       (650,227)
                                                                --------      -------      ----------
      Net realized and unrealized gain (loss)                    113,665       (1,013)      3,104,461
                                                                --------      -------      ----------
      Net increase (decrease) in net assets from operations     $ 99,697      $(1,393)     $2,701,795
                                                                ========      =======      ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                          GOLDMAN
                                                                FT VIP       FT VIP      SACHS VIT
                                                                MUTUAL      TEMPLETON     CAPITAL
                                                                SHARES       FOREIGN      GROWTH
                                                              SECURITIES   SECURITIES      FUND
                                                                 FUND         FUND        SERVICE
                                                               CLASS 2      CLASS 2       SHARES
                                                              ----------   ----------   -----------
INVESTMENT INCOME:
   Dividends                                                   $ 122,040   $  330,564   $    78,876

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               102,744      205,806     1,455,470
   Administrative expense fees                                    16,439       32,929       232,875
                                                               ---------   ----------   -----------
      Total expenses                                             119,183      238,735     1,688,345
                                                               ---------   ----------   -----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                     7        1,447         7,772
   Administrative expense fees                                         1          232         1,244
                                                               ---------   ----------   -----------
      Total expenses                                                   8        1,679         9,016
                                                               ---------   ----------   -----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                   855           --            --
   Administrative expense fees                                       256           --            --
                                                               ---------   ----------   -----------
      Total expenses                                               1,111           --            --
                                                               ---------   ----------   -----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --           --            --
   Administrative expense fees                                        --           --            --
                                                               ---------   ----------   -----------
      Total expenses                                                  --           --            --
                                                               ---------   ----------   -----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   178          459         1,556
   Administrative expense fees                                        28           71           240
                                                               ---------   ----------   -----------
      Total expenses                                                 206          530         1,796
                                                               ---------   ----------   -----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    --          129           309
   Administrative expense fees                                        --           45           107
                                                               ---------   ----------   -----------
      Total expenses                                                  --          174           416
                                                               ---------   ----------   -----------
         Total expenses                                          120,508      241,118     1,699,573
                                                               ---------   ----------   -----------
      Net investment income (loss)                                 1,532       89,446    (1,620,697)
                                                               ---------   ----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor            298,792      753,978            --
   Net realized gain (loss) from sales of investments            486,960    2,158,444     5,616,459
                                                               ---------   ----------   -----------
      Net realized gain (loss)                                   785,752    2,912,422     5,616,459
   Change in unrealized gain (loss)                             (592,063)    (886,778)    5,712,539
                                                               ---------   ----------   -----------
      Net realized and unrealized gain (loss)                    193,689    2,025,644    11,328,998
                                                               ---------   ----------   -----------
      Net increase (decrease) in net assets from operations    $ 195,221   $2,115,090   $ 9,708,301
                                                               =========   ==========   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                GOLDMAN      GOLDMAN       GOLDMAN
                                                               SACHS VIT    SACHS VIT    SACHS VIT
                                                              CORE FIXED      EQUITY     GOVERNMENT
                                                                INCOME        INDEX        INCOME
                                                                 FUND          FUND         FUND
                                                                SERVICE      SERVICE       SERVICE
                                                                SHARES        SHARES       SHARES
                                                              ----------   -----------   ----------
INVESTMENT INCOME:
   Dividends                                                  $3,846,129   $ 2,626,529   $1,780,246

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                             1,062,879     2,048,019      560,242
   Administrative expense fees                                   170,061       327,683       89,639
                                                              ----------   -----------   ----------
      Total expenses                                           1,232,940     2,375,702      649,881
                                                              ----------   -----------   ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                12,387        16,264        4,700
   Administrative expense fees                                     1,982         2,602          752
                                                              ----------   -----------   ----------
      Total expenses                                              14,369        18,866        5,452
                                                              ----------   -----------   ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --            --           --
   Administrative expense fees                                        --            --           --
                                                              ----------   -----------   ----------
    Total expenses                                                    --            --           --
                                                              ----------   -----------   ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --            --           --
   Administrative expense fees                                        --            --           --
                                                              ----------   -----------   ----------
    Total expenses                                                    --            --           --
                                                              ----------   -----------   ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                 3,371         3,644        1,257
   Administrative expense fees                                       518           561          193
                                                              ----------   -----------   ----------
    Total expenses                                                 3,889         4,205        1,450
                                                               ----------   -----------   ----------
Commonwealth Annuity Premier Choice with Optional Rider:
  Mortality and expense risk fees                                  1,156           498          630
  Administrative expense fees                                        400           173          218
                                                              ----------   -----------   ----------
      Total expenses                                               1,556           671          848
                                                              ----------   -----------   ----------
            Total expenses                                     1,252,754     2,399,444      657,631
                                                              ----------   -----------   ----------
      Net investment income (loss)                             2,593,375       227,085    1,122,615
                                                              ----------   -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --            --           --
   Net realized gain (loss) from sales of investments           (840,243)   11,885,112     (200,350)
                                                              ----------   -----------   ----------
      Net realized gain (loss)                                  (840,243)   11,885,112     (200,350)
   Change in unrealized gain (loss)                            2,520,106    (5,454,883)   1,572,625
                                                              ----------   -----------   ----------
      Net realized and unrealized gain (loss)                  1,679,863     6,430,229    1,372,275
                                                              ----------   -----------   ----------
      Net increase (decrease) in net assets from operations   $4,273,238   $ 6,657,314   $2,494,890
                                                              ==========   ===========   ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                 GOLDMAN         GOLDMAN       GOLDMAN
                                                                SACHS VIT       SACHS VIT     SACHS VIT
                                                                  GROWTH         MID CAP        MONEY
                                                              OPPORTUNITIES       VALUE        MARKET
                                                                   FUND           FUND          FUND
                                                                 SERVICE         SERVICE       SERVICE
                                                                  SHARES         SHARES        SHARES
                                                              -------------   ------------   ----------
INVESTMENT INCOME:
   Dividends                                                   $        --    $    621,224   $2,808,075

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                 880,207       1,305,341      713,707
   Administrative expense fees                                     140,834         208,854      114,193
                                                               -----------    ------------   ----------
      Total expenses                                             1,021,041       1,514,195      827,900
                                                               -----------    ------------   ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                   4,766          12,276        8,963
   Administrative expense fees                                         763           1,964        1,434
                                                               -----------    ------------   ----------
      Total expenses                                                 5,529          14,240       10,397
                                                               -----------    ------------   ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                      --              --           --
   Administrative expense fees                                          --              --           --
                                                               -----------    ------------   ----------
      Total expenses                                                    --              --           --
                                                               -----------    ------------   ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                      --              --          523
   Administrative expense fees                                          --              --          121
                                                               -----------    ------------   ----------
      Total expenses                                                    --              --          644
                                                               -----------    ------------   ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   1,009           1,352        1,384
   Administrative expense fees                                         155             208          213
                                                               -----------    ------------   ----------
      Total expenses                                                 1,164           1,560        1,597
                                                               -----------    ------------   ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                   1,130             489          244
   Administrative expense fees                                         392             169           84
                                                               -----------    ------------   ----------
      Total expenses                                                 1,522             658          328
                                                               -----------    ------------   ----------
         Total expenses                                          1,029,256       1,530,653      840,866
                                                               -----------    ------------   ----------
      Net investment income (loss)                              (1,029,256)       (909,429)   1,967,209
                                                               -----------    ------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor            9,469,512      13,438,465           --
   Net realized gain (loss) from sales of investments           (2,665,654)      1,788,327           --
                                                               -----------    ------------   ----------
      Net realized gain (loss)                                   6,803,858      15,226,792           --
   Change in unrealized gain (loss)                              6,017,300     (11,514,200)          --
                                                               -----------    ------------   ----------
      Net realized and unrealized gain (loss)                   12,821,158       3,712,592           --
                                                               -----------    ------------   ----------
      Net increase (decrease) in net assets from operations    $11,791,902    $  2,803,163   $1,967,209
                                                               ===========    ============   ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                 GOLDMAN        GOLDMAN
                                                                SACHS VIT      SACHS VIT      JANUS
                                                                STRATEGIC     STRUCTURED      ASPEN
                                                              INTERNATIONAL   U.S. EQUITY     FORTY
                                                               EQUITY FUND       FUND       PORTFOLIO
                                                                 SERVICE        SERVICE      SERVICE
                                                                SHARES (a)      SHARES        SHARES
                                                              -------------   -----------   ---------
INVESTMENT INCOME:
   Dividends                                                  $ 1,026,834     $   977,016    $    77

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                              1,078,532       1,390,592         --
   Administrative expense fees                                    172,565         222,495         --
                                                              -----------     -----------    -------
      Total expenses                                            1,251,097       1,613,087         --
                                                              -----------     -----------    -------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  6,434          13,094         --
   Administrative expense fees                                      1,030           2,095         --
                                                              -----------     -----------    -------
      Total expenses                                                7,464          15,189         --
                                                              -----------     -----------    -------
Directed Advisory Solutions:
   Mortality and expense risk fees                                     --              --         13
   Administrative expense fees                                         --              --          3
                                                              -----------     -----------    -------
      Total expenses                                                   --              --         16
                                                              -----------     -----------    -------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                     --              --        267
   Administrative expense fees                                         --              --         62
                                                              -----------     -----------    -------
      Total expenses                                                   --              --        329
                                                              -----------     -----------    -------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                  2,175             353         --
   Administrative expense fees                                        335              54         --
                                                              -----------     -----------    -------
      Total expenses                                                2,510             407         --
                                                              -----------     -----------    -------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    903             103         --
   Administrative expense fees                                        313              35         --
                                                              -----------     -----------    -------
      Total expenses                                                1,216             138         --
                                                              -----------     -----------    -------
         Total expenses                                         1,262,287       1,628,821        345
                                                              -----------     -----------    -------
    Net investment income (loss)                                 (235,453)       (651,805)      (268)
                                                              -----------     -----------    -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor           8,231,693       7,474,968         --
   Net realized gain (loss) from sales of investments           6,245,490      (2,166,812)     1,113
                                                              -----------     -----------    -------
      Net realized gain (loss)                                 14,477,183       5,308,156      1,113
   Change in unrealized gain (loss)                            (8,832,881)     (7,261,229)    12,500
                                                              -----------     -----------    -------
      Net realized and unrealized gain (loss)                   5,644,302      (1,953,073)    13,613
                                                              -----------     -----------    -------
      Net increase (decrease) in net assets from operations   $ 5,408,849     $(2,604,878)   $13,345
                                                              ===========     ===========    =======

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                JANUS          JANUS          JANUS
                                                                ASPEN          ASPEN          ASPEN
                                                              GROWTH AND   INTERNATIONAL    LARGE CAP
                                                                INCOME        GROWTH         GROWTH
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                               SERVICE        SERVICE        SERVICE
                                                                SHARES        SHARES          SHARES
                                                              ----------   -------------   ----------
INVESTMENT INCOME:
   Dividends                                                  $  300,046      $   91       $   76,929

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               213,988          --          172,643
   Administrative expense fees                                    34,239          --           27,623
                                                              ----------      ------       ----------
      Total expenses                                             248,227          --          200,266
                                                              ----------      ------       ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                 1,169          --              483
   Administrative expense fees                                       187          --               77
                                                              ----------      ------       ----------
      Total expenses                                               1,356          --              560
                                                              ----------      ------       ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --         102               --
   Administrative expense fees                                        --          31               --
                                                              ----------      ------       ----------
      Total expenses                                                  --         133               --
                                                              ----------      ------       ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --          --               --
   Administrative expense fees                                        --          --               --
                                                              ----------      ------       ----------
      Total expenses                                                  --          --               --
                                                              ----------      ------       ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                 1,150          --            1,203
   Administrative expense fees                                       177          --              186
                                                              ----------      ------       ----------
      Total expenses                                               1,327          --            1,389
                                                              ----------      ------       ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    --          --              472
   Administrative expense fees                                        --          --              164
                                                              ----------      ------       ----------
      Total expenses                                                  --          --              636
                                                              ----------      ------       ----------
         Total expenses                                          250,910         133          202,851
                                                              ----------      ------       ----------
      Net investment income (loss)                                49,136         (42)        (125,922)
                                                              ----------      ------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --          --               --
   Net realized gain (loss) from sales of investments            656,925          89          (22,890)
                                                              ----------      ------       ----------
      Net realized gain (loss)                                   656,925          89          (22,890)
   Change in unrealized gain (loss)                              521,917       4,826        1,881,007
                                                              ----------      ------       ----------
      Net realized and unrealized gain (loss)                  1,178,842       4,915        1,858,117
                                                              ----------      ------       ----------
      Net increase (decrease) in net assets from operations   $1,227,978      $4,873       $1,732,195
                                                              ==========      ======       ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                MFS(R)      MFS(R)      MFS(R)
                                                               MID CAP       NEW        TOTAL
                                                                GROWTH    DISCOVERY     RETURN
                                                                SERIES      SERIES      SERIES
                                                               SERVICE     SERVICE     SERVICE
                                                                SHARES      SHARES      SHARES
                                                              ---------   ---------   ---------
INVESTMENT INCOME:
   Dividends                                                  $      --   $      --   $ 246,156

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               22,664      24,795     122,702
   Administrative expense fees                                    3,626       3,967      19,632
                                                              ---------   ---------   ---------
      Total expenses                                             26,290      28,762     142,334
                                                              ---------   ---------   ---------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                   --          --       2,336
   Administrative expense fees                                       --          --         373
                                                              ---------   ---------   ---------
      Total expenses                                                 --          --       2,709
                                                              ---------   ---------   ---------
Directed Advisory Solutions:
   Mortality and expense risk fees                                   --          --          --
   Administrative expense fees                                       --          --          --
                                                              ---------   ---------   ---------
      Total expenses                                                 --          --          --
                                                              ---------   ---------   ---------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                   --          --          --
   Administrative expense fees                                       --          --          --
                                                              ---------   ---------   ---------
      Total expenses                                                 --          --          --
                                                              ---------   ---------   ---------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                  110          52         566
   Administrative expense fees                                       17           8          87
                                                              ---------   ---------   ---------
      Total expenses                                                127          60         653
                                                              ---------   ---------   ---------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                   --          --          --
   Administrative expense fees                                       --          --          --
                                                              ---------   ---------   ---------
      Total expenses                                                 --          --          --
                                                              ---------   ---------   ---------
         Total expenses                                          26,417      28,822     145,696
                                                              ---------   ---------   ---------
      Net investment income (loss)                              (26,417)    (28,822)    100,460
                                                              ---------   ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor            69,699     141,615     256,588
   Net realized gain (loss) from sales of investments           218,683     136,177     439,034
                                                              ---------   ---------   ---------
      Net realized gain (loss)                                  288,382     277,792     695,622
   Change in unrealized gain (loss)                            (109,542)   (225,297)   (510,730)
                                                              ---------   ---------   ---------
      Net realized and unrealized gain (loss)                   178,840      52,495     184,892
                                                              ---------   ---------   ---------
      Net increase (decrease) in net assets from operations   $ 152,423   $  23,673   $ 285,352
                                                              =========   =========   =========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                          OPPENHEIMER
                                                                MFS(R)     OPPENHEIMER      CAPITAL
                                                               UTILITIES     BALANCED    APPRECIATION
                                                                SERIES       FUND/VA        FUND/VA
                                                                SERVICE      SERVICE        SERVICE
                                                                SHARES        SHARES        SHARES
                                                              ----------   -----------   ------------
INVESTMENT INCOME:
   Dividends                                                  $   62,661    $  77,616      $    572

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                98,488       40,309        68,402
   Administrative expense fees                                    15,758        6,450        10,944
                                                              ----------    ---------      --------
      Total expenses                                             114,246       46,759        79,346
                                                              ----------    ---------      --------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                    --           86           417
   Administrative expense fees                                        --           14            67
                                                              ----------    ---------      --------
      Total expenses                                                  --          100           484
                                                              ----------    ---------      --------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --           --            --
   Administrative expense fees                                        --           --            --
                                                              ----------    ---------      --------
      Total expenses                                                  --           --            --
                                                              ----------    ---------      --------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --           --            --
   Administrative expense fees                                        --           --            --
                                                              ----------    ---------      --------
      Total expenses                                                  --           --            --
                                                              ----------    ---------      --------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                    --           --           318
   Administrative expense fees                                        --           --            49
                                                              ----------    ---------      --------
      Total expenses                                                  --           --           367
                                                              ----------    ---------      --------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    --           --            --
   Administrative expense fees                                        --           --            --
                                                              ----------    ---------      --------
      Total expenses                                                  --           --            --
                                                              ----------    ---------      --------
         Total expenses                                          114,246       46,859        80,197
                                                              ----------    ---------      --------
      Net investment income (loss)                               (51,585)      30,757       (79,625)
                                                              ----------    ---------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor            538,005      267,055            --
   Net realized gain (loss) from sales of investments            639,631       76,889       585,129
                                                              ----------    ---------      --------
      Net realized gain (loss)                                 1,177,636      343,944       585,129
   Change in unrealized gain (loss)                              638,964     (309,390)      136,479
                                                              ----------    ---------      --------
      Net realized and unrealized gain (loss)                  1,816,600       34,554       721,608
                                                              ----------    ---------      --------
      Net increase (decrease) in net assets from operations   $1,765,015    $  65,311      $641,983
                                                              ==========    =========      ========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                              OPPENHEIMER   OPPENHEIMER
                                                                 GLOBAL         HIGH      OPPENHEIMER
                                                               SECURITIES      INCOME     MAIN STREET
                                                                 FUND/VA      FUND/VA     FUND(R)/VA
                                                                 SERVICE      SERVICE       SERVICE
                                                                 SHARES        SHARES        SHARES
                                                              -----------   -----------   -----------
INVESTMENT INCOME:
   Dividends                                                  $   141,034    $ 505,840     $  25,203
                                                              -----------    ---------     ---------
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                137,990       84,502        35,134
   Administrative expense fees                                     22,078       13,520         5,622
                                                              -----------    ---------     ---------
      Total expenses                                              160,068       98,022        40,756
                                                              -----------    ---------     ---------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  1,499          433            --
   Administrative expense fees                                        240           69            --
                                                              -----------    ---------     ---------
      Total expenses                                                1,739          502            --
                                                              -----------    ---------     ---------
Directed Advisory Solutions:
   Mortality and expense risk fees                                     --           --            --
   Administrative expense fees                                         --           --            --
                                                              -----------    ---------     ---------
      Total expenses                                                   --           --            --
                                                              -----------    ---------     ---------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                     --           --            --
   Administrative expense fees                                         --           --            --
                                                              -----------    ---------     ---------
      Total expenses                                                   --           --            --
                                                              -----------    ---------     ---------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                    294        1,418           205
   Administrative expense fees                                         46          219            32
                                                              -----------    ---------     ---------
      Total expenses                                                  340        1,637           237
                                                              -----------    ---------     ---------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    366          110            --
   Administrative expense fees                                        127           38            --
                                                              -----------    ---------     ---------
      Total expenses                                                  493          148            --
                                                              -----------    ---------     ---------
         Total expenses                                           162,640      100,309        40,993
                                                              -----------    ---------     ---------
      Net investment income (loss)                                (21,606)     405,531       (15,790)
                                                              -----------    ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor             589,806           --            --
   Net realized gain (loss) from sales of investments           1,080,626       98,316       274,271
                                                              -----------    ---------     ---------
      Net realized gain (loss)                                  1,670,432       98,316       274,271
   Change in unrealized gain (loss)                            (1,093,561)    (604,274)     (159,475)
                                                              -----------    ---------     ---------
      Net realized and unrealized gain (loss)                     576,871     (505,958)      114,796
                                                              -----------    ---------     ---------
      Net increase (decrease) in net assets from operations   $   555,265    $(100,427)    $  99,006
                                                              ===========    =========     =========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                PIONEER                  PIONEER
                                                               EMERGING     PIONEER    REAL ESTATE      T. ROWE
                                                                MARKETS      FUND        SHARES          PRICE
                                                                  VCT         VCT          VCT       INTERNATIONAL
                                                               PORTFOLIO   PORTFOLIO    PORTFOLIO        STOCK
                                                               CLASS II     CLASS II     CLASS II      PORTFOLIO
                                                              ----------   ---------   -----------   -------------
INVESTMENT INCOME:
   Dividends                                                  $   79,380     $  91     $   388,604    $   526,550

EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               279,252        --         190,151        504,764
   Administrative expense fees                                    44,681        --          30,424         80,762
                                                              ----------     -----     -----------    -----------
      Total expenses                                             323,933        --         220,575        585,526
                                                              ----------     -----     -----------    -----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                 5,074        --           3,576          4,291
   Administrative expense fees                                       812        --             572            687
                                                              ----------     -----     -----------    -----------
      Total expenses                                               5,886        --           4,148          4,978
                                                              ----------     -----     -----------    -----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --        47              --             --
   Administrative expense fees                                        --        14              --             --
                                                              ----------     -----     -----------    -----------
      Total expenses                                                  --        61              --             --
                                                              ----------     -----     -----------    -----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --        --              --             --
   Administrative expense fees                                        --        --              --             --
                                                              ----------     -----     -----------    -----------
      Total expenses                                                  --        --              --             --
                                                              ----------     -----     -----------    -----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   578        --             336          2,109
   Administrative expense fees                                        89        --              52            325
                                                              ----------     -----     -----------    -----------
      Total expenses                                                 667        --             388          2,434
                                                              ----------     -----     -----------    -----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                 1,598        --             942            295
   Administrative expense fees                                       553        --             326            102
                                                              ----------     -----     -----------    -----------
      Total expenses                                               2,151        --           1,268            397
                                                              ----------     -----     -----------    -----------
         Total expenses                                          332,637        61         226,379        593,335
                                                              ----------     -----     -----------    -----------
      Net investment income (loss)                              (253,257)       30         162,225        (66,785)
                                                              ----------     -----     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor          2,364,100        --       1,469,881      4,231,202
   Net realized gain (loss) from sales of investments          3,726,818       798       1,587,053      3,362,410
                                                              ----------     -----     -----------    -----------
      Net realized gain (loss)                                 6,090,918       798       3,056,934      7,593,612
   Change in unrealized gain (loss)                            1,956,138      (357)     (6,266,733)    (3,139,371)
                                                              ----------     -----     -----------    -----------
      Net realized and unrealized gain (loss)                  8,047,056       441      (3,209,799)     4,454,241
                                                              ----------     -----     -----------    -----------
      Net increase (decrease) in net assets from operations   $7,793,799     $ 471     $(3,047,574)   $ 4,387,456
                                                              ==========     =====     ===========    ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       AIM V.I.                   AIM V.I.
                                                          AIM V.I.                     CAPITAL                    CAPITAL
                                                            BASIC                    APPRECIATION                DEVELOPMENT
                                                         VALUE FUND                      FUND                        FUND
                                                      SERIES II SHARES             SERIES I SHARES             SERIES II SHARES
                                                 --------------------------   -------------------------   -----------------------
                                                     2007          2006           2007          2006         2007         2006
                                                 -----------   ------------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)               $  (212,629)  $   (369,129)  $  (178,444)  $  (212,485)  $  (14,781)  $  (13,918)
      Net realized gain (loss)                     3,853,097     13,477,228       336,282       (86,167)     184,267      186,127
      Change in unrealized gain (loss)            (3,483,191)    (9,513,732)    1,041,906     1,467,251      (82,019)     (39,747)
                                                 -----------   ------------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets
         from operations                             157,277      3,594,367     1,199,744     1,168,599       87,467      132,462
                                                 -----------   ------------   -----------   -----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           35,499         30,535        33,169        50,237        1,732        2,547
      Withdrawals                                 (4,717,787)    (8,249,036)   (2,747,368)   (5,169,445)    (204,746)    (294,389)
      Contract benefits                              (67,424)      (222,177)      (64,169)      (77,911)      (8,579)          --
      Contract charges                                (5,645)        (8,939)       (6,525)       (7,792)        (309)        (321)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (1,923,128)   (23,272,423)     (216,472)     (305,013)      20,599       93,310
      Other transfers from (to) the General
         Account                                      74,558       (431,841)          940      (153,309)          (9)      (9,997)
                                                 -----------   ------------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets
         from contract transactions               (6,603,927)   (32,153,881)   (3,000,425)   (5,663,233)    (191,312)    (208,850)
                                                 -----------   ------------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets       (6,446,650)   (28,559,514)   (1,800,681)   (4,494,634)    (103,845)     (76,388)

NET ASSETS:
   Beginning of year                              21,688,130     50,247,644    13,119,412    17,614,046    1,045,018    1,121,406
                                                 -----------   ------------   -----------   -----------   ----------   ----------
   End of year                                   $15,241,480   $ 21,688,130   $11,318,731   $13,119,412   $  941,173   $1,045,018
                                                 ===========   ============   ===========   ===========   ==========   ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   AIM V.I.
                                                       AIM V.I.                     GLOBAL                    AIM V.I.
                                                         CORE                    HEALTH CARE                 LARGE CAP
                                                     EQUITY FUND                     FUND                   GROWTH FUND
                                                   SERIES I SHARES             SERIES I SHARES            SERIES I SHARES
                                              -------------------------   -------------------------   -----------------------
                                                  2007          2006          2007          2006         2007         2006
                                              -----------   -----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $   (38,483)  $    11,908   $  (107,864)  $  (137,829)  $  (45,887)  $  (34,714)
      Net realized gain (loss)                    (21,490)     (696,838)      430,933       322,241      181,388       96,279
      Change in unrealized gain (loss)            646,740     1,920,244       408,983       167,048      283,546      140,069
                                              -----------   -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets
         from operations                          586,767     1,235,314       732,052       351,460      419,047      201,634
                                              -----------   -----------   -----------   -----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        12,671        20,066        38,012        53,006       16,352       14,503
      Withdrawals                              (1,744,441)   (3,017,101)   (1,822,659)   (2,669,667)    (639,255)    (635,020)
      Contract benefits                           (45,371)     (132,056)      (20,688)      (77,200)     (62,196)      (3,121)
      Contract charges                             (4,918)       (5,577)       (4,234)       (4,973)      (1,250)      (1,491)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                                 27,029      (553,162)     (558,813)      (55,640)      80,565     (135,647)
      Other transfers from (to) the General
         Account                                      757       (12,218)          176        (9,483)       1,431       (5,160)
      Net increase (decrease) in net assets
                                              -----------   -----------   -----------   -----------   ----------   ----------
         from contract transactions            (1,754,273)   (3,700,048)   (2,368,206)   (2,763,957)    (604,353)    (765,936)
                                              -----------   -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets    (1,167,506)   (2,464,734)   (1,636,154)   (2,412,497)    (185,306)    (564,302)

NET ASSETS:
   Beginning of year                            9,118,038    11,582,772     8,379,955    10,792,452    3,210,599    3,774,901
                                              -----------   -----------   -----------   -----------   ----------   ----------
   End of year                                $ 7,950,532   $ 9,118,038   $ 6,743,801   $ 8,379,955   $3,025,293   $3,210,599
                                              ===========   ===========   ===========   ===========   ==========   ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                  ALLIANCE-                 ALLIANCE-                    ALLIANCE-
                                                BERNSTEIN VPS             BERNSTEIN VPS                BERNSTEIN VPS
                                                   GROWTH               GROWTH AND INCOME            LARGE CAP GROWTH
                                              PORTFOLIO CLASS B         PORTFOLIO CLASS B            PORTFOLIO CLASS B
                                              -----------------   ---------------------------   ---------------------------
                                                2007     2006         2007           2006           2007           2006
                                               ------   ------    ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)             $  (55)  $  (50)   $   (133,395)  $   (181,936)  $   (467,680)  $   (589,758)
      Net realized gain (loss)                     15       10       4,985,973      5,192,612        617,104         85,403
      Change in unrealized gain (loss)            978     (111)     (2,934,628)     3,216,006      3,467,550       (408,198)
                                               ------   ------    ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
         from operations                          938     (151)      1,917,950      8,226,682      3,616,974       (912,553)
                                               ------   ------    ------------   ------------   ------------   ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        --       --          82,217        118,318         63,880         65,680
      Withdrawals                                  --       --     (12,659,566)   (18,283,694)    (6,893,775)   (10,240,617)
      Contract benefits                            --       --        (308,332)      (433,736)      (162,912)      (227,097)
      Contract charges                             (6)      (6)        (23,767)       (26,010)       (15,109)       (18,270)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                       --        1      (1,348,427)    10,611,540     (3,365,444)    (3,465,923)
      Other transfers from (to) the General
         Account                                   --       --           4,687       (236,420)         5,977       (156,201)
                                               ------   ------    ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
         from contract transactions                (6)      (5)    (14,253,188)    (8,250,002)   (10,367,383)   (14,042,428)
                                               ------   ------    ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets       932     (156)    (12,335,238)       (23,320)    (6,750,409)   (14,954,981)

NET ASSETS:
   Beginning of year                            7,864    8,020      57,892,965     57,916,285     36,228,228     51,183,209
                                               ------   ------    ------------   ------------   ------------   ------------
   End of year                                 $8,796   $7,864    $ 45,557,727   $ 57,892,965   $ 29,477,819   $ 36,228,228
                                               ======   ======    ============   ============   ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                      ALLIANCE-
                                                    BERNSTEIN VPS                 ALLIANCE-                   DELAWARE VIP
                                                      SMALL/MID                 BERNSTEIN VPS                   GROWTH
                                                      CAP VALUE                     VALUE                OPPORTUNITIES SERIES
                                                  PORTFOLIO CLASS B           PORTFOLIO CLASS B              SERVICE CLASS
                                              -------------------------   -------------------------   -------------------------
                                                  2007          2006          2007          2006          2007          2006
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $   (77,806)  $  (134,782)  $    (6,618)  $   (25,678)  $   (70,049)  $   (81,209)
      Net realized gain (loss)                  1,225,965     1,493,020       598,429       693,769       171,793       (12,106)
      Change in unrealized gain (loss)         (1,102,977)     (132,733)     (787,643)      166,398       424,355       366,894
                                              -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from operations                           45,182     1,225,505      (195,832)      834,489       526,099       273,579
                                              -----------   -----------   -----------   -----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        17,995        16,197         7,540         7,058        12,140        13,648
      Withdrawals                              (2,062,401)   (2,946,865)   (1,071,852)   (1,256,865)   (1,144,544)   (1,515,499)
      Contract benefits                           (72,046)      (64,044)      (21,598)      (42,759)      (19,550)      (29,320)
      Contract charges                             (3,673)       (3,652)         (992)       (1,162)       (2,182)       (2,606)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                      655,640     3,206,293       107,337      (473,767)     (166,659)      (79,964)
      Other transfers from (to) the General
         Account                                      180       (53,691)          792        50,024         2,513       (23,948)
                                              -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from contract transactions            (1,464,305)      154,238      (978,773)   (1,717,471)   (1,318,282)   (1,637,689)
                                              -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets    (1,419,123)    1,379,743    (1,174,605)     (882,982)     (792,183)   (1,364,110)

NET ASSETS:
   Beginning of year                           10,517,168     9,137,425     4,656,675     5,539,657     4,971,447     6,335,557
                                              -----------   -----------   -----------   -----------   -----------   -----------
   End of year                                $ 9,098,045   $10,517,168   $ 3,482,070   $ 4,656,675   $ 4,179,264   $ 4,971,447
                                              ===========   ===========   ===========   ===========   ===========   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       DWS
                                                      DELAWARE VIP                    DREMAN                    DWS
                                                  INTERNATIONAL VALUE           HIGH RETURN EQUITY        EQUITY 500 INDEX
                                                     EQUITY SERIES                 VIP CLASS A               VIP CLASS A
                                              ---------------------------   -------------------------   ---------------------
                                                  2007           2006           2007          2006         2007        2006
                                              ------------   ------------   -----------   -----------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $    371,827   $    762,231   $     3,300   $   115,830   $     765   $     409
      Net realized gain (loss)                  20,724,145      7,270,686        80,428     1,441,200       2,062         311
      Change in unrealized gain (loss)         (18,894,423)     2,308,616      (167,853)     (977,344)      1,851      13,663
                                              ------------   ------------   -----------   -----------   ---------   ---------
      Net increase (decrease) in net assets
         from operations                         2,201,549     10,341,533       (84,125)      579,686       4,678      14,383
                                              ------------   ------------   -----------   -----------   ---------   ---------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                         93,959        148,084         8,755        10,314          --          --
      Withdrawals                              (11,484,443)   (11,746,903)     (930,107)   (2,093,637)    (10,915)     (6,144)
      Contract benefits                           (245,539)      (574,442)       (9,644)      (61,845)         --          --
      Contract charges                             (21,107)       (22,993)       (1,646)       (2,046)         --          --
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                       211,203        264,704      (317,320)     (100,907)         --           2
      Other transfers from (to) the General
         Account                                     7,381        116,349        (1,212)      (41,308)         --           5
                                              ------------   ------------   -----------   -----------   ---------   ---------
      Net increase (decrease) in net assets
         from contract transactions            (11,438,546)   (11,815,201)   (1,251,174)   (2,289,429)    (10,915)     (6,137)
                                              ------------   ------------   -----------   -----------   ---------   ---------
      Net increase (decrease) in net assets     (9,236,997)    (1,473,668)   (1,335,299)   (1,709,743)     (6,237)      8,246

NET ASSETS:
   Beginning of year                            52,039,208     53,512,876     4,274,016     5,983,759     113,233     104,987
                                              ------------   ------------   -----------   -----------   ---------   ---------
   End of year                                $ 42,802,211   $ 52,039,208   $ 2,938,717   $ 4,274,016   $ 106,996   $ 113,233
                                              ============   ============   ===========   ===========   =========   =========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                      DWS
                                                              GOVERNMENT & AGENCY          DWS                     DWS
                                                                   SECURITIES        SMALL CAP INDEX           TECHNOLOGY
                                                                  VIP CLASS A          VIP CLASS A             VIP CLASS A
                                                              -------------------   -----------------   -------------------------
                                                                2007       2006       2007      2006       2007         2006
                                                              --------   --------   -------   -------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                            $  3,878   $  3,114   $    59   $   (77)  $   (86,051)  $  (108,438)
      Net realized gain (loss)                                     (27)      (204)    5,492     3,406      (441,180)     (872,229)
      Change in unrealized gain (loss)                             855        274    (7,161)    5,744     1,233,436       928,868
                                                              --------   --------   -------   -------   -----------   -----------
      Net increase (decrease) in net assets from operations      4,706      3,184    (1,610)    9,073       706,205       (51,799)
                                                              --------   --------   -------   -------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                         --         --        --        --        25,489        38,014
      Withdrawals                                              (10,267)    (5,697)   (4,964)   (2,846)   (1,679,810)   (1,876,176)
      Contract benefits                                             --         --        --        --       (15,804)      (48,082)
      Contract charges                                              (6)        (7)       (8)       (8)       (3,746)       (4,668)
      Transfers between sub-accounts (including Separate
         Account GPA), net                                         163        359        --        --      (445,151)     (191,369)
      Other transfers from (to) the General Account                 --          5        --        15         1,383         2,791
                                                              --------   --------   -------   -------   -----------   -----------
      Net increase (decrease) in net assets from contract      (10,110)    (5,340)   (4,972)   (2,839)   (2,117,639)   (2,079,490)
         transactions                                         --------   --------   -------   -------   -----------   -----------
      Net increase (decrease) in net assets                     (5,404)    (2,156)   (6,582)    6,234    (1,411,434)   (2,131,289)

NET ASSETS:
   Beginning of year                                            99,830    101,986    63,709    57,475     6,623,847     8,755,136
                                                              --------   --------   -------   -------   -----------   -----------
   End of year                                                $ 94,426   $ 99,830   $57,127   $63,709   $ 5,212,413   $ 6,623,847
                                                              ========   ========   =======   =======   ===========   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     FIDELITY VIP               FIDELITY VIP
                                                       EATON VANCE VT                   ASSET                   CONTRAFUND(R)
                                                       FLOATING-RATE                  MANAGER(SM)                PORTFOLIO
                                                        INCOME FUND                   PORTFOLIO                SERVICE CLASS 2
                                                  ------------------------   -------------------------   --------------------------
                                                      2007        2006           2007         2006           2007           2006
                                                  ----------   -----------   -----------   -----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                $  316,382   $   323,947   $ 1,267,304   $   465,115   $   (303,135)  $  (214,551)
      Net realized gain (loss)                       (42,589)          328       960,929      (330,921)    12,546,508     6,470,322
      Change in unrealized gain (loss)              (242,973)      (30,670)    1,314,882     1,602,969     (6,583,903)   (2,250,683)
                                                  ----------   -----------   -----------   -----------   ------------   -----------
      Net increase (decrease) in net assets
         from operations                              30,820       293,605     3,543,115     1,737,163      5,659,470     4,005,088
                                                  ----------   -----------   -----------   -----------   ------------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            7,683        12,616        75,513        98,849         66,031       108,750
      Withdrawals                                 (2,004,379)   (1,901,186)   (5,678,234)   (7,377,419)    (9,570,811)   (9,229,469)
      Contract benefits                              (40,920)     (155,209)     (350,622)     (308,826)      (248,223)     (544,208)
      Contract charges                                (1,773)       (1,906)      (16,569)      (18,947)       (12,102)      (11,657)
      Transfers between sub-accounts (including
      Separate Account GPA), net                    (131,697)    1,638,383      (770,399)     (467,561)      (515,030)    5,087,704
      Other transfers from (to) the General
         Account                                          47        14,582        23,412       (89,756)         6,890       231,592
                                                  ----------   -----------   -----------   -----------   ------------   -----------
      Net increase (decrease) in net assets
         from contract transactions               (2,171,039)     (392,720)   (6,716,899)   (8,163,660)   (10,273,245)   (4,357,288)
                                                  ----------   -----------   -----------   -----------   ------------   -----------
      Net increase (decrease) in net assets       (2,140,219)      (99,115)   (3,173,784)   (6,426,497)    (4,613,775)     (352,200)

NET ASSETS:
   Beginning of year                               7,447,895     7,547,010    29,245,580    35,672,077     41,426,620    41,778,820
                                                  ----------   -----------   -----------   -----------   ------------   -----------
   End of year                                    $5,307,676   $ 7,447,895   $26,071,796   $29,245,580   $ 36,812,845   $41,426,620
                                                  ==========   ===========   ===========   ===========   ============   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                                   FIDELITY VIP
                                                           FIDELITY VIP                                          GROWTH & INCOME
                                                          EQUITY-INCOME                 FIDELITY VIP                PORTFOLIO
                                                            PORTFOLIO                  GROWTH PORTFOLIO          SERVICE CLASS 2
                                                   ---------------------------   ---------------------------   -------------------
                                                        2007          2006           2007            2006         2007       2006
                                                   ------------   ------------   ------------   ------------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $    355,085   $  4,029,010   $   (827,232)  $ (1,620,693)  $    984   $     43
      Net realized gain (loss)                       25,799,095     40,998,494      8,657,801      1,488,830      5,491      3,042
      Change in unrealized gain (loss)              (24,261,818)    (8,750,234)    22,796,781      8,294,696      7,444     10,436
                                                   ------------   ------------   ------------   ------------   --------   --------
      Net increase (decrease) in net assets
         from operations                              1,892,362     36,277,270     30,627,350      8,162,833     13,919     13,521
                                                   ------------   ------------   ------------   ------------   --------   --------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             641,416        759,364        628,900        808,053         --         --
      Withdrawals                                   (43,326,186)   (58,085,076)   (29,987,302)   (38,817,006)        --         --
      Contract benefits                              (1,757,072)    (2,712,176)    (1,146,251)    (1,522,315)        --         --
      Contract charges                                 (116,209)      (129,503)      (104,782)      (118,500)       (16)       (16)
      Transfers between sub-accounts (including
         Separate Account GPA), net                    (957,543)      (815,585)    (6,139,993)   (12,306,913)        --         --
      Other transfers from (to) the General
         Account                                        160,818       (663,420)        66,221       (539,381)        --         --
                                                   ------------   ------------   ------------   ------------   --------   --------
      Net increase (decrease) in net assets from
         contract transactions                      (45,354,776)   (61,646,396)   (36,683,207)   (52,496,062)       (16)       (16)
                                                   ------------   ------------   ------------   ------------   --------   --------
      Net increase (decrease) in net assets         (43,462,414)   (25,369,126)    (6,055,857)   (44,333,229)    13,903     13,505

NET ASSETS:
   Beginning of year                                207,725,726    233,094,852    139,549,030    183,882,259    125,065    111,560
                                                   ------------   ------------   ------------   ------------   --------   --------
   End of year                                     $164,263,312   $207,725,726   $133,493,173   $139,549,030   $138,968   $125,065
                                                   ============   ============   ============   ============   ========   ========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                    FIDELITY VIP                                            FIDELITY VIP
                                                GROWTH OPPORTUNITIES           FIDELITY VIP                   MID CAP
                                                     PORTFOLIO                  HIGH INCOME                  PORTFOLIO
                                                  SERVICE CLASS 2                PORTFOLIO                SERVICE CLASS 2
                                              -----------------------   --------------------------   -------------------------
                                                 2007         2006          2007          2006           2007          2006
                                              ----------   ----------   -----------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $  (43,355)  $  (30,411)  $ 2,382,943   $  2,590,443   $  (172,866)  $  (274,840)
      Net realized gain (loss)                   185,644       77,281    (3,406,565)    (5,169,803)    3,317,962     6,475,791
      Change in unrealized gain (loss)           410,228       53,754     1,613,851      6,768,903      (929,115)   (3,760,172)
                                              ----------   ----------   -----------   ------------   -----------   -----------
      Net increase (decrease) in net assets
         from operations                         552,517      100,624       590,229      4,189,543     2,215,981     2,440,779
                                              ----------   ----------   -----------   ------------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       21,709       20,770       168,840        153,144        43,457        38,127
      Withdrawals                               (516,197)    (613,228)   (8,964,162)   (11,459,987)   (4,656,381)   (5,521,803)
      Contract benefits                          (19,598)     (19,862)     (470,098)      (558,228)     (118,300)     (312,544)
      Contract charges                            (1,730)      (1,949)      (23,470)       (26,996)       (5,773)       (5,806)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                      (1,896)     (29,075)      344,113        341,456    (4,133,166)    1,590,426
      Other transfers from (to) the
         General Account                            (155)       7,436        35,204       (122,281)      (31,770)      112,800
                                              ----------   ----------   -----------   ------------   -----------   -----------
      Net increase (decrease) in net assets
         from contract transactions             (517,867)    (635,908)   (8,909,573)   (11,672,892)   (8,901,933)   (4,098,800)
                                              ----------   ----------   -----------   ------------   -----------   -----------
      Net increase (decrease) in net assets       34,650     (535,284)   (8,319,344)    (7,483,349)   (6,685,952)   (1,658,021)

NET ASSETS:
   Beginning of year                           2,989,363    3,524,647    43,451,743     50,935,092    23,430,731    25,088,752
                                              ----------   ----------   -----------   ------------   -----------   -----------
   End of year                                $3,024,013   $2,989,363   $35,132,399   $ 43,451,743   $16,744,779   $23,430,731
                                              ==========   ==========   ===========   ============   ===========   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                FIDELITY VIP              FT VIP FRANKLIN
                                                                              VALUE STRATEGIES           GROWTH AND INCOME
                                                     FIDELITY VIP                 PORTFOLIO                  SECURITIES
                                                  OVERSEAS PORTFOLIO           SERVICE CLASS 2              FUND CLASS 2
                                              -------------------------   ------------------------   -------------------------
                                                  2007          2006         2007          2006          2007          2006
                                              -----------   -----------   ----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $   797,289   $  (245,464)  $  (39,259)  $   (49,153)  $    34,222   $    47,002
      Net realized gain (loss)                  5,432,224     1,909,171      656,329     1,191,841       420,292       435,401
      Change in unrealized gain (loss)            131,084     5,144,748     (414,183)     (511,082)     (629,224)      205,052
                                              -----------   -----------   ----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from operations                        6,360,597     6,808,455      202,887       631,606      (174,710)      687,455
                                              -----------   -----------   ----------   -----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       120,681       181,945       16,138        13,619         9,891        13,671
      Withdrawals                              (9,182,935)   (9,875,208)    (968,728)   (2,151,574)   (1,120,635)   (1,291,485)
      Contract benefits                          (196,215)     (354,750)     (12,655)      (64,803)      (19,590)      (87,949)
      Contract charges                            (29,605)      (32,122)      (1,611)       (1,930)       (1,774)       (2,133)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                     (119,076)      545,578      252,283       701,206       581,070      (329,259)
      Other transfers from (to) the
         General Account                           11,283      (165,972)         172       (74,988)        1,086           487
                                              -----------   -----------   ----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from contract transactions            (9,395,867)   (9,700,529)    (714,401)   (1,578,470)     (549,952)   (1,696,668)
                                              -----------   -----------   ----------   -----------   -----------   -----------
      Net increase (decrease) in net assets    (3,035,270)   (2,892,074)    (511,514)     (946,864)     (724,662)   (1,009,213)

NET ASSETS:
   Beginning of year                           44,710,735    47,602,809    4,461,580     5,408,444     4,700,621     5,709,834
                                              -----------   -----------   ----------   -----------   -----------   -----------
   End of year                                $41,675,465   $44,710,735   $3,950,066   $ 4,461,580   $ 3,975,959   $ 4,700,621
                                              ===========   ===========   ==========   ===========   ===========   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  FT VIP FRANKLIN
                                                  FT VIP FRANKLIN        FT VIP FRANKLIN           SMALL-MID CAP
                                                  LARGE CAP GROWTH       SMALL CAP VALUE              GROWTH
                                                     SECURITIES             SECURITIES              SECURITIES
                                                    FUND CLASS 2           FUND CLASS 2            FUND CLASS 2
                                              -----------------------   -----------------   --------------------------
                                                 2007         2006        2007      2006        2007           2006
                                              -----------------------   -------   -------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $  (13,968)  $  (15,424)  $  (380)  $  (312)  $   (402,666)  $  (473,972)
      Net realized gain (loss)                   177,785      129,950     4,944     1,146      3,754,688     2,078,359
      Change in unrealized gain (loss)           (64,120)      71,734    (5,957)    3,801       (650,227)      882,614
                                              ----------   ----------   -------   -------   ------------   -----------
      Net increase (decrease) in net assets
         from operations                          99,697      186,260    (1,393)    4,635      2,701,795     2,487,001
                                              ----------   ----------   -------   -------   ------------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        1,464        6,842        --        --         63,134        72,930
      Withdrawals                               (481,902)    (550,781)   (8,975)       --     (6,171,560)   (8,067,525)
      Contract benefits                          (12,936)     (41,608)       --        --       (138,303)     (173,592)
      Contract charges                              (585)        (608)      (12)       (6)       (12,943)      (14,815)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                     138,864      (80,086)    1,741     9,409     (5,488,858)    3,249,494
      Other transfers from (to) the
         General Account                          (1,369)     (20,530)       --        --        (24,873)     (118,465)
                                              ----------   ----------   -------   -------   ------------   -----------
      Net increase (decrease) in net assets
         from contract transactions             (356,464)    (686,771)   (7,246)    9,403    (11,773,403)   (5,051,973)
                                              ----------   ----------   -------   -------   ------------   -----------
      Net increase (decrease) in net assets     (256,767)    (500,511)   (8,639)   14,038     (9,071,608)   (2,564,972)

NET ASSETS:
   Beginning of year                           1,994,187    2,494,698    39,365    25,327     32,623,701    35,188,673
                                              ----------   ----------   -------   -------   ------------   -----------
   End of year                                $1,737,420   $1,994,187   $30,726   $39,365   $ 23,552,093   $32,623,701
                                              ==========   ==========   =======   =======   ============   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS (C0NTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        FT VIP                      FT VIP                 GOLDMAN SACHS VIT
                                                    MUTUAL SHARES                 TEMPLETON                  CAPITAL GROWTH
                                                      SECURITIES              FOREIGN SECURITIES                  FUND
                                                     FUND CLASS 2                FUND CLASS 2                SERVICE SHARES
                                              -------------------------   -------------------------   ---------------------------
                                                  2007          2006          2007          2006          2007           2006
                                              -----------   -----------   -----------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $     1,532   $   (10,802)  $    89,446   $   (41,657)  $ (1,620,697)  $ (1,968,041)
      Net realized gain (loss)                    785,752       521,228     2,912,422     1,917,995      5,616,459      3,430,361
      Change in unrealized gain (loss)           (592,063)      614,694      (886,778)    1,363,112      5,712,539      8,342,026
                                              -----------   -----------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net
         assets from operations                   195,221     1,125,120     2,115,090     3,239,450      9,708,301      9,804,346
                                              -----------   -----------   -----------   -----------   ------------   ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        12,255        15,655        33,356        24,603        460,881        701,305
      Withdrawals                              (2,170,527)   (1,750,460)   (3,700,901)   (4,426,452)   (25,750,518)   (33,049,387)
      Contract benefits                           (45,001)      (82,480)     (226,835)     (190,269)      (837,210)      (939,375)
      Contract charges                             (3,099)       (2,349)       (6,400)       (6,829)       (99,624)      (113,974)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                    1,119,654     2,292,403    (1,045,060)    2,453,754     (2,526,927)    (2,741,658)
      Other transfers from (to) the
         General Account                             (158)       71,312         1,345       (69,962)        32,332       (495,088)
                                              -----------   -----------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net
         assets from contract transactions     (1,086,876)      544,081    (4,944,495)   (2,215,155)   (28,721,066)   (36,638,177)
                                              -----------   -----------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets      (891,655)    1,669,201    (2,829,405)    1,024,295    (19,012,765)   (26,833,831)

   NET ASSETS:
      Beginning of year                         8,251,462     6,582,261    18,151,996    17,127,701    125,331,320    152,165,151
                                              -----------   -----------   -----------   -----------   ------------   ------------
      End of year                             $ 7,359,807   $ 8,251,462   $15,322,591   $18,151,996   $106,318,555   $125,331,320
                                              ===========   ===========   ===========   ===========   ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS (C0NTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                 GOLDMAN SACHS VIT           GOLDMAN SACHS VIT            GOLDMAN SACHS VIT
                                                    CORE FIXED                  EQUITY INDEX                 GOVERNMENT
                                                    INCOME FUND                     FUND                     INCOME FUND
                                                  SERVICE SHARES               SERVICE SHARES              SERVICE SHARES
                                            --------------------------  ---------------------------  --------------------------
                                                2007          2006          2007           2006          2007          2006
                                            ------------  ------------  ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)          $  2,593,375  $  2,951,054  $    227,085   $     55,944  $  1,122,615  $  1,335,004
      Net realized gain (loss)                  (840,243)   (1,578,195)   11,885,112      9,028,202      (200,350)     (530,337)
      Change in unrealized gain (loss)         2,520,106       984,374    (5,454,883)    15,467,176     1,572,625       373,714
                                            ------------  ------------  ------------   ------------  ------------  ------------
      Net increase (decrease) in net
         assets from operations                4,273,238     2,357,233     6,657,314     24,551,322     2,494,890     1,178,381
                                            ------------  ------------  ------------   ------------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                      183,363       221,091       518,730        643,359       107,788        88,935
      Withdrawals                            (19,936,399)  (28,827,856)  (36,740,116)   (49,656,415)  (10,198,819)  (16,037,573)
      Contract benefits                         (799,923)     (776,511)   (1,947,605)    (2,312,016)     (967,544)     (438,059)
      Contract charges                           (39,170)      (45,212)     (106,792)      (121,649)      (21,565)      (23,932)
      Transfers between sub-accounts
        (including Separate Account GPA),
        net                                    4,160,902     8,718,973    (6,674,242)    (6,612,135)    4,050,253     3,718,138
      Other transfers from (to) the
         General Account                         169,201      (571,451)      277,578     (1,109,306)      281,963      (102,288)
                                            ------------  ------------  ------------   ------------  ------------  ------------
      Net increase (decrease) in net
         assets from contract transactions   (16,262,026)  (21,280,966)  (44,672,447)   (59,168,162)   (6,747,924)  (12,794,779)
                                            ------------  ------------  ------------   ------------  ------------  ------------
      Net increase (decrease) in net         (11,988,788)  (18,923,733)  (38,015,133)   (34,616,840)   (4,253,034)  (11,616,398)
         assets

   NET ASSETS:
      Beginning of year                       92,093,949   111,017,682   183,002,010    217,618,850    47,117,367    58,733,765
                                            ------------  ------------  ------------   ------------  ------------  ------------
      End of year                           $ 80,105,161  $ 92,093,949  $144,986,877   $183,002,010  $ 42,864,333  $ 47,117,367
                                            ============  ============  ============   ============  ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS (C0NTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                 GOLDMAN SACHS VIT            GOLDMAN SACHS VIT           GOLDMAN SACHS VIT
                                                GROWTH OPPORTUNITIES            MID CAP VALUE               MONEY MARKET
                                                        FUND                      VALUE FUND                    FUND
                                                   SERVICE SHARES               SERVICE SHARES             SERVICE SHARES
                                            ---------------------------  --------------------------  --------------------------
                                                2007           2006          2007          2006          2007          2006
                                            ------------   ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)          $ (1,029,256)  $ (1,225,254) $   (909,429) $   (318,105) $  1,967,209  $  2,072,530
      Net realized gain (loss)                 6,803,858     35,015,278    15,226,792    30,961,324            --            --
      Change in unrealized gain (loss)         6,017,300    (30,353,511)  (11,514,200)  (15,480,021)           --            --
                                            ------------   ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net
         assets from operations               11,791,902      3,436,513     2,803,163    15,163,198     1,967,209     2,072,530
                                            ------------   ------------  ------------  ------------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                      192,906        294,119       252,498       301,792       274,915       378,604
      Withdrawals                            (16,296,013)   (21,846,862)  (23,665,122)  (30,989,766)  (35,594,658)  (29,506,317)
      Contract benefits                         (312,822)      (735,429)     (908,549)     (900,467)     (484,143)   (1,141,577)
      Contract charges                           (40,364)       (47,138)      (55,741)      (62,083)      (35,671)      (36,652)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                  (4,671,986)   (10,271,568)   (2,284,104)    5,446,956    27,006,524    14,431,286
      Other transfers from (to) the
         General Account                          29,888       (500,903)       25,046      (503,584)    1,080,676       261,375
                                            ------------   ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net
         assets from contract transactions   (21,098,391)   (33,107,781)  (26,635,972)  (26,707,152)   (7,752,357)  (15,613,281)
                                            ------------   ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net
        assets                                (9,306,489)   (29,671,268)  (23,832,809)  (11,543,954)   (5,785,148)  (13,540,751)

NET ASSETS:
  Beginning of year                           73,688,270    103,359,538   113,639,110   125,183,064    56,842,097    70,382,848
                                            ------------   ------------  ------------  ------------  ------------  ------------
  End of year                               $ 64,381,781   $ 73,688,270  $ 89,806,301  $113,639,110  $ 51,056,949  $ 56,842,097
                                            ============   ============  ============  ============  ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                   STRATEGIC                  STRUCTURED              JANUS ASPEN
                                                            INTERNATIONAL EQUITY FUND       U.S. EQUITY FUND        FORTY PORTFOLIO
                                                               SERVICE SHARES (a)            SERVICE SHARES         SERVICE SHARES
                                                           --------------------------  --------------------------  ----------------
                                                               2007          2006          2007          2006        2007     2006
                                                           ------------  ------------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                         $   (235,453) $  1,096,521  $   (651,805) $   (404,378) $  (268) $  (254)
      Net realized gain (loss)                               14,477,183     6,740,730     5,308,156    (6,428,381)   1,113      289
      Change in unrealized gain (loss)                       (8,832,881)   10,836,361    (7,261,229)   20,325,740   12,500    2,959
                                                           ------------  ------------  ------------  ------------  -------  -------
      Net increase (decrease) in net assets from
         operations                                           5,408,849    18,673,612    (2,604,878)   13,492,981   13,345    2,994
                                                           ------------  ------------  ------------  ------------  -------  -------
  FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                     209,297       275,411       311,203       448,550       --       --
      Withdrawals                                           (18,870,795)  (24,953,552)  (24,943,024)  (31,346,124)  (3,850)  (2,132)
      Contract benefits                                        (507,267)     (652,517)   (1,453,961)   (1,332,281)      --       --
      Contract charges                                          (48,726)      (57,170)      (74,469)      (85,042)      (2)      (2)
      Transfers between sub-accounts (including Separate
         Account GPA), net                                   (3,354,899)  (19,542,308)     (826,223)    5,343,095       --       (1)
      Other transfers from (to) the General Account              29,874      (662,093)       60,951      (189,703)      --       19
                                                           ------------  ------------  ------------  ------------  -------  -------
      Net increase (decrease) in net assets from
         contract transactions                              (22,542,516)  (45,592,229)  (26,925,523)  (27,161,505)  (3,852)  (2,116)
                                                           ------------  ------------  ------------  ------------  -------  -------
      Net increase (decrease) in net assets                 (17,133,667)  (26,918,617)  (29,530,401)  (13,668,524)   9,493      878

  NET ASSETS:
      Beginning of year                                      95,080,748   121,999,365   124,832,930   138,501,454   40,691   39,813
                                                           ------------  ------------  ------------  ------------  -------  -------
      End of year                                          $ 77,947,081  $ 95,080,748  $ 95,302,529  $124,832,930  $50,184  $40,691
                                                           ============  ============  ============  ============  =======  =======

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                    JANUS ASPEN          JANUS ASPEN           JANUS ASPEN
                                                                 GROWTH AND INCOME       INTERNATIONAL       LARGE CAP GROWTH
                                                                     PORTFOLIO         GROWTH PORTFOLIO          PORTFOLIO
                                                                   SERVICE SHARES       SERVICE SHARES        SERVICE SHARES
                                                             ------------------------  ----------------  ------------------------
                                                                 2007         2006       2007    2006        2007         2006
                                                             -----------  -----------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                           $    49,136  $   (35,966) $   (42) $   183  $  (125,922) $  (195,521)
      Net realized gain (loss)                                   656,925      349,436       89       53      (22,890)    (903,564)
      Change in unrealized gain (loss)                           521,917      887,095    4,826    5,389    1,881,007    2,567,464
                                                             -----------  -----------  -------  -------  -----------  -----------
      Net increase (decrease) in net assets from operations    1,227,978    1,200,565    4,873    5,625    1,732,195    1,468,379
                                                             -----------  -----------  -------  -------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                       28,581       70,179       --       --       42,993       57,776
      Withdrawals                                             (3,840,934)  (4,465,248)      --       --   (3,043,617)  (4,803,959)
      Contract benefits                                          (88,400)    (294,532)      --       --      (91,640)    (162,390)
      Contract charges                                            (7,083)      (8,422)     (12)     (11)      (8,670)     (10,044)
      Transfers between sub-accounts (including Separate
         Account GPA), net                                      (899,129)     946,563       --        1     (336,087)    (505,590)
      Other transfers from (to) the General Account                5,479       78,566       --       --        2,260      (68,162)
                                                             -----------  -----------  -------  -------  -----------  -----------
      Net increase (decrease) in net assets from
         contract transactions                                (4,801,486)  (3,672,894)     (12)     (10)  (3,434,761)  (5,492,369)
                                                             -----------  -----------  -------  -------  -----------  -----------
      Net increase (decrease) in net assets                   (3,573,508)  (2,472,329)   4,861    5,615   (1,702,566)  (4,023,990)

   NET ASSETS:
      Beginning of year                                       18,870,852   21,343,181   17,933   12,318   14,653,767   18,677,757
                                                             -----------  -----------  -------  -------  -----------  -----------
      End of year                                            $15,297,344  $18,870,852  $22,794  $17,933  $12,951,201  $14,653,767
                                                             ===========  ===========  =======  =======  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                               MFS(R) MID CAP            MFS(R) NEW              MFS(R) TOTAL
                                                               GROWTH SERIES          DISCOVERY SERIES          RETURN SERIES
                                                               SERVICE SHARES          SERVICE SHARES           SERVICE SHARES
                                                          -----------------------  ----------------------  ------------------------
                                                             2007        2006         2007         2006        2007         2006
                                                          ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                        $  (26,417) $   (42,098) $  (28,822) $  (29,282) $   100,460  $    87,300
      Net realized gain (loss)                               288,382      590,523     277,792     177,686      695,622      965,664
      Change in unrealized gain (loss)                      (109,542)    (526,321)   (225,297)     64,584     (510,730)      43,934
                                                          ----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets from
         operations                                          152,423       22,104      23,673     212,988      285,352    1,096,898
                                                          ----------  -----------  ----------  ----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                    7,722        9,144       3,062       5,150        7,678       16,576
      Withdrawals                                           (642,834)  (1,676,191)   (260,775)   (434,818)  (2,250,603)  (3,332,790)
      Contract benefits                                      (14,121)     (10,956)     (3,677)    (26,817)    (211,490)     (91,365)
      Contract charges                                          (803)      (1,055)       (462)       (529)      (3,298)      (3,752)
      Transfers between sub-accounts (including Separate
         Account GPA), net                                   (75,503)     (86,838)    (31,760)    180,008       (2,654)  (1,107,420)
      Other transfers from (to) the General Account             (576)     (94,739)      3,397       7,242          162       26,410
                                                          ----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets from
         contract transactions                              (726,115)  (1,860,635)   (290,215)   (269,764)  (2,460,205)  (4,492,341)
                                                          ----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets                 (573,692)  (1,838,531)   (266,542)    (56,776)  (2,174,853)  (3,395,443)

   NET ASSETS:
      Beginning of year                                    2,141,415    3,979,946   2,004,607   2,061,383   10,886,866   14,282,309
                                                          ----------  -----------  ----------  ----------  -----------  -----------
      End of year                                         $1,567,723  $ 2,141,415  $1,738,065  $2,004,607  $ 8,712,013  $10,886,866
                                                          ==========  ===========  ==========  ==========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     OPPENHEIMER                  OPPENHEIMER
                                                       MFS(R) UTILITIES               BALANCED               CAPITAL APPRECIATION
                                                           SERIES                      FUND/VA                     FUND/VA
                                                       SERVICE SHARES              SERVICE SHARES               SERVICE SHARES
                                                  -------------------------   -------------------------   -------------------------
                                                      2007          2006          2007          2006          2007          2006
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                $   (51,585)  $    32,095   $    30,757   $    20,800   $   (79,625)  $   (83,539)
      Net realized gain (loss)                      1,177,636       773,933       343,944       283,820       585,129       612,065
      Change in unrealized gain (loss)                638,964       811,878      (309,390)       (4,256)      136,479      (138,945)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from operations                            1,765,015     1,617,906        65,311       300,364       641,983       389,581
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             9,946         6,802        10,857         5,549        10,019        15,881
      Withdrawals                                  (1,264,863)   (1,301,326)   (1,040,315)   (1,017,966)   (1,451,990)   (2,119,872)
      Contract benefits                               (53,433)     (137,684)          (63)      (62,047)     (133,806)     (122,880)
      Contract charges                                 (1,731)       (1,414)         (854)         (852)       (1,625)       (2,028)
      Transfers between sub-accounts (including
         Separate Account GPA), net                   929,825     1,115,152       548,316       156,477      (222,088)      118,989
      Other transfers from (to) the General
         Account                                           70      (162,432)         (756)       43,760         5,093      (122,153)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from contract transactions                  (380,186)     (480,902)     (482,815)     (875,079)   (1,794,397)   (2,232,063)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets         1,384,829     1,137,004      (417,504)     (574,715)   (1,152,414)   (1,842,482)

NET ASSETS:
  Beginning of year                                 6,728,566     5,591,562     3,289,579     3,864,294     6,042,750     7,885,232
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  End of year                                     $ 8,113,395   $ 6,728,566   $ 2,872,075   $ 3,289,579   $ 4,890,336   $ 6,042,750
                                                  ===========   ===========   ===========   ===========   ===========   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                           OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                                       GLOBAL SECURITIES              HIGH INCOME                MAIN STREET
                                                            FUND/VA                     FUND/VA                   FUND(R)/VA
                                                         SERVICE SHARES              SERVICE SHARES             SERVICE SHARES
                                                   -------------------------   -------------------------   -----------------------
                                                       2007          2006          2007          2006         2007         2006
                                                   -----------   -----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $   (21,606)  $   (70,517)  $   405,531   $   516,789   $  (15,790)  $  (14,340)
      Net realized gain (loss)                       1,670,432     1,752,546        98,316       306,262      274,271      162,344
      Change in unrealized gain (loss)              (1,093,561)       27,607      (604,274)     (218,949)    (159,475)     230,660
                                                   -----------   -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets from
         operations                                    555,265     1,709,636      (100,427)      604,102       99,006      378,664
                                                   -----------   -----------   -----------   -----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             27,167        42,278        14,203        14,027        5,923       15,949
      Withdrawals                                   (2,498,205)   (3,153,575)   (1,617,170)   (2,438,594)    (704,395)    (575,220)
      Contract benefits                               (249,551)     (249,065)      (23,692)      (72,444)     (62,305)     (19,041)
      Contract charges                                  (3,047)       (3,306)       (2,443)       (2,643)      (1,101)      (1,217)
      Transfers between sub-accounts (including
         Separate Account GPA), net                    376,123     1,190,773        78,860    (1,424,942)      20,052      144,233
      Other transfers from (to) the General
         Account                                         1,577        94,521         1,569      (133,207)        (309)       4,945
                                                   -----------   -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets from
         contract transactions                      (2,345,936)   (2,078,374)   (1,548,673)   (4,057,803)    (742,135)    (430,351)
                                                   -----------   -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets         (1,790,671)     (368,738)   (1,649,100)   (3,453,701)    (643,129)     (51,687)

NET ASSETS:
  Beginning of year                                 11,917,574    12,286,312     7,472,070    10,925,771    3,073,006    3,124,693
                                                   -----------   -----------   -----------   -----------   ----------   ----------
  End of year                                      $10,126,903   $11,917,574   $ 5,822,970   $ 7,472,070   $2,429,877   $3,073,006
                                                   ===========   ===========   ===========   ===========   ==========   ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                        PIONEER EMERGING                               PIONEER REAL ESTATE
                                                          MARKETS VCT           PIONEER FUND VCT            SHARES VCT
                                                       PORTFOLIO CLASS II      PORTFOLIO CLASS II       PORTFOLIO CLASS II
                                                   -------------------------   ------------------   -------------------------
                                                       2007          2006         2007      2006        2007          2006
                                                   -----------   -----------    -------   -------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  (253,257)  $  (228,579)   $    30   $    46   $   162,225   $   142,423
      Net realized gain (loss)                       6,090,918     6,537,670        798        68     3,056,934     2,606,751
      Change in unrealized gain (loss)               1,956,138      (451,374)      (357)    1,319    (6,266,733)    2,308,857
                                                   -----------   -----------    -------   -------   -----------   -----------
      Net increase (decrease) in net assets from
         operations                                  7,793,799     5,857,717        471     1,433    (3,047,574)    5,058,031
                                                   -----------   -----------    -------   -------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             55,823        35,854         --        --        90,488        26,708
      Withdrawals                                   (4,155,806)   (4,607,463)    (2,408)       --    (3,257,460)   (3,507,238)
      Contract benefits                               (203,983)      (93,126)        --        --       (90,382)     (176,595)
      Contract charges                                  (8,230)       (7,633)       (14)      (14)       (6,863)       (6,825)
      Transfers between sub-accounts (including
         Separate Account GPA), net                   (564,502)   (2,546,151)       172      (107)     (505,654)      461,931
      Other transfers from (to) the General
         Account                                         1,195      (266,798)        --        --         4,349      (137,112)
                                                   -----------   -----------    -------   -------   -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                      (4,875,503)   (7,485,317)    (2,250)     (121)   (3,765,522)   (3,339,131)
                                                   -----------   -----------    -------   -------   -----------   -----------
      Net increase (decrease) in net assets          2,918,296    (1,627,600)    (1,779)    1,312    (6,813,096)    1,718,900

NET ASSETS:
  Beginning of year                                 20,830,438    22,458,038     10,501     9,189    17,934,229    16,215,329
                                                   -----------   -----------    -------   -------   -----------   -----------
  End of year                                      $23,748,734   $20,830,438    $ 8,722   $10,501   $11,121,133   $17,934,229
                                                   ===========   ===========    =======   =======   ===========   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                     T. ROWE PRICE
                                                                     INTERNATIONAL
                                                                    STOCK PORTFOLIO
                                                              ---------------------------
                                                                  2007           2006
                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                            $    (66,785)  $   (171,921)
      Net realized gain (loss)                                   7,593,612      2,197,363
      Change in unrealized gain (loss)                          (3,139,371)     4,966,453
                                                              ------------   ------------
      Net increase (decrease) in net assets from operations      4,387,456      6,991,895
                                                              ------------   ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                        102,644        144,801
      Withdrawals                                               (8,255,182)   (11,291,542)
      Contract benefits                                           (423,813)      (344,303)
      Contract charges                                             (22,706)       (25,337)
      Transfers between sub-accounts (including Separate
         Account GPA), net                                      (2,728,726)     8,591,175
      Other transfers from (to) the General Account                 18,514        (50,202)
                                                              ------------   ------------
      Net increase (decrease) in net assets from contract
         transactions                                          (11,309,269)    (2,975,408)
                                                              ------------   ------------
      Net increase (decrease) in net assets                     (6,921,813)     4,016,487

NET ASSETS:
  Beginning of year                                             44,921,659     40,905,172
                                                              ------------   ------------
  End of year                                                 $ 37,999,846   $ 44,921,659
                                                              ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

NOTE 1 - ORGANIZATION

          Separate Account VA-K (the "Separate Account"), which funds the Commonwealth Annuity Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Commonwealth Annuity Immediate Advantage, Commonwealth Annuity Premier Choice, and Commonwealth Annuity Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on November 1, 1990 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Prior to September 1, 2006, Commonwealth Annuity was Allmerica Financial Life Insurance and Annuity Company.

          Prior to December 30, 2005 ("the Closing Date") Commonwealth Annuity was a wholly owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation ("AFC"). On the Closing Date THG sold Commonwealth Annuity and its closed block of variable annuity and variable life business ("the Transaction") to The Goldman Sachs Group, Inc. ("Goldman Sachs"). On January 11, 2006, Goldman Sachs purchased Allmerica Financial Investment Management Services, Inc. ("AFIMS"), which had served as the investment manager of the nine investment funds of Allmerica Investment Trust ("AIT Funds"). On January 9, 2006, the AIT Funds were reorganized into corresponding funds of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs VIT funds. AFIMS has no relationship with the Goldman Sachs VIT funds.

          Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

          The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Sixty-two Sub-Accounts are currently offered by the Separate Account, of which sixty-one had activity during the year. One Sub-Account had no Policy Owner activity and zero balances at December 31, 2007. The Sub-Account is:

     Janus Aspen Mid Cap Growth Portfolio Service Shares

          Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

     AIM Variable Insurance Funds
     AllianceBernstein Variable Products Series Fund, Inc.
     Delaware VIP Trust
     DWS Investments VIT Funds
     DWS Variable Series II
     Eaton Vance Variable Trust
     Fidelity Variable Insurance Products Funds
     Franklin Templeton Variable Insurance Products Trust
     Goldman Sachs Variable Insurance Trust
     Janus Aspen Series
     MFS(R) Variable Insurance Trust(SM)
     Oppenheimer Variable Account Funds
     Pioneer Variable Contracts Trust
     T. Rowe Price International Series, Inc.

          The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

SEPARATE ACCOUNT VA-K

          The following Underlying Funds was renamed as indicated:

DATE             OLD NAME                                      NEW NAME
----             --------                                      --------
April 30, 2007   Goldman Sachs VIT International Equity Fund   Goldman Sachs VIT Strategic International Equity Fund
                 Service Shares                                Service Shares

          From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its sub-account offerings, and will determine if it is necessary to discontinue certain Sub-Accounts. As such, as of December 31, 2007, no new payment allocations or transfers may be made to the following Sub-Account of the Separate Account:

     FT VIP Franklin Small Cap Value Securities Fund Class 2

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

          The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

          INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

          FINANCIAL INSTRUMENTS - Commonwealth Annuity adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," ("SFAS No. 157") as of the beginning of 2007. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under SFAS No. 157, fair value measurements are not adjusted for transaction costs. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The effect of adopting SFAS No. 157 was not material to Commonwealth Annuity's financial position or results of operations. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                         Basis of Fair Value Measurement

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

          A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

SEPARATE ACCOUNT VA-K

          STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts.

          Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

          FINANCIAL HIGHLIGHTS - Statement of Position 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: An Amendment to the Audit and Accounting Guide AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. This resulted in additional disclosures as detailed in Note 6, Financial Highlights.

          FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

          Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

SEPARATE ACCOUNT VA-K

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

          Commonwealth Annuity makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

          A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with Commonwealth Annuity, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

          Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate monthly charge is made for each rider.

          The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended are displayed in the table below.

                                           COMMONWEALTH                                    COMMONWEALTH
                                              ANNUITY     COMMONWEALTH    COMMONWEALTH        ANNUITY       COMMONWEALTH    DIRECTED
                                             ADVANTAGE       ANNUITY         ANNUITY      PREMIER CHOICE   ANNUITY VALUE    ADVISORY
                                            EXECANNUITY     IMMEDIATE        PREMIER       WITH OPTIONAL     GENERATION    SOLUTIONS
                                               PLUS         ADVANTAGE        CHOICE            RIDER
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)       1.25%         1.25%            1.30%            1.30%           0.65%         0.50%
Administrative Expense (Annual Rate)           0.20%         0.20%            0.20%            0.20%           0.15%         0.15%
Rider Fees (Annual Rate):                       N/A           N/A              N/A             0.25%            N/A           N/A
Contract Deductions:                                                                                                         0.15%-
Rider Fees (Annual Rate):                   0.15%-0.25%       N/A              N/A              N/A            0.25%         0.25%
Annual Contract Fee (Maximum)                   $30            $0              $35              $35             $35           $35

          A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

          Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

          The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

          During the year ended December 31, 2007 management fees of the Underlying Goldman Sachs VIT Funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT Funds' advisory agreement provided for fees ranging from 0.30% to 1.17% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.02% to 0.12% of the Fund's average daily net assets.

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS

     Transactions from Contract Owners were as follows:

                                                                 COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2007                          2006
                                                              ---------------------------    ---------------------------
                                                                 UNITS          AMOUNT          UNITS          AMOUNT
                                                              -----------    ------------    -----------    ------------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                            7,078,033    $  9,417,226     12,692,589    $ 14,955,669
   Redemption of Units                                        (12,130,208)    (15,943,058)   (39,671,375)    (46,824,234)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (5,052,175)   $ (6,525,832)   (26,978,786)   $(31,868,565)
                                                              ===========    ============    ===========    ============
AIM V.I. Capital Appreciation Fund Series I Shares
   Issuance of Units                                            2,742,001    $  2,366,647        688,188    $    497,146
   Redemption of Units                                         (6,343,313)     (5,306,886)    (8,123,401)     (6,112,361)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (3,601,312)   $ (2,940,239)    (7,435,213)   $ (5,615,215)
                                                              ===========    ============    ===========    ============
AIM V.I. Capital Development Fund Series II Shares
   Issuance of Units                                              146,217    $    222,831        261,427    $    341,345
   Redemption of Units                                           (277,276)       (414,143)      (434,936)       (550,195)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                    (131,059)   $   (191,312)      (173,510)   $   (208,850)
                                                              ===========    ============    ===========    ============
AIM V.I. Core Equity Fund Series I Shares
   Issuance of Units                                            1,469,353    $  1,237,899        569,047    $    418,988
   Redemption of Units                                         (3,487,999)     (2,937,371)    (5,553,320)     (4,051,634)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (2,018,646)   $ (1,699,472)    (4,984,273)   $ (3,632,646)
                                                              ===========    ============    ===========    ============
AIM V.I. Global Health Care Fund Series I Shares
   Issuance of Units                                              728,202    $    816,835        588,097    $    605,193
   Redemption of Units                                         (2,842,847)     (3,148,529)    (3,245,958)     (3,357,364)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (2,114,645)   $ (2,331,694)    (2,657,861)   $ (2,752,171)
                                                              ===========    ============    ===========    ============
AIM V.I. Large Cap Growth Fund Series I Shares
   Issuance of Units                                              792,085    $    718,090        262,377    $    213,898
   Redemption of Units                                         (1,432,897)     (1,318,871)    (1,169,282)       (958,944)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                    (640,812)   $   (600,781)      (906,905)   $   (745,046)
                                                              ===========    ============    ===========    ============
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                            7,850,814    $ 10,987,859     17,468,548    $ 15,949,120
   Redemption of Units                                        (17,918,497)    (25,025,605)   (23,673,794)    (23,752,922)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                 (10,067,683)   $(14,037,746)    (6,205,246)   $ (7,803,803)
                                                              ===========    ============    ===========    ============
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                           10,803,565    $  7,531,757     23,698,794    $ 15,559,969
   Redemption of Units                                        (26,040,013)    (17,809,858)   (44,924,745)    (29,379,583)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                 (15,236,448)   $(10,278,101)   (21,225,951)   $(13,819,613)
                                                              ===========    ============    ===========    ============
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                            2,832,552    $  4,785,011      3,642,349    $  5,118,914
   Redemption of Units                                         (3,721,238)     (6,239,216)    (3,433,572)     (4,874,539)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                    (888,686)   $ (1,454,205)       208,777    $    244,375
                                                              ===========    ============    ===========    ============
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                            1,749,394    $  2,605,221        515,220    $    682,547
   Redemption of Units                                         (2,402,229)     (3,577,225)    (1,837,528)     (2,399,997)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                    (652,835)   $   (972,004)    (1,322,308)   $ (1,717,450)
                                                              ===========    ============    ===========    ============

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                          COMMONWEALTH ANNUITY ADVANTAGE AND
                                                                             EXECANNUITY PLUS (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                          2007                          2006
                                                              ---------------------------    ---------------------------
                                                                 UNITS          AMOUNT          UNITS          AMOUNT
                                                              -----------    ------------    -----------    ------------
Delaware VIP Growth Opportunities Series Service Class
   Issuance of Units                                            1,007,533    $  1,041,479        596,134    $    536,242
   Redemption of Units                                         (2,301,064)     (2,347,406)    (2,322,765)     (2,124,061)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (1,293,531)   $ (1,305,927)    (1,726,631)   $ (1,587,818)
                                                              ===========    ============    ===========    ============
Delaware VIP International Value Equity Series
   Issuance of Units                                            2,536,534    $  9,151,943      2,021,095    $  5,964,277
   Redemption of Units                                         (5,690,828)    (20,609,076)    (5,819,619)    (17,631,047)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (3,154,294)   $(11,457,133)    (3,798,524)   $(11,666,770)
                                                              ===========    ============    ===========    ============
DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                              291,039    $    468,380        217,162    $    325,732
   Redemption of Units                                         (1,061,085)     (1,710,326)    (1,700,254)     (2,507,595)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                    (770,046)   $ (1,241,946)    (1,483,091)   $ (2,181,863)
                                                              ===========    ============    ===========    ============
DWS Technology VIP Class A
   Issuance of Units                                            1,863,674    $    935,946      2,377,583    $  1,054,620
   Redemption of Units                                         (6,235,039)     (3,035,533)    (6,953,865)     (3,137,267)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (4,371,365)   $ (2,099,587)    (4,576,282)   $ (2,082,647)
                                                              ===========    ============    ===========    ============
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                            1,883,297    $  2,060,639      2,563,014    $  2,619,579
   Redemption of Units                                         (3,864,888)     (4,233,779)    (2,820,067)     (2,893,848)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (1,981,591)   $ (2,173,140)      (257,052)   $   (274,269)
                                                              ===========    ============    ===========    ============
Fidelity VIP Asset Manager(SM) Portfolio
   Issuance of Units                                            1,221,063    $  2,640,552        600,580    $  1,104,680
   Redemption of Units                                         (4,381,595)     (9,275,694)    (4,845,934)     (9,203,890)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (3,160,532)   $ (6,635,142)    (4,245,353)   $ (8,099,210)
                                                              ===========    ============    ===========    ============
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                            4,514,046    $  7,559,555      7,674,697    $ 10,936,614
   Redemption of Units                                        (10,724,637)    (17,715,236)   (10,403,713)    (15,020,104)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (6,210,591)   $(10,155,681)    (2,729,016)   $ (4,083,490)
                                                              ===========    ============    ===========    ============
Fidelity VIP Equity-Income Portfolio
   Issuance of Units                                            5,822,190    $ 28,274,445      5,459,761    $ 22,188,687
   Redemption of Units                                        (15,126,656)    (73,355,681)   (20,056,305)    (83,417,465)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (9,304,466)   $(45,081,236)   (14,596,544)   $(61,228,779)
                                                              ===========    ============    ===========    ============
Fidelity VIP Growth Portfolio
   Issuance of Units                                            8,995,349    $ 36,257,087      1,481,743    $  4,732,292
   Redemption of Units                                        (18,378,214)    (72,788,733)   (16,913,668)    (56,979,703)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (9,382,865)   $(36,531,646)   (15,431,925)   $(52,247,411)
                                                              ===========    ============    ===========    ============
Fidelity VIP Growth Opportunities Portfolio Service Class 2
   Issuance of Units                                              979,265    $    983,922        394,162    $    319,097
   Redemption of Units                                         (1,551,311)     (1,496,088)    (1,153,799)       (940,721)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                    (572,046)   $   (512,166)      (759,637)   $   (621,624)
                                                              ===========    ============    ===========    ============

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                          COMMONWEALTH ANNUITY ADVANTAGE AND
                                                                             EXECANNUITY PLUS (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2007                          2006
                                                              ---------------------------    ---------------------------
                                                                 UNITS          AMOUNT          UNITS          AMOUNT
                                                              -----------    ------------    -----------    ------------
Fidelity VIP High Income Portfolio
   Issuance of Units                                            3,230,091    $  7,625,482      1,507,850    $  3,191,476
   Redemption of Units                                         (6,922,928)    (16,351,487)    (6,741,502)    (14,662,003)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (3,692,837)   $ (8,726,005)    (5,233,652)   $(11,470,527)
                                                              ===========    ============    ===========    ============
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                            2,527,511    $  5,221,811      9,176,537    $ 16,250,191
   Redemption of Units                                         (7,220,371)    (14,098,015)   (11,510,151)    (20,304,990)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (4,692,860)   $ (8,876,204)    (2,333,614)   $ (4,054,800)
                                                              ===========    ============    ===========    ============
Fidelity VIP Overseas Portfolio
   Issuance of Units                                            2,542,426    $  7,616,568      1,646,290    $  3,919,481
   Redemption of Units                                         (5,757,121)    (16,964,455)    (5,644,262)    (13,637,479)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (3,214,695)   $ (9,347,887)    (3,997,972)   $ (9,717,998)
                                                              ===========    ============    ===========    ============
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                              700,404    $  1,152,369        721,519    $  1,000,441
   Redemption of Units                                         (1,135,258)     (1,859,161)    (1,862,549)     (2,572,809)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                    (434,854)   $   (706,792)    (1,141,030)   $ (1,572,367)
                                                              ===========    ============    ===========    ============
FT VIP Franklin Growth and Income Securities Fund Class 2
   Issuance of Units                                            1,419,572    $  1,960,822        273,215    $    333,816
   Redemption of Units                                         (1,787,683)     (2,505,449)    (1,615,152)     (2,006,652)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                    (368,111)   $   (544,627)    (1,341,937)   $ (1,672,836)
                                                              ===========    ============    ===========    ============
FT VIP Franklin Large Cap Growth Securities Fund Class 2
   Issuance of Units                                              557,019    $    704,440        217,801    $    243,423
   Redemption of Units                                           (839,032)     (1,060,901)      (815,919)       (909,039)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                    (282,013)   $   (356,461)      (598,118)   $   (665,617)
                                                              ===========    ============    ===========    ============
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                            6,843,953    $  6,294,906     28,424,824    $ 23,042,943
   Redemption of Units                                        (20,314,165)    (18,021,366)   (34,370,006)    (27,926,386)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                 (13,470,212)   $(11,726,460)    (5,945,183)   $ (4,883,443)
                                                              ===========    ============    ===========    ============
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                            2,231,823    $  3,408,508      2,024,996    $  3,022,082
   Redemption of Units                                         (2,937,252)     (4,496,229)    (1,633,387)     (2,473,723)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                    (705,429)   $ (1,087,721)       391,610    $    548,359
                                                              ===========    ============    ===========    ============
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                            3,491,326    $  5,837,280      6,974,001    $ 10,230,873
   Redemption of Units                                         (6,498,563)    (10,760,325)    (8,440,067)    (12,382,436)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                  (3,007,237)   $ (4,923,045)    (1,466,067)   $ (2,151,563)
                                                              ===========    ============    ===========    ============
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                            5,971,763    $ 14,207,174      1,877,830    $  3,580,515
   Redemption of Units                                        (18,340,832)    (42,842,278)   (19,222,308)    (40,003,065)
                                                              -----------    ------------    -----------    ------------
      Net increase (decrease)                                 (12,369,069)   $(28,635,104)   (17,344,477)   $(36,422,550)
                                                              ===========    ============    ===========    ============

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                        COMMONWEALTH ANNUITY ADVANTAGE AND
                                                                           EXECANNUITY PLUS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                        2007                         2006
                                                             --------------------------   --------------------------
                                                                UNITS         AMOUNT         UNITS         AMOUNT
                                                             -----------   ------------   -----------   ------------
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                          12,888,004   $ 27,665,422    11,500,286   $ 23,127,834
   Redemption of Units                                       (20,442,529)   (43,846,005)  (21,557,449)   (43,704,799)
                                                             -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (7,554,525)  $(16,180,583)  (10,057,163)  $(20,576,965)
                                                             ===========   ============   ===========   ============

Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                           7,483,551   $ 29,274,029     2,508,300   $  8,431,284
   Redemption of Units                                       (19,124,247)   (73,711,264)  (19,810,314)   (67,243,219)
                                                             -----------   ------------   -----------   ------------
      Net increase (decrease)                                (11,640,696)  $(44,437,235)  (17,302,014)  $(58,811,936)
                                                             ===========   ============   ===========   ============

Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                           8,997,922   $ 17,042,959     9,224,679   $ 16,478,089
   Redemption of Units                                       (12,577,208)   (23,847,195)  (16,025,225)   (28,813,280)
                                                             -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (3,579,286)  $ (6,804,236)   (6,800,546)  $(12,335,191)
                                                             ===========   ============   ===========   ============

Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                           2,354,705   $  9,500,149     1,046,239   $  3,245,893
   Redemption of Units                                        (7,776,123)   (30,484,266)  (10,715,670)   (35,982,703)
                                                             -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (5,421,418)  $(20,984,117)   (9,669,431)  $(32,736,810)
                                                             ===========   ============   ===========   ============

Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                           4,325,690   $ 19,270,964     4,558,791   $ 17,600,025
   Redemption of Units                                       (10,178,916)   (45,667,878)  (11,136,442)   (43,798,639)
                                                             -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (5,853,226)  $(26,396,914)   (6,577,651)  $(26,198,614)
                                                             ===========   ============   ===========   ============

Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                          72,439,019   $107,571,733   271,668,319   $215,726,492
   Redemption of Units                                       (77,406,222)   115,066,975)  282,139,366)   231,120,077)
                                                             -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (4,967,203)  $ (7,495,242)  (10,471,047)  $(15,393,585)
                                                             ===========   ============   ===========   ============

Goldman Sachs VIT Strategic International Equity Fund
   Service Shares (a)
   Issuance of Units                                           7,126,036   $ 16,267,109     7,065,908   $ 13,283,088
   Redemption of Units                                       (17,131,019)   (38,709,203)  (30,495,457)   (58,604,719)
                                                             -----------   ------------   -----------   ------------
      Net increase (decrease)                                (10,004,983)  $(22,442,094)  (23,429,549)  $(45,321,632)
                                                             ===========   ============   ===========   ============

Goldman Sachs VIT Structured U.S. Equity Fund Service
   Shares
   Issuance of Units                                           5,436,897   $ 16,798,662     6,509,079   $ 18,444,691
   Redemption of Units                                       (14,067,448)   (43,739,462)  (15,798,264)   (45,412,632)
                                                             -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (8,630,551)  $(26,940,800)   (9,289,185)  $(26,967,941)
                                                             ===========   ============   ===========   ============

Janus Aspen Growth and Income Portfolio Service Shares
   Issuance of Units                                           2,314,921   $  2,314,469     4,538,378   $  3,989,684
   Redemption of Units                                        (7,183,791)    (7,080,353)   (8,568,698)    (7,617,991)
                                                             -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (4,868,870)  $ (4,765,884)   (4,030,319)  $ (3,628,307)
                                                             ===========   ============   ===========   ============

Janus Aspen Large Cap Growth Portfolio Service Shares
   Issuance of Units                                           3,873,348   $  2,935,086     1,368,161   $    870,503
   Redemption of Units                                        (8,501,387)    (6,320,365)   (9,748,722)    (6,286,848)
                                                             -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (4,628,039)  $ (3,385,279)   (8,380,561)  $ (5,416,344)
                                                             ===========   ============   ===========   ============

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                    COMMONWEALTH ANNUITY ADVANTAGE AND
                                                                       EXECANNUITY PLUS (CONTINUED)
                                                                         YEAR ENDED DECEMBER 31,
                                                                     2007                        2006
                                                          -------------------------   -------------------------
                                                             UNITS        AMOUNT         UNITS        AMOUNT
                                                          ----------   ------------   ----------   ------------
MFS(R) Mid Cap Growth Series Service Shares
   Issuance of Units                                         251,800   $    298,407      134,369   $    140,864
   Redemption of Units                                      (874,984)    (1,021,412)  (1,834,432)    (2,001,909)
                                                          ----------   ------------   ----------   ------------
      Net increase (decrease)                               (623,184)  $   (723,005)  (1,700,063)  $ (1,861,045)
                                                          ==========   ============   ==========   ============

MFS(R) New Discovery Series Service Shares
   Issuance of Units                                         452,394   $    570,239      419,117   $    441,073
   Redemption of Units                                      (688,122)      (859,841)    (662,781)      (709,946)
                                                          ----------   ------------   ----------   ------------
      Net increase (decrease)                               (235,728)  $   (289,602)    (243,664)  $   (268,873)
                                                          ==========   ============   ==========   ============

MFS(R) Total Return Series Service Shares
   Issuance of Units                                       1,543,621   $  2,032,219    1,117,319   $  1,324,479
   Redemption of Units                                    (3,390,166)    (4,467,583)  (4,819,293)    (5,724,836)
                                                          ----------   ------------   ----------   ------------
      Net increase (decrease)                             (1,846,545)  $ (2,435,364)  (3,701,974)  $ (4,400,357)
                                                          ==========   ============   ==========   ============

MFS(R) Utilities Series Service Shares
   Issuance of Units                                       1,609,743   $  3,902,080    1,651,753   $  2,908,126
   Redemption of Units                                    (1,739,129)    (4,282,266)  (1,874,932)    (3,374,306)
                                                          ----------   ------------   ----------   ------------
      Net increase (decrease)                               (129,386)  $   (380,186)    (223,179)  $   (466,181)
                                                          ==========   ============   ==========   ============

Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                         599,115   $    824,320      601,128   $    730,065
   Redemption of Units                                      (954,270)    (1,306,390)  (1,300,957)    (1,604,422)
                                                          ----------   ------------   ----------   ------------
      Net increase (decrease)                               (355,155)  $   (482,070)    (699,829)  $   (874,357)
                                                          ==========   ============   ==========   ============

Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                         727,020   $    943,976      753,028   $    675,053
   Redemption of Units                                    (2,163,068)    (2,726,213)  (2,734,955)    (2,891,309)
                                                          ----------   ------------   ----------   ------------
      Net increase (decrease)                             (1,436,048)  $ (1,782,237)  (1,981,926)  $ (2,216,256)
                                                          ==========   ============   ==========   ============

Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                       2,004,902   $  3,495,833    1,821,529   $  2,527,357
   Redemption of Units                                    (3,340,616)    (5,814,300)  (3,209,243)    (4,604,873)
                                                          ----------   ------------   ----------   ------------
      Net increase (decrease)                             (1,335,714)  $ (2,318,467)  (1,387,714)  $ (2,077,515)
                                                          ==========   ============   ==========   ============

Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                       1,494,710   $  2,017,996    1,766,889   $  2,214,517
   Redemption of Units                                    (2,599,998)    (3,509,428)  (4,800,363)    (6,056,866)
                                                          ----------   ------------   ----------   ------------
      Net increase (decrease)                             (1,105,288)  $ (1,491,432)  (3,033,474)  $ (3,842,349)
                                                          ==========   ============   ==========   ============

Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                         307,487   $    407,173      283,831   $    335,176
   Redemption of Units                                      (854,776)    (1,139,182)    (637,911)      (755,794)
                                                          ----------   ------------   ----------   ------------
      Net increase (decrease)                               (547,289)  $   (732,009)    (354,079)  $   (420,618)
                                                          ==========   ============   ==========   ============

Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                       3,265,312   $  8,744,957    4,061,209   $  7,389,867
   Redemption of Units                                    (5,095,085)   (13,748,787)  (8,033,365)   (14,585,222)
                                                          ----------   ------------   ----------   ------------
      Net increase (decrease)                             (1,829,773)  $ (5,003,830)  (3,972,156)  $ (7,195,355)
                                                          ==========   ============   ==========   ============

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                      COMMONWEALTH ANNUITY ADVANTAGE AND
                                                                         EXECANNUITY PLUS (CONTINUED)
                                                                            YEAR ENDED DECEMBER 31,
                                                                       2007                         2006
                                                            --------------------------   -------------------------
                                                                UNITS        AMOUNT         UNITS        AMOUNT
                                                            -----------   ------------   ----------   ------------
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                          2,095,928   $  5,726,563    1,164,762   $  2,780,037
   Redemption of Units                                       (3,476,490)    (9,508,193)  (2,407,348)    (5,886,893)
                                                            -----------   ------------   ----------   ------------
      Net increase (decrease)                                (1,380,562)  $ (3,781,630)  (1,242,586)  $ (3,106,857)
                                                            ===========   ============   ==========   ============

T. Rowe Price International Stock Portfolio
   Issuance of Units                                          9,354,370   $ 18,199,099    8,210,095   $ 12,736,916
   Redemption of Units                                      (15,446,104)   (29,503,699)  (9,877,086)   (15,601,862)
                                                            -----------   ------------   ----------   ------------
      Net increase (decrease)                                (6,091,734)  $(11,304,600)  (1,666,991)  $ (2,864,945)
                                                            ===========   ============   ==========   ============

                                                            COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE
                                                                     YEAR ENDED DECEMBER 31,
                                                                    2007                 2006
                                                             ------------------   ------------------
                                                              UNITS     AMOUNT      UNITS    AMOUNT
                                                             -------   --------   -------   --------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                          10,034   $ 12,491     5,039   $  3,612
   Redemption of Units                                       (14,311)   (18,395)  (49,136)   (55,307)
                                                             -------   --------   -------   --------
      Net increase (decrease)                                 (4,277)  $ (5,904)  (44,097)  $(51,695)
                                                             =======   ========   =======   ========

AIM V.I. Capital Appreciation Fund Series I Shares
   Issuance of Units                                           2,136   $  2,284     1,549   $  1,550
   Redemption of Units                                       (11,718)   (12,579)   (9,452)    (9,185)
                                                             -------   --------   -------   --------
      Net increase (decrease)                                 (9,582)  $(10,295)   (7,903)  $ (7,635)
                                                             =======   ========   =======   ========

AIM V.I. Core Equity Fund Series I Shares
   Issuance of Units                                           3,897   $  3,725     6,605   $  5,746
   Redemption of Units                                       (25,273)   (24,346)  (22,466)   (19,070)
                                                             -------   --------   -------   --------
      Net increase (decrease)                                (21,376)  $(20,621)  (15,861)  $(13,324)
                                                             =======   ========   =======   ========

AIM V.I. Global Health Care Fund Series I Shares
   Issuance of Units                                             961   $  1,137        84   $      8
   Redemption of Units                                        (7,060)    (8,376)   (9,769)   (10,449)
                                                             -------   --------   -------   --------
      Net increase (decrease)                                 (6,099)  $ (7,239)   (9,685)  $(10,442)
                                                             =======   ========   =======   ========

AIM V.I. Large Cap Growth Fund Series I Shares
   Issuance of Units                                              --   $     --       305   $      5
   Redemption of Units                                        (3,969)    (3,564)  (11,945)    (9,292)
                                                             -------   --------   -------   --------
      Net increase (decrease)                                 (3,969)  $ (3,564)  (11,640)  $ (9,287)
                                                             =======   ========   =======   ========

AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                           4,328   $  5,380    31,763   $ 27,046
   Redemption of Units                                       (45,813)   (57,120)  (75,633)   (74,386)
                                                             -------   --------   -------   --------
      Net increase (decrease)                                (41,485)  $(51,740)  (43,870)  $(47,340)
                                                             =======   ========   =======   ========

AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                          12,849   $ 10,768    18,829   $ 10,653
   Redemption of Units                                       (29,276)   (26,051)  (53,126)   (40,296)
                                                             -------   --------   -------   --------
      Net increase (decrease)                                (16,427)  $(15,283)  (34,297)  $(29,643)
                                                             =======   ========   =======   ========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                 COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE
                                                                                (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       2007                     2006
                                                              ---------------------    ---------------------
                                                                UNITS       AMOUNT       UNITS       AMOUNT
                                                              --------    ---------    --------    ---------
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                               101    $     167      10,819    $  14,105
   Redemption of Units                                          (2,539)      (4,365)     (4,449)      (4,803)
                                                              --------    ---------    --------    ---------
      Net increase (decrease)                                   (2,438)   $  (4,198)      6,370    $   9,302
                                                              ========    =========    ========    =========
Delaware VIP Growth Opportunities Series Service Class
   Issuance of Units                                               219    $     303          --    $      --
   Redemption of Units                                          (2,688)      (3,682)     (3,791)      (4,648)
                                                              --------    ---------    --------    ---------
      Net increase (decrease)                                   (2,469)   $  (3,379)     (3,791)   $  (4,648)
                                                              ========    =========    ========    =========
Delaware VIP International Value Equity Series
   Issuance of Units                                             2,456    $   4,681          21    $      --
   Redemption of Units                                         (10,227)     (20,728)     (8,429)     (14,253)
                                                              --------    ---------    --------    ---------
      Net increase (decrease)                                   (7,771)   $ (16,047)     (8,408)   $ (14,253)
                                                              ========    =========    ========    =========
DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                             3,624    $   4,884          19    $      24
   Redemption of Units                                          (6,266)      (8,928)     (3,347)      (4,269)
                                                              --------    ---------    --------    ---------
      Net increase (decrease)                                   (2,642)   $  (4,044)     (3,328)   $  (4,245)
                                                              ========    =========    ========    =========
DWS Technology VIP Class A
   Issuance of Units                                               965    $     764      11,469    $   8,842
   Redemption of Units                                          (6,408)      (5,049)     (5,896)      (4,361)
                                                              --------    ---------    --------    ---------
      Net increase (decrease)                                   (5,443)   $  (4,285)      5,573    $   4,481
                                                              ========    =========    ========    =========
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                             4,914    $   5,388          22    $      23
   Redemption of Units                                         (14,241)     (15,670)    (11,743)     (12,469)
                                                              --------    ---------    --------    ---------
      Net increase (decrease)                                   (9,327)   $ (10,282)    (11,722)   $ (12,446)
                                                              ========    =========    ========    =========
Fidelity VIP Asset Manager(SM) Portfolio
   Issuance of Units                                            13,307    $  14,759       4,715    $   2,147
   Redemption of Units                                         (42,172)     (50,214)    (26,592)     (24,749)
                                                              --------    ---------    --------    ---------
      Net increase (decrease)                                  (28,865)   $ (35,455)    (21,877)   $ (22,601)
                                                              ========    =========    ========    =========
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                            12,766    $  20,321       2,466    $     127
   Redemption of Units                                         (24,200)     (39,246)    (20,325)     (25,819)
                                                              --------    ---------    --------    ---------
      Net increase (decrease)                                  (11,434)   $ (18,925)    (17,860)   $ (25,692)
                                                              ========    =========    ========    =========
Fidelity VIP Equity-Income Portfolio
   Issuance of Units                                            16,366    $  25,251      13,231    $  11,313
   Redemption of Units                                        (101,918)    (157,981)   (107,937)    (136,699)
                                                              --------    ---------    --------    ---------
      Net increase (decrease)                                  (85,552)   $(132,730)    (94,706)   $(125,386)
                                                              ========    =========    ========    =========
Fidelity VIP Growth Portfolio
   Issuance of Units                                            22,723    $  17,199      41,697    $  22,536
   Redemption of Units                                        (153,596)    (128,954)   (165,996)    (110,710)
                                                              --------    ---------    --------    ---------
      Net increase (decrease)                                 (130,873)   $(111,755)   (124,299)   $ (88,174)
                                                              ========    =========    ========    =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                 COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE
                                                                                (CONTINUED)
                                                                            YEAR ENDED DECEMBER 31,
                                                                       2007                    2006
                                                               --------------------    --------------------
                                                                 UNITS      AMOUNT       UNITS      AMOUNT
                                                               --------    --------    --------    --------
Fidelity VIP Growth Opportunities Portfolio Service Class 2
   Issuance of Units                                                 --    $     --          --    $     --
   Redemption of Units                                             (284)       (329)     (8,910)     (9,136)
                                                               --------    --------    --------    --------
      Net increase (decrease)                                      (284)   $   (329)     (8,910)   $ (9,136)
                                                               ========    ========    ========    ========
Fidelity VIP High Income Portfolio
   Issuance of Units                                             11,829    $ 12,441      10,787    $  9,696
   Redemption of Units                                          (34,247)    (36,255)    (23,645)    (22,501)
                                                               --------    --------    --------    --------
      Net increase (decrease)                                   (22,418)   $(23,814)    (12,858)   $(12,805)
                                                               ========    ========    ========    ========
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                              1,529    $  3,324       1,889    $  1,801
   Redemption of Units                                           (6,124)    (12,087)     (9,215)    (14,662)
                                                               --------    --------    --------    --------
      Net increase (decrease)                                    (4,595)   $ (8,763)     (7,325)   $(12,861)
                                                               ========    ========    ========    ========
Fidelity VIP Overseas Portfolio
   Issuance of Units                                             12,771    $ 15,720       8,264    $  8,300
   Redemption of Units                                          (29,041)    (34,661)    (32,960)    (31,910)
                                                               --------    --------    --------    --------
      Net increase (decrease)                                   (16,270)   $(18,941)    (24,696)   $(23,610)
                                                               ========    ========    ========    ========
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                                 --    $     --          --    $     --
   Redemption of Units                                             (308)       (500)       (313)       (432)
                                                               --------    --------    --------    --------
      Net increase (decrease)                                      (308)   $   (500)       (313)   $   (432)
                                                               ========    ========    ========    ========
FT VIP Franklin Growth and Income Securities Fund Class 2
   Issuance of Units                                                130    $    154           2    $      2
   Redemption of Units                                           (1,811)     (2,121)     (2,205)     (2,248)
                                                               --------    --------    --------    --------
      Net increase (decrease)                                    (1,681)   $ (1,967)     (2,203)   $ (2,246)
                                                               ========    ========    ========    ========
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                              5,362    $  6,324      17,268    $  8,301
   Redemption of Units                                          (21,765)    (25,618)    (30,511)    (21,985)
                                                               --------    --------    --------    --------
      Net increase (decrease)                                   (16,403)   $(19,294)    (13,244)   $(13,683)
                                                               ========    ========    ========    ========
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                              1,951    $  2,998          --    $     --
   Redemption of Units                                              (17)        (25)         --          --
                                                               --------    --------    --------    --------
      Net increase (decrease)                                     1,934    $  2,973          --    $     --
                                                               ========    ========    ========    ========
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                              4,469    $  7,097       8,194    $  8,930
   Redemption of Units                                           (7,928)    (12,967)    (12,049)    (14,675)
                                                               --------    --------    --------    --------
      Net increase (decrease)                                    (3,459)   $ (5,870)     (3,855)   $ (5,745)
                                                               ========    ========    ========    ========
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                             29,442    $ 20,075      20,250    $  9,628
   Redemption of Units                                         (115,813)    (82,868)   (125,054)    (86,465)
                                                               --------    --------    --------    --------
      Net increase (decrease)                                   (86,371)   $(62,793)   (104,805)   $(76,837)
                                                               ========    ========    ========    ========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                              COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE
                                                                                             (CONTINUED)
                                                                                       YEAR ENDED DECEMBER 31,
                                                                                   2007                     2006
                                                                           ---------------------    ---------------------
                                                                             UNITS       AMOUNT       UNITS       AMOUNT
                                                                           --------    ---------    --------    ---------
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                        261,050    $ 352,489      49,104    $  38,404
   Redemption of Units                                                     (230,662)    (310,143)   (109,235)    (115,210)
                                                                           --------    ---------    --------    ---------
      Net increase (decrease)                                                30,388    $  42,346     (60,130)   $ (76,805)
                                                                           ========    =========    ========    =========
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                        372,306    $ 374,952      61,219    $   8,133
   Redemption of Units                                                     (538,636)    (550,613)   (264,891)    (196,086)
                                                                           --------    ---------    --------    ---------
      Net increase (decrease)                                              (166,330)   $(175,661)   (203,672)   $(187,953)
                                                                           ========    =========    ========    =========
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                        133,420    $ 173,913      20,080    $  16,869
   Redemption of Units                                                     (109,625)    (143,061)    (65,338)     (74,464)
                                                                           --------    ---------    --------    ---------
      Net increase (decrease)                                                23,795    $  30,852     (45,258)   $ (57,594)
                                                                           ========    =========    ========    =========
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                         15,464    $  25,883       3,671    $   3,909
   Redemption of Units                                                      (24,840)     (43,148)    (37,988)     (58,027)
                                                                           --------    ---------    --------    ---------
      Net increase (decrease)                                                (9,376)   $ (17,265)    (34,317)   $ (54,118)
                                                                           ========    =========    ========    =========
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                          8,627    $  21,895       8,770    $  15,877
   Redemption of Units                                                      (38,919)     (99,425)    (43,311)     (93,758)
                                                                           --------    ---------    --------    ---------
      Net increase (decrease)                                               (30,292)   $ (77,530)    (34,542)   $ (77,880)
                                                                           ========    =========    ========    =========
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                         24,630    $  27,570       5,016    $   5,491
   Redemption of Units                                                     (136,856)    (155,336)    (75,562)     (82,263)
                                                                           --------    ---------    --------    ---------
      Net increase (decrease)                                              (112,226)   $(127,766)    (70,545)   $ (76,773)
                                                                           ========    =========    ========    =========
Goldman Sachs VIT Strategic International Equity Fund Service Shares (a)
   Issuance of Units                                                         18,136    $  20,022      12,053    $   4,131
   Redemption of Units                                                      (54,552)     (62,543)   (113,309)    (103,087)
                                                                           --------    ---------    --------    ---------
      Net increase (decrease)                                               (36,416)   $ (42,521)   (101,256)   $ (98,956)
                                                                           ========    =========    ========    =========
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                        371,453    $ 329,402      36,678    $  22,340
   Redemption of Units                                                     (339,308)    (304,188)   (151,766)    (126,297)
                                                                           --------    ---------    --------    ---------
      Net increase (decrease)                                                32,145    $  25,214    (115,088)   $(103,956)
                                                                           ========    =========    ========    =========
Janus Aspen Growth and Income Portfolio Service Shares
   Issuance of Units                                                          1,562    $   1,721         194    $       5
   Redemption of Units                                                       (9,441)     (10,459)    (15,167)     (15,519)
                                                                           --------    ---------    --------    ---------
      Net increase (decrease)                                                (7,879)   $  (8,738)    (14,974)   $ (15,514)
                                                                           ========    =========    ========    =========
Janus Aspen Large Cap Growth Portfolio Service Shares
   Issuance of Units                                                          1,061    $     902         169    $       5
   Redemption of Units                                                       (8,069)      (7,292)     (9,119)      (7,020)
                                                                           --------    ---------    --------    ---------
      Net increase (decrease)                                                (7,008)   $  (6,390)     (8,951)   $  (7,015)
                                                                           ========    =========    ========    =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE
                                                                         (CONTINUED)
                                                                   YEAR ENDED DECEMBER 31,
                                                                  2007                  2006
                                                          --------------------   ------------------
                                                            UNITS      AMOUNT     UNITS     AMOUNT
                                                          --------   ---------   -------   --------
MFS(R) Total Return Series Service Shares
   Issuance of Units                                            --   $      --     2,522   $  2,954
   Redemption of Units                                     (13,261)    (17,633)  (11,826)   (13,940)
                                                          --------   ---------   -------   --------
      Net increase (decrease)                              (13,261)  $ (17,633)   (9,305)  $(10,986)
                                                          ========   =========   =======   ========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                             4   $       6        --   $     --
   Redemption of Units                                        (560)       (751)     (583)      (721)
                                                          --------   ---------   -------   --------
      Net increase (decrease)                                 (556)  $    (745)     (583)  $   (721)
                                                          ========   =========   =======   ========
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                            --   $      --        --   $     --
   Redemption of Units                                      (2,822)     (3,570)   (2,895)    (3,218)
                                                          --------   ---------   -------   --------
      Net increase (decrease)                               (2,822)  $  (3,570)   (2,895)  $ (3,218)
                                                          ========   =========   =======   ========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                            --   $      --     1,843   $  3,027
   Redemption of Units                                      (6,683)    (11,391)   (5,424)    (8,098)
                                                          --------   ---------   -------   --------
      Net increase (decrease)                               (6,683)  $ (11,391)   (3,582)  $ (5,070)
                                                          ========   =========   =======   ========
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                         2,273   $   3,104       241   $    305
   Redemption of Units                                      (2,400)     (3,238)   (5,087)    (6,431)
                                                          --------   ---------   -------   --------
      Net increase (decrease)                                 (127)  $    (134)   (4,846)  $ (6,126)
                                                          ========   =========   =======   ========
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                        96,645   $ 323,605    15,683   $ 15,935
   Redemption of Units                                     (63,294)   (231,029)  (33,775)   (62,867)
                                                          --------   ---------   -------   --------
      Net increase (decrease)                               33,351   $  92,576   (18,092)  $(46,932)
                                                          ========   =========   =======   ========
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                        32,361   $  90,172     1,622   $    253
   Redemption of Units                                     (29,906)    (79,329)  (21,099)   (49,315)
                                                          --------   ---------   -------   --------
      Net increase (decrease)                                2,455   $  10,843   (19,477)  $(49,062)
                                                          ========   =========   =======   ========
T. Rowe Price International Stock Portfolio
   Issuance of Units                                       170,875   $ 179,251    44,825   $ 22,303
   Redemption of Units                                    (144,908)   (155,656)  (69,287)   (44,002)
                                                          --------   ---------   -------   --------
      Net increase (decrease)                               25,967   $  23,595   (24,463)  $(21,699)
                                                          ========   =========   =======   ========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                               DIRECTED ADVISORY SOLUTIONS
                                                                 YEAR ENDED DECEMBER 31,
                                                                   2007             2006
                                                            ----------------   --------------
                                                             UNITS    AMOUNT   UNITS   AMOUNT
                                                            ------   -------   -----   ------
AllianceBernstein VPS Growth Portfolio Class B
   Issuance of Units                                            --   $    --     --    $  --
   Redemption of Units                                          (6)       (6)    (7)      (6)
                                                            ------   -------   ----    -----
      Net increase (decrease)                                   (6)  $    (6)    (7)   $  (6)
                                                            ======   =======   ====    =====
DWS Government & Agency Securities VIP Class A
   Issuance of Units                                           288   $   365    367    $ 451
   Redemption of Units                                      (1,053)   (1,351)   (80)     (98)
                                                            ------   -------   ----    -----
      Net increase (decrease)                                 (765)  $  (986)   287    $ 352
                                                            ======   =======   ====    =====
DWS Small Cap Index VIP Class A
   Issuance of Units                                            --   $    --     --    $  --
   Redemption of Units                                          (5)       (8)    (5)      (8)
                                                            ------   -------   ----    -----
      Net increase (decrease)                                   (5)  $    (8)    (5)   $  (8)
                                                            ======   =======   ====    =====
Fidelity VIP Growth & Income Portfolio Service Class 2
   Issuance of Units                                            --   $    --     --    $  --
   Redemption of Units                                         (13)      (16)   (15)     (16)
                                                            ------   -------   ----    -----
      Net increase (decrease)                                  (13)  $   (16)   (15)   $ (16)
                                                            ======   =======   ====    =====
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                            33   $    70    114    $ 228
   Redemption of Units                                      (1,259)   (2,870)  (247)    (496)
                                                            ------   -------   ----    -----
      Net increase (decrease)                               (1,226)  $(2,800)  (132)   $(268)
                                                            ======   =======   ====    =====
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                            --   $    --     --    $  --
   Redemption of Units                                         (16)      (27)   (18)     (27)
                                                            ------   -------   ----    -----
      Net increase (decrease)                                  (16)  $   (27)   (18)   $ (27)
                                                            ======   =======   ====    =====
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                            --   $    --     --    $  --
   Redemption of Units                                          (1)       (2)    (2)      (2)
                                                            ------   -------   ----    -----
      Net increase (decrease)                                   (1)  $    (2)    (2)   $  (2)
                                                            ======   =======   ====    =====
Janus Aspen International Growth Portfolio Service Shares
   Issuance of Units                                            --   $    --     --    $  --
   Redemption of Units                                          (7)      (12)    (8)     (11)
                                                            ------   -------   ----    -----
      Net increase (decrease)                                   (7)  $   (12)    (8)   $ (11)
                                                            ======   =======   ====    =====
Pioneer Fund VCT Portfolio Class II
   Issuance of Units                                           275   $   338    126    $ 132
   Redemption of Units                                      (2,094)   (2,588)  (229)    (252)
                                                            ------   -------   ----    -----
      Net increase (decrease)                               (1,819)  $(2,250)  (104)   $(120)
                                                            ======   =======   ====    =====

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                     COMMONWEALTH ANNUITY VALUE GENERATION
                                                             YEAR ENDED DECEMBER 31,
                                                            2007               2006
                                                     -----------------   ----------------
                                                      UNITS    AMOUNT     UNITS    AMOUNT
                                                     ------   --------   ------   -------
DWS Equity 500 Index VIP Class A
   Issuance of Units                                     --   $     --       --   $    --
   Redemption of Units                               (9,686)   (10,915)  (6,350)   (6,139)
                                                     ------   --------   ------   -------
      Net increase (decrease)                        (9,686)  $(10,915)  (6,350)  $(6,139)
                                                     ======   ========   ======   =======
DWS Government & Agency Securities VIP Class A
   Series II Class A
   Issuance of Units                                     --   $     --       --   $    --
   Redemption of Units                               (7,237)    (9,124)  (4,745)   (5,692)
                                                     ------   --------   ------   -------
      Net increase (decrease)                        (7,237)  $ (9,124)  (4,745)  $(5,692)
                                                     ======   ========   ======   =======
DWS Small Cap Index VIP Class A
   Issuance of Units                                     --   $     --       --   $    --
   Redemption of Units                               (3,084)    (4,964)  (2,022)   (2,832)
                                                     ------   --------   ------   -------
      Net increase (decrease)                        (3,084)  $ (4,964)  (2,022)  $(2,832)
                                                     ======   ========   ======   =======
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                     --   $     --       --   $    --
   Redemption of Units                               (7,299)    (8,144)  (4,785)   (5,181)
                                                     ------   --------   ------   -------
      Net increase (decrease)                        (7,299)  $ (8,144)  (4,785)  $(5,181)
                                                     ======   ========   ======   =======
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                     --   $     --       --   $    --
   Redemption of Units                               (3,368)    (3,850)  (2,208)   (2,114)
                                                     ------   --------   ------   -------
      Net increase (decrease)                        (3,368)  $ (3,850)  (2,208)  $(2,114)
                                                     ======   ========   ======   =======

                                                        COMMONWEALTH ANNUITY PREMIER CHOICE
                                                               YEAR ENDED DECEMBER 31,
                                                             2007                  2006
                                                     ------------------   --------------------
                                                      UNITS     AMOUNT      UNITS      AMOUNT
                                                     -------   --------   --------   ---------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                   3,748   $  4,806     15,135   $  16,892
   Redemption of Units                               (57,022)   (72,757)  (178,725)   (206,618)
                                                     -------   --------   --------   ---------
      Net increase (decrease)                        (53,274)  $(67,951)  (163,589)  $(189,726)
                                                     =======   ========   ========   =========
AIM V.I. Capital Appreciation Fund Series I Shares
   Issuance of Units                                   1,642   $  2,367      3,636   $   4,940
   Redemption of Units                               (13,022)   (18,780)   (32,922)    (44,298)
                                                     -------   --------   --------   ---------
      Net increase (decrease)                        (11,380)  $(16,413)   (29,285)  $ (39,357)
                                                     =======   ========   ========   =========
AIM V.I. Core Equity Fund Series I Shares
   Issuance of Units                                      --   $     --         --   $      --
   Redemption of Units                               (27,319)   (34,172)   (52,133)    (54,053)
                                                     -------   --------   --------   ---------
      Net increase (decrease)                        (27,319)  $(34,172)   (52,133)  $ (54,053)
                                                     =======   ========   ========   =========
AIM V.I. Global Health Care Fund Series I Shares
   Issuance of Units                                      --   $     --         --   $      --
   Redemption of Units                               (10,414)   (12,980)      (813)       (920)
                                                     -------   --------   --------   ---------
      Net increase (decrease)                        (10,414)  $(12,980)      (813)  $    (920)
                                                     =======   ========   ========   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                   COMMONWEALTH ANNUITY PREMIER CHOICE
                                                                               (CONTINUED)
                                                                         YEAR ENDED DECEMBER 31,
                                                                      2007                   2006
                                                               -------------------   --------------------
                                                                UNITS      AMOUNT      UNITS      AMOUNT
                                                               -------   ---------   --------   ---------
AIM V.I. Large Cap Growth Fund Series I Shares
   Issuance of Units                                                --   $      --         --   $      --
   Redemption of Units                                              (7)         (8)    (1,540)     (1,650)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                       (7)  $      (8)    (1,540)  $  (1,650)
                                                               =======   =========   ========   =========
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                             3,873   $   5,720     24,471   $  28,293
   Redemption of Units                                         (68,382)   (101,760)  (309,308)   (389,761)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                  (64,509)  $ (96,040)  (284,837)  $(361,468)
                                                               =======   =========   ========   =========
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                             1,254   $   1,438      6,814   $   5,454
   Redemption of Units                                         (22,931)    (27,025)  (146,775)   (167,080)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                  (21,677)  $ (25,587)  (139,962)  $(161,626)
                                                               =======   =========   ========   =========
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                               859   $   1,400        134   $      27
   Redemption of Units                                          (4,351)     (7,302)   (11,966)    (17,634)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (3,492)  $  (5,902)   (11,832)  $ (17,607)
                                                               =======   =========   ========   =========
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                               576   $     811        164   $     214
   Redemption of Units                                          (5,114)     (7,580)      (176)       (236)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (4,538)  $  (6,769)       (12)  $     (21)
                                                               =======   =========   ========   =========
Delaware VIP Growth Opportunities Series Service Class
   Issuance of Units                                                --   $      --         --   $      --
   Redemption of Units                                          (5,035)     (8,976)   (27,820)    (45,223)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (5,035)  $  (8,976)   (27,820)  $ (45,223)
                                                               =======   =========   ========   =========
Delaware VIP International Value Equity Series
   Issuance of Units                                                --   $      --      2,839   $   5,380
   Redemption of Units                                          (1,289)     (2,924)   (11,492)    (21,775)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (1,289)  $  (2,924)    (8,652)  $ (16,394)
                                                               =======   =========   ========   =========
DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                                --   $      --         --   $      --
   Redemption of Units                                          (3,513)     (5,184)   (76,315)   (103,320)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (3,513)  $  (5,184)   (76,315)  $(103,320)
                                                               =======   =========   ========   =========
DWS Technology VIP Class A
   Issuance of Units                                                --   $      --         --   $      --
   Redemption of Units                                              (1)         (2)      (753)       (939)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                       (1)  $      (2)      (753)  $    (939)
                                                               =======   =========   ========   =========
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                            20,064   $  21,771      7,429   $   6,613
   Redemption of Units                                          (5,641)     (6,148)   (78,451)    (82,471)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   14,423   $  15,623    (71,022)  $ (75,858)
                                                               =======   =========   ========   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                               COMMONWEALTH ANNUITY PREMIER CHOICE
                                                                           (CONTINUED)
                                                                     YEAR ENDED DECEMBER 31,
                                                                   2007                  2006
                                                            ------------------   --------------------
                                                             UNITS     AMOUNT      UNITS      AMOUNT
                                                            -------   --------   --------   ---------
Fidelity VIP Asset Manager(SM) Portfolio
   Issuance of Units                                             --   $     --     22,464   $  41,582
   Redemption of Units                                      (35,083)   (46,302)   (56,966)    (83,431)
                                                            -------   --------   --------   ---------
      Net increase (decrease)                               (35,083)  $(46,302)   (34,502)  $ (41,849)
                                                            =======   ========   ========   =========
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                            247   $    443      2,537   $   2,812
   Redemption of Units                                      (54,146)   (99,098)   (81,454)   (130,336)
                                                            -------   --------   --------   ---------
     Net increase (decrease)                                (53,899)  $(98,655)   (78,917)  $(127,524)
                                                            =======   ========   ========   =========
Fidelity VIP Equity-Income Portfolio
   Issuance of Units                                          6,220   $  9,820     10,777   $  13,541
   Redemption of Units                                      (43,425)   (71,714)  (192,688)   (264,070)
                                                            -------   --------   --------   ---------
      Net increase (decrease)                               (37,205)  $(61,894)  (181,910)  $(250,528)
                                                            =======   ========   ========   =========
Fidelity VIP Growth Portfolio
   Issuance of Units                                            474   $    585      5,728   $   6,891
   Redemption of Units                                      (22,917)   (31,127)  (142,679)   (158,297)
                                                            -------   --------   --------   ---------
      Net increase (decrease)                               (22,443)  $(30,542)  (136,951)  $(151,406)
                                                            =======   ========   ========   =========
Fidelity VIP High Income Portfolio
   Issuance of Units                                         13,087   $ 20,929      2,930   $  21,366
   Redemption of Units                                      (17,551)   (28,190)   (88,711)   (147,901)
                                                            -------   --------   --------   ---------
      Net increase (decrease)                                (4,464)  $ (7,261)   (85,781)  $(126,535)
                                                            =======   ========   ========   =========
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                            144   $    285     21,369   $  36,959
   Redemption of Units                                       (1,532)    (3,029)   (37,104)    (64,518)
                                                            -------   --------   --------   ---------
      Net increase (decrease)                                (1,388)  $ (2,744)   (15,735)  $ (27,559)
                                                            =======   ========   ========   =========
Fidelity VIP Overseas Portfolio
   Issuance of Units                                             --   $     --         18   $      28
   Redemption of Units                                       (7,878)   (15,367)        (2)         (7)
                                                            -------   --------   --------   ---------
      Net increase (decrease)                                (7,878)  $(15,367)        16   $      21
                                                            =======   ========   ========   =========
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                            573   $    896      2,524   $   3,789
   Redemption of Units                                       (4,760)    (8,005)    (6,958)     (9,460)
                                                            -------   --------   --------   ---------
      Net increase (decrease)                                (4,187)  $ (7,109)    (4,434)  $  (5,671)
                                                            =======   ========   ========   =========
FT VIP Franklin Growth and Income Securities Fund Class 2
   Issuance of Units                                             --   $     --         --   $      --
   Redemption of Units                                       (1,983)    (3,358)   (14,232)    (21,587)
                                                            -------   --------   --------   ---------
      Net increase (decrease)                                (1,983)  $ (3,358)   (14,232)  $ (21,587)
                                                            =======   ========   ========   =========
FT VIP Franklin Large Cap Growth Securities Fund Class 2
   Issuance of Units                                             --   $     --         --   $      --
   Redemption of Units                                           (2)        (3)   (19,071)    (21,154)
                                                            -------   --------   --------   ---------
      Net increase (decrease)                                    (2)  $     (3)   (19,071)  $ (21,154)
                                                            =======   ========   ========   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                   COMMONWEALTH ANNUITY PREMIER CHOICE
                                                                               (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       2007                   2006
                                                               --------------------   --------------------
                                                                 UNITS      AMOUNT      UNITS      AMOUNT
                                                               --------   ---------   --------   ---------
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                                 --   $      --      3,692   $   5,407
   Redemption of Units                                           (5,843)     (8,989)        --          --
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                    (5,843)  $  (8,989)     3,692   $   5,407
                                                               ========   =========   ========   =========
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                                612   $     942      9,301   $  12,783
   Redemption of Units                                           (4,949)     (7,832)  (113,320)   (162,262)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                    (4,337)  $  (6,890)  (104,019)  $(149,479)
                                                               ========   =========   ========   =========
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                437   $     655      1,599   $   5,517
   Redemption of Units                                           (1,843)     (2,756)    (4,544)     (9,431)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                    (1,406)  $  (2,101)    (2,946)  $  (3,914)
                                                               ========   =========   ========   =========
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                193   $     305      5,260   $   7,024
   Redemption of Units                                           (7,527)    (12,221)   (45,298)    (61,017)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                    (7,334)  $ (11,916)   (40,038)  $ (53,993)
                                                               ========   =========   ========   =========
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                                552   $     686      2,259   $   1,730
   Redemption of Units                                          (17,915)    (22,608)  (118,736)   (133,236)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (17,363)  $ (21,922)  (116,477)  $(131,506)
                                                               ========   =========   ========   =========
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                              4,725   $   5,437     26,152   $  36,102
   Redemption of Units                                         (107,160)   (123,185)  (400,372)   (450,019)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                  (102,435)  $(117,748)  (374,220)  $(413,916)
                                                               ========   =========   ========   =========
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                              8,783   $  12,354     12,896   $   7,284
   Redemption of Units                                          (48,523)    (68,159)  (111,734)   (128,256)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (39,740)  $ (55,805)   (98,838)  $(120,973)
                                                               ========   =========   ========   =========
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                             13,112   $  14,529      2,604   $  18,834
   Redemption of Units                                          (27,110)    (30,538)  (161,546)   (191,900)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (13,998)  $ (16,009)  (158,942)  $(173,066)
                                                               ========   =========   ========   =========
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                409   $     797        798   $   1,258
   Redemption of Units                                          (21,905)    (44,777)  (119,561)   (208,391)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (21,496)  $ (43,980)  (118,763)  $(207,133)
                                                               ========   =========   ========   =========
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                735   $   1,422      9,350   $  16,208
   Redemption of Units                                          (54,413)   (112,023)  (248,189)   (431,239)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (53,678)  $(110,601)  (238,840)  $(415,031)
                                                               ========   =========   ========   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                              COMMONWEALTH ANNUITY PREMIER CHOICE
                                                                                         (CONTINUED)
                                                                                     YEAR ENDED DECEMBER 31,
                                                                                 2007                  2006
                                                                           ------------------   --------------------
                                                                            UNITS     AMOUNT      UNITS      AMOUNT
                                                                           -------   --------   --------   ---------
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                        12,772   $ 13,317     79,357   $  19,897
   Redemption of Units                                                     (47,323)   (49,585)  (153,505)    (94,478)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                              (34,551)  $(36,268)   (74,148)  $ (74,581)
                                                                           =======   ========   ========   =========
Goldman Sachs VIT Strategic International Equity Fund Service Shares (a)
   Issuance of Units                                                         1,706   $  2,820      1,006   $   1,335
   Redemption of Units                                                     (15,730)   (26,503)  (103,993)   (147,726)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                              (14,024)  $(23,683)  (102,988)  $(146,391)
                                                                           =======   ========   ========   =========
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                         1,100   $  1,426      7,705   $   9,108
   Redemption of Units                                                      (5,944)    (7,732)   (64,625)    (77,306)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                               (4,844)  $ (6,306)   (56,920)  $ (68,198)
                                                                           =======   ========   ========   =========
Janus Aspen Growth and Income Portfolio Service Shares
   Issuance of Units                                                         1,884   $  2,626      2,146   $   2,785
   Redemption of Units                                                     (20,743)   (29,490)   (24,663)    (31,860)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                              (18,859)  $(26,864)   (22,517)  $ (29,075)
                                                                           =======   ========   ========   =========
Janus Aspen Large Cap Growth Portfolio Service Shares
   Issuance of Units                                                         1,723   $  2,281      3,852   $   4,600
   Redemption of Units                                                      (9,094)   (12,267)   (61,946)    (72,720)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                               (7,371)  $ (9,986)   (58,094)  $ (68,120)
                                                                           =======   ========   ========   =========
MFS(R) Mid Cap Growth Series Service Shares
   Issuance of Units                                                            71   $     86        547   $     556
   Redemption of Units                                                      (2,610)    (3,196)      (136)       (145)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                               (2,539)  $ (3,110)       411   $     410
                                                                           =======   ========   ========   =========
MFS(R) New Discovery Series Service Shares
   Issuance of Units                                                            --   $     --         --   $      --
   Redemption of Units                                                        (486)      (613)      (799)       (892)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                                 (486)  $   (613)      (799)  $    (892)
                                                                           =======   ========   ========   =========
MFS(R) Total Return Series Service Shares
   Issuance of Units                                                             4   $      6         --   $      --
   Redemption of Units                                                      (5,480)    (7,214)   (42,660)    (51,244)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                               (5,476)  $ (7,208)   (42,660)  $ (51,244)
                                                                           =======   ========   ========   =========
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                           279   $    345        426   $     478
   Redemption of Units                                                      (7,443)    (8,935)   (11,665)    (13,068)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                               (7,164)  $ (8,590)   (11,239)  $ (12,590)
                                                                           =======   ========   ========   =========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                           154   $    262     39,533   $  61,849
   Redemption of Units                                                      (9,346)   (16,340)   (53,678)    (82,638)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                               (9,192)  $(16,078)   (14,145)  $ (20,790)
                                                                           =======   ========   ========   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                        COMMONWEALTH ANNUITY PREMIER CHOICE
                                                                    (CONTINUED)
                                                              YEAR ENDED DECEMBER 31,
                                                            2007                  2006
                                                     ------------------   --------------------
                                                      UNITS     AMOUNT      UNITS      AMOUNT
                                                     -------   --------   --------   ---------
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                      11   $     14      2,848   $   3,570
   Redemption of Units                               (40,861)   (55,493)  (134,594)   (169,279)
                                                     -------   --------   --------   ---------
      Net increase (decrease)                        (40,850)  $(55,479)  (131,747)  $(165,709)
                                                     =======   ========   ========   =========
Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                     406   $    523        289   $     333
   Redemption of Units                                (8,318)   (10,649)    (8,801)    (10,067)
                                                     -------   --------   --------   ---------
      Net increase (decrease)                         (7,912)  $(10,126)    (8,513)  $  (9,733)
                                                     =======   ========   ========   =========
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                   3,329   $ 13,737     20,967   $  61,613
   Redemption of Units                                (2,576)   (11,175)   (98,834)   (293,018)
                                                     -------   --------   --------   ---------
      Net increase (decrease)                            753   $  2,562    (77,866)  $(231,405)
                                                     =======   ========   ========   =========
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                   4,822   $ 13,614         --   $      --
   Redemption of Units                                (3,123)    (8,349)   (66,521)   (151,437)
                                                     -------   --------   --------   ---------
      Net increase (decrease)                          1,699   $  5,265    (66,521)  $(151,437)
                                                     =======   ========   ========   =========
T. Rowe Price International Stock Portfolio
   Issuance of Units                                   4,235   $  7,328     14,235   $  21,380
   Redemption of Units                               (17,168)   (31,721)   (74,341)   (112,550)
                                                     -------   --------   --------   ---------
      Net increase (decrease)                        (12,933)  $(24,393)   (60,105)  $ (91,170)
                                                     =======   ========   ========   =========

                                                        COMMONWEALTH ANNUITY PREMIER CHOICE
                                                                WITH OPTIONAL RIDER
                                                               YEAR ENDED DECEMBER 31,
                                                            2007                  2006
                                                     ------------------   --------------------
                                                      UNITS     AMOUNT      UNITS      AMOUNT
                                                     -------   --------   --------   ---------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                   1,289   $  1,568      2,502    $  3,598
   Redemption of Units                                (4,658)    (5,808)   (41,100)    (47,494)
                                                     -------   --------    -------    --------
      Net increase (decrease)                         (3,369)  $ (4,240)   (38,598)   $(43,896)
                                                     =======   ========    =======    ========
AIM V.I. Capital Appreciation Fund Series I Shares
   Issuance of Units                                     276   $    368         33    $     43
   Redemption of Units                               (23,927)   (33,846)      (804)     (1,069)
                                                     -------   --------    -------    --------
      Net increase (decrease)                        (23,651)  $(33,478)      (772)   $ (1,026)
                                                     =======   ========    =======    ========
AIM V.I. Core Equity Fund Series I Shares
   Issuance of Units                                      --   $     --         --    $     --
   Redemption of Units                                    (7)        (8)       (23)        (24)
                                                     -------   --------    -------    --------
      Net increase (decrease)                             (7)  $     (8)       (23)   $    (24)
                                                     =======   ========    =======    ========
AIM V.I. Global Health Care Fund Series I Shares
   Issuance of Units                                      --   $     --         --    $     --
   Redemption of Units                               (13,501)   (16,293)      (371)       (424)
                                                     -------   --------    -------    --------
      Net increase (decrease)                        (13,501)   (16,293)      (371)   $   (424)
                                                     =======   ========    =======    ========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                COMMONWEALTH ANNUITY PREMIER CHOICE WITH
                                                                      OPTIONAL RIDER (CONTINUED)
                                                                        YEAR ENDED DECEMBER 31,
                                                                     2007                 2006
                                                              ------------------   -------------------
                                                               UNITS     AMOUNT     UNITS      AMOUNT
                                                              -------   --------   -------   ---------
AIM V.I. Large Cap Growth Fund Series I Shares
   Issuance of Units                                               --   $     --        --   $      --
   Redemption of Units                                             --         --    (9,142)     (9,953)
                                                              -------   --------   -------   ---------
      Net increase (decrease)                                      --   $     --    (9,142)  $  (9,953)
                                                              =======   ========   =======   =========
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                            2,032   $  2,919       914   $   4,238
   Redemption of Units                                        (48,381)   (70,581)  (29,118)    (41,630)
                                                              -------   --------   -------   ---------
      Net increase (decrease)                                 (46,349)  $(67,662)  (28,204)  $ (37,392)
                                                              =======   ========   =======   =========
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                            3,199   $  3,484       824   $   3,210
   Redemption of Units                                        (45,844)   (51,896)  (28,595)    (34,755)
                                                              -------   --------   -------   ---------
      Net increase (decrease)                                 (42,645)  $(48,412)  (27,771)  $ (31,545)
                                                              =======   ========   =======   =========
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                               --   $     --        73   $     279
   Redemption of Units                                             --         --   (57,130)    (82,111)
                                                              -------   --------   -------   ---------
      Net increase (decrease)                                      --   $     --   (57,057)  $ (81,832)
                                                              =======   ========   =======   =========
Delaware VIP International Value Equity Series
  Issuance of Units                                            22,771   $ 50,000    14,120   $  26,420
  Redemption of Units                                          (5,467)   (12,442)  (75,488)   (144,204)
                                                              -------   --------   -------   ---------
    Net increase (decrease)                                    17,304   $ 37,558   (61,368)  $(117,784)
                                                              =======   ========   =======   =========
DWS Technology VIP Class A
   Issuance of Units                                               --   $     --        --   $      --
   Redemption of Units                                        (11,262)   (13,765)     (309)       (385)
                                                              -------   --------   -------   ---------
     Net increase (decrease)                                  (11,262)  $(13,765)     (309)  $    (385)
                                                              =======   ========   =======   =========
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                               --   $     --     1,148   $   2,468
   Redemption of Units                                         (3,006)    (3,240)  (29,841)    (32,614)
                                                              -------   --------   -------   ---------
      Net increase (decrease)                                  (3,006)  $ (3,240)  (28,693)  $ (30,146)
                                                              =======   ========   =======   =========
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                               10   $     16        75   $   1,712
   Redemption of Units                                             --         --   (75,126)   (122,293)
                                                              -------   --------   -------   ---------
      Net increase (decrease)                                      10   $     16   (75,050)  $(120,581)
                                                              =======   ========   =======   =========
Fidelity VIP Equity-Income Portfolio
   Issuance of Units                                            1,484   $  2,302       713   $   2,561
   Redemption of Units                                        (50,466)   (81,218)  (30,206)    (44,265)
                                                              -------   --------   -------   ---------
      Net increase (decrease)                                 (48,982)  $(78,916)  (29,493)  $ (41,703)
                                                              =======   ========   =======   =========
Fidelity VIP Growth Portfolio
   Issuance of Units                                              528   $    603       162   $     178
   Redemption of Units                                         (8,384)    (9,867)   (8,407)     (9,249)
                                                              -------   --------   -------   ---------
      Net increase (decrease)                                  (7,856)  $ (9,264)   (8,244)  $  (9,071)
                                                              =======   ========   =======   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                COMMONWEALTH ANNUITY PREMIER CHOICE WITH
                                                                       OPTIONAL RIDER (CONTINUED)
                                                                         YEAR ENDED DECEMBER 31,
                                                                       2007                  2006
                                                               -------------------   --------------------
                                                                UNITS      AMOUNT      UNITS      AMOUNT
                                                               -------   ---------   --------   ---------
Fidelity VIP Growth Opportunities Portfolio Service Class 2
   Issuance of Units                                                --   $      --         --   $      --
   Redemption of Units                                          (3,814)     (5,372)    (4,317)     (5,149)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (3,814)  $  (5,372)    (4,317)  $  (5,149)
                                                               =======   =========   ========   =========
Fidelity VIP High Income Portfolio
   Issuance of Units                                                --   $      --     16,918   $   8,145
   Redemption of Units                                         (97,197)   (152,493)   (59,423)    (71,172)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                  (97,197)  $(152,493)   (42,506)  $ (63,026)
                                                               =======   =========   ========   =========
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                                --   $      --      3,488   $   5,244
   Redemption of Units                                          (5,747)    (11,422)    (5,588)     (8,558)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (5,747)  $ (11,422)    (2,101)  $  (3,313)
                                                               =======   =========   ========   =========
Fidelity VIP Overseas Portfolio
   Issuance of Units                                                --   $      --     29,559   $  49,972
   Redemption of Units                                          (6,987)    (13,672)    (5,224)     (8,914)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (6,987)  $ (13,672)    24,335   $  41,057
                                                               =======   =========   ========   =========
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                             1,108   $   1,743      2,912   $   4,000
   Redemption of Units                                              --          --         (4)         (3)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                    1,108   $   1,743      2,908   $   3,997
                                                               =======   =========   ========   =========
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                               412   $     604         34   $     628
   Redemption of Units                                         (14,191)    (21,363)    (3,676)     (5,996)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                  (13,779)  $ (20,759)    (3,642)  $  (5,367)
                                                               =======   =========   ========   =========
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                --   $      --      8,438   $   7,962
   Redemption of Units                                              --          --     (8,438)     (8,299)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                       --   $      --         --   $    (337)
                                                               =======   =========   ========   =========
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                               483   $     725        294   $     448
   Redemption of Units                                          (2,763)     (4,389)    (3,224)     (4,302)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (2,280)  $  (3,664)    (2,930)  $  (3,854)
                                                               =======   =========   ========   =========
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                               722   $     829        213   $   1,177
   Redemption of Units                                          (1,723)     (2,076)    (6,442)     (8,461)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (1,001)  $  (1,247)    (6,229)  $  (7,284)
                                                               =======   =========   ========   =========
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                             8,313   $   9,370     27,289   $  22,768
   Redemption of Units                                         (13,620)    (15,411)  (221,667)   (236,048)
                                                               -------   ---------   --------   ---------
      Net increase (decrease)                                   (5,307)  $  (6,041)  (194,378)  $(213,279)
                                                               =======   =========   ========   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                            COMMONWEALTH ANNUITY PREMIER CHOICE WITH
                                                                                   OPTIONAL RIDER (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  2007                  2006
                                                                           ------------------   --------------------
                                                                            UNITS     AMOUNT      UNITS      AMOUNT
                                                                           -------   --------   --------   ---------
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                           104   $    146      1,938   $  11,495
   Redemption of Units                                                      (2,808)    (3,892)   (40,449)    (58,798)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                               (2,704)  $ (3,746)   (38,511)  $ (47,303)
                                                                           =======   ========   ========   =========
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                        46,826   $ 50,978     25,786   $  11,686
   Redemption of Units                                                      (8,576)    (9,509)  (241,225)   (240,613)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                               38,250   $ 41,469   (215,438)  $(228,927)
                                                                           =======   ========   ========   =========
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                           247   $    456        281   $     576
   Redemption of Units                                                     (27,329)   (53,485)   (65,305)   (110,295)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                              (27,082)  $(53,029)   (65,023)  $(109,720)
                                                                           =======   ========   ========   =========
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                           753   $  1,447        349   $     601
   Redemption of Units                                                     (25,532)   (52,374)    (9,459)    (16,227)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                              (24,779)  $(50,927)    (9,110)  $ (15,626)
                                                                           =======   ========   ========   =========
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                           487   $    504     42,905   $ 102,587
   Redemption of Units                                                     (83,190)   (85,441)  (107,109)   (165,748)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                              (82,703)  $(84,937)   (64,204)  $ (63,161)
                                                                           =======   ========   ========   =========
Goldman Sachs VIT Strategic International Equity Fund Service Shares (a)
   Issuance of Units                                                           358   $    567        115   $     229
   Redemption of Units                                                     (21,054)   (34,785)   (18,497)    (25,479)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                              (20,696)  $(34,218)   (18,382)  $ (25,251)
                                                                           =======   ========   ========   =========
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                           499   $    621      2,888   $   3,407
   Redemption of Units                                                      (3,322)    (4,252)   (21,083)    (24,816)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                               (2,823)  $ (3,631)   (18,196)  $ (21,409)
                                                                           =======   ========   ========   =========
Janus Aspen Large Cap Growth Portfolio Service Shares
   Issuance of Units                                                           803   $  1,043        123   $     188
   Redemption of Units                                                     (26,263)   (34,149)      (872)     (1,078)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                              (25,460)  $(33,106)      (749)  $    (890)
                                                                           =======   ========   ========   =========
MFS(R) Total Return Series Service Shares
   Issuance of Units                                                            --   $     --         --   $      --
   Redemption of Units                                                          --         --    (25,375)    (29,753)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                                   --   $     --    (25,375)  $ (29,753)
                                                                           =======   ========   ========   =========
MFS(R) Utilities Series Service Shares
   Issuance of Units                                                            --   $     --      6,745   $  11,672
   Redemption of Units                                                          --         --    (13,769)    (26,392)
                                                                           -------   --------   --------   ---------
      Net increase (decrease)                                                   --   $     --     (7,024)  $ (14,720)
                                                                           =======   ========   ========   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                         COMMONWEALTH ANNUITY PREMIER CHOICE
                                                           WITH OPTIONAL RIDER (CONTINUED)
                                                               YEAR ENDED DECEMBER 31,
                                                              2007                 2006
                                                       -----------------   -------------------
                                                        UNITS    AMOUNT     UNITS      AMOUNT
                                                       ------   --------   -------   ---------
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                       --   $     --    96,737   $ 147,718
   Redemption of Units                                     --         --   (80,365)   (122,718)
                                                       ------   --------   -------   ---------
      Net increase (decrease)                              --   $     --    16,372   $  25,000
                                                       ======   ========   =======   =========
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                      215   $    292       940   $   1,171
   Redemption of Units                                 (1,440)    (1,920)  (35,927)    (44,791)
                                                       ------   --------   -------   ---------
      Net increase (decrease)                          (1,225)  $ (1,628)  (34,987)  $ (43,619)
                                                       ======   ========   =======   =========
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                   13,943   $ 50,000       172   $     874
   Redemption of Units                                 (4,052)   (16,811)   (4,224)    (12,499)
                                                       ------   --------   -------   ---------
      Net increase (decrease)                           9,891   $ 33,189    (4,052)  $ (11,625)
                                                       ======   ========   =======   =========
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                       --   $     --        --   $      --
   Redemption of Units                                     --         --   (13,210)    (31,776)
                                                       ------   --------   -------   ---------
      Net increase (decrease)                              --   $     --   (13,210)  $ (31,776)
                                                       ======   ========   =======   =========
T. Rowe Price International Stock Portfolio
   Issuance of Units                                    5,338   $  9,172     7,558   $  11,814
   Redemption of Units                                 (7,457)   (13,043)   (5,777)     (9,408)
                                                       ------   --------   -------   ---------
      Net increase (decrease)                          (2,119)  $ (3,871)    1,781   $   2,406
                                                       ======   ========   =======   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2007 were as follows:

INVESTMENT PORTFOLIO                                                        PURCHASES       SALES
------------------------------------------------------------------------   -----------   -----------
AIM V.I. Basic Value Fund Series II Shares                                 $ 6,782,521   $12,708,183
AIM V.I. Capital Appreciation Fund Series I Shares                             633,503     3,812,371
AIM V.I. Capital Development Fund Series II Shares                             209,088       336,230
AIM V.I. Core Equity Fund Series I Shares                                      362,947     2,155,703
AIM V.I. Global Health Care Fund Series I Shares                                61,258     2,537,327
AIM V.I. Large Cap Growth Fund Series I Shares                                 273,281       923,521
AllianceBernstein VPS Growth Portfolio Class B                                      --            60
AllianceBernstein VPS Growth and Income Portfolio Class B                    3,308,958    15,116,868
AllianceBernstein VPS Large Cap Growth Portfolio Class B                        52,180    10,887,244
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                  2,034,890     2,924,651
AllianceBernstein VPS Value Portfolio Class B                                1,102,385     1,952,779
Delaware VIP Growth Opportunities Series Service Class                         252,103     1,640,435
Delaware VIP International Value Equity Series                              21,392,907    13,078,215
DWS Dreman High Return Equity VIP Class A                                      167,025     1,383,133
DWS Equity 500 Index VIP Class A                                                 1,651        11,802
DWS Government & Agency Securities VIP Class A                                   4,994        11,227
DWS Small Cap Index VIP Class A                                                  4,447         5,448
DWS Technology VIP Class A                                                      68,665     2,272,355
Eaton Vance VT Floating-Rate Income Fund                                     1,030,077     2,884,734
Fidelity VIP Asset Manager(SM) Portfolio                                     2,853,205     7,487,696
Fidelity VIP Contrafund(R) Portfolio Service Class 2                        10,582,418    12,091,981
Fidelity VIP Equity-Income Portfolio                                        17,095,259    48,249,956
Fidelity VIP Growth Portfolio                                               17,970,781    55,371,364
Fidelity VIP Growth & Income Portfolio Service Class 2                           7,145           889
Fidelity VIP Growth Opportunities Portfolio Service Class 2                    334,093       895,314
Fidelity VIP High Income Portfolio                                           3,297,141     9,823,772
Fidelity VIP Mid Cap Portfolio Service Class 2                               3,800,688    10,698,649
Fidelity VIP Overseas Portfolio                                              5,454,838    11,038,543
Fidelity VIP Value Strategies Portfolio Service Class 2                        936,274     1,199,744
FT VIP Franklin Growth and Income Securities Fund Class 2                    1,083,522     1,353,513
FT VIP Franklin Large Cap Growth Securities Fund Class 2                       361,069       718,507
FT VIP Franklin Small Cap Value Securities Fund Class 2                          4,830         9,640
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2                 2,039,601    12,265,491
FT VIP Mutual Shares Securities Fund Class 2                                 1,893,022     2,679,573
FT VIP Templeton Foreign Securities Fund Class 2                             1,462,719     5,563,790
Goldman Sachs VIT Capital Growth Fund Service Shares                            90,517    30,432,279
Goldman Sachs VIT Core Fixed Income Fund Service Shares                      6,853,579    20,522,230
Goldman Sachs VIT Equity Index Fund Service Shares                           9,417,836    53,863,199
Goldman Sachs VIT Government Income Fund Service Shares                      6,180,875    11,806,183
Goldman Sachs VIT Growth Opportunities Fund Service Shares                   9,530,423    22,188,558
Goldman Sachs VIT Mid Cap Value Fund Service Shares                         15,029,877    29,136,813
Goldman Sachs VIT Money Market Fund Service Shares                          56,797,031    62,582,180
Goldman Sachs VIT Strategic International Equity Fund Service Shares (a)     9,898,092    24,444,368
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares                 8,698,587    28,800,947

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

INVESTMENT PORTFOLIO                                         PURCHASES      SALES
---------------------------------------------------------   ----------   -----------
Janus Aspen Forty Portfolio Service Shares                  $       78   $     4,197
Janus Aspen Growth and Income Portfolio Service Shares         525,387     5,277,736
Janus Aspen International Growth Portfolio Service Shares           91           145
Janus Aspen Large Cap Growth Portfolio Service Shares          408,868     3,969,551
MFS(R) Mid Cap Growth Series Service Shares                    137,220       820,051
MFS(R) New Discovery Series Service Shares                     430,101       607,522
MFS(R) Total Return Series Service Shares                      978,076     3,081,235
MFS(R) Utilities Series Service Shares                       2,396,848     2,290,613
Oppenheimer Balanced Fund/VA Service Shares                    980,664     1,165,667
Oppenheimer Capital Appreciation Fund/VA Service Shares         92,770     1,966,793
Oppenheimer Global Securities Fund/VA Service Shares         1,718,189     3,495,925
Oppenheimer High Income Fund/VA Service Shares               1,090,293     2,233,435
Oppenheimer Main Street Fund(R)/VA Service Shares              149,554       907,478
Pioneer Emerging Markets VCT Portfolio Class II              4,538,314     7,302,974
Pioneer Fund VCT Portfolio Class II                                428         2,647
Pioneer Real Estate Shares VCT Portfolio Class II            3,104,183     5,237,599
T. Rowe Price International Stock Portfolio                  5,610,379    12,755,231

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2007 is as follows:

                                                AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -----------------------------------  ----------------------------------------------------
                                               UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                               VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                      UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                     (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                     ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
AIM V.I. BASIC VALUE FUND SERIES II
   SHARES
2007                                 12,132  1.234817  1.256353   15,241     0.29       1.45     1.75      -0.41       -0.11
2006                                 17,245  1.239900  1.257680   21,688     0.10       1.45     1.75      10.96       11.30
2005                                 44,470  1.117381  1.129953   50,248     N/A        1.45     1.75       3.58        3.90
2004                                 59,951  1.078723  1.087542   65,196     N/A        1.45     1.75       8.90        9.23
2003                                 85,332  0.990574  0.995635   84,955     N/A        1.45     1.75      30.96       31.36
AIM V.I. CAPITAL APPRECIATION FUND
   SERIES I SHARES
2007                                 13,065  1.478848  1.118269   11,319     N/A        1.45     1.75      10.05       10.39
2006                                 16,711  1.343740  1.013022   13,119     0.05       1.45     1.75       7.36        7.69
2005                                 24,184  1.251628  0.940723   17,614     N/A        1.45     1.75       3.89        4.21
2004                                 33,791  1.204719  0.695053   23,590     N/A        1.45     1.75       9.85       10.18
2003                                 45,682  1.096720  0.819292   28,942     N/A        1.45     1.75      24.46       24.84
AIM V.I. CAPITAL DEVELOPMENT FUND
   SERIES II SHARES
2007                                    625  1.505561  1.505561      941     N/A        1.45     1.45       8.94        8.94
2006                                    756  1.381951  1.381951    1,045     N/A        1.45     1.45      14.57       14.57
2005                                    930  1.206203  1.206203    1,121     N/A        1.45     1.45       7.68        7.68
2004                                  1,348  1.120152  1.120152    1,510     N/A        1.45     1.45      13.60       13.60
2003                                  1,899  0.985246  0.986076    1,873     N/A        1.45     1.50      33.02       33.09
AIM V.I. CORE EQUITY FUND SERIES I
   SHARES
2007                                  9,335  1.207559  0.984334    7,951     1.03       1.45     1.75       6.23        6.55
2006                                 11,403  1.136793  0.923829    9,118     1.59       1.45     1.75      13.23       13.57
2005                                 16,454  1.003995  0.813426   11,583     0.73       1.45     1.75       3.81        4.12
2004                                 23,636  0.967184  0.672258   16,013     0.41       1.45     1.75       3.92        4.24
2003                                 32,660  0.930689  0.749448   21,210     0.28       1.45     1.75      22.89       23.27
AIM V.I. GLOBAL HEALTH CARE FUND
   SERIES I SHARES
2007                                  5,801  1.264457  1.231760    6,744     N/A        1.45     1.50      10.18       10.23
2006                                  7,946  1.132468  1.117413    8,380     N/A        1.45     1.75       3.39        3.71
2005                                 10,615  1.095312  1.077462   10,792     N/A        1.45     1.75       6.26        6.58
2004                                 14,923  1.030822  0.953256   14,233     N/A        1.45     1.75       5.69        6.01
2003                                 19,082  0.975353  0.953625   17,178     N/A        1.45     1.75      25.55       25.93

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                              AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                  ------------------------------------  ----------------------------------------------------
                                             UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL      TOTAL
                                             VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                   UNITS    LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST     HIGHEST
                                   (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                  -------  --------  --------  -------  ----------  -------  -------  ----------  ----------
AIM V.I. LARGE CAP GROWTH FUND
   SERIES I SHARES
2007                                3,077  1.278962  0.982756    3,025     0.03       1.45     1.50      13.91       13.97
2006                                3,722  1.122808  0.862330    3,211     0.41       1.45     1.50       6.29        6.35
2005                                4,651  1.044965  0.810868    3,775     0.57       1.45     1.75       1.69        2.00
2004                                5,316  1.027614  0.735646    4,231     0.10       0.65     1.75       2.84        3.99
2003                                5,682  0.999209  0.707388    4,390      N/A       0.65     1.75      22.96       24.33
ALLIANCEBERNSTEIN VPS GROWTH
   PORTFOLIO CLASS B
2007                                    9  0.967995  0.967995        9      N/A       0.65     0.65      11.93       11.93
2006                                    9  0.864812  0.864812        8      N/A       0.65     0.65      -1.88       -1.88
2005                                    9  0.881379  0.881379        8      N/A       0.65     0.65      10.91       10.91
2004                                    9  0.794652  0.794652        7      N/A       0.65     0.65      13.79       13.79
2003                                    9  0.698358  0.698358        6      N/A       0.65     0.65        N/A       33.83
ALLIANCEBERNSTEIN VPS GROWTH AND
   INCOME PORTFOLIO CLASS B
2007                               32,664  1.458165  1.395906   45,558     1.21       1.45     1.75       3.03        3.34
2006                               42,884  1.415341  1.350791   57,893     1.16       1.45     1.75      14.94       15.29
2005                               49,440  1.231412  1.171672   57,916     1.28       1.45     1.75       2.77        3.08
2004                               67,251  1.198263  1.136664   76,434     0.74       1.45     1.75       9.28        9.61
2003                               88,064  1.096538  1.037008   91,339     0.85       1.45     1.75      29.87       30.27
ALLIANCEBERNSTEIN VPS LARGE CAP
   GROWTH PORTFOLIO CLASS B
2007                               40,710  1.227914  0.938428   29,478      N/A       1.45     1.75      11.62       11.97
2006                               56,027  1.100039  0.838138   36,228      N/A       1.45     1.75      -2.38       -2.08
2005                               77,454  1.126855  0.855954   51,183      N/A       1.45     1.75      12.83       13.18
2004                              103,761  0.998689  0.581311   60,721      N/A       1.45     1.75       6.45        6.78
2003                              144,152  0.938186  0.708313   79,202      N/A       1.45     1.75      21.21       21.58
ALLIANCEBERNSTEIN VPS SMALL/MID
   CAP VALUE PORTFOLIO CLASS B
2007                                5,712  1.588285  1.592869    9,098     0.69       1.45     1.50       0.01        0.06
2006                                6,606  1.588199  1.591979   10,517     0.23       1.45     1.50      12.49       12.54
2005                                6,460  1.398779  1.414527    9,137     0.58       1.45     1.75       4.77        5.09
2004                                7,304  1.335151  1.346072    9,831     0.08       1.45     1.75      16.99       17.35
2003                                7,293  1.141247  1.147077    8,366     0.52       1.45     1.75      38.43       38.85
ALLIANCEBERNSTEIN VPS VALUE
   PORTFOLIO CLASS B
2007                                2,499  1.389337  1.393327    3,482     1.32       1.45     1.50      -5.60       -5.56
2006                                3,156  1.471795  1.475279    4,657     0.90       1.45     1.50      19.21       19.28
2005                                4,479  1.234573  1.236863    5,540     1.22       1.45     1.50       3.90        3.95
2004                                4,666  1.188235  1.189839    5,551     0.89       1.45     1.50      11.67       11.73
2003                                5,156  1.059511  1.064917    5,490     0.75       1.45     1.75      26.22       26.60

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                              AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                  ------------------------------------  ----------------------------------------------------
                                             UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL      TOTAL
                                             VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                   UNITS    LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST     HIGHEST
                                   (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                  -------  --------  --------  -------  ----------  -------  -------  ----------  ----------
DELAWARE VIP GROWTH
   OPPORTUNITIES SERIES
   SERVICE CLASS
2007                                4,048  1.799763  1.394590    4,179      N/A       1.45     1.50      11.02       11.08
2006                                5,349  1.621062  1.255489    4,971      N/A       1.45     1.50       4.44        4.49
2005                                7,107  1.552180  1.201521    6,336      N/A       1.45     1.50       9.53        9.58
2004                                9,769  1.417147  0.808676    7,937      N/A       1.45     1.50      10.45       10.50
2003                               13,519  1.283107  0.992243    9,959      N/A       1.45     1.50      38.75       38.82
DELAWARE VIP INTERNATIONAL
   VALUE EQUITY SERIES
2007                               12,129  2.239838  3.546835   42,802     2.22       1.45     1.75       3.39        3.71
2006                               15,275  2.166315  3.419973   52,039     2.92       1.45     1.75      21.43       21.80
2005                               19,146  1.784074  2.807957   53,513     1.60       1.45     1.75      10.90       11.24
2004                               22,320  1.608705  2.524250   56,113     2.81       1.45     1.75      19.66       20.02
2003                               28,722  1.344424  2.103142   60,149     2.51       1.45     1.75      40.93       41.36
DWS DREMAN HIGH RETURN EQUITY
   VIP CLASS A
2007                                1,913  1.413739  1.540581    2,939     1.56       1.45     1.50      -3.34       -3.29
2006                                2,690  1.462517  1.592932    4,274     3.87       1.45     1.50      12.79       12.85
2005                                4,252  1.296628  1.411536    5,984     2.06       1.45     1.50      -1.57       -1.52
2004                                6,021  1.306464  1.433316    8,602     1.66       1.45     1.75      10.05       10.38
2003                                7,986  1.187204  1.298515   10,338     1.48       0.65     1.75      25.89       26.28
DWS EQUITY 500 INDEX VIP CLASS A
2007                                   92  1.164840  1.164840      107     1.50       0.80     0.80       4.46        4.46
2006                                  102  1.115149  1.115149      113     1.18       0.80     0.80      14.60       14.60
2005                                  108  0.973096  0.973096      105     1.47       0.65     0.80       3.84        3.84
2004                                  142  0.937121  0.942778      133     1.26       0.65     0.80       9.71        9.87
2003                                  247  0.854215  0.858060      211     1.24       0.65     0.80      27.13       27.32
DWS GOVERNMENT & AGENCY
   SECURITIES VIP CLASS A
2007                                   72  1.311748  1.325347       94     4.91       0.65     0.80       5.10        5.26
2006                                   80  1.248051  1.259162      100     3.90       0.65     0.80       3.33        3.48
2005                                   84  1.207834  1.216760      102     4.19       0.65     0.80       1.75        1.89
2004                                   91  1.187007  1.194163      108     4.23       0.65     0.80       2.92        3.08
2003                                  490  1.153314  1.158509      567     3.23       0.65     0.80       1.44        1.59
DWS SMALL CAP INDEX VIP CLASS A
2007                                   36  1.582526  1.599348       57     0.87       0.65     0.80      -2.68       -2.54
2006                                   39  1.626164  1.640974       64     0.65       0.65     0.80      16.55       16.73
2005                                   41  1.395235  1.405813       57     0.61       0.65     0.80       3.43        3.58
2004                                   63  1.349014  1.357180       86     0.49       0.65     0.80      16.82       16.99
2003                                  183  1.154826  1.160074      212     1.00       0.65     0.80      45.25       45.48

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                               AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL       TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN      RETURN
                                    UNIT     LOWEST     HIGHEST   ASSETS       RATIO     LOWEST    HIGHEST     LOWEST      HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ---------   --------   --------   -------   ----------   -------   -------   ---------    ---------
DWS Technology VIP Class A
2007                               10,177   1.365289   0.828771     5,212       N/A       1.45       1.50       12.59       12.64
2006                               14,565   1.196574   0.735748     6,624       N/A       1.45       1.75       -1.01       -0.71
2005                               19,137   1.208810   0.741001     8,755      0.50       1.45       1.75        1.93        2.24
2004                               29,504   1.185978   0.724795    13,188       N/A       1.45       1.75        0.14        0.44
2003                               36,444   1.184352   0.721591    16,244       N/A       1.45       1.75       44.04       44.47
EATON VANCE VT FLOATING-RATE
   INCOME FUND
2007                                4,885   1.061488   1.086756     5,308      6.28       1.45       1.75       -0.15        0.15
2006                                6,864   1.063131   1.085135     7,448      5.75       1.45       1.75        3.65        3.97
2005                                7,232   1.025656   1.043694     7,547      3.97       1.45       1.75        2.04        2.36
2004                                8,546   1.005122   1.019669     8,712      2.52       1.45       1.75        1.04        1.34
2003                                7,305   0.994823   1.006181     7,346      2.21       1.45       1.75        1.15        1.46
FIDELITY VIP ASSET MANAGER(SM)
   PORTFOLIO
2007                               11,624   1.444160   2.256592    26,072      6.09       1.45       1.50       13.77       13.83
2006                               14,848   1.269350   1.982424    29,246      2.92       1.45       1.50        5.71        5.76
2005                               19,148   1.200818   1.874438    35,672      2.91       1.45       1.50        2.48        2.54
2004                               25,341   1.171713   1.828072    46,078      2.93       1.45       1.50        3.89        3.94
2003                               31,306   1.127866   1.758775    54,798      3.95       1.45       1.50       16.21       16.26
FIDELITY VIP CONTRAFUND(R)
   PORTFOLIO SERVICE CLASS 2
2007                               20,876   1.958324   1.763084    36,813      0.68       1.45       1.75       15.25       15.60
2006                               27,152   1.699199   1.525139    41,427      0.96       1.45       1.75        9.48        9.82
2005                               30,053   1.552049   1.390914    41,779      0.12       0.65       1.75       14.61       14.96
2004                               28,626   1.354239   1.200219    34,641      0.21       0.65       1.75       13.14       14.41
2003                               26,150   1.196920   1.049046    27,899      0.29       0.65       1.75       25.95       27.36
FIDELITY VIP EQUITY-INCOME
   PORTFOLIO
2007                               35,860   1.535782   4.655943   164,263      1.65       1.45       1.75       -0.25        0.06
2006                               45,336   1.539571   4.653236   207,726      3.32       1.45       1.75       18.09       18.45
2005                               60,235   1.303718   3.928383   233,095      1.77       1.45       1.75        4.01        4.33
2004                               79,619   1.253426   3.765332   295,072      1.71       1.45       1.75        9.58        9.91
2003                              105,974   1.143873   3.425754   356,485      1.94       1.45       1.75       28.05       28.44
FIDELITY VIP GROWTH PORTFOLIO
2007                               31,430   1.446442   4.364682   133,493      0.86       1.45       1.75       24.74       25.12
2006                               40,974   1.159526   3.488275   139,549      0.42       1.45       1.75        4.98        5.30
2005                               56,670   1.104519   3.312696   183,882      0.55       1.45       1.75        3.95        4.26
2004                               76,618   1.062569   3.177189   238,375      0.29       1.45       1.75        1.57        1.88
2003                               98,660   1.046152   3.118593   301,461      0.29       1.45       1.75       30.53       30.92

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------  --------------------------------------------------------
                                               UNIT       UNIT              INVESTMENT   EXPENSE   EXPENSE      TOTAL       TOTAL
                                               VALUE      VALUE      NET      INCOME      RATIO     RATIO      RETURN      RETURN
                                     UNITS    LOWEST     HIGHEST   ASSETS      RATIO     LOWEST    HIGHEST     LOWEST      HIGHEST
                                    (000s)    ($) (4)    ($) (4)   ($000s)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                    ------   --------   --------   -------  ----------   -------   -------   ----------   ----------
FIDELITY VIP GROWTH & INCOME
   PORTFOLIO SERVICE CLASS 2
2007                                   108   1.292273   1.292273      139      1.39       0.65       0.65      11.13        11.13
2006                                   108   1.162849   1.162849      125      0.69       0.65       0.65      12.12        12.12
2005                                   108   1.037133   1.037133      112      1.31       0.65       0.65       6.70         6.70
2004                                   108   0.971988   0.971988      105      0.83       0.65       0.65       4.84         4.84
2003                                   171   0.927130   0.927130      158      1.12       0.65       0.65        N/A        22.64
FIDELITY VIP GROWTH OPPORTUNITIES
   PORTFOLIO SERVICE CLASS 2
2007                                 2,918   1.519147   1.265324    3,024       N/A       1.45       1.75      20.76        21.12
2006                                 3,494   1.258032   1.044670    2,989      0.48       1.45       1.75       3.28         3.60
2005                                 4,266   1.218092   1.008413    3,525      0.84       1.45       1.75       6.78         7.10
2004                                 6,899   1.140797   0.768180    5,315      0.35       1.45       1.75       5.02         5.34
2003                                 8,343   1.086266   0.893804    6,093      0.46       1.45       1.75      27.14        27.53
FIDELITY VIP HIGH INCOME
   PORTFOLIO
2007                                15,043   1.571140   2.355445   35,132      7.53       1.45       1.75       0.99         1.30
2006                                18,860   1.555778   2.325317   43,452      7.07       1.45       1.75       9.29         9.62
2005                                24,235   1.423527   2.121169   50,935      14.90      1.45       1.75       0.90         1.21
2004                                32,459   1.410784   2.095770   67,268      9.10       1.45       1.75       7.68         8.00
2003                                43,329   1.310216   1.940449   83,288      7.77       1.45       1.75      25.04        25.42
FIDELITY VIP MID CAP PORTFOLIO
   SERVICE CLASS 2
2007                                 7,970   2.065128   2.389941   16,745      0.54       0.65       1.75      13.32        14.59
2006                                12,676   1.822383   2.085716   23,431      0.21       0.65       1.75      10.44        11.68
2005                                15,035   1.650172   1.867539   25,089       N/A       0.65       1.75      15.95        17.25
2004                                11,955   1.423144   1.592761   17,152       N/A       0.65       1.75      22.48        23.84
2003                                10,205   1.161969   1.286104   11,922      0.25       0.65       1.75      35.83        37.35
FIDELITY VIP OVERSEAS PORTFOLIO
2007                                13,619   2.117969   3.098921   41,675      3.30       1.45       1.75      15.26        15.61
2006                                16,865   1.837564   2.680465   44,711      0.92       1.45       1.75      16.01        16.37
2005                                20,857   1.583922   2.303454   47,603      0.72       1.45       1.75      16.96        17.32
2004                                27,778   1.354211   1.963389   54,106      1.26       1.45       1.75      11.65        11.99
2003                                35,945   1.212934   1.753210   62,558      0.92       1.45       1.75      40.86        41.29
FIDELITY VIP VALUE STRATEGIES
   PORTFOLIO SERVICE CLASS 2
2007                                 2,530   1.534594   1.561350    3,950      0.59       1.45       1.75       3.60         3.91
2006                                 2,970   1.481331   1.502571    4,462      0.40       1.45       1.75      13.98        14.33
2005                                 4,115   1.299671   1.314289    5,408       N/A       1.45       1.75       0.64         0.94
2004                                 5,809   1.291467   1.302017    7,563       N/A       1.45       1.75      11.85        12.19
2003                                 6,941   1.154674   1.160555    8,055       N/A       1.45       1.75      54.61        55.09

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------  --------------------------------------------------------
                                               UNIT       UNIT              INVESTMENT   EXPENSE   EXPENSE      TOTAL       TOTAL
                                               VALUE      VALUE      NET      INCOME      RATIO     RATIO      RETURN      RETURN
                                     UNITS    LOWEST     HIGHEST   ASSETS      RATIO      LOWEST   HIGHEST     LOWEST      HIGHEST
                                    (000s)    ($) (4)    ($) (4)   ($000s)    (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                    ------   --------   --------   -------  ----------   -------   -------   ----------   ----------
FT VIP FRANKLIN GROWTH AND INCOME
   SECURITIES FUND CLASS 2
2007                                 3,053   1.575821   1.303394    3,976      2.21        1.45      1.50       -5.15       -5.10
2006                                 3,425   1.661434   1.373500    4,701      2.40        1.45      1.50       15.00       15.06
2005                                 4,783   1.444663   1.193693    5,710      2.71        1.45      1.50        1.96        2.01
2004                                 6,310   1.416862   1.170139    7,398      2.42        1.45      1.50        8.96        9.01
2003                                 6,252   1.300407   1.073417    6,725      3.10        1.45      1.50       23.81       23.87
FT VIP FRANKLIN LARGE CAP GROWTH
   SECURITIES FUND CLASS 2
2007                                 1,399   1.238513   1.242047    1,737      0.71        1.45      1.50        4.64        4.69
2006                                 1,681   1.183630   1.186409    1,994      0.75        1.45      1.75        9.23        9.29
2005                                 2,298   1.083592   1.085585    2,495      0.60        1.45      1.75       -0.46       -0.41
2004                                 2,678   1.081201   1.090028    2,919      0.50        1.45      1.75        6.05        6.37
2003                                 2,160   1.019565   1.024776    2,214      0.66        1.45      1.75       24.72       25.11
FT VIP FRANKLIN SMALL CAP VALUE
   SECURITIES FUND CLASS 2
2007                                    21   1.472433   1.493808       31       N/A        1.50      1.75       -4.09       -3.85
2006                                    25   1.535219   1.553542       39      0.57        1.50      1.75       14.93       15.23
2005                                    19   1.335742   1.348248       25      0.81        1.50      1.75        6.86        7.14
2004                                    25   1.249949   1.260139       32      0.17        1.45      1.75       21.58       21.96
2003                                   122   1.028074   1.033281      126      0.23        1.45      1.75       29.81       30.21
FT VIP FRANKLIN SMALL-MID CAP
   GROWTH SECURITIES FUND CLASS 2
2007                                25,973   1.571739   1.175155   23,552       N/A        1.45      1.75        9.29        9.63
2006                                39,478   1.438073   1.071941   32,624       N/A        1.45      1.75        6.79        7.12
2005                                45,544   1.346630   1.000731   35,189       N/A        1.45      1.75        2.95        3.27
2004                                55,844   1.307990   0.969062   41,889       N/A        1.45      1.75        9.52        9.86
2003                                77,517   1.194256   0.882109   53,031       N/A        1.45      1.75       34.85       35.26
FT VIP MUTUAL SHARES SECURITIES
   FUND CLASS 2
2007                                 4,899   1.494114   1.686427    7,360      1.46        0.65      1.50        1.93        2.81
2006                                 5,604   1.465873   1.640395    8,251      1.30        0.65      1.50       16.60       17.61
2005                                 5,216   1.257132   1.394774    6,582      0.86        0.65      1.50        8.90        9.83
2004                                 5,844   1.146646   1.269882    6,770      0.76        0.65      1.75       10.66       11.90
2003                                 6,211   1.036176   1.134839    6,488      0.99        0.65      1.75       22.96       24.33
FT VIP TEMPLETON FOREIGN
   SECURITIES FUND CLASS 2
2007                                 8,681   1.734958   1.765187   15,323      2.01        1.45      1.75       13.44       13.78
2006                                11,701   1.529445   1.551357   18,152      1.23        1.45      1.75       19.32       19.69
2005                                13,214   1.281788   1.296195   17,128      1.18        1.45      1.75        8.24        8.57
2004                                17,481   1.184205   1.193870   20,869      1.08        1.45      1.75       16.45       16.81
2003                                25,020   1.016878   1.022054   25,571      1.74        1.45      1.75       29.90       30.30

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                    AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------- -------------------------------------------------
                                                    UNIT     UNIT           INVESTMENT  EXPENSE EXPENSE    TOTAL      TOTAL
                                                    VALUE    VALUE    NET     INCOME     RATIO   RATIO    RETURN     RETURN
                                           UNITS   LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST     HIGHEST
                                           (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)   (%) (2) (%) (2) (%) (3)(4) (%) (3)(4)
                                          ------- -------- -------- ------- ---------- -------- ------- ---------- ----------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND
   SERVICE SHARES
2007                                       45,228 1.249929 2.382921 106,319    0.07       1.45    1.75      8.09      8.42
2006                                       57,701 1.156418 2.197935 125,331    0.02       1.45    1.75      7.22      7.55
2005                                       75,262 1.078573 2.043731 152,165    0.24       1.45    1.75      5.50      5.83
2004                                      102,108 1.022300 1.931218 195,226     N/A       1.45    1.75      5.56      5.88
2003                                      137,922 0.968442 1.823917 249,304    0.05       1.45    1.75     24.08     24.45
GOLDMAN SACHS VIT CORE FIXED INCOME
   FUND SERVICE SHARES
2007                                       36,508 1.176861 2.217464  80,105    4.49       1.45    1.75      4.95      5.27
2006                                       44,140 1.121397 2.106531  92,094    4.40       1.45    1.75      2.38      2.69
2005                                       54,830 1.095303 2.051256 111,018    4.63       1.45    1.75      0.06      0.37
2004                                       72,466 1.094630 2.043763 145,909    5.20       1.45    1.75      2.16      2.47
2003                                      100,318 1.071514 1.994511 196,564    4.44       1.45    1.75      1.50      1.81
GOLDMAN SACHS VIT EQUITY INDEX FUND
   SERVICE SHARES
2007                                       38,685 1.382538 3.842336 144,987    1.60       1.45    1.75      3.48      3.79
2006                                       50,534 1.336059 3.701863 183,002    1.49       1.45    1.75     13.46     13.80
2005                                       68,237 1.177582 3.252828 217,619    1.36       1.45    1.75      2.56      2.87
2004                                       89,164 1.148244 3.162109 276,833    1.53       1.45    1.75      8.39      8.72
2003                                      115,687 1.059332 2.908372 330,822    1.30       1.45    1.75     25.59     25.98
GOLDMAN SACHS VIT GOVERNMENT INCOME
   FUND SERVICE SHARES
2007                                       21,930 1.149262 1.966446  42,864    3.96       1.45    1.75      5.46      5.78
2006                                       25,461 1.089738 1.858917  47,117    4.04       1.45    1.75      2.23      2.54
2005                                       32,681 1.065953 1.812795  58,734    3.47       1.45    1.75     -0.23      0.08
2004                                       43,061 1.068376 1.811373  77,188    3.66       1.45    1.75      0.33      0.64
2003                                       66,473 1.064866 1.799932 118,318    3.81       1.45    1.75     -0.11      0.20
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES
   FUND SERVICE SHARES
2007                                       15,878 2.082560 4.092665  64,382     N/A       1.45    1.75     17.29     17.64
2006                                       21,358 1.775634 3.478878  73,688     N/A       1.45    1.75      3.88      4.20
2005                                       31,241 1.709340 3.338792 103,360     N/A       1.45    1.75     12.68     13.02
2004                                       41,113 1.517041 2.954184 120,090     N/A       1.45    1.75     16.55     16.90
2003                                       48,463 1.301633 2.527004 121,202     N/A       1.45    1.75     37.27     37.69
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL
   EQUITY FUND SERVICE SHARES (a)
2007                                       34,126 1.690906 2.300280  77,947    1.19       1.45    1.75      5.97      6.29
2006                                       44,202 1.595662 2.164110  95,081    2.55       1.45    1.75     19.37     19.74
2005                                       67,847 1.336713 1.807396 121,999    1.42       1.45    1.75     10.44     10.78
2004                                       91,392 1.210314 1.631521 148,240    1.24       1.45    1.75     12.47     12.81
2003                                      125,713 1.076158 1.446269 180,649    0.80       1.45    1.75     25.53     25.92

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                    AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------- -------------------------------------------------
                                                    UNIT     UNIT           INVESTMENT  EXPENSE EXPENSE    TOTAL      TOTAL
                                                    VALUE    VALUE    NET     INCOME     RATIO   RATIO    RETURN     RETURN
                                           UNITS   LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST     HIGHEST
                                           (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)   (%) (2) (%) (2) (%) (3)(4) (%) (3)(4)
                                          ------- -------- -------- ------- ---------- -------- ------- ---------- ----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
   SERVICE SHARES
2007                                       20,800 1.923722 4.355554  89,806    0.59       1.45    1.75      1.35      1.66
2006                                       26,762 1.898037 4.284335 113,639    1.20       1.45    1.75     13.39     13.73
2005                                       33,620 1.673958 3.767048 125,183    N/A        1.45    1.75      5.31      5.63
2004                                       45,453 1.589596 3.566315 159,252    0.05       1.45    1.75     17.26     17.62
2003                                       65,188 1.355607 3.032084 193,940    0.12       1.45    1.75     36.01     36.42
GOLDMAN SACHS VIT MONEY MARKET FUND
   SERVICE SHARES
2007                                       34,028 1.053258 1.148894  51,057    4.87       0.80    1.75      3.15      4.14
2006                                       39,232 1.021121 1.103184  56,842    4.55       0.80    1.75      2.84      3.83
2005                                       50,102 0.992936 1.062462  70,383    2.64       0.80    1.75      0.94      1.92
2004                                       63,250 0.983701 1.048711  87,703    0.88       0.65    1.75     -0.85      0.26
2003                                      102,296 0.992174 1.046027 142,367    0.83       0.65    1.75     -0.96      0.14
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY
   FUND SERVICE SHARES
2007                                       32,870 1.233873 2.969292  95,303    0.88       1.45    1.75     -3.44     -3.14
2006                                       41,476 1.277793 3.065617 124,833    1.16       1.45    1.75     10.68     11.02
2005                                       51,037 1.154473 2.761323 138,501    0.76       1.45    1.75      4.17      4.49
2004                                       67,484 1.108238 2.642663 175,916    1.02       1.45    1.75      8.48      8.81
2003                                       90,970 1.021648 2.428770 217,946    0.87       1.45    1.75      2.44     25.82
JANUS ASPEN FORTY PORTFOLIO SERVICE
   SHARES
2007                                           34 1.478214 1.493889      50    0.18       0.65    0.80     35.56     35.76
2006                                           37 1.090459 1.100399      41    0.15       0.65    0.80      8.25      8.41
2005                                           40 1.007360 1.015015      40    0.01       0.65    0.80     11.66     11.82
2004                                           43 0.902174 0.907698      39    0.02       0.65    0.80     17.03     17.22
2003                                           78 0.770893 0.774387      60    0.24       0.65    0.80     19.28     19.46
JANUS ASPEN GROWTH AND INCOME PORTFOLIO
   SERVICE SHARES
2007                                       15,368 1.415653 1.144127  15,297    1.75       1.45    1.50      6.82      6.88
2006                                       20,264 1.325252 1.070520  18,871    1.29       1.45    1.50      6.16      6.21
2005                                       24,340 1.248365 1.007908  21,343    0.36       1.45    1.50     10.43     10.49
2004                                       28,986 1.121144 0.912230  23,007    0.38       1.45    1.75      9.73     10.06
2003                                       36,243 1.021754 0.828839  26,142    0.47       1.45    1.75     21.35     21.72
JANUS ASPEN INTERNATIONAL GROWTH
   PORTFOLIO SERVICE SHARES
2007                                           11 2.133849 2.133849      23    0.45       0.65    0.65     27.20     27.20
2006                                           11 1.677598 1.677598      18    1.88       0.65    0.65     45.69     45.69
2005                                           11 1.151483 1.151483      12    1.09       0.65    0.65     31.09     31.09
2004                                           11 0.878381 0.878381       9    0.72       0.65    0.65     17.92     17.92
2003                                           28 0.744903 0.744903      21    1.00       0.65    0.65       N/A     33.65

(a)  Name changed. See Note 1.

                                                    AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------- -------------------------------------------------
                                                    UNIT     UNIT           INVESTMENT  EXPENSE EXPENSE    TOTAL      TOTAL
                                                    VALUE    VALUE    NET     INCOME     RATIO   RATIO    RETURN     RETURN
                                           UNITS   LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST     HIGHEST
                                           (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)   (%) (2) (%) (2) (%) (3)(4) (%) (3)(4)
                                          ------- -------- -------- ------- ---------- -------- ------- ---------- ----------
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
   SERVICE SHARES
2007                                       16,690 1.373152 0.958923  12,951    0.55       1.45    1.75     12.79     13.13
2006                                       21,358 1.217456 0.847614  14,654    0.26       1.45    1.75      9.19      9.52
2005                                       29,806 1.115011 0.773928  18,678    0.12       1.45    1.75      2.19      2.50
2004                                       41,771 1.091089 0.608175  25,520     N/A       1.45    1.75      2.38      2.69
2003                                       56,273 1.065741 0.735242  33,519     N/A       1.45    1.75     29.19     29.59
MFS(R) MID CAP GROWTH SERIES SERVICE
   SHARES
2007                                        1,320 1.184512 1.187952   1,568     N/A       1.45    1.50      7.87      7.92
2006                                        1,945 1.098130 1.100756   2,141     N/A       1.45    1.50      0.76      0.81
2005                                        3,645 1.089827 1.091874   3,980     N/A       1.45    1.50      1.31      1.37
2004                                        5,360 1.068431 1.077157   5,773     N/A       1.45    1.75     12.38     12.72
2003                                        6,639 0.950763 0.955615   6,344     N/A       1.45    1.75     34.22     34.63
MFS(R) NEW DISCOVERY SERIES SERVICE
   SHARES
2007                                        1,456 1.190075 1.193518   1,738     N/A       1.45    1.50      0.72      0.77
2006                                        1,692 1.181614 1.184428   2,005     N/A       1.45    1.50     11.24     11.29
2005                                        1,937 1.062261 1.064252   2,061     N/A       1.45    1.50      3.45      3.51
2004                                        2,692 1.026786 1.028182   2,768     N/A       1.45    1.50      4.62      4.67
2003                                        3,182 0.981479 0.982310   3,126     N/A       1.45    1.50     31.43     31.50
MFS(R) TOTAL RETURN SERIES SERVICE
   SHARES
2007                                        6,662 1.303917 1.307669   8,712    2.47       1.45    1.50      2.38      2.43
2006                                        8,528 1.273655 1.276673  10,887    2.21       1.45    1.50      9.95     10.00
2005                                       12,307 1.147668 1.160568  14,282    1.91       1.45    1.75      0.80      1.11
2004                                       13,422 1.138550 1.147849  15,406    1.59       1.45    1.75      9.08      9.42
2003                                       14,131 1.043733 1.049044  14,824    1.52       1.45    1.75     13.98     14.32
MFS(R) UTILITIES SERIES SERVICE SHARES
2007                                        3,043 2.665994 2.665994   8,113    0.80       1.45    1.45     25.71     25.71
2006                                        3,173 2.120785 2.120785   6,729    1.98       1.45    1.45     29.06     29.06
2005                                        3,403 1.624955 1.643223   5,592    0.49       1.45    1.75     14.53     14.88
2004                                        1,985 1.418771 1.430355   2,839    1.31       1.45    1.75     27.58     27.96
2003                                        1,389 1.112100 1.117773   1,552    0.93       1.45    1.75     33.20     33.61
OPPENHEIMER BALANCED FUND/VA SERVICE
   SHARES
2007                                        2,116 1.357275 1.357386   2,872    2.42       1.45    1.45      1.98      1.98
2006                                        2,472 1.330859 1.330941   3,290    2.04       1.45    1.45      9.25      9.25
2005                                        3,172 1.218184 1.218278   3,864    1.60       1.45    1.45      2.17      2.17
2004                                        3,294 1.182663 1.192317   3,928    0.97       1.45    1.75      7.87      8.20
2003                                        3,320 1.096352 1.101941   3,658    1.61       1.45    1.75     22.51     22.88

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                  AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------  ------------------------------------------------------
                                                  UNIT      UNIT             INVESTMENT   EXPENSE  EXPENSE     TOTAL       TOTAL
                                                  VALUE     VALUE      NET     INCOME      RATIO    RATIO     RETURN       RETURN
                                         UNITS   LOWEST    HIGHEST   ASSETS     RATIO      LOWEST  HIGHEST    LOWEST      HIGHEST
                                        (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)  (%) (3)(4)   (%) (3)(4)
                                        ------  --------  --------  -------  ----------   -------  -------  ----------   ----------
OPPENHEIMER CAPITAL APPRECIATION
   FUND/VA SERVICE SHARES
2007                                     3,741  1.303340  1.307101    4,890     0.01        1.45     1.50      12.15        12.21
2006                                     5,187  1.162132  1.164893    6,043     0.21        1.45     1.50       6.07         6.12
2005                                     7,183  1.956590  1.097709    7,885     0.80        1.45     1.50       3.29         3.34
2004                                     9,294  1.053597  1.062211    9,871     0.23        1.45     1.75       4.75         5.07
2003                                     9,468  1.005821  1.010957    9,572     0.29        1.45     1.75      28.40        28.79
OPPENHEIMER GLOBAL SECURITIES FUND/VA
   SERVICE SHARES
2007                                     5,870  1.695817  1.725381   10,127     1.27        1.45     1.75       4.22         4.54
2006                                     7,221  1.627078  1.650407   11,918     0.88        1.45     1.75      15.31        15.66
2005                                     8,611  1.424224  1.426903   12,286     0.89        1.45     1.50      12.35        12.41
2004                                     9,060  1.259121  1.269405   11,500     1.08        1.45     1.75      16.80        17.16
2003                                     8,170  1.078015  1.083522    8,851     0.61        1.45     1.75      40.36        40.79
OPPENHEIMER HIGH INCOME FUND/VA
   SERVICE SHARES
2007                                     4,436  1.290215  1.312719    5,823     7.38        1.45     1.75      -2.21        -1.91
2006                                     5,584  1.319385  1.338324    7,472     7.79        1.45     1.75       7.31         7.64
2005                                     8,789  1.229460  1.243300   10,926     6.64        1.45     1.75       0.22         0.53
2004                                    10,943  1.226761  1.236771   13,532     6.62        1.45     1.75       6.83         7.15
2003                                    13,535  1.148339  1.154220   15,620     6.03        1.45     1.75      21.63        22.00
OPPENHEIMER MAIN STREET FUND(R)/VA
   SERVICE SHARES
2007                                     1,863  1.300846  1.304582    2,430     0.90        1.45     1.50       2.59         2.64
2006                                     2,418  1.268019  1.271014    3,073     0.99        1.45     1.50      13.04        13.09
2005                                     2,780  1.121780  1.123851    3,125     1.22        1.45     1.50       4.16         4.21
2004                                     3,353  1.077029  1.078477    3,616     0.74        1.45     1.50       7.51         7.56
2003                                     3,561  1.001812  1.002649    3,571     0.87        1.45     1.50      24.54        24.60
PIONEER EMERGING MARKETS VCT PORTFOLIO
   CLASS II
2007                                     7,566  5.057437  4.344779   23,749     0.35        1.45     1.75      39.96        40.39
2006                                     9,352  3.613452  3.094823   20,830     0.33        1.45     1.75      33.13        33.54
2005                                    13,424  2.714130  2.317511   22,458     0.46        1.45     1.75      35.20        35.61
2004                                    15,408  2.007490  1.708918   19,166     0.75        1.45     1.75      16.59        16.94
2003                                    21,246  1.721836  1.461298   22,590     0.37        1.45     1.75      55.11        55.58
PIONEER FUND VCT PORTFOLIO CLASS II
2007                                         7  1.214053  1.214053        9     0.97        0.65     0.65       4.10         4.10
2006                                         9  1.166254  1.166254       11     1.11        0.65     0.65      15.60        15.60
2005                                         9  1.008881  1.008881        9     1.11        0.65     0.65       5.24         5.24
2004                                         9  0.958604  0.958604        9     0.73        0.65     0.65      10.21        10.21
2003                                        61  0.869826  0.869826       53     0.84        0.65     0.65        N/A        22.63

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                  AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------  ------------------------------------------------------
                                                  UNIT      UNIT             INVESTMENT   EXPENSE  EXPENSE     TOTAL       TOTAL
                                                  VALUE     VALUE      NET     INCOME      RATIO    RATIO     RETURN       RETURN
                                         UNITS   LOWEST    HIGHEST   ASSETS     RATIO      LOWEST  HIGHEST    LOWEST      HIGHEST
                                        (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)  (%) (3)(4)   (%) (3)(4)
                                        ------  --------  --------  -------  ----------   -------  -------  ----------   ----------
PIONEER REAL ESTATE SHARES VCT
   PORTFOLIO CLASS II
2007                                     4,819  2.183965  2.325222   11,121     2.51        1.45     1.75     -20.51       -20.27
2006                                     6,195  2.747624  2.916423   17,934     2.30        1.45     1.75      34.10        34.51
2005                                     7,537  2.048984  2.168244   16,215     2.98        1.45     1.75      12.85        13.19
2004                                     9,615  1.815716  1.901700   18,261     3.62        1.45     1.75      33.02        33.43
2003                                     9,296  1.364947  1.435618   13,232     4.62        1.45     1.75      32.11        32.51
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
2007                                    19,355  1.869997  1.976571   38,000     1.30        1.45     1.75      11.05        11.39
2006                                    25,435  1.683862  1.774411   44,922     1.08        1.45     1.75      17.01        17.37
2005                                    27,189  1.439094  1.511860   40,905     1.43        1.45     1.75      14.01        14.35
2004                                    37,171  1.262307  1.322094   48,971     0.99        1.45     1.75      11.78        12.12
2003                                    50,693  1.129235  1.179126   59,572     1.08        0.65     1.75      28.24        28.63

(a)  Name changed. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Beginning in 2003, the highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

SEPARATE ACCOUNT VA-K

NOTE 7 - SUBSEQUENT EVENT

     In the first quarter of 2008, Epoch Securities, Inc. ("Epoch") replaced Security Distributors, Inc. as principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Separate Account VA-K of Commonwealth Annuity and Life Insurance Company

          Financial Statements Included in Part C
          None

     (B)  EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3 (A)   Effective January 1, 2007, VeraVest will no longer
                          serve as Underwriter. Underwriting and Administrative
                          Service Agreement (VeraVest Investment, Inc.) was previously filed on April 24, 1998 in Post-Effective
                          Amendment No. 14 and is incorporated by reference herein.

                    (B) Sales Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                    (C) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (D) Career Agent Agreement with Commission Schedule was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (E) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (F) Effective January 22, 2008, SDI will no longer serve as Underwriter. Amendment No. 1 dated November 22, 2006 to the Distribution Agreement between the Company and Security Distributors, Inc. dated November 22, 2006 is filed herewith. Distribution Agreement between the Company and Security Distributors, Inc. was previously filed on February 28, 2007 in Post-Effective Amendment No.
                          32 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                    (G) Effective January 22, 2008, SDI will no longer service as Underwriter. Form of Service Agreement with broker-dealers was previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                    (H) Underwriting and Administrative Service Agreement dated January 22, 2008 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. is filed herewith.

                    (I) Form of Service Agreement by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial
                          Life Insurance Company and the "Broker-Dealer" is filed herewith.

                    (J) Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. is filed herewith.

          EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

          EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

          EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

          EXHIBIT 7 (A)   Variable Annuity GMDB Reinsurance Agreement between
                          Allmerica Financial Life Insurance and Annuity
                          Company and Ace Tempest Life Reinsurance LTD dated
                          December 1, 2002 was previously filed on February 12,
                          2003 in Post-Effective Amendment No. 10 (File Nos.
                          333-78245, 811-6632) and is incorporated by reference herein.

                    (B) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                    (C) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                    (D) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

          EXHIBIT 8 (a)   Service Agreement dated March 1, 2001 between Boston
                          Financial Data Services, Inc. and Allmerica Financial
                          Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February
                          10, 2003 in Post-Effective Amendment No. 17 of
                          Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                    (b)   Directors' Powers of Attorney are filed herewith.

                    (c) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    (d) Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Asset Management L.P. was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 28 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    (e) Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    (f) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    (g) Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 28 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    (h) Restructuring Agreement dated as of December 30, 2005 between The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 28 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    (i) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 28 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

          EXHIBIT 9       Opinion of Counsel is filed herewith.

          EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

          EXHIBIT 11      None.

          EXHIBIT 12      None.

          EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on May 1, 1993 in a post-effective amendment, and is incorporated by reference herein.

          EXHIBIT 14      Not Applicable.

          EXHIBIT 15(a) Form of Amendment dated May 1, 2003 to the Allmerica Investment Trust Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 15, 2001 to the Allmerica Investment Trust Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein.

                    (b) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (c) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 21, 2000 in Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (d) Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (e) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (f) Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 is filed herewith. Amendment dated January 3, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                    (g) Amended And Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 is filed herewith. Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.. Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                    (h) Amendment No. 1 dated June 5, 2007 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company is filed herewith. Form of Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                    (i) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-

                          39702/811-6293), and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                    (j) Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                    (k) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

                    (l) Amendment dated May 1, 2001 to the Pioneer Participation Amendment was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                    (m) Eaton Vance Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Eaton Vance Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                    (n) Amendment dated October 1, 2001 with Variable Insurance Products Fund III was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment and Participation Agreement with Variable Insurance Products Fund III were previously filed on April 19, 2001 in Registrant's

                          Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and are
                          incorporated by reference herein.

                    (o) Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                    (p) Form of Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth
                          Annuity And Life Insurance Company as amended May 1, 2002 is filed herewith. Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                    (q) Amended And Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company is filed herewith. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on April 28, 2007 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of most the following Directors and Officers* is:
     85 Broad Street
     New York, NY 10004

     The principal business address of the other following Directors and Officers is:
     132 Turnpike Road, Suite 210
     Southborough, MA 01772.

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                           POSITION WITH COMPANY
----------------------------   --------------------------------------------------------
Allan S. Levine*               Chairman of the Board
Nicholas Helmuth von Moltke*   Director and Senior Vice President
J. William McMahon*            Director
Donald Mullen*                 Director
Timothy J. O'Neill*            Director
Michael A. Reardon             Director, President, and Chief Executive Officer
Laura Bryant                   Vice President and Chief Operating Officer
Manda J. D'Agata*              Vice President and Treasurer
Eleanor L. Kitzman             Senior Vice President and Director of Regulatory Affairs
Michael A. Pirrello            Vice President and Chief Financial Officer
Samuel Ramos*                  Vice President and Secretary
Alan Akihiro Yamamura*         Vice President and Chief Risk Officer
Margot K. Wallin               Vice President and Chief Compliance Officer

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                    -----------------------------
                                                    | THE GOLDMAN, SACHS GROUP, |
                                                    |            INC.           |
                                                    |         (Delaware)        |
                                                    -----------------------------
                                                                 |
                                                                 |
                         -----------------------------------------------------------------------------------
---------------------    |                                               |                                 |
| GOLDMAN, SACHS &  |100%|                                               |100%                             | 100%
|       CO.         | (a)|      ---------------------         -----------------------         ----------------------------
|   (New York)      |----|      | COLUMBIA CAPITAL  |         |    COMMONWEALTH     |         |    GS REHOLDINGS, INC.   |-----
---------------------    |      | LIFE REINSURANCE  | 100%    |   ANNUITY & LIFE    |         |        (Delaware)        |    |
                         |      |      COMPANY      |------|  |INSURANCE COMPANY(b) |         ----------------------------    |
                         |      |  (South Carolina) |      |  |   (Massachusetts)   |                                         |
                         |      ---------------------      |  -----------------------                                         |
                         |               | 100%            |                                  ----------------------------    |
                         |               |                 |                                  |   LONGMORE CREDIT, LLC   |100%|
                         |      -----------------------    |    ---------------------         |        (Delaware)        |-----
                         |      | CHARLESTON CAPITAL  |    |100%| ARROW REINSURANCE |         ----------------------------    |
---------------------    |      | REINSURANCE, L.L.C. |    |----|  COMPANY LIMITED  |                                         |
|   GOLDMAN SACHS   |100%|      |  (South Carolina)   |    |    |     (Bermuda)     |                                         |
| ASSET MANAGEMENT, | (a)|      -----------------------    |    ---------------------         ----------------------------    |
|       L.P.        |----|                                 |                                  |   LONGMORE CAPITAL, LLC   |100%|
|    (Delaware)     |    |                                 |    ---------------------         |        (Delaware)        |-----
---------------------    |                                 |    |   ARROW CAPITAL   |         ----------------------------    |
                         |      -----------------------    |    |REINSURANCE COMPANY|                                         |
                         |      |    PEARL STREET     |100%|100%|      LIMITED      |                                         |
---------------------100%|      |  INSURANCE COMPANY  |----|----|     (Bermuda)     |         ----------------------------    |
|   GOLDMAN SACHS   |(a) |      |      (Vermont)      |    |    ---------------------         |     LONGMORE CREDIT      |100%|
|   INTERNATIONAL   |----|      -----------------------    |                                  |      SERVICES, LLC       |-----
| (United Kingdom)  |                                      |    ------------------------      |        (Delaware)        |
---------------------                                      |    |    GOLDMAN SACHS     |      ----------------------------
                                -----------------------    |100%| RISK SERVICES L.L.C. |
                                |    GOLDMAN SACHS    |100%|----|      (Delaware)      |
                                |  RISK BROKERS, INC. |----|    ------------------------
                                |      (Delaware)     |    |
                                -----------------------    |    ----------------------    ----------------------------
                                                           |100%|  EASTPORT CAPITAL  |100%|    EPF FINANCIAL, LLC(c) |
                                                           |----|        CORP.       |----|        (Delaware)        |
                                -----------------------    |    |     (Delaware)     |    |                          |
                                |    GOLDMAN SACHS    |100%|    ----------------------    ----------------------------
                                | RISK ADVISORS, L.P. |----|
                                |      (Delaware)     |    |    ----------------------
                                -----------------------    |    |   ARROW CORPORATE  |
                                                           | 25%|   MEMBER HOLDINGS  |
                                                           |----|     LLC LIMITED    |
                                                           |    |      (Delaware)    |    ----------------------
                                                           |    ----------------------    |  ARROW CORPORATE   |
                                                           |              | 75%           |   MEMBER LIMITED   |
                                                           -------------------------------|      (England)     |
                                                                                          ----------------------


(a) GS Group holds 100% of the equity interest in these subsidiaries through one or more intermediary holding companies

(b) Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company

(c)  Eastport Financial, L.L.C. was renamed EPF Financial, LLC

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Arrow Syndicate 1910        Underwrites World property           England               1        Arrow Corporate            100.00%
                            catastrophe, Lyods mkt                                              Member Limited


NIHON HOTEL INVESTMENT TK   To hold hotels in Japan.             Japan                 3        GOLDMAN SACHS GROUP,        39.47%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                50.13%
                                                                                                INVESTMENTS JAPAN

                                                                                                NIHON HOTEL                 10.40%
                                                                                                INVESTMENT CO.,LTD
                                                                                                                         ---------
                                                                                                                           100.00%

ELQ INVESTORS, LTD          "Holding" company for distressed     England               1        MTGLQ INVESTORS, L.P.      100.00%
                            debt investments

KANSAI REALTY CO., LTD.     Astoria deal;Holding Real Estate.    Japan                 1        MG PARTNERS TK             100.00%

PRIME EQUITY CO.,LTD.       Astoria deal;Subsidiary of MG        Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Partners;Real estate business                                       JAPAN COR

Ito Onsen Management Co.    Flagged for New Onsen deal           Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         (Ebina);Management of Ryokan                                        JAPAN COR
                            (Japanese Hotel).

GK Musashino Kaihatsu       Flagged for Tohoku REO deal.Real     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Estate

Kaike Onsen Hotel Mgmt Co   Management of Ryokan.(Japannese      Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         Hotel);Flagged for Onsen deal.                                      JAPAN COR

GK Universal Hotel          Purchasing loan;Flagged for Hotel    Japan                 1        AR Holdings GK             100.00%
Management                  Universal Port Deal.

GK Kitanomaru               Purchasing Loans, Holding Real       Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            estates and  Securities

RIO NEGRO ASSESSORIA LTDA.  (AMC Brazil) rendering of services   BRAZIL                2        MTGLQ INVESTORS, L.P.      100.00%
                            of collection, staff,
                            restructuring and management of                                     GS FINANCIAL SERVICES        0.00%
                            assets                                                              L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

ARCHON GEN-PAR, INC.        1% general partner of Archon         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Group, L.P.                                                         INC. (THE

Goldman Sachs (France)      1% owner of Goldman Sachs Overseas   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
Finance                     Finance, L.P.; formerly owned 2                                     INC. (THE
                            Hong Kong companies which have
                            since been liquidated.
                            Non-regulated holding company.

JADE DRAGON (MAURITIUS)     1) SPV for holding both India and    Mauritius             1        TIGER STRATEGIC            100.00%
LIMITE                      PRC investments. 2) Holding                                         INVESTMENTS LT
                            company for venture capital
                            companies in India and PRC.

Litton Cons & Corp LLC      100 % Subsidiary of GS Bank USA      [-]                   1        GOLDMAN SACHS BANK         100.00%
                            (0247) and .01% owner of Litton                                     (USA) INC
                            Loan Servicing LP.

Litton Mortgage Servicing   100 % Subsidiary of GS Bank USA      Utah                  1        GOLDMAN SACHS BANK         100.00%
LLC                         (0247) and 99.99% owner of Litton                                   (USA) INC
                            Loan Servicing LP.

ARES FINANCE S.R.L.         A securitization vehicle             Italy                 1        GOLDMAN SACHS GROUP,        50.00%
                            established under Italian law that                                  INC. (THE
                            holds sub-performing assets and
                            has issued debt secured by these
                            assets.

KAKEGAWA HOLDINGS TK        A trustor and Master Lessee of       Japan                 2        KAKEGAWA HOLDINGS            5.00%
                            Kakegawa Grand Hotel.                                               CO.,LTD

                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

PNW, LLC                    A utilities supplier of energy and   Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            energy-related products.

GOLDMAN SACHS MITSUI        AAA rated company established to     Delaware              2        GSMMDPGP INC.                1.00%
MARINE DR                   provide credit rating enhancement
                            to derivative product trading.                                      GOLDMAN SACHS               49.00%
                            All trades to third parties are                                     HOLDINGS (NETHE)
                            back to back with affiliates.                                                                ---------
                                                                                                                            50.00%

GS PRIME HOLDINGS LLC       Acquired as part of the Linden       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Venture.                                                            INC. (THE

LEAF GREEN TK               Acquiring non performing loans and   Japan                 3        GOLDMAN SACHS GROUP,         5.11%
                            realizing them.                                                     INC. (THE

                                                                                                LEAF GREEN CO, LTD           5.00%

                                                                                                GS Holdings Mauritius       45.51%
                                                                                                Limited
                                                                                                                         ---------
                                                                                                                            55.63%

REAL ESTATE CREATION FUND   Acquiring non performing loans and   Japan                 2        REC INVESTMENTS TK          85.00%
TK                          realizing them.( Resona Deal )
                                                                                                REAL ESTATE CREATION         5.00%
                                                                                                FUND CO.,
                                                                                                                         ---------
                                                                                                                            90.00%

GS ASSET BACKED             Acquisition and disposition of       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
SECURITIES COR              asset-backed securities                                             INC. (THE

THO B.V.                    Acquisition of an associate share    Netherlands           1        ELQ INVESTORS, LTD         100.00%
                            (45%) in Akfen, Turkish real
                            estate entity.

SSIG SPF ONE LQ, LLC        Actively managed opportunity fund    Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            which invests in distressed credit.

GS COMM MORTGAGE CAPITAL,   Acts as a general partner of         Delaware              1        MLQ INVESTORS, L.P.        100.00%
LLC.                        Archon Financial L.P.

SLK INDEX SPECIALISTS LLC   Acts as the AMEX specialist in       New York              1        GS EXECUTION AND           100.00%
                            index-based derivative products.                                    CLEARING, L.P
                            Broker Dealer; SEC File No. 8-44563

GS FUND MANAGEMENT S.A.     Administration and management of     Luxembourg            2        GOLDMAN SACHS                1.00%
                            one or several mutual investment                                    HOLDINGS (U.K.)
                            funds or investment companies
                            organised under the laws of                                         GOLDMAN SACHS (UK)          99.00%
                            Luxembourg.  Management company                                     L.L.C.
                            for German Bond Fund.                                                                        ---------
                                                                                                                           100.00%

MORTGAGE ASSET MANAGEMENT   Administrative services related to   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP                        issuance of collateralized                                          INC. (THE
                            mortgage obligations

GS CALIC                    AFLIAC contains the variable         Massachusetts         1        GOLDMAN SACHS GROUP,       100.00%
                            annuity and variable universal                                      INC. (THE
                            life business acquired from
                            Allmerica Financial Corp.AFLIAC
                            contains the variable annuity and
                            variable universal life business
                            acquired from Allmerica Financial
                            Corp.AFLIAC contains the variablea

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
MUNI TIC TOC SERIES TRUST   Aggregation of multiple trusts       United States         1        GOLDMAN, SACHS & CO.       100.00%
CONS                        used in connection with the
                            municipal tender option bond
                            program (TIC TOC).

GSTP LLC                    Aircraft ownership and leasing       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REMARK CAPITAL GROUP, LLC   An AMSSG related entity that         Delaware              1        MTGLQ INVESTORS, L.P.       75.00%
                            manages and services portfolios of
                            consumer auto loans.

South Wind TK               An ASSG related entity that holds    Japan                 4        GOLDMAN SACHS GROUP,         8.15%
                            golf courses and related assets in                                  INC. (THE
                            Japan.
                                                                                                GS STRATEGIC                10.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                SOUTH WIND REALTY            5.00%
                                                                                                FINANCE(CAYM

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            58.15%

NIHON ENDEAVOR FUND TK      An ASSG related entity that          Japan                 2        GOLDMAN SACHS GROUP,        55.04%
                            invests in distressed loans                                         INC. (THE

                                                                                                NIHON ENDEAVOR FUND          5.10%
                                                                                                CO., LTD
                                                                                                                         ---------
                                                                                                                            60.14%

LINDEN WOOD IIS TK          An ASSG related entity that          Cayman Islands        2        LINDEN WOOD IIS LTD          5.00%
                            invests in distressed loans.
                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

LINDEN WOOD TK              An ASSG related entity that          Japan                 2        LINDEN WOOD, LTD             5.00%
                            invests in distressed loans.
                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

SOLAR WIND TK               An ASSG related entity that          Japan                 2        SOLAR WIND, LTD              5.00%
                            invests in distressed loans.
                                                                                                KIRI (DELAWARE) LLC         75.00%
                                                                                                                         ---------
                                                                                                                            80.00%

REC INVESTMENTS TK          An ASSG related entity that          Japan                 2        GS STRATEGIC                69.00%
                            invests in loans.                                                   INVESTMENTS JAPAN

                                                                                                REC INVESTMENTS CO.,         5.00%
                                                                                                LTD
                                                                                                                         ---------
                                                                                                                            74.00%

GAC PERSONAL TK             An ASSG related entity that          Japan                 2        GAC PERSONAL CO. LTD         5.00%
                            purchased residential loans from
                            Chiyoda Life.                                                       GS FINANCIAL SERVICES       95.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

Slow Group Co.,Ltd.         An insurance company for pets.       Japan                 1        JUPITER INVESTMENT          81.79%
                                                                                                CO,. LTD.

EPOCH SECURITIES INC        An investment bank that uses         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            sophisticated technology to                                         INC. (THE
                            connect to individual investors in
                            the United States.

Garden Capital Plaza SRL    An investment hodling entity         Barbados              2        GOLDMAN SACHS GROUP,        19.97%
                                                                                                INC. (THE

                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            49.97%

MINAMI AOYAMA KAIHATSU      Aoyama-deal・Holding Real      Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO., LT                     Estate.                                                             JAPAN COR

VANTAGE MARKET PLACE LLC    As part of Goldman Sachs'            Delaware              1        VANTAGE MARKETPLACE        100.00%
                            independent research platform,                                      HOLDINGS,
                            Vantage Marketplace LLC's subject
                            matter experts will consult with
                            clients who have contracted the
                            expert's services on specific
                            questions/topics.

GSEM (DEL) HOLDINGS, L.P.   As part of the GSEM L.P.             Delaware              2        GOLDMAN SACHS GLOBAL        25.00%
                            restructuring, entity is being                                      HOLDINGS
                            formed as part of the holding
                            company structure for GSEM L.P.                                     GSEM DEL INC                75.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GSEM BERMUDA HOLDINGS,      As part of the GSEM L.P.             Bermuda               2        GOLDMAN SACHS GLOBAL         1.00%
L.P.                        restructuring, entity is being                                      HOLDINGS
                            formed as part of the holding
                            company structure for GSEM L.P.                                     GSEM (DEL) HOLDINGS,        99.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS INVESTMENT STRATEGIES,   Asset Management Company             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                                                                                             INC. (THE

GS EURO INV GRP II LTD      Asset owning subsidiary for GS       England               1        GS EURO OPP FUND II LP     100.00%
                            European Opportunities Fund II

KANSAI REALTY TK            ASSG entity engaged in real estate   Japan                 2        MG PARTNERS TK              99.00%
                            activities in Japan.
                                                                                                KANSAI REALTY CO.,           1.00%
                                                                                                LTD.
                                                                                                                         ---------
                                                                                                                           100.00%

NJLQ (IRELAND) LTD          ASSG entity to hold the Jinro        Ireland               1        GS FINANCIAL SERVICES      100.00%
                            loan.Established to hold ASSG                                       L.P.
                            positions in Korean assets.

JUPITER INVESTMENT CO,.     ASSG Equity Position                 Japan                 1        MLQ INVESTORS, L.P.        100.00%
LTD.

FJT (HK) LIMITED            ASSG related entity holding a        Hong Kong             2        GOLDMAN SACHS GROUP,        39.47%
                            hotel property in China.                                            INC. (THE

                                                                                                GOLDMAN SACHS (ASIA)        60.53%
                                                                                                FIN. HLDG
                                                                                                                         ---------
                                                                                                                           100.00%

Tamatsukuri Onsen Mgt Co.   ASSG/REPIA Onsen deal.Managiment     Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         of Onsen ryokan( Japanese style                                     JAPAN COR
                            Hotel.)

GK TAMATSUKURI ONSEN        ASSG/REPIA Onsen deal.Managiment     Japan                 1        AR Holdings GK             100.00%
KAIHATSU                    of Onsen ryokan( Japanese style
                            Hotel.)

MG PARTNERS CO LTD.         Astoria dealReal estate business     Japan                 1        SOLAR WIND TK              100.00%

BLUE DAISY TK               Blue Daisy is a vehicle to invest    Japan                 1        BLUE DAISY CO.,LTD.         50.00%
                            in recruit through its
                            participation in the secondary
                            shares acquired by Nochu.

G.S. DO BRASIL BANCO        Brazilian bank.                      BRAZIL                2        GOLDMAN SACHS GROUP,        99.90%
MULTIPLO,                                                                                       INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         0.10%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS DO BRASIL CORRETORA      Brazilian broker dealer entity       [-]                   2        G.S. DO BRASIL BANCO        99.99%
                            that will enable GS to trade cash                                   MULTIPLO,
                            equities and listed options
                            directly with the Brazilian                                         GOLDMAN SACHS                0.01%
                            exchange (BOVESPA).                                                 REPRESENTACOES L
                                                                                                                         ---------
                                                                                                                           100.00%

CIN MANAGEMENT LIMITED      British Coal's pension fund          England               1        GOLDMAN SACHS ASSET        100.00%
                            manager (see Other Information)                                     MGMT HOLDI

GS EXECUTION AND            Broker Dealer; SEC File No.          New York              1        SPEAR, LEEDS &             100.00%
CLEARING, L.P               8-00526;  proprietary trading,                                      KELLOGG LLC
                            customer business clearing firm

GOLDMAN, SACHS & CO.        Broker/dealer engaging in            New York              2        THE GOLDMAN, SACHS &         0.20%
                            proprietary & agency transactions                                   CO. L.L.C
                            in fixed income, equity and
                            currency markets; principal                                         GOLDMAN SACHS GROUP,        99.80%
                            provider of the Firm's investment                                   INC. (THE
                            banking services; primary dealer                                                             ---------
                            effective 12/74; member NYSE since                                                             100.00%
                            1/1/27.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN SACHS               Broker/dealer which engages in       England               2        GOLDMAN SACHS               99.00%
INTERNATIONAL               proprietary and agency                                              HOLDINGS (U.K.)
                            transactions in the fixed income,
                            equity and currency market,                                         GOLDMAN SACHS GROUP          1.00%
                            provides investment banking                                         HOLDINGS (
                            services in Europe; Rep. office in                                                           ---------
                            Madrid; 4/3/98 Branches opened in                                                              100.00%
                            South Africa, Stockholm and Milan

GOLDMAN SACHS (ASIA)        Broker/dealer with dealing and       Delaware              1        GS Holdings (Hong          100.00%
L.L.C.                      underwriting business.  Registered                                  Kong) Ltd
                            in HK with HK Coy Registry.  Date
                            of registration in HK 22nd July
                            1994.Licensed under the HK
                            Securities and Futures Ordinance
                            for the following regulated
                            activities: Type 1 dealing in secur

GS (INDIA) SECURITIES       Broker/Dealer, merchant banking,     India                 1        GOLDMAN SACHS              100.00%
PVT.LTD.                    provide financial services                                          (MAURITIUS) L.L.

MERCER ALLIED COMPANY L.P.  Broker/Dealer.  Part of Ayco         Delaware              2        GS AYCO HOLDINGS LLC         1.00%
                            acquisition.
                                                                                                THE AYCO COMPANY L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

BRM Holdings LLC            Business Records Management          [-]                   1        GSFS INVESTMENT I CORP      82.00%

GOLDMAN SACHS               Business tranferred to Goldman       England               1        GOLDMAN SACHS              100.00%
INTERNATIONAL FI            Sachs International                                                 HOLDINGS (U.K.)

J. ARON & COMPANY           Business tranferred to J. Aron &     England               2        GOLDMAN SACHS               50.00%
(BULLION)                   Company (U.K.)                                                      HOLDINGS (U.K.)

                                                                                                GOLDMAN SACHS GROUP         50.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GSTM LLC                    capital management                   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

AMC OF AMERICA LP           Capital restructure.                 Delaware              2        MTGLQ INVESTORS, L.P.       99.00%

                                                                                                AMC OF AMERICA LLC           1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Goldman, Sachs Gives gGmbH  Charity                              Germany               1        GSCO BETEILIGUNGS GMBH     100.00%

BEIJING GAO HUA             Chinese entity engaged in            People's              3        BEIJING GAO WANG            33.33%
SECURITIES CL               underwriting and proprietary         Republic of                    VENTURE CCL
                            trading of securities as well as     China
                            providing financial advisory                                        BEIJING DE SHANG            33.33%
                            services.                                                           VENTURE CCL

                                                                                                BEIJING HOU FENG            33.33%
                                                                                                VENTURE CCL
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS FUTURES PTE   Clearing of futures and options      Singapore             1        GOLDMAN SACHS FX           100.00%
LTD                         contracts                                                           (SINGAPORE) P

SunE Solar Fund I LLC       Company founded to support the       Delaware              1        GS SOLAR POWER I, LLC      100.00%
                            installation of solar electric
                            systems.

GS CAP PARTNERS 2000        Consolidating employee fund.         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
EMPLOY FU                                                                                       INC. (THE

Kinbley Realty PTE Ltd.     Consolidation of AEJ Entity. To      Singapore             1        Dhoni Cayman Holding       100.00%
                            acquire 48units which consists of                                   Ltd
                            apartments and townhouses in
                            residential development in
                            Singapore.

FUKUOKA TOSHI KAIHATSU TK   Consolidation of Japan Entity (REO   Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            acquisition).  To hold Real Estate.                                 INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                FUKUOKA TOSHI                5.00%
                                                                                                KAIHATSU CO.,LTD
                                                                                                                         ---------
                                                                                                                            49.57%

SHINING PARTNERS TK2        Consolidation of Japan Entity (to    Japan                 2        GS STRATEGIC                95.00%
                            hold SPL portfolio)                                                 INVESTMENTS JAPAN

                                                                                                SHINING PARTNERS             5.00%
                                                                                                LTD(TKO)
                                                                                                                         ---------
                                                                                                                           100.00%


SHINING PARTNERS TK         Consolidation of Japan Entity (to    Japan                 2        GS STRATEGIC                75.00%
                            hold SPL portfolio)                                                 INVESTMENTS JAPAN

                                                                                                SHINING PARTNERS             5.00%
                                                                                                LTD(TKO)
                                                                                                                         ---------
                                                                                                                            80.00%

ARCHON GROUP DEUTSCHLAND,   Consultancy on economic and          Germany               1        ARCHON INTERNATIONAL,      100.00%
GMBH                        technical aspects of investment in                                  INC.
                            real estate.  Set up to support
                            Archon's activities in Germany.

YOSHINO HOSPITALITY         Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                                                                                        JAPAN COR

REAL ESTATE CREATION        Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
FUND2 CO.                                                                                       JAPAN COR

NAGASAKA KAIHATSU CO.,LTD   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

YOSHINO KAIHATSU CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

STAR GATE REALTY CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

REC INVESTMENTS2 CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

PHOENIX OXNARD (DELAWARE)   Created for transaction in           Delaware              1        MLQ INVESTORS, L.P.        100.00%
LLC                         JapanCreated for transaction in
                            Japan


DANDELION INVESTMENTS TK    Dandelion has made investments in    Japan                 2        DANDELION INVESTMENTS        5.00%
                            Green mountain to acquire                                           CO.,LTD.
                            non-performing loans from Linden
                            Wood an existing SPC of the ASSG                                    GS FINANCIAL SERVICES       73.00%
                            business.                                                           L.P.
                                                                                                                         ---------
                                                                                                                            78.00%

J. ARON & COMPANY           Dealer in petroleum, metals          New York              2        THE J. ARON                  0.20%
                            (precious and base), grain and                                      CORPORATION
                            coffee/cocoa in the spot and
                            forward markets and foreign                                         J. ARON HOLDINGS, L.P.      99.80%
                            currency options and maintains                                                               ---------
                            seats on various exchanges;                                                                    100.00%
                            Commodities dealer

RTV VENTURES LLC            Delaware entity established to       Delaware              1        GOLDMAN SACHS CREDIT        66.70%
                            service an existing loan portfolio.                                 PARTNERS

PRIME ASSET CO. LTD         Dormant                              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

P T GOLDMAN SACHS           dormant company                      Indonesia             3        GOLDMAN SACHS (ASIA         90.00%
INDONESIA                                                                                       PACIFIC) L

                                                                                                GOLDMAN SACHS GLOBAL         0.10%
                                                                                                HOLDINGS

                                                                                                GOLDMAN SACHS                9.90%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

HULL TRADING ASIA, LTD.     Dormant.  Proprietary trading        Hong Kong             1        GS ASIAN VENTURE           100.00%
                            firm.Holds a trading right in the                                   (DELAWARE) LL
                            Hong Kong Futures Exchange.

GOLDMAN SACHS POWER L.L.C.  DULLES HOLDING CORP. was former      Delaware              2        J. ARON HOLDINGS, L.P.      99.00%
                            name. Established to serve as the
                            exclusive advisor to Constellation                                  J. ARON & COMPANY            1.00%
                            Power Source Inc. for power                                                                  ---------
                            trading and risk management.                                                                   100.00%

THE EUROPEAN POWER SRC CO   Dutch Holding Co for Pan-European    Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
BV                          power trading business                                              INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ELQ Holdings (UK) Ltd       ELQ Holdings (UK) Ltd holds ELQ II   United Kingdom        1        ELQ Holdings (Del) LLC     100.00%
                            and ELQ III. As part of the
                            firmwide project to reduce the
                            firms effective tax rate, US tax
                            have been reviewing the ESSG
                            structures and have determined
                            that ELQ (func ccy USD) to be sub
                            optimal from a tax perspective and
                            therefore have had sign off from
                            the desk, legal and controllers to
                            incorproate ELQ2 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia and the
                            Baltic states already owned by ELQ
                            may be transfered to ELQ2, and
                            ELQ2 will being to take on all new
                            transactions either as direct
                            balance sheet investments or
                            through subsidiary ownership

ELQ Investors II Ltd        ELQ Holdings (UK) Ltd holds ELQ      United Kingdom        1        ELQ Holdings (UK) Ltd      100.00%
                            Investors II Ltd and ELQ Investors
                            III Ltd. As part of the firmwide
                            project to reduce the firms
                            effective tax rate, US tax have
                            been reviewing the ESSG structures
                            and have determined that ELQ (func
                            ccy USD) to be sub optimal from a
                            tax perspective and therefore have
                            had sign off from the desk, legal
                            and controllers to incorproate
                            ELQ2 & ELQ 3 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia already
                            owned by ELQ may be transfered to
                            ELQ 3, and ELQ3 will being to take
                            on all new Russian transactions
                            either as direct balance sheet
                            investments or through subsidiary
                            ownership

ELQ Investors III Ltd       ELQ Holdings (UK) Ltd holds ELQ      United Kingdom        1        ELQ Holdings (UK) Ltd      100.00%
                            Investors II Ltd and ELQ Investors
                            III Ltd. As part of the firmwide
                            project to reduce the firms
                            effective tax rate, US tax have
                            been reviewing the ESSG structures
                            and have determined that ELQ (func
                            ccy USD) to be sub optimal from a
                            tax perspective and therefore have
                            had sign off from the desk, legal
                            and controllers to incorproate
                            ELQ2 & ELQ 3 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia already
                            owned by ELQ may be transfered to
                            ELQ 3, and ELQ3 will being to take
                            on all new Russian transactions
                            either as direct balance sheet
                            investments or through subsidiary
                            ownership

GOLDMAN SACHS SERVICES      Employer of certain employees        British Virgin        1        GOLDMAN SACHS GLOBAL       100.00%
(B.V.I.                     whose services are lent to GSIL      Islands                        SERVICES
                            and GS(J)C

GOLDMAN SACHS GLOBAL        Employer of certain US               Cayman Islands        1        GOLDMAN SACHS GROUP,       100.00%
SERVICES                    citizens/green card holders                                         INC. (THE
                            outside US

GOLDMAN SACHS GLOBAL        Employer of certain US               Cayman Islands        2        GOLDMAN SACHS GLOBAL         1.00%
SERVICES                    citizens/green card holders                                         HOLDINGS
                            outside US
                                                                                                GOLDMAN SACHS               99.00%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

Rothesay Pensions Mgmt      Employer Sponsor Company for         [-]                   1        GOLDMAN SACHS GROUP,       100.00%
Limited                     Defined Benefit Pension Plan                                        INC. (THE

GOLDMAN SACHS EUROPE        Employs consultants to Investment    Isle of Jersey        1        GOLDMAN SACHS              100.00%
LIMITED                     Banking Division; contracts with                                    INTERNATIONAL
                            International Advisers;

EASTPORT CAPITAL            Engage in life settlements business  Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORPORATION                                                                                     INC. (THE

GS DIVERSIFIED HOLDINGS     Engage in potential structured       Delaware              2        GS FINANCIAL SERVICES       99.99%
II LLC                      transaction with Azteca.                                            L.P.

                                                                                                GS DIVERSIFIED               0.01%
                                                                                                FINANCE III LLC
                                                                                                                         ---------
                                                                                                                           100.00%

GSB1 - GS BANK (EUROPE)     Entitiy for Irish Bank               Ireland               1        GS Ireland Holdings        100.00%
PLC                                                                                             Ltd

CHESHIRE HOLDINGS EUROPE    Entity established to facilitate     Isle of Jersey        1        GOLDMAN SACHS GROUP,       100.00%
LIMIT                       structured financing.                                               INC. (THE

LUGE LLC                    Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

GSGF MORTGAGE I, CO         Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GSGF MORTGAGE II, CO        Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS MORTGAGE I, PARTNERS     Entity established to facilitate     Delaware              2        GOLDMAN SACHS               95.00%
                            structured financing.                                               MORTGAGE COMPANY

                                                                                                GS MORTGAGE I                5.00%
                                                                                                HOLDINGS, LLC
                                                                                                                         ---------
                                                                                                                           100.00%

MEHETIA INC                 Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

CARRERA2 LLC                Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

COUNTY ASSETS LIMITED       Entity established to facilitate     Cayman Islands        1        COUNTY FUNDING LIMITED     100.00%
                            structured financing.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
COUNTY FUNDING LIMITED      Entity established to facilitate     England               1        COUNTY UK LIMITED          100.00%
                            structured financing.

COUNTY UK LIMITED           Entity established to facilitate     Cayman Islands        1        GS GLOBAL INVESTMENTS      100.00%
                            structured financing.                                               UK, INC.

GS GLOBAL INVESTMENTS UK,   Entity established to facilitate     Delaware              1        GS GLOBAL INVESTMENTS      100.00%
INC.                        structured financing.                                               CO.

GS GLOBAL PARTNERS LLC      Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS MORTGAGE I HOLDINGS,     Entity established to facilitate     Delaware              1        GOLDMAN SACHS              100.00%
LLC                         structured financing.                                               MORTGAGE COMPANY

GS V-1 HOLDINGS, L.P.       Entity established to facilitate     Bermuda               2        GOLDMAN SACHS GROUP,         1.00%
                            structured financing.                                               INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        99.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL MARKETS INC       Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS Private Bank Ltd.        Entity for Irish Bank                Ireland               2        GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS Pvt Bank Holdings        75.00%
                                                                                                LLC
                                                                                                                         ---------
                                                                                                                           100.00%

GS Ireland Holdings Ltd     Entity for Irish Bank- GSB6          Ireland               1        GS Private Bank Ltd.       100.00%

GOLDMAN SACHS CANADA        Entity formed during 1996 to         Nova Scotia           2        GOLDMAN SACHS GROUP,         1.00%
CREDIT PA                   participate in the Canadian Senior                                  INC. (THE
                            bank debt business; holds
                            inventory of and trades senior                                      GOLDMAN SACHS CREDIT        99.00%
                            bank debt.                                                          PARTNERS
                                                                                                                         ---------
                                                                                                                           100.00%

WILLIAM STREET EQUITY       Entity invests in William Street     Delaware              1        GOLDMAN SACHS CAPITAL      100.00%
                            Funding Corporation in exchange                                     MARKETS,
                            for equity and mezzanine
                            securities.Entity invests in
                            William Street Funding Corporation
                            in exchange for equity and
                            mezzanine securities.

SAVOY ASSOCIATES, LLC       Entity is a condominium developer    Delaware              1        REP SVY HOLDINGS           100.00%
                            that is engaged in the business of                                  REALTY, LLC
                            selling its developed properties.

GS LEASING LIMITED          Entity is a partnerships set up to   Cayman Islands        2        GS LEASING NO. 1            90.00%
PARTNESHIP                  enter into a finance lease with                                     LIMITED
                            Tesco Plc. It will acquire assets
                            from Tesco and then lease them                                      GS Leasing No. 3            10.00%
                            back in the form of the finance                                     Limited
                            lease. As such the fixed assets do                                                           ---------
                            not go on the GS balance sheet.                                                                100.00%
                            Instead there is a lease
                            receivable.

GS Capital Funding UK I     Entity is part of the European       England               1        GS DIVERSIFIED             100.00%
Ltd.                        Hedging Strategy deal.                                              INVESTMENTS LTD

GS LEASING NO. 2 LIMITED    Entity is set up to purchase the     Cayman Islands        1        GS DIVERSIFIED             100.00%
                            limited partnership interest from                                   FUNDING LLC
                            GS Leasing Investments once the
                            structure and subsequent sale of
                            the lease rentals to a third party
                            is complete.

REP SVY HOLDINGS REALTY,    Entity is the holding company that   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         owns Savoy (0113).                                                  INC. (THE

GS Leasing KCSR II          Entity maintains leveraged leases    United States         1        GSFS INVESTMENT I CORP     100.00%
                            for 60 locomotives on lease to
                            Kansas City Southern Railways.
                            Transactions closed in 2007.

Arrow Corporate Member      Entity owns participation in a       England               1        ARROW CORP MEMBER          100.00%
Limited                     syndicate at Lloyds that writes                                     HOLDINGS LLC
                            property catastrophe insurance.

GS UNIT TRUST               Entity purely acts as an             Cayman Islands        1        GS LEASING NO. 1           100.00%
ADMINISTRATION L            administrator for GS Leasing                                        LIMITED
                            Investments. The entity will
                            purely have a tiny amount of
                            capital and cash.

GS FINANCIAL SERVICES II    Entity set up as part of an AMSSG    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            structured transaction.  To act as                                  INC. (THE
                            a parent company to AFCO 4 and the
                            Amagansett chain of companies.

GS LEASING HOLDINGS         Entity set up to act as trustee      Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
LIMITED                     for GS Leasing Investments. The                                     HOLDINGS (
                            entity will purely have a tiny
                            amount of capital and cash.

GS LEASING NO. 1 LIMITED    Entity set up to be the general      Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            partner (controlling interest) in
                            GS Leasing Limited Partnership.
                            It will invest in the partnership
                            in return for its share of the
                            leasing income.

WILLIAM STREET COMMITMENT   Entity set up to extend unfunded     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            loan commitments to                                                 INC. (THE
                            investment-grade customers of GS
                            Group

Sana Acquisitions Ltd       Entity set up to hold portfolio of   England               1        GS EURO OPP FUND II LP     100.00%
                            non-performing German loans

Frangipani TK               Entity set up to refinance the       Japan                 1        Blue Square TK             100.00%
                            loan to Takara-Gumi.

Blue Square TK              Entity set up to refinance the       Japan                 2        GOLDMAN SACHS JAPAN          1.00%
                            loan to Takara-Gumi.                                                CO., LTD.

                                                                                                NEPHRITE EQUITY             99.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                           100.00%

GS Site 25 Retail LLC       Entity to house Embassy Suite        Delaware              1        GS Site 25 Retail          100.00%
                            Retail Acquisition                                                  Holding LLC

GS Site 25 Retail Holding   Entity to house holding company      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         for the Embassy Suite Retail                                        INC. (THE
                            Acquisition

GS SITE 25 HOTEL, LLC       Entity to house the entity for the   Delaware              1        GS SITE 25 HOTEL           100.00%
                            Embassy Suite Hotel Acquisition                                     HOLDING, LLC

GS SITE 25 HOTEL HOLDING,   Entity to house the holding          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         company for Embassy Suite Hotel                                     INC. (THE
                            Acquisition

GS LINDEN POWER HOLDINGS    Entity was acquired as part of the   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         Linden venture.                                                     INC. (THE

GS UNIT TRUST INVESTMENTS   Entity will invest as a minority     Cayman Islands        1        GS LEASING NO. 1           100.00%
LIMI                        unit holder in GS Leasing                                           LIMITED
                            Investments. It will be
                            capitalized by an existing GS
                            entity.

AKTEAS S.R.L                ESSG Italian Real Estate trading     Italy                 1        ELQ INVESTORS, LTD         100.00%
                            entity and controlled and managed
                            by Archon Italy

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
POSEIDON ACQUISITIONS  LTD  ESSG Portfolio SPV for Kreta II      England               1        GS EURO OPP FUND II LP     100.00%
                            NPL portfolio in the Opportunities
                            Fund II

SOUTH WALES INVESTMENTS     ESSG related entity established to   United Kingdom        1        ELQ INVESTORS, LTD         100.00%
TPL LT                      hold an investment in a power
                            company.

THE GS TRUST COMPANY OF     Established as a limited purpose     Delaware              1        THE GOLDMAN SACHS          100.00%
DELAWA                      trust company.                                                      TRUST COMPAN

GS A320 LLC                 Established as part of a Private     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Finance Group Leasing Transaction.

GS RJX LEASING LLC          Established as part of a Private     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Finance Group Leasing Transaction.

SCADBURY UK LIMITED         Established as part of an SSG        England               1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

GS FUNDING EUROPE LIMITED   Established as part of an SSG        England               1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          II
                            transaction.

SCADBURY ASSETS             Established as part of an SSG        England               2        SCADBURY UK LIMITED         99.00%
                            Structured Investing Group
                            transaction.                                                        SCADBURY FUNDING             1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

AMAGANSETT II ASSETS        Established as part of an SSG        Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

SCADBURY FUNDING LIMITED    Established as part of an SSG        Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            Structured Investing Group
                            transaction.

AMAGANSETT FUNDING LIMITED  Established as part of an SSG        Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

AMAGANSETT ASSETS           Established as part of an SSG        England               2        GS FUNDING EUROPE           99.00%
                            Structured Investing Group                                          LIMITED
                            transaction.
                                                                                                AMAGANSETT FUNDING           1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

SCADBURY II ASSETS          Established as part of an SSG        Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            Structured Investing Group
                            transaction.

ELBE FUNDING LIMITED        Established as part of an SSG        Cayman Islands        1        GOLDMAN SACHS              100.00%
                            Structured Investing Group                                          (CAYMAN) HOLDING
                            transaction.

RHYS TRUST                  Established as part of an SSG        United States         2        GS FINANCIAL SERVICES       95.00%
                            Structured Investing Group                                          L.P.
                            transaction.
                                                                                                GS GLOBAL MARKETS INC        5.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SAPIEN LIMITED              Established as part of an SSG        United States         1        RHYS TRUST                 100.00%
                            Structured Investing Group
                            transaction.

SARGASSO LIMITED            Established as part of an SSG        United States         1        SAPIEN LIMITED             100.00%
                            Structured Investing Group
                            transaction.

SHIRE II ASSETS             Established as part of an SSG        Cayman Islands        1        SHIRE UK LIMITED           100.00%
                            Structured Investing Group
                            transaction.

SHIRE FUNDING LIMITED       Established as part of an SSG        Cayman Islands        1        SHIRE UK LIMITED           100.00%
                            Structured Investing Group
                            transaction.

SHIRE ASSETS                Established as part of an SSG        England               2        SHIRE FUNDING LIMITED        1.00%
                            Structured Investing Group
                            transaction.                                                        SHIRE UK LIMITED            99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SHIRE UK LIMITED            Established as part of an SSG        England               1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

AMAGANSETT FINANCING        Established as part of an SSG        Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

LAFFITTE PARTICIPATION 10   Established as part of an SSG        France                1        CHILTERN TRUST             100.00%
                            Structured Investing Group
                            transaction.

LAFFITTE PARTICIPATION 12   Established as part of an SSG        France                1        LAFFITTE                   100.00%
                            Structured Investing Group                                          PARTICIPATION 10
                            transaction.

GS CAPITAL OPPORTUNITIES    Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         Structured Investing Group                                          L.P.
                            transaction.

GS FINANCING                Established as part of an SSG        Delaware              1        GS CAPITAL                 100.00%
OPPORTUNITIES LLC           Structured Investing Group                                          OPPORTUNITIES LLC
                            transaction.

GS 767 LEASING LLC          Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

KILLINGHOLME GENERATION     Established as part of an SSG        England               4        KILLINGHOLME HOLDINGS        0.00%
LIMITE                      Structured Investing Group                                          LIMITED
                            transaction.
                                                                                                Scadbury II Assets          50.32%

                                                                                                SCADBURY UK LIMITED         13.37%

                                                                                                Shire Funding Limited       36.31%
                                                                                                                         ---------
                                                                                                                           100.00%

KILLINGHOLME HOLDINGS       Established as part of an SSG        England               1        KILLINGHOLME POWER         100.00%
LIMITED                     Structured Investing Group                                          GROUP LTD
                            transaction.

GSGF INVESTMENTS INC.       Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          L.P.
                            transaction.

FORRES LLC                  Established as part of an SSG        Delaware              1        GOLDMAN SACHS              100.00%
                            Structured Investing Group                                          HOLDINGS (U.K.)
                            transaction.

LIQUIDITY ASSETS LIMITED    Established as part of an SSG        Cayman Islands        1        GS LEASING NO. 2           100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

GS GLOBAL INVESTMENTS III   Established as part of an SSG        Delaware              1        GS GLOBAL INVESTMENTS      100.00%
                            Structured Investing Group                                          CO.
                            transaction.

GS Raft River I Holdings,   Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
LLC                         Structured Investing Group
                            transaction.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Raft River Energy I, LLC    Established as part of an SSG        United States         1        GS Raft River I            100.00%
                            Structured Investing Group                                          Holdings, LLC
                            transaction.

GS CAPITAL INVESTMENTS      Established as part of an SSG        England               1        GS FINANCIAL SERVICES      100.00%
LIMITED                     Structured Investing Group                                          L.P.
                            transaction.

GS CAPITAL INVESTMENTS II   Established as part of an SSG        England               1        GS CAPITAL                 100.00%
LIMI                        Structured Investing Group                                          INVESTMENTS LIMITED
                            transaction.

CAPITAL INVESTMENTS         Established as part of an SSG        Delaware              1        GS CAPITAL                 100.00%
(U.S.) III                  Structured Investing Group                                          INVESTMENTS II LIMI
                            transaction.

GSFS INVESTMENT I CORP      Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          L.P.
                            transaction.

ENERGY CENTER HOLDINGS LLC  Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

GS737 CLASSICS LEASING LLC  Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

FLURET LIMITED              Established as part of an SSG        Isle of Jersey        1        FLURET TRUST               100.00%
                            Structured Investing Group
                            transaction.

ROTHMILL INVESTMENT         Established as part of an SSG        Cayman Islands        1        GS DIVERSIFIED             100.00%
COMPANY                     Structured Investing Group                                          INVESTMENTS LTD
                            transaction.

501-2 INVESTMENT            Established as part of an SSG        Australia             1        ROTHMILL INVESTMENT        100.00%
PARTNERSHIP                 Structured Investing Group                                          COMPANY
                            transaction.

201-2 INVESTMENT            Established as part of an SSG        Australia             1        ROTHMILL INVESTMENT        100.00%
PARTNERSHIP                 Structured Investing Group                                          COMPANY
                            transaction.

ACP PARTNERSHIP SERVICES    Established as part of an SSG        Cayman Islands        1        WYNDHAM INVESTMENTS        100.00%
                            Structured Investing Group                                          II LTD
                            transaction.

SHIRE UK LIMITED            Established as part of an SSG        United Kingdom        1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

PMF-2 LTD                   Established for the purpose of       England               1        GS EURO OPP FUND BV        100.00%
                            acquiring a 95% participation in a
                            portfolio of non-performing
                            Portuguese mortgages from PMF-1,
                            Ltd.

CHILTERN TRUST              Established in connection with a     Isle of Jersey        2        GS FINANCIAL SERVICES       95.00%
                            third party funding transaction.                                    L.P.

                                                                                                GS GLOBAL MARKETS INC        5.00%
                                                                                                                         ---------
                                                                                                                           100.00%

CDV-1, LTD                  Established to acquire a portfolio   England               1        CDV-1 HOLDING               91.62%
                            of non-performing loans in the                                      COMPANY, LP
                            Czech Republic from Ceska
                            konsolidacni agentura.

GSCO BETEILIGUNGS GMBH      Established to buy preferred         Germany               1        GOLDMAN, SACHS & CO.       100.00%
                            shares in NetJets, a Swiss based                                    OHG
                            company.

FLURET TRUST                Established to facilitate            Delaware              2        GS FINANCIAL SERVICES       95.00%
                            structured financing.                                               L.P.

                                                                                                GS FUNDING                   5.00%
                                                                                                OPPORTUNITIES II
                                                                                                                         ---------
                                                                                                                           100.00%

GSSM HOLDING CORP.          Established to hold firm's           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            investments in SMFG convertible                                     INC. (THE
                            preferreds - As of 11-25-05, the
                            SMFG Pref's were held by GS Group,

GS MULTI-CURR EURO          Established to hold USD, GDP and     Ireland               2        GOLDMAN SACHS GROUP,       100.00%
PERFORMANCE                 Euro notes from the GS European                                     INC. (THE
                            Performance Fund Limited and issue
                            single currency Euro notes to the                                   GOLDMAN SACHS GROUP              0
                            Investor.                                                           HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

MLQ-MLL, LLC                Established to originate and         Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            purchase Mezzanine loans on real
                            estate investments.

FEDERAL BOULEVARD, LLC      Established to purchase a data       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            center.                                                             INC. (THE

GS EUROPEAN INVESTMENT      Established to purchase and          Netherlands           1        ELQ INVESTORS, LTD         100.00%
GROUP B                     originate publicly and privately
                            issued fixed income securities.

GS EURO MEZZANINE INVEST    Established to purchase and          Netherlands           1        ELQ INVESTORS, LTD         100.00%
GROUP                       originate publicly and privately
                            issued fixed income securities.

COLUMBIA CAPITAL LIFE       Established to pursue various        South Carolina        1        GOLDMAN SACHS GROUP,       100.00%
REINSURA                    opportunities in the reinsurance                                    INC. (THE
                            business.

SIGNUM LIMITED              Established to report all            England               1        GOLDMAN SACHS GROUP        100.00%
                            consolidated Signum variable                                        HOLDINGS (
                            interest entities under FIN-46R.
                            It is not a legal entity but set
                            up for SPV consolidation process
                            only.

GS EQUITY MARKETS, L.P.     Established to segregate trading     Bermuda               2        GSEM DEL LLC                99.00%
(BERMU                      of UK structured equity products;
                            non-regulated Bermuda based                                         GSEM BERMUDA                 1.00%
                            subsidiary which trades structured                                  HOLDINGS, L.P.
                            equity products;Holds hedges to                                                              ---------
                            derivative transactions executed                                                               100.00%
                            by Goldman outside of the US.
                            GSEM trades only with other G

GS Logistics Holdings       Firm direct investment hodling       Mauritius             1        GS Direct, L.L.C.          100.00%
Limited                     company

11 Broadway, LLP            Firm direct investment holding       [-]                   1        GOLDMAN SACHS GROUP,       100.00%
                            company.                                                            INC. (THE

GS Treasure S.a.r.l         Firm direct investment holding       Luxembourg            1        GS Direct, L.L.C.          100.00%
                            company.

GS Phereclus Holdings Ltd   Firm direct investment holding       Mauritius             1        GS Direct, L.L.C.          100.00%
                            company.

GS Direct GD Limited        Firm direct investment holding       Mauritius             1        GS Direct, L.L.C.          100.00%
                            company.

GS MPIM I, L.L.C.           Firm direct investment.GS MPIM I,    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            L.L.C.                                                              INC. (THE

GS MPIM II, L.L.C           Firm direct investment.GS MPIM II,   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            L.L.C.                                                              INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS REA Holdings, L.L.C.     Firm direct investment.GS REA        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings, L.L.C.                                                    INC. (THE

GK Keisen Kaihatsu          Flagged for Fujiya DealHolding       Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            real estate and  trust beneficialy
                            intrest.

GK HAKATA HOTEL HOLDING     Flagged for Hotel centraza.Holding   Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Hotel.                                                              JAPAN COR

GK Asuka                    Flagged for Hunet Deal.              Japan                 1        AR Holdings GK             100.00%

MINATOMARU HOTEL HOLDINGS   Flagged for JAL Hotel                Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.L                                                                                            JAPAN COR

GK Kazahana                 Flagged for Joy Park Deal            Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

KINMIRAI CREATE CO., LTD.   Flagged for Jusco deal.              Japan                 1        MLQ INVESTORS, L.P.        100.00%

KAKEGAWA HOLDINGS  CO.,LTD  Flagged for Kagegawa deal.           Japan                 1        LINDEN WOOD, LTD           100.00%

KAWASAKI HOLDINGS CO.LTD.   Flagged for Kawasaki Hotel           Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Deal/Owns hotel assets                                              JAPAN COR

GK Kashiwabara Toshi        Flagged for Kobe developmemt         Japan                 1        GOLDMAN SACHS REALTY       100.00%
Kaihatsu                    deal.Purchasing Loans.                                              JAPAN COR

MERCHANT SUPPORT CO., LTD.  Flagged for Merchant JV              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            (Factoring service)                                                 JAPAN COR

MERCHANT CAPITAL CO. LTD.   Flagged for Merchant JV (factoring   Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            service)                                                            JAPAN COR

GK Shiohama Kaihatsu        Flagged for Michinoku Sendai Deal    Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            (beneficiary rights)

GREEN MOUNTAIN ONE          Flagged for MIZUHO JV Deal.          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                                                                                        JAPAN COR

NIHON HOTEL INVESTMENT      Flagged for multiple hotel           Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.,LTD                     acquisition deal

GK Ito Onsen Kaihatsu       Flagged for New Onsen Deal           Japan                 1        AR Holdings GK             100.00%
                            (Ebina).Management of Ryokan
                            (Japanese Hotel).

GK Impact Holding           Flagged for Nihon Birudo Deal.       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

RAICHO CO., LTD.            Flagged for Omotesando deal.         Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

HANAMIZUKI KAIHATSU CO.     Flagged for Onsen Fund JVP Equity    Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD.                        Investment /or Total Return                                         JAPAN COR
                            SwapHolding Kondo Sangyo Shares.

WAKAKUSA KAIHATSU CO.,LTD.  Flagged for Oomotesando Deal.        Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

Senri Chuo GK               Flagged for Osaka Senri              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            deal.Flagged for Osaka Senri deal.                                  JAPAN COR

GK Kaihin                   Flagged for Paco Hakodate            Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Deal/Real Estate

GS PIA Holdings GK          Flagged for PIA deals                Japan                 2        PIA Holdings Cayman          0.71%
                                                                                                Tokyo Bran

                                                                                                MLQ INVESTORS, L.P.         99.29%
                                                                                                                         ---------
                                                                                                                           100.00%

GK SAKURAZAKA CAPITAL       Flagged for Principal Finance Deals  Japan                 2        AR Holdings GK               1.00%

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GK Frangipani               Flagged for Project Manhattan.       Japan                 1        C.H. White Flower          100.00%

GK Gekko                    Flagged for Project Taurus.          Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

EXCELLENT EQUITY CO.,LTD.   Flagged for REO Deal.                Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

GK Luigi                    Flagged for Shibuya development      Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            deal

GK TAIYO KAIHATSU           Flagged for Shibuya Udagawa REO      Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Deal

GK Sayama                   Flagged for Shinjjuku retail REO     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            deal.

GK KANAGAWA HOLDING         Flagged for Shinjuku Unika Deal.     Japan                 1        MLQ INVESTORS, L.P.        100.00%

TG FUND CO.,LTD             Flagged for SMAP2 (JV, Tokyu         Japan                 1        AMETHYST REALTY TK         100.00%
                            Livable)

NEPHRITE EQUITY CO.,LTD.    Flagged for SMAP2 dealTK investor    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            of Amethyst Realty Co., Ltd.                                        JAPAN COR

Taurus Investment LPS       Flagged for Taurus deal.             Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

TG Fund II Co.,Ltd          Flagged for TG Fund Deal (SMAP 2)    Japan                 1        AMETHYST REALTY TK         100.00%

GK Takahama Kaihatsu        Flagged for Tiffany deal.Holding     Japan                 2        GOLDMAN SACHS REALTY         0.00%
                            real estate trust beneficialy                                       JAPAN COR
                            intrest.
                                                                                                MLQ INVESTORS, L.P.              1
                                                                                                                         ---------
                                                                                                                           100.00%

CITRINE INVESTMENT          Flagged for Universal Hotel Deal.    Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.,LTD.

MAIN STREET MORTGAGE        Florida subsidiary acquired to       Delaware              1        GOLDMAN SACHS GROUP,        99.00%
COMPANY,                    service mortgage portfolios                                         INC. (THE
                            (primarily those held by Goldman
                            Sachs Mortgage Company)

GS LS LEASING LLC           For PFG leasing business             Delaware              1        GSFS INVESTMENT I CORP     100.00%

AMC OF AMERICA LLC          For the purpose of engaging          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            (directly or through subsidiary or
                            affiliated companies or both) in
                            any business or activities that
                            may lawfully be angaged in by a
                            limited liability company formed
                            under the Delaware Act.

GS MACRO INVESTMENTS 2006   Formed to facilitate a SALG          US                    1        GOLDMAN SACHS GROUP,       100.00%
LLC                         trading program                                                     INC. (THE

GOLDMAN SACHS (INDIA)       Formed to hold Representative        Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Office in India                                                     INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (CHINA)       Formed to set up Representative      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Offices in Beijing and Shanghai,                                    INC. (THE
                            engaging in liaison activities.
                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (ASIA) FIN.   Former holding company for Goldman   Delaware              2        GOLDMAN, SACHS & CO.        99.00%
HLDG                        Sachs (Asia) Finance.

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

KILLINGHOLME POWER LIMITED  Former operating entity for the      England               1        KILLINGHOLME               100.00%
                            Killingholme Power station.                                         GENERATION LIMITE

GOLDMAN SACHS CANADA        Formerly a 1% general partner of     Alberta               1        GOLDMAN SACHS GROUP,       100.00%
FINANCE I                   Goldman Sachs Canada Finance,                                       INC. (THE
                            L.P.  Now a 1% shareholder of
                            Goldman Sachs Canada Finance Co.
                            entity will be dissolved in the
                            near future.

REP PRS II WTE, L.L.C.      Fountains at Delray Beach            [-]                   1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN, SACHS & CO. OHG    Frankfurt based subsidiary which     Germany               2        GOLDMAN, SACHS & CO.         1.00%
                            provides investment banking                                         FINANZ GM
                            services; German bank; documents
                            must be signed by authorized                                        GOLDMAN SACHS               99.00%
                            persons in Frankfurt; CONSULT WITH                                  (CAYMAN) HOLDING
                            ANDREAS KOERNLEIN FOR PROPER                                                                 ---------
                            SIGNING AUTHORITY.   Approved                                                                  100.00%
                            Person.

ROTHESAY LIFE LIMITED       FSA-regulated Insurance Company      England               1        Rothesay Life              100.00%
                                                                                                (Cayman) Limited

GS Admin Services           Fund Administration                  Nova Scotia           1        GS Admin                   100.00%
(Canada)Co                                                                                      Serv(Canada)Hold LP

Cornwall Investments        Futures & options trading in         Cayman Islands        1        GOLDMAN SACHS (ASIA)       100.00%
Limited                     Korea.  Holds a Foreign Investor                                    FIN. HLDG
                            status in Korea (FINI).Maples &
                            Calder is the agent in Cayman
                            Islands.

PATTERSON CAPITAL           Futures introducing broker.          Illinois              1        GOLDMAN SACHS GROUP,       100.00%
MARKETS, LTD                                                                                    INC. (THE

CDV-1 HOLDING COMPANY       General partner for CDV-1 Holding    Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
GEN-PAR,                    Company, L.P.

GS Admin Serv(Canada)Hold   general partner for Goldman Sachs    Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         Administration Services (Canada)                                    L.P.
                            Holdings LP

GSEM DEL INC                General partner for GS Equity        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Market, L.P. (Bermuda).                                             INC. (THE

GOLDMAN SACHS REAL ESTATE   General Partner in Goldman Sachs     New York              1        GOLDMAN SACHS GROUP,       100.00%
FUND                        Mortgage Company                                                    INC. (THE

GOLDMAN SACHS CAPITAL       General Partner of Goldman Sachs     Delaware              1        GS FINANCIAL SERVICES      100.00%
MARKETS,                    Capital Markets, L.P.                                               L.P.

GSMMDPGP INC.               General partner of Goldman Sachs     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Mitsui Marine Derivative Products,                                  INC. (THE
                            L.P.

GOLDMAN, SACHS MGT GP GMBH  General Partner of GS Capital        Germany               1        GOLDMAN, SACHS & CO.       100.00%
                            Partners 2000 GmbH & Co.                                            OHG
                            Beteiligungs KG

GS Risk Advisors, Inc.      General Partner of GS Risk           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Advisors, L.P.                                                      INC. (THE

THE J. ARON CORPORATION     General partner of J. Aron &         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Company and J. Aron Holdings L.P.                                   INC. (THE

J. ARON HOLDINGS, L.P.      General partner of J. Aron &         Delaware              2        THE J. ARON                  0.20%
                            Company.                                                            CORPORATION

                                                                                                GOLDMAN SACHS GROUP,        99.80%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

Liberty Harbor I GP,LLC     General Partner of Liberty Harbor    Delaware              1        GSCS Holdings II, LLC      100.00%
                            Master Fund

MLQ L.L.C                   General partner of MLQ Investors,    Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            L.P.                                                                INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

STRATEGIC MORTGAGE          General Partner of Strategic         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS, I                 Mortgage Holdings, L. P.                                            INC. (THE

CER Holdings GP             general partner to CER Holdings LP   Cayman Islands        1        GOLDMAN SACHS GLOBAL       100.00%
                                                                                                HOLDINGS

GS Investment Partners GP   General Partner to make nominal      [-]                   1        GS INVESTMENT              100.00%
                            investment in GSIP entities                                         STRATEGIES, LLC

REP SAN REAL ESTATE, L.P.   General partners for REP SAN Real    Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                            Estate, LP.                                                         INC. (THE

                                                                                                REP SAN GEN PAR, LLC         0.20%
                                                                                                                         ---------
                                                                                                                           100.00%

SARATOGA SPRINGS LLC        General partners for the Ayco        Delaware              1        GS AYCO HOLDINGS LLC       100.00%
                            Company LP.

DELMORA BANK GMBH           German Bank holding a portfolio of   Germany               1        ARCHON INTERNATIONAL,      100.00%
                            german non-performing loans and a                                   INC.
                            restricted banking licence

GS STRATEGIC HOLDINGS       Global Business Licence CATEGORY     Mauritius             1        PANDA INVESTMENTS LTD.     100.00%
LIMITED                     1. Holding Company for certain PRC
                            investments for ASSG.

GOLDMAN SACHS H&HC          GNMA issuer/servicer and a           New York              2        GOLDMAN SACHS GROUP,        99.00%
FUNDING COM                 non-supervised mortgagee under FHA                                  INC. (THE
                            regulationss to originate, process
                            and service FHA insured mortgages                                   GOLDMAN SACHS H&HC           1.00%
                                                                                                CAPITAL COR
                                                                                                                         ---------
                                                                                                                           100.00%

GSBR Fundo Inv em           GOLDMAN SACHS DO BRASIL BANCO        [-]                   1        G.S. DO BRASIL BANCO       100.00%
Direitos Cr                 MULTIPLO S/A will own 100% of BRFD                                  MULTIPLO,

GS HEDGE FUND STRATEGIES    Goldman Sachs Hedge Fund             Delaware              2        GOLDMAN SACHS GROUP,        99.00%
LLC                         Strategies LLC (formerly Goldman                                    INC. (THE
                            Sachs Princeton LLC) is registered
                            as a Commodity Pool Operator                                        GOLDMAN SACHS ASSET          1.00%
                            (???CPO???) and a Commodity                                         MANAGEMENT
                            Trading Advisor (???CTA???) with                                                             ---------
                            the Commodity Futures Trading                                                                  100.00%
                            Commission (???CFTC???) and is a
                            member of

GSI Fundo Investimento      GOLDMAN SACHS INTERNATIONAL will     [-]                   1        GOLDMAN SACHS              100.00%
                            own 100% of IFIF                                                    INTERNATIONAL

GSCO Fundo Inv em           GOLDMAN, SACHS & CO. will own 100%   [-]                   1        GOLDMAN, SACHS & CO.       100.00%
Direitos Cr                 of (COFD)

BLOSSOM HOLDING III BV      GS European Opportunities Fund BV    Netherlands           1        GS EURO OPP FUND BV        100.00%
                            subsidary for Ihr Platz Investment

GS PENSION MANAGEMENT       GSAM-related vehicle formed to       Cayman Islands        2        GOLDMAN SACHS GROUP,        99.00%
COMPANY                     serve as the general partner of                                     INC. (THE
                            Progressive Pension Management LP;
                            also general partner of                                             GOLDMAN SACHS                1.00%
                            Progressive Pension Management II,                                  (CAYMAN) HOLDING
                            LP; Nenpuku is the indirect                                                                  ---------
                            limited partner of both entities                                                               100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS Killingholme Cayman      GSKC III is a new entity that will   Cayman Islands        2        GS KILLINGHOLME              0.01%
Inv III                     be party to cross currency basis                                    CAYMAN INVESME
                            swaps as part of a larger
                            structured deal by the Structured                                   GS Killinghme Caymn         99.99%
                            Investing desk in ESSG.  As per                                     Inv II Ltd
                            the derivative booking policy, any                                                           ---------
                            entity that enters into derivates                                                              100.00%
                            must be set up in books and
                            records. This entity will be
                            formed on the 5th of February.

GSPS INVESTMENTS            GSPS London investment company       England               1        GSPS STRATEGIES CORP       100.00%

GSPS Lotus Limited          GSPS Lotus is set up to hold India   Mauritius             1        GSPS Asia Limited          100.00%
                            principal finance investments.  It
                            is 100% owned by GSPS Asia Limited
                            (0385)

HYOGO WIDE SERVICE CO.      Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%
LTD.

MIDORI DATA CO. LTD.        Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%

WAKABA HOKEN DAIKO CO.      Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%
LTD.

SLK-HULL DERIVATIVES        History:  1985 Hull Trading          Delaware              1        THE HULL GROUP LLC         100.00%
L.L.C.                      Company, an ILL general
                            partnership is formed; 1995 Hull
                            Trading Company is converted to an
                            ILL LLC; 1998 A decision is made
                            to create a holding company
                            structure;  Broker/Dealer;SEC File
                            No. 8-51552.  The SHD BDW was
                            filed on3

MLQ INVESTORS, L.P.         Hold certain mortgage properties     Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            for liquidation.                                                    INC. (THE

                                                                                                MLQ L.L.C                    1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

STRATEGIC MORTGAGE          Hold debt and equity interests in    Delaware              2        GOLDMAN SACHS GROUP,        99.00%
HOLDINGS, L                 a Canadian mortgage broker business                                 INC. (THE

                                                                                                STRATEGIC MORTGAGE           1.00%
                                                                                                HOLDINGS, I
                                                                                                                         ---------
                                                                                                                           100.00%

CMLQ INVESTORS COMPANY      Hold mortgages.  To invest in and    Nova Scotia           2        MLQ L.L.C                    1.00%
                            hold performing Canadian loans.
                                                                                                MTGLQ INVESTORS, L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

REP PEB REALTY, LLC         Hold real estate investment          Delaware              1        SSIG SPF ONE LQ, LLC       100.00%

GOLDMAN SACHS (SINGAPORE)   Holder of a Capital Markets          Singapore             1        GOLDMAN SACHS FX           100.00%
PTE.                        Services Licence to advise on                                       (SINGAPORE) P
                            corporate finance, deal in
                            securities, leveraged foreign
                            exchange trading and fund
                            management.

REP DER GEN-PAR, LLC        Holder or REP DER real estate        Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            Limited Partnership.

NASU URBANE PROPERTIES      Holding a Japanese Inn               Japan                 1        JLQ LLC                    100.00%
CO., LT                     (Ouan)・Holding Real Estate.

SINGEL COOL TWO             Holding and Finance.  Maison         Netherlands           1        GS FINANCIAL SERVICES      100.00%
                            (Management structure GAH).  To                                     L.P.
                            act as general partner of Gestion
                            d'Actifs Haussmann SCA.

Elevatech Limited           Holding ASSG investments             Hong Kong             1        MLT INVESTMENTS LTD.       100.00%

GS CHINA VENTURE            Holding Co of Jade Dragon Venture    Mauritius             1        JADE DRAGON                100.00%
I(MAURITIUS)                Investment Limited                                                  (MAURITIUS) LIMITE

GS CHINA VENTURE II         Holding Co of Jade Dragon Venture    Mauritius             1        JADE DRAGON                100.00%
(MAURITIUS                  Investment Limited                                                  (MAURITIUS) LIMITE

WEALTH EARNERS LIMITED      Holding company                      British Virgin        1        GS STRATEGIC               100.00%
                                                                 Islands                        INVESTMENTS (ASIA

GSIP Holdco A LLC           holding company                      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GSIP Holdco B LLC           holding company                      Delaware              1        GSIP Holdco A LLC          100.00%

GS Holdings Mauritius       holding company                      Mauritius             2        GOLDMAN SACHS (ASIA)        99.00%
Limited                                                                                         FIN. HLDG

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS MIDDLE EAST (CAYMAN)     Holding Company                      Cayman Islands        1        GSEM (DEL) HOLDINGS,       100.00%
LTD                                                                                             L.P.

GS BANK USA HOLDINGS LLC    Holding Company (Single Member LL)   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            to hold GS Group Investment in GS                                   INC. (THE
                            Bank USA

DAC HOLDING I, L.L.C        Holding company for 6 other          Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            special purpose partnerships
                            involved inleveraged lease
                            transactions

GS RBD HOLDINGS I CORP      Holding company for a US             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            partnership, which in turn will                                     INC. (THE
                            hold an interest in a new Russian
                            broker/dealer entity.

GS RBD HOLDINGS II CORP     Holding company for a US             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            partnership, which in turn will                                     INC. (THE
                            hold an interest in a new Russian
                            broker/dealer entity.

GS Holdings (Hong Kong)     Holding company for AEJ entities     Hong Kong             1        GS Asia Corporate          100.00%
Ltd                                                                                             Holdings LP

GSAM India Holdings         Holding company for an asset         Mauritius             1        GOLDMAN SACHS ASSET        100.00%
Limited                     management company in India                                         MANAGEMENT

ARCHON INTERNATIONAL, INC.  Holding company for Archon Italy     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            and Archon Germany                                                  L.P.

GS ASIAN VENTURE            Holding company for ASSG entities    Delaware              2        GOLDMAN SACHS GLOBAL        25.00%
(DELAWARE) LL                                                                                   HOLDINGS

                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

TIGER STRATEGIC             Holding company for ASSG entities    Mauritius             1        GS ASIAN VENTURE           100.00%
INVESTMENTS LT                                                                                  (DELAWARE) LL

PANDA INVESTMENTS LTD.      Holding company for ASSG entities    Mauritius             1        TIGER STRATEGIC            100.00%
                                                                                                INVESTMENTS LT

MLT INVESTMENTS LTD.        Holding company for ASSG entities    Mauritius             1        TIGER STRATEGIC            100.00%
                                                                                                INVESTMENTS LT

GOLDMAN SACHS (UK) L.L.C.   Holding company for CIN Managemenet  Delaware              2        GOLDMAN SACHS (UK)          99.00%
III                                                                                             L.L.C.

                                                                                                GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ASSET MGMT    Holding company for CIN Management   England               1        GOLDMAN SACHS (UK)         100.00%
HOLDI                       which is now inactive                                               L.L.C. III

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
W2005/W2007 Amelia Asset    Holding company for equity           Netherlands           1        ELQ INVESTORS, LTD          50.00%
4 BV                        investment in Goldreef, a South
                            African casino operator.

BEST INVESTMENT             Holding company for Express          Delaware              1        GS FINANCIAL SERVICES      100.00%
(DELAWARE) LLC              Securitization Specialty L.L.C.                                     L.P.
                            and Express II Securitization
                            Specialty L.L.C.Holding company
                            for Express Securitization
                            Specialty L.L.C. and Express II
                            Securitization Specialty L.L.C.

GS Admin Serv(Canada)Hold   holding company for Goldman Sachs    Delaware              3        GS Admin                     1.00%
LP                          Administration Services (Canada)                                    Serv(Canada)Hold LLC
                            Co.
                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS FINANCIAL SERVICES       74.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GSEM DEL LLC                Holding company for GS Equity        Delaware              1        GSEM BERMUDA               100.00%
                            Market, L.P. (Bermuda).                                             HOLDINGS, L.P.

GS GLOBAL FUNDING II CO.    Holding company for GS Global        Delaware              2        GOLDMAN SACHS CANADA        23.08%
                            Funding III, Co.Holding company                                     INC.
                            for GS Global Funding III, Co.
                                                                                                GS FINANCIAL SERVICES       76.92%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL FUNDING III, CO.  Holding company for GS Global        Delaware              1        GS GLOBAL FUNDING II       100.00%
                            Funding IV, LLC                                                     CO.

GSIP Holdco Cayman LTD      Holding Company for GSIP Offshore    [-]                   1        GSEM (DEL) HOLDINGS,       100.00%
                            Fund                                                                L.P.

GS GLOBAL FUNDING           Holding company for Hechshire        Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
(CAYMAN) LLC                Limited.                                                            L.P.

GS HULL HOLDING, INC.       Holding company for Hull             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS INDIA HOLDINGS           Holding company for investments      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
(DELAWARE) L                into India.                                                         INC. (THE

GS INDIA HOLDINGS L.P.      Holding company for investments      Delaware              3        GOLDMAN SACHS GROUP,        74.99%
                            into India.                                                         INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS INDIA HOLDINGS            0.01%
                                                                                                (DELAWARE) L
                                                                                                                         ---------
                                                                                                                           100.00%

GS Pvt Bank Holdings LLC    holding company for Irish bank       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            structure                                                           INC. (THE

ELQ Holdings (Del) LLC      Holding company for new ESSG         Delaware              2        GOLDMAN SACHS GROUP,        75.00%
                            investing entitiesHolding company                                   INC. (THE
                            for new ESSG investing entities
                                                                                                MLQ L.L.C                   25.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GS POWER HOLDINGS LLC       Holding company for power            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            generation assets obtained in the                                   INC. (THE
                            firm's acquisition of Cogentrix
                            Energy, Inc. and National Energy &
                            Gas Transmission, Inc.

GOLDMAN SACHS (ASIA         Holding company for PT Goldman       Delaware              2        GOLDMAN SACHS GLOBAL         1.00%
PACIFIC) L                  Sachs Indonesia.  Entity in joint                                   HOLDINGS
                            operating agreement with
                            Indonesian firm.  Generates                                         GOLDMAN SACHS               99.00%
                            investment banking fee income.                                      (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

SYNFUEL SOLUTIONS           Holding company for Synfuel          Delaware              2        GOLDMAN SACHS GROUP,        99.99%
HOLDINGS LLC                Holdings LLC.                                                       INC. (THE

                                                                                                GS FINANCIAL SERVICES        0.01%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

WESTERN POWER INVESTMENTS   Holding company for Teesside Power   England               1        ELQ INVESTORS, LTD         100.00%
LTD                         Limited

J.ARON (CHINA) HOLDINGS     Holding company for the WFOE set     Delaware              1        GOLDMAN SACHS GLOBAL       100.00%
L.L.C                       up for the commodities business.                                    HOLDINGS

MERCAY CORPORATION          Holding Company for two entitis      Delaware              1        AYCO SERVICES AGENCY,      100.00%
                            that was established to provide                                     L.P.
                            insurance services in particular
                            states.

GS FINANCIAL SERVICES L.P.  Holding company for various          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            entites owned wholly or partially                                   INC. (THE
                            by GS that may incur material
                            amounts of foreign income tax;
                            most entities previously owned by
                            GS Capital Markets, L.P.;

GSCS Holdings II, LLC       Holding Company of  GS Capital       Delaware              1        GSCS Holdings I, LLC       100.00%
                            Strategies LLC

GOLDMAN SACHS (JAPAN) LTD.  Holding company of Goldman Sachs     British Virgin        1        GOLDMAN SACHS GROUP,       100.00%
                            Japan Co., Ltd.                      Islands                        INC. (THE

GS Asia Corporate           Holding company of GS (HK)           Delaware              7        GOLDMAN, SACHS & CO.         1.83%
Holdings LP                 Holdings Ltd which holds major AEJ
                            entities.                                                           GOLDMAN SACHS GROUP,        14.26%
                                                                                                INC. (THE

                                                                                                GOLDMAN SACHS (ASIA)        13.78%
                                                                                                FIN. HLDG

                                                                                                GOLDMAN SACHS GLOBAL         0.93%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GSCS Holdings I, LLC        Holding Company of GSCS Holdings     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            II, LLC which in turn holds GS                                      INC. (THE
                            Capital Strategies LLC

GS COMM ASSET HOL           holding company of non-us            Cayman Islands        1        GS ASIAN VENTURE           100.00%
(CAYMAN)LTD.                investments                                                         (DELAWARE) LL

KILLINGHOLME POWER GROUP    Holding company of the               England               1        GOLDMAN SACHS GROUP        100.00%
LTD                         Killingholme group of companies                                     HOLDINGS (
                            purchased by ESSG.  The group
                            formerly held the Killingholme
                            Power Station before its
                            restructure.

GOLDMAN SACHS GROUP         Holding company.                     England               1        GOLDMAN SACHS (UK)         100.00%
HOLDINGS (                                                                                      L.L.C.

SINGEL COOL ONE             Holding Company.  Maison             Netherlands           1        GS FINANCIAL SERVICES      100.00%
                            (Management structure GAH).                                         L.P.
                            Limited partner of Gestion
                            d'Actifs Haussmann, SCA.

MEP GS Investor (CayCo)     Holding Entity                       Cayman Islands        1        MLQ L.L.C                  100.00%
Ltd

CER HOLDINGS LP             holding entity for CER Investments   Cayman Islands        2        GSEM (DEL) HOLDINGS,        99.00%
                            1 and all further special purpose                                   L.P.
                            vehicles which are incorporated
                            for the business purpose of                                         CER Holdings GP              1.00%
                            holding CERs                                                                                 ---------
                                                                                                                           100.00%

GSPS (DEL) LP               holding entity for GSPS Bermuda      Delaware              2        GSPS STRATEGIES CORP        75.00%
                            Corporation
                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

MARS EQUITY CO., LTD.       Holding equity in SEC.               Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

AR Holdings GK              Holding equity interst.              Japan                 1        MLQ INVESTORS, L.P.        100.00%

C.H. White Flower           Holding GK Frangipani                Japan                 1        AR Holdings GK             100.00%

TORIIZAKA KAIHATSU TK       Holding Hotel assets in Japan.       Japan                 3        GOLDMAN SACHS GROUP,        18.59%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                23.50%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK TORIIZAKA KAIHATSU        5.00%
                                                                                                                         ---------
                                                                                                                            47.09%

GK TORIIZAKA KAIHATSU       Holding Hotel Assets in Japan.       Japan                 2        GOLDMAN SACHS REALTY         0.83%
                                                                                                JAPAN COR

                                                                                                MLQ INVESTORS, L.P.         99.17%
                                                                                                                         ---------
                                                                                                                           100.00%

ASHITABA CREATION CO. LTD.  Holding laon securely Shinjuku       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            building morgage.                                                   JAPAN COR

PALMWOOD CO., LTD           Holding loans transferred from       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            PIAJ, and assets purchased from                                     JAPAN COR
                            Hyogin Factor.

GS EURO OPP FUND II LP      Holding Partnership for the          England               1        ELQ INVESTORS, LTD          75.00%
                            European Opportunities Fund II

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ENDEAVOR PRIVATE FUND       Holding RE Trust beneficicary        Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.LTD                      Interest.

UMEDA KAIHATSU TMK          Holding real estate.                 Japan                 1        MLQ INVESTORS, L.P.        100.00%

GK Blue Square              Holding shares in Fakedelic          Japan                 1        JUPITER INVESTMENT         100.00%
                            Holdings Co., LTd.                                                  CO,. LTD.

PIA Holdings Cayman Tokyo   Holding Shares.                      Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
Bran

GK CRYSTAL INVESTMENT       Holding SPL.                         Japan                 2        GOLDMAN SACHS REALTY         1.00%
                                                                                                JAPAN COR

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL FUNDING UK LTD    Holds a Far East structured          England               1        GOLDMAN SACHS              100.00%
                            finance deal.                                                       INTERNATIONAL

CITRINE INVESTMENT TK       Holds a hotel in Osaka, Japan.       Japan                 3        GOLDMAN SACHS GROUP,        18.98%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                CITRINE INVESTMENT           5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            48.08%

Rainbow Capital SRL         Holds a residential building in      People's              2        GOLDMAN SACHS GROUP,        39.47%
                            Shanghai, China.                     Republic of                    INC. (THE
                                                                 China
                                                                                                BAEKDU INVESTMENTS          60.53%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

RUBY REALTY TK              Holds commercial buildings in        Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Tokyo, Japan.                                                       INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                RUBY REALTY CO.,LTD.         5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

MINATOMARU HOTEL HOLDINGS   Holds hotels in Narita, Naha and     Japan                 3        GOLDMAN SACHS GROUP,        18.98%
TK                          Chitose, Japan.                                                     INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                MINATOMARU HOTEL             5.00%
                                                                                                HOLDINGS CO.L
                                                                                                                         ---------
                                                                                                                            48.08%

GOLDMAN SACHS GLOBAL        Holds minority interests in          Delaware              2        THE GOLDMAN, SACHS &         1.00%
HOLDINGS                    various subsidiaries                                                CO. L.L.C

                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

GS MUNICIPAL PRODUCTS       Holds sponsor certificates issued    Delaware              2        GOLDMAN, SACHS & CO.         1.00%
L.L.C.                      in tender option programs.
                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

JAPAN HOTEL `&` RESORT K K  Hotel REIT AM company (Regulated)    Japan                 1        MLQ INVESTORS, L.P.        100.00%

GOLDMAN                     In accordance with law no. 1.194     Monaco                1        GOLDMAN SACHS GROUP        100.00%
SACHS(MONACO)S.A.M.         of 9 July 1997 and Sovereign                                        HOLDINGS (
                            Ordinance no. 13.184 of 16
                            September 1997, as modified, the
                            Minister of State has authorised
                            the company to carry out the
                            following activities:  transfer of
                            orders on the financial markets of
                            s

GS DIVERSIFIED FINANCE      In connection with Televisa          Delaware              1        GS FINANCIAL SERVICES      100.00%
III LLC                     transaction.                                                        L.P.

GS DIVERSIFIED FINANCE V    In connection with Televisa          Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         transaction.                                                        L.P.

GS MACRO INVESTMENTS I LLC  In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
                            transaction.                                                        LLC

GS MACRO INVESTMENTS III    In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.                                                        LLC

GS MACRO INVESTMENTS IV     In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.                                                        LLC

GS Macro Investments V LLC  In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
                            transaction.                                                        LLC

GS MACRO INVESTMENTS II     In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.In connection with the                                  LLC
                            MEIV transaction.

DEMAC FINANCIAL SERVICES    Incorporated to provide debt         The Czech             1        MTGLQ INVESTORS, L.P.       91.62%
S.R.O                       servicing and administrative         Republic
                            services for CDV-1, Ltd.'s loan
                            assets.

AYCO SERVICES AGENCY, L.P.  Insurance Agency                     Delaware              2        GS AYCO HOLDINGS LLC         1.00%

                                                                                                THE AYCO COMPANY L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Rothesay Life (Cayman)      Insurance holding company for UK     Cayman Islands        1        Rothesay Life, L.P.        100.00%
Limited                     insurance business

PEARL STREET INSURANCE      Insures specific hazards and         Vermont               1        GOLDMAN SACHS GROUP,       100.00%
COMPANY                     operational risks of the firm.                                      INC. (THE

GOLDMAN SACHS CAPITAL       Interest-rate swaps dealer;          Delaware              2        GS FINANCIAL SERVICES       99.00%
MARKETS,                    non-regulated entity which trades                                   L.P.
                            various fixed income derivative
                            products with customers and                                         GOLDMAN SACHS CAPITAL        1.00%
                            affiliates;                                                         MARKETS,
                                                                                                                         ---------
                                                                                                                           100.00%

BAEKDU INVESTMENTS LIMITED  Intermediate holding company of      Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
                            ASSG for investments with REPIA.                                    L.P.

GOLDMAN SACHS CANADA INC.   International investment bank and    Ontario               1        GOLDMAN SACHS GROUP,       100.00%
                            Canadian broker/dealer                                              INC. (THE
                            specializing in fixed income
                            products; regulated Broker/Dealer;
                            all officers of the company must
                            be registered as such with the
                            regulator.

SLK GLOBAL MARKETS LTD.     Introduces foreign customer trades   England               1        GS EXECUTION AND           100.00%
                            to Spear, Leeds & Kellogg, LP on a                                  CLEARING, L.P
                            fully-disclosed basis.

EXPRESS SECURITIZATN        Invest in Cho Hung bank deal.        Korea                 1        BEST INVESTMENT            100.00%
SPECIALTY                                                                                       (DELAWARE) LLC

EXPRESS II SECURITIZATION   Invest in Cho Hung bank deal.        Korea                 1        BEST INVESTMENT            100.00%
SPEC                                                                                            (DELAWARE) LLC

GS STRATEGIC INVESTMENTS    Invest in TK arrangements in Japan   Delaware              1        GS FINANCIAL SERVICES      100.00%
JAPAN                                                                                           L.P.

GS Capital Partners Aurum   Investement in white electronic      Mauritius             1        GOLDMAN SACHS GROUP,       100.00%
Hold                        goods company in China, economics                                   INC. (THE
                            will be swapped to GS Capital
                            partners VI Funds

ENDEAVOR PRIVATE FUND TK    Investing in real estate. Change     Japan                 3        GOLDMAN SACHS GROUP,        12.14%
                            from EQPU to Consolidated due to                                    INC. (THE
                            purchase TK interest from 3rd party
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                ENDEAVOR PRIVATE FUND        5.00%
                                                                                                CO.LTD
                                                                                                                         ---------
                                                                                                                            42.14%

GS Inv Strategies Canada    Investment Advisory for Liberty      Canada                1        GOLDMAN SACHS GROUP,       100.00%
Inc                         Harbour funds                                                       INC. (THE

GOLDMAN SACHS JAPAN CO.,    Investment bank and securities       Japan                 1        GOLDMAN SACHS (JAPAN)      100.00%
LTD.                        business.                                                           LTD.

GOLDMAN SACHS               Investment banking activities;       Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
(NETHERLANDS) B.            fixed income trader.  Executes,                                     INC. (THE
                            clears and carries all types of
                            futures transactions on the MATIF
                            for affiliated entities.

GS PARIS                    Investment banking activities;       France                2        GOLDMAN, SACHS & CO.        99.00%
                            fixed income trader.  Executes,
                            clears and carries all types of                                     GOLDMAN SACHS GLOBAL         1.00%
                            futures transactions on the MATIF                                   HOLDINGS
                            for affiliated entities.                                                                     ---------
                                                                                                                           100.00%

DUNVEGAN INVESTMENTS, LTD   Investment company (dormant).        Cayman Islands        1        GOLDMAN SACHS              100.00%
                                                                                                HOLDINGS (U.K.)

PERCIER FINANCE SAS         Investment company.                  France                1        ELQ INVESTORS, LTD          90.00%

GS DIRECT MEZZANINE 2006,   Investment fund                      Delaware              1        GOLDMAN SACHS GROUP,        90.40%
L.P.                                                                                            INC. (THE

GS MEZZANINE PARTNERS 2006  Investment Fund                      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GLOBAL TECHNOLOGIES         Investment Holding                   British Virgin        1        MLT INVESTMENTS LTD.       100.00%
INTERNATIO                                                       Islands

Goldman Sachs (HK) Co.      Investment holding                   Hong Kong             1        GS Holdings (Hong          100.00%
Ltd.                                                                                            Kong) Ltd

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Goldman Sachs (HK) Funding  Investment holding - subscribing     Hong Kong             2        Goldman Sachs (HK)           5.00%
                            for a bond to invest in US                                          Co. Ltd.
                            treasuries
                                                                                                GS Killingholme             95.00%
                                                                                                Cayman Inv III
                                                                                                                         ---------
                                                                                                                           100.00%

EXCHANGE REALTY SRL         Investment holding company formed    Barbados              2        GOLDMAN SACHS GROUP,        39.47%
                            for the purpose of investing in                                     INC. (THE
                            real estate in China
                                                                                                BAEKDU INVESTMENTS          60.53%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

Oxley Investments B.V.      Investment holding for ASSG          [-]                   1        GS ASIAN VENTURE           100.00%
                            Indonesian investments.  It is                                      (DELAWARE) LL
                            100% owned by GS Asian Venture
                            (Delaware) L.L.C. (0191).

GS RE Investments           Investment holding for real estate   Cayman Islands        1        GS ASIAN VENTURE           100.00%
Holdings Ltd                investments.                                                        (DELAWARE) LL

GS Direct Pharma Limited    investment in pharmaceutical         Mauritius             1        GS Direct, L.L.C.          100.00%
                            company in China

WWD Topaz Investment        Investment in Vatika Group, a        Mauritius             1        WWD Investment             100.00%
Limited                     Gurgaon (India) based real estate                                   Holdings Ltd
                            developer

LFG Holdings L.L.C.         Investment is a market data base     Delaware              1        GSUIG, LLC                 100.00%
                            and marketing consulting firm
                            based in Miami

GS ASSET MANAGEMENT CO.,    Investment management of             Japan                 2        GOLDMAN SACHS GROUP,         1.00%
LTD                         securities investment trusts;                                       INC. (THE
                            discretionary and
                            non-discretionary investment                                        GOLDMAN SACHS ASSET         99.00%
                            advisory business since 4/1/02.                                     MANAGEMENT
                            Established in connection with                                                               ---------
                            obtaining a mutual fund license in                                                             100.00%
                            Japan.Limited license to engage in
                            offering of offshor

GS Capital Partners Auto    Investment vehicle for Fuyao Auto    Mauritius             1        GOLDMAN SACHS GROUP,       100.00%
Glass                       Glass.                                                              INC. (THE

GSCP VI Employee Fund LP    Investment vehicle for gS            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            employees investing in GS Cap                                       INC. (THE
                            Partners VI

GS HONY HOLDINGS I LTD      Investment vehicle for Hony          Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            Capital III Investment vehicle for                                  (DELAWARE) LL
                            Hony Capital III

GS HONY HOLDINGS II LTD     Investment vehicle for the firm's    Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            interest in Hony Capital fund III                                   (DELAWARE) LL
                            LP

GSUIG, LLC                  investment vehicle for UIG           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

BEIJING DE SHANG VENTURE    Investor in Beijing Gao Hua          People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

GS GLOBAL FUNDING IV, LLC   Investor in preferred securities.    Delaware              1        GS GLOBAL FUNDING          100.00%
                                                                                                III, CO.

GS GLOBAL INVESTMENTS CO.   Investor in preferred securities.    Delaware              1        GS FINANCIAL SERVICES      100.00%
                                                                                                L.P.

MTGLQ INVESTORS, L.P.       Investor in various real estate      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            transactions                                                        INC. (THE

                                                                                                MLQ L.L.C                    1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

BEIJING GAO WANG VENTURE    Invests in Beijing Gao Hua           People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

BEIJING HOU FENG VENTURE    Invests in Beijing Gao Hua           People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

RIO TOCURUI CLA S.DE        Invests in non-performing loan       Brazil                1        MTGLQ INVESTORS, L.P.      100.00%
CREDITOS                    portfolios in Brazil.

R&G CO., LTD                Invests in non-performing loans.     Japan                 2        GOLDMAN SACHS REALTY        98.33%
                                                                                                JAPAN COR

                                                                                                JLQ LLC                      1.67%
                                                                                                                         ---------
                                                                                                                           100.00%

MG PARTNERS TK              Invests in real estate.              Japan                 2        MG PARTNERS CO LTD.          5.00%

                                                                                                KIRI (DELAWARE) LLC         75.00%
                                                                                                                         ---------
                                                                                                                            80.00%

GS KILLINGHOLME CAYMAN      Is a part of the structured          Cayman Islands        1        KILLINGHOLME POWER         100.00%
INVESME                     investing trade and will enter                                      LIMITED
                            into Swaps.

GOLDMAN SACHS CANADA        Issues commercial paper in Canada    Nova Scotia           2        GOLDMAN SACHS GROUP,        99.00%
FINANCE C                   and lends the proceeds to                                           INC. (THE
                            regulated and unregulated GS
                            affiliates in Canada.                                               GOLDMAN SACHS CANADA         1.00%
                                                                                                FINANCE I
                                                                                                                         ---------
                                                                                                                           100.00%

GS FUNDING OPPORTUNITIES    Issuing shares and effecting         Delaware              1        GS FINANCIAL SERVICES      100.00%
II                          transfers, making distributions,                                    L.P.
                            entering into and performing its
                            obligations, and exercising and
                            enforcing its rights under each GS
                            Funding II transaction document.

GS FUNDING OPPORTUNITY      Issuing shares and effecting         Delaware              1        GS FUNDING                 100.00%
                            transfers, making distributions,                                    OPPORTUNITIES II
                            entering into and performing its
                            obligations, and exercising and
                            enforcing its rights under each GS
                            Funding transaction document.

GREEN MOUNTAIN ONE TK       It has been set up jointly with      Japan                 2        GREEN MOUNTAIN ONE           5.00%
                            Dandelion Investmenst YK                                            CO.,LTD.
                            ("Dandelion") and Mizuho Security,
                            a third party, to acquire                                           DANDELION INVESTMENTS       55.00%
                            nonperforming loans from                                            TK
                            LindenWood, an existing SPC of the                                                           ---------
                            ASSG business.                                                                                  60.00%

PMF-1 (BES III)             It is not a true legal entity. PMF   United Kingdom        1        ELQ INVESTORS, LTD         100.00%
                            1 (2403) has a non  performing
                            porfolio for which the desk needs
                            separate reporting and entity 2398
                            has been set up to facilitate this.

PMF-2 (BES III), LTD        It is not a true legal entity. PMF   United Kingdom        1        GS EURO OPP FUND BV        100.00%
                            2 (2404) has a non  performing
                            porfolio for which the desk needs
                            separate reporting and entity 2399
                            has been set up to facilitate this.

GS Direct, L.L.C.           It is wholly owned by GS Group,      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Inc. and this entity will be used                                   INC. (THE
                            to make investments.

BRENTA REAL ESTATE SRL      Italian Co., to purchase , sell      Italy                 1        ELQ INVESTORS, LTD         100.00%
                            exchange , build and manage
                            properties

J-Aron Fundo Investimento   J. ARON & COMPANY will own 100% of   [-]                   1        J. ARON & COMPANY          100.00%
                            JFIF

GSJC MASTER LESSEE LLC      Jersey City Property                 Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
M B ACQUISITIONS BV         Joint venture company for the Mont   Netherlands           1        ELQ INVESTORS, LTD          50.00%
                            Blanc non-performing loan portfolio

MADISON/SPEC SITUATIONS     Joint venture partner to purchase    Delaware              1        SSIG                       100.00%
VALUE                       small bankrupcy trade clients.

Just Options LLC            Just Options is a joint venture      Delaware              1        GS EXECUTION AND           100.00%
                            between Peak 6 and GSEC where we                                    CLEARING, L.P
                            are currently taking a majority
                            share in the company's net losses.
                            Accounting Policy is mandating
                            that we treat this as a
                            consolidating VIE until the
                            situation changes.

EXCELLENT EQUITY TK         Kamata kosan ( Residential);         Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Excellent to purchase 2 retail                                      INC. (THE
                            store buildings , 1 hotel plus
                            parking area ( land), 1 residential                                 GS STRATEGIC                25.00%
                            and 5 lands                                                         INVESTMENTS JAPAN

                                                                                                EXCELLENT EQUITY             5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            49.57%

GSAM KOREA LIMITED          Korea asset management business      Korea                 1        GOLDMAN SACHS ASSET        100.00%
                                                                                                MANAGEMENT

Beeston Investments         Korea futures & options trading.     Cayman Islands        1        GOLDMAN SACHS (ASIA        100.00%
Limited                     Holds a Foreign Investor status in                                  PACIFIC) L
                            Korea (FINI).Maples & Calder is
                            the Cayman Islands agent.

Blue Lotus Limited          Korea Principal Finance business     Ireland               1        GS ASIAN VENTURE           100.00%
                            for the Asia GSPS desk                                              (DELAWARE) LL

GSJC LAND LLC               Land owner for construction          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            project in Jersey City.                                             INC. (THE

GSJC 50 HUDSON URBAN        Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
RENEWAL L                   construction project in Jersey                                      INC. (THE
                            City.

GSJC 30 HUDSON URBAN        Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
RENEWAL L                   construction project in Jersey                                      INC. (THE
                            City.

MLK DRIVE URBAN RENEWAL     Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
LLC                         construction project in Jersey                                      INC. (THE
                            City.

GOLDMAN SACHS               Licensed bank in the U.K. performs   England               1        GOLDMAN SACHS GROUP        100.00%
INTERNATIONAL BA            foreign currency option and swap                                    HOLDINGS (
                            trading and is a deposit-taking
                            institution

Goldman Sachs               Licensed bank in the U.K. performs   United Kingdom        1        GOLDMAN SACHS              100.00%
International Ba            foreign currency option and swap                                    INTERNATIONAL BA
                            trading and is a deposit-taking
                            institution

ARROW REINSURANCE           Licensed insurance company to act    Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
                            as a "transformer" between                                          INC. (THE
                            traditional insurance and
                            reinsurance markets and the
                            capital markets.  Holds casualty
                            bond positions.

ARROW CORP MEMBER           Licensed insurance entity that       Delaware              2        GOLDMAN SACHS GROUP,        75.00%
HOLDINGS LLC                facilitates the life settlements                                    INC. (THE
                            agency business,including the
                            premium finance business.                                           GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS RISK          Licensed re-Insurance intermediary   Delaware              2        GOLDMAN SACHS GROUP,        99.00%
ADVISORS, L                 in NY that can act as re-insurance                                  INC. (THE
                            broker; licensed re-insurance
                            broker in CT.                                                       GS Risk Advisors, Inc.       1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

LONGMORE CAPITAL, LLC       life settlement companylife          Delaware              1        GS RE Holdings Inc.        100.00%
                            settlement company

MEP GS INVESTOR L.P.        Limited Partner in an Investment     United Kingdom        2        GOLDMAN SACHS GLOBAL         1.00%
                            Fund                                                                HOLDINGS

                                                                                                MTGLQ INVESTORS, L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Litton Loan Servicing LP    Litton Loan Servicing LP, a          [-]                   2        Litton Mortgage             99.99%
                            Delaware limited partnership, is                                    Servicing LLC
                            approved to service mortgage
                            loans.  The entity is licensed to                                   Litton Cons & Corp LLC       0.01%
                            conduct business in variuous                                                                 ---------
                            states and subject to regulation                                                               100.00%
                            and examination by various
                            agencies and certain states.

GS CREDIT PARTNERS          Loan trading; Money lender           Japan                 1        GOLDMAN SACHS REALTY       100.00%
(JAPAN), LT                 license; License No: Tokyo                                          JAPAN COR
                            (3)No.22615

GS SPEC. LENDING CLO-I LTD  loans to middle market companies     Cayman Islands        1        GS SPECIALTY LENDING       100.00%
                                                                                                HOLDING I

J. ARON & COMPANY (U.K.)    London based dealer in base metal,   England               2        GOLDMAN SACHS               99.00%
                            petroleum, oil and coffee/cocoa in                                  HOLDINGS (U.K.)
                            the spot and forward markets;
                            commodities dealer in London                                        GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ASSET MGMT    London-based provider of asset       England               2        GOLDMAN SACHS               99.00%
INT'L                       management and investment advisory                                  HOLDINGS (U.K.)
                            services, covering European and
                            other international asset classes.                                  GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

Arrow Capital Risk          Maintains Insurance Broker's         Bermuda               1        GOLDMAN SACHS RISK         100.00%
Services Li                 license in Bermuda, effective                                       ADVISORS, L
                            3/27/98; reinsurance intermediary
                            that can act as reinsurance broker.

TEIBOW HOLDINGS, CO., LTD.  Making and selling Stationery        Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

TK Universal Hotel          Management company related to        Japan                 3        GOLDMAN SACHS GROUP,        18.98%
Management                  Citrine deal                                                        INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Universal Hotel           5.00%
                                                                                                Management
                                                                                                                         ---------
                                                                                                                            48.08%

ARCHON HOSPITALITY CO, LTD  Management of Hotels                 Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

OMACHI ONSEN KAIHATSU CO,   Management of Ryokan.(Japannese      Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD.                        Hotel).Management of                                                JAPAN COR
                            Ryokan.(Japannese Hotel).

THE GOLDMAN, SACHS & CO.    Managing General partner of          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
L.L.C                       Goldman, Sachs & Co.                                                INC. (THE

GOLDMAN, SACHS & CO.        Managing general partner of          Germany               1        GOLDMAN SACHS GROUP,       100.00%
FINANZ GM                   Goldman, Sachs & Co. oHG, a German                                  INC. (THE
                            general partnership; non regulated

Taurus Leasing Co. Ltd      Master lessee of KK Taurus Realty    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS ACA,LLC                  Member in Agricultural Company of    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            America Holdings LLC, a joint                                       INC. (THE
                            venture with Duquesne Partners to
                            invest in agricultural (farm)
                            real estate

RIO PARANA CLA SECUR DE     Merged survivor of Rio Potiguar      BRAZIL                2        MTGLQ INVESTORS, L.P.       99.99%
CREDIT                      Companhia Securitizadora de
                            Creditos Financeiros and this                                       GS FINANCIAL SERVICES        0.01%
                            entity.                                                             L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS MEXICO        Mexican Broker-Dealer; Group Inc.    Mexico                2        GOLDMAN SACHS GROUP,        99.99%
CASA DE B                   owns 43,995,599 shares; Global                                      INC. (THE
                            Holdings owns 4,400 shares; as of
                            10/30/01 no longer Approved                                         GOLDMAN SACHS GLOBAL         0.01%
                            Person and will not actively                                        HOLDINGS
                            engage in the securities or                                                                  ---------
                            advisory business                                                                              100.00%

DANDELION INVESTMENTS       Mizuho JV (TK contributor to         Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                    Green Mountain One)                                                 JAPAN COR

GOLDMAN SACHS CREDIT        nation and syndication of            Bermuda               2        GSCP (DEL) INC.             99.90%
PARTNERS                    commercial loans as well the
                            secondary trading of such                                           GSCP (DEL) LLC.              0.10%
                            loans.Inventory and trade lesser                                                             ---------
                            developed country debt and senior                                                              100.00%
                            bank debt; to invest in
                            assignments and participations in
                            certain bank debt, debt of other
                            lenders and anyo

Bridgewater ODC, LLC        New entity to house a new US data    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            center property                                                     INC. (THE

GOLDMAN, SACHS & CO.        Nominee Company for Rhein-Donau      Germany               1        GOLDMAN, SACHS & CO.       100.00%
VERWALTUNGS G               Capital Partners Fund and GS                                        OHG
                            Capital Partners II and III
                            (Germany) C.L.P.

CL INVESTMENTS LIMITED      Non-regulated Cayman Island based    Cayman                1        GOLDMAN SACHS GROUP,       100.00%
                            entity established to invest in      Islands                        INC. (THE
                            an unaffiliated entity which
                            holds a consumer loan portfolio;
                            contribute equity to a trust
                            which will hold ITT receivables

EURO-SPLITTER B.V.          Non-regulated Dutch entity           Netherlands           1        J. ARON & COMPANY          100.00%
                            established to invest in a           Antilles
                            condensate splitter.

GOLDMAN SACHS FX            Non-regulated entity which is a      Singapore             1        GS Holdings (Hong Kong)    100.00%
(SINGAPORE) P               holding company and deals in                                        Ltd
                            foreign exchange and derivative
                            contracts

J. ARON & COMPANY           Non-regulated entity which trades    Singapore             1        GOLDMAN SACHS FX           100.00%
(SINGAPORE)                 in physical oil and oil-related                                     (SINGAPORE) P
                            derivative contracts

GOLDMAN SACHS SERVICES      Non-regulated entity; employer of    British               1        GOLDMAN, SACHS & CO.       100.00%
LIMITED                     certain London office personnel      Virgin
                                                                 Islands

GOLDMAN, SACHS & CO.        Non-regulated Frankfurt based        Germany               1        GOLDMAN SACHS GROUP,       100.00%
WERTPAPIE                   entity which issues warrants and                                    INC. (THE
                            purchases offsetting OTC options
                            in the fixed income, eqity,
                            commodity and currency markets.

GOLDMAN SACHS (CAYMAN)      Non-regulated holding company and    Cayman                2        GOLDMAN SACHS GROUP,        97.00%
HOLDING                     General Partner of Goldman Sachs     Islands                        INC. (THE
                            & Co. OHG; parent of The Goldman
                            Sachs (Cayman) Trust Limited                                        GOLDMAN SACHS GLOBAL         3.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (UK) L.L.C.   Non-regulated holding company for    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Goldman Sachs Overseas Limited;                                     INC. (THE
                            established to achieve tax
                            efficiencies within UK group;

GOLDMAN SACHS OVERSEAS      Non-regulated Paris based entity     Delaware              2        GOLDMAN SACHS GROUP,        99.00%
FINANCE                     formed to issue a $1.5 billion                                      INC. (THE
                            French France Note; finance
                            Company;                                                            Goldman Sachs (France)       1.00%
                                                                                                Finance
                                                                                                                         ---------
                                                                                                                           100.00%

FLEET TRADE & TRANSPORT     Non-regulated petroleum shipping     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
(USA)                       entity;                                                             INC. (THE

GOLDMAN SACHS HOLDINGS      Non-regulated tax efficient          England               1        GOLDMAN SACHS GROUP        100.00%
(U.K.)                      holding company for U.K.                                            HOLDINGS (
                            pass-through entities

GOLDMAN SACHS PROPERTY      Non-regulated UK based entity        England               1        GOLDMAN SACHS GROUP,       100.00%
MGMT LI                     which holds the leasehold                                           INC. (THE
                            improvements for Peterborough
                            Court and incurs all expenses for
                            operating the building; branch in
                            Paris;

GS GLOBAL COMMODITIES       Oil and Gas commodity operating      Nova Scotia           1        GS GLOB                    100.00%
(CANADA)C                   entity                                                              COMMODITIES(CAN)HOLDIN

FLEET TRADE & TRANSPORT     Oil shipping and transporting;       England               1        GOLDMAN SACHS GROUP        100.00%
LIMITE                      non-regulated London based                                          HOLDINGS (
                            petroleum shipping entity;

GS HEADQUARTERS LLC         Operating entity for Site 26         Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                                                                                                INC. (THE

                                                                                                SITE 26 HOLDINGS INC         0.20%
                                                                                                                         ---------
                                                                                                                           100.00%

YELLOW ACQUISITION LTD      Opportunities Fund SPV to hold       England               1        GS EURO OPP FUND BV        100.00%
                            Yellow NPL Portfolio

LONGMORE CREDIT             originate and service Life           Delaware              1        GS RE Holdings Inc.        100.00%
SERVICES, LLC               Finance business

GS SPECIALTY LENDING        Originates (or purchases) loans      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS                    made to middle market borrowers                                     INC. (THE
                            that cannot sufficiently access
                            the market through traditional
                            senior bank debt lenders.

GOLDMAN SACHS H&HC          Originates and services FHA          New York              1        GOLDMAN SACHS GROUP,       100.00%
CAPITAL COR                 insured mortgages; General                                          INC. (THE
                            Partner in Goldman Sachs Housing
                            and Health Care Funding Company

G.S. FINANCIAL MARKETS,     OTC derivatives dealer (also         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
L.L.C.                      commonly known as BD Lite).  It                                     INC. (THE
                            currently engages in OTC options
                            on the S&P 500 Index.

BROKER DEALER LITE 1        OTC Derivatives Dealer;              Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            broker/dealer; SEC File No.                                         INC. (THE
                            8-51753
                                                                                                G.S. FINANCIAL MARKETS,      1.00%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ARROW CAPITAL REINSURANCE   ow Capital Risk Services             Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
CO.,                        Limited).will be the risk taking                                    INC. (THE
                            entity for our property
                            catastrophe reinsurance
                            business.  Arrow Capital Re will
                            not have any employees.  All
                            reinsurance professionals
                            supporting the business will be
                            employees of GS Risk Advisors

FUNABIKI CO., LTD.          Owner of Hotel.                      Japan                 1        AR Holdings GK             100.00%

REP LKS Realty, LLC         Ownership and investment in          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            office property known as                                            INC. (THE
                            Lakeside Atrium,  located in
                            Santa Clara, CA

GS GLOB COMMODITIES(CAN)    Ownership of a newly formed          Delaware              3        GS GLOB                      1.00%
HOLDIN                      Canadian entity which will                                          COMMODITIES(CAN)HOLDIN
                            conduct the firms Canadian
                            commodities business.                                               GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS FINANCIAL SERVICES       74.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOB COMMODITIES(CAN)    Ownership of a newly formed          Delaware              1        GS FINANCIAL SERVICES      100.00%
HOLDIN                      Canadian entity which will                                          L.P.
                            conduct the firms Canadian
                            commodities business.

REP PRS II FTB, L.L.C.      Ownership of Fountains at Delray     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Beach Apartment Homes                                               INC. (THE

HAMBRE INC                  Owns and leases its employees to     New York              1        GS AYCO HOLDINGS LLC       100.00%
                            the Ayco Company LP and to The
                            Ayco Services Agency LP (monthly
                            mgmt charge between the entities
                            for compensation and benefits
                            related to its employees).

ASTORIA INVESTMENT          Owns approximately 18.6% of the      None                  1        GS Holdings Mauritius      100.00%
VENTURES, I                 ERP shares issued by a                                              Limited
                            Philippine metro operating
                            company.

KAWASAKI HOLDINGS TK        Owns hotel assets in Japan.          Japan                 3        GOLDMAN SACHS GROUP,        11.53%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                23.50%
                                                                                                INVESTMENTS JAPAN

                                                                                                KAWASAKI HOLDINGS            5.00%
                                                                                                CO.LTD.
                                                                                                                         ---------
                                                                                                                            40.03%

ASAMA ONSEN KAIHATSU CO.,   Owns two hot-spring hotels in        Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD                         Japan.                                                              JAPAN COR

GS MEHETIA PARTNERSHIP LP   Parent company of GS Mehetia         Delaware              2        GS MEHETIA CORP              1.00%
                            Holdings Inc.
                                                                                                GS MEHETIA LLC              99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

MEHETIA HOLDINGS INC        Parent company of Luge LLC,          Delaware              3        GS MEHETIA CORP             20.00%
                            Mehetia Inc and Carrera2 LLC
                                                                                                GS MEHETIA LLC              50.00%

                                                                                                GS MEHETIA PARTNERSHIP      30.00%
                                                                                                LP
                                                                                                                         ---------
                                                                                                                           100.00%

GS MEHETIA LLC              Parent company of Mehetia            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings Inc.                                                       INC. (THE

GS MEHETIA CORP             Parent company of Mehetia            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings, Inc. and GS Mehetia                                       INC. (THE
                            Partnership LP.

GS AYCO HOLDINGS LLC        Parent company to The Ayco           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Company, LP, Saratoga Springs,                                      INC. (THE
                            LLC, also is a General Partner
                            for the Ayco Services Agency LP.

GS WIND POWER II LLC        Part of a wind energy project.       Delaware              1        GSFS INVESTMENT I CORP     100.00%

GS WIND LLC                 Part of a wind energy project.       Delaware              1        GS FINANCIAL SERVICES      100.00%
                                                                                                L.P.

Amagansett FX               Part of structured investing         United                1        GS FINANCIAL SERVICES      100.00%
                            trade which will enter into          Kingdom                        L.P.
                            contracts and options

GS LONGPORT INVESTMENT      Part of structured transaction       Delaware              1        LAFFITTE PARTICIPATION     100.00%
CORPORA                     with BNP Paribas.                                                   12

GS OCEANSIDE INVESTMENTS    Part of structured transaction       Delaware              1        GS LONGPORT INVESTMENT     100.00%
LLC                         with BNP Paribas.                                                   CORPORA

GSFS PRINCIPAL STRATEGIES   part of the Killingholme             Cayman                1        GS FINANCIAL SERVICES      100.00%
                            restructure in the AmSSG business    Islands                        L.P.

AMERICAN GAS ROYALTY        Part of the VPP Dominion             Delaware              1        GOLDMAN, SACHS & CO.       100.00%
TRUST                       Transaction.

SITE 26 HOLDINGS INC        Partial Owner of GS Headquarter      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            LLC                                                                 INC. (THE

GS DIVERSIFIED INVESTMENTS  Participate in PBL structured        Delaware              1        GS DIVERSIFIED FUNDING     100.00%
LTD                         financing transaction.                                              LLC

GS DIVERSIFIED HOLDINGS     Participate in PBL structured        Cayman                1        GS DIVERSIFIED FUNDING     100.00%
LTD                         financing transaction.               Islands                        LLC

GS DIVERSIFIED FUNDING      Participate in PBL structured        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         financing transaction.                                              INC. (THE

WYNDHAM INVESTMENTS I       Participate in PBL structured        Cayman                2        GS FINANCIAL SERVICES       86.67%
LTD                         financing transaction.               Islands                        L.P.

                                                                                                GS DIVERSIFIED FUNDING      13.33%
                                                                                                LLC
                                                                                                                         ---------
                                                                                                                           100.00%

WYNDHAM INVESTMENTS II      Participate in PBL structured        Cayman                1        WYNDHAM INVESTMENTS I      100.00%
LTD                         financing transaction.               Islands                        LTD

FAIRWAY RESOURCES L.P.      Partnership focused on oil and       United                1        MTGLQ INVESTORS, L.P.      100.00%
                            gas production and ownership of      States
                            lease acreage.

GS RBD HOLDINGS,L.P.        Partnership will hold an equity      Delaware              2        GS RBD HOLDINGS I CORP      99.00%
                            interest in a new Russian
                            broker/dealer entity.                                               GS RBD HOLDINGS II CORP      1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

KIRI (DELAWARE) LLC         Pass-through entity used in          Delaware              1        GOLDMAN SACHS (ASIA)       100.00%
                            connection with TK investing                                        FIN. HLDG
                            structures.

GK Arisugawa Finance        PFS Deal                             Japan                 1        AR Holdings GK             100.00%

GOLDMAN SACHS S.G.R.        Portfolio management company         Italy                 2        GOLDMAN SACHS HOLDINGS       1.00%
S.P.A                                                                                           (U.K.)

                                                                                                GOLDMAN SACHS (UK)          99.00%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

GS STRATEGIC INVESTMENTS    Potentially holding ASSG             Delaware              2        EUSTON ENTERPRISES LTD      50.00%
(DELA                       positions
                                                                                                FAIRWAY ENTERPRISES LTD     50.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Fantasia (Cayman) Ltd       Pre-IPO investment in China. The     Cayman                2        GOLDMAN SACHS GROUP,        13.49%
                            deal entails investment in           Islands                        INC. (THE
                            Equity and debt of real estate
                            developer with most projects in                                     GS RE Investments           53.33%
                            Shenzhen and Chengdu.                                               Holdings Ltd
                                                                                                                         ---------
                                                                                                                            66.83%

Longmore Credit LLC         premium finance company              Delaware              1        GS RE Holdings Inc.        100.00%

TRIUMPH INVESTMENTS         Primarily established to hold        Ireland               1        BEST II                    100.00%
(IRELAND)                   ASSG positions in Korean assets.                                    INVESTMENTS(DELAWARE)L

TRIUMPH II INVESTMENT       Primarily established to hold        Ireland               1        GS ASIAN VENTURE           100.00%
(IRELAND                    ASSG positions in Korean assets.                                    (DELAWARE) LL

BEST II INVESTMENTS         Primarily established to hold        Delaware              1        GS FINANCIAL SERVICES      100.00%
(DELAWARE)L                 investments in Triumph                                              L.P.
                            Investments (Ireland) Limited
                            and Triumph III Investments
                            (Ireland) Limited.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS STRATEGIC INVESTMENTS    Primarily established to hold        Delaware              1        MLT INVESTMENTS LTD.       100.00%
(ASIA                       private equity positions of ASSG

RESTAMOVE IRELAND LIMITED   Primarily established to hold        Ireland               1        GS FINANCIAL SERVICES      100.00%
                            proprietary positions in Korean                                     L.P.
                            and AustraliaN assets.  Trading
                            activity will be limited to
                            affiliates and Korean
                            broker/dealers.

MADISON/SPEC SITUATIONS     Primarily in the business of         Delaware              1        SSIG                       100.00%
VALUE                       buying bankruptcy trade claims

GS EURO STRATEGIC INV GRP   Primarily invests in non             Netherlands           1        GS EURO OPP FUND BV        100.00%
BV                          investment grade or distressed
                            securities and loans of European
                            companies.

GS EUROPEAN PERFORMANCE     Primarily invests in senior bank     Ireland               2        GOLDMAN SACHS GROUP,       100.00%
FUND                        loans of European companies and                                     INC. (THE
                            related activities.
                                                                                                GOLDMAN SACHS GROUP              0
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GS EUROPEAN OPPORTUNITY     Primary activity is to provide       Cayman Islands        1        MTGLQ INVESTORS, L.P.       75.00%
FUND,                       subordinated debt to the various
                            Opportunities Fund entities. Note
                            that this Cayman L.P. was formed
                            to replace the existing Delaware
                            L.P. of the same name which was
                            disolved on 28/12/04.

Money Partners Financial    Principal business of NEWCO is to    [-]                   1        GOLDMAN SACHS GROUP        100.00%
CoLtd                       act as subparticipant for loans                                     HOLDINGS (
                            originated by GSIB Milan Branch
                            and the secondary trading of such
                            loans.

Dhoni Cayman Ltd            Private equity vehicle for GS to     Cayman Islands        2        Dhoni Cayman Holding        99.00%
Partnership                 invest in Urban Infrastructure                                      Ltd
                            Real Estate Investment Fund
                            managed by Urban Infrastructure                                     Dhoni Cayman GP Ltd          1.00%
                            Capital Advisors.Private equity                                                              ---------
                            vehicle for GS to invest in Urban                                                              100.00%
                            Infrastructure Real Estate
                            Investment Fund  managed by Urban
                            Inf

FLEET PROPERTIES            Property company incorporated in     Portugal              2        ELQ INVESTORS, LTD          99.00%
                            Portugual for the purpose of
                            participating in the public                                         MTGLQ INVESTORS, L.P.        1.00%
                            auctions of properties held as                                                               ---------
                            collateral for the NPL portfolios                                                              100.00%
                            held by PMF-2, Ltd

Savu Properties PTE. Ltd.   Property management.                 Singapore             2        GOLDMAN SACHS GROUP,        20.23%
                                                                                                INC. (THE

                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            50.23%

GS MAURITIUS I              Proprietary trading and inter        Mauritius             1        GS FINANCIAL SERVICES      100.00%
                            company otc derivatives - special                                   L.P.
                            purpose vehicle formed to deal
                            proprietarily in Indian shares -
                            no client relationships -
                            unregulated.  Established to
                            engage in trading in financial
                            products including equity
                            securities in I

GOLDMAN SACHS GROUP Y       Provide assets and services to       Mexico                2        GOLDMAN SACHS GROUP,        99.00%
COMPANIA                    Goldman Sachs Mexico Casa de                                        INC. (THE
                            Bolsa, S.A. de C.V.  in Mexico
                            City, or others as deemed                                           GOLDMAN SACHS GLOBAL         1.00%
                            appropriate.                                                        HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

ARCHON GROUP ITALIA S.R.L   Provides consulting services         Italy                 1        ARCHON INTERNATIONAL,      100.00%
                            relating to assignment,                                             INC.
                            acquisition, evaluation and
                            management of immovable assets
                            and/or assignment & management of
                            credits.

THE AYCO COMPANY L.P.       Provides financial counseling to     Delaware              2        GS AYCO HOLDINGS LLC        99.00%
                            individuals employed by
                            corporations.                                                       SARATOGA SPRINGS LLC         1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS REALTY        Provides liaison services and        Japan                 1        MLQ INVESTORS, L.P.        100.00%
JAPAN COR                   other activities with respect to
                            real estate loans, transactions in
                            or outside of Japan, holds leases
                            for Japan based entities, and
                            Japanese real estate agent
                            services.

ARCHON GROUP FRANCE S.A.S   Provides real estate loan and        France                2        SINGEL COOL ONE             99.98%
                            property asset management as well
                            as underwriting services.                                           SINGEL COOL TWO              0.02%
                                                                                                                         ---------
                                                                                                                           100.00%

WILLIAM STREET FUNDING      Provides sources of liquidity for    Delaware              1        WILLIAM STREET EQUITY      100.00%
                            potential funding of commitments
                            initiated in William Street
                            Commitment Corporation.

NATIONAL HEALTHCARE         Provides temporary nurse staffing    Florida               1        GOLDMAN SACHS GROUP,       100.00%
STAFFING,                   to medical institutions.                                            INC. (THE

GS Admin                    Provision of administration          Hong Kong             1        GOLDMAN SACHS              100.00%
Services(Asia)Limited       services                                                            (CAYMAN) TRUST,

Savu Investments Ltd        Purchase of 100% shares of asset     Cayman Islands        2        GOLDMAN SACHS GROUP,        20.22%
                            holding company Savu Investments                                    INC. (THE
                            Ltd which is holding Hitachi
                            Towers in Singapore.                                                GS RE Investments           30.00%
                                                                                                Holdings Ltd
                                                                                                                         ---------
                                                                                                                            50.22%

RESIMARNE SAS               Purchase of Euro Disney resort       France                1        ELQ INVESTORS, LTD         100.00%
                            buildings.

CASE RM, LLC                Purchase retail installment          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            contracts (RICs) and Auto Loans
                            from Banks, Thrifts, Credit
                            Unions, Independent Finance
                            Companies and other Specialty
                            Finance Dealer Related Company.
                            Purchase loans and get leverage or
                            securitize after a couple of years
                            (couldP

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
REMARK FUNDING CO, LLC.     Purchase retail installment          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            contracts (RICs) and Auto Loans
                            from Banks, Thrifts, Credit
                            Unions, Independent Finance
                            Companies and other Specialty
                            Finance Dealer Related Company.
                            Purchase loans and get leverage or
                            securitize after a couple of years
                            (couldP

GS EURO OPP FUND BV         Purchase through its subsidiaries    Netherlands           1        ELQ INVESTORS, LTD          75.00%
                            fixed income securities and
                            portfolio of investments.

EPF FINANCIAL, LLC.         Purchaser of life settled policies.  Delaware              1        EASTPORT CAPITAL           100.00%
                                                                                                CORPORATION

Fast Capital, LLC           Purchaser of Receivables             [-]                   1        GS SPECIALTY LENDING       100.00%
                                                                                                HOLDINGS

SARC SRL                    Purchases non-performing Italian     Italy                 2        ARCHON GROUP ITALIA          2.00%
                            mortgage and consumer loan                                          S.R.L
                            portfolios and then securitizes
                            them.                                                               MTGLQ INVESTORS, L.P.       98.00%
                                                                                                                         ---------
                                                                                                                           100.00%

NIHON ENDEAVOR FUND CO.,    Purchasing Loan (SMBC Rivival Fund)  Japan                 1        GOLDMAN SACHS REALTY        66.67%
LTD                                                                                             JAPAN COR

GK Kogane                   Purchasing loan.Flagged for Restir   Japan                 2        AR Holdings GK               1.00%
                            Deal.
                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS JAPAN         Purchasing Loans                     Japan                 1        GS FINANCIAL SERVICES      100.00%
FINANCE K.                                                                                      L.P.

LEAF GREEN CO, LTD          Purchasing loans (RCC-MTB)           Japan                 2        GOLDMAN SACHS (ASIA)         0.00%
                                                                                                FINANCE

                                                                                                GOLDMAN SACHS REALTY             1
                                                                                                JAPAN COR
                                                                                                                         ---------
                                                                                                                           100.00%

LIME GREEN CO., LTD         Purchasing loans (Sanyo Electric     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Credit)・Dissolved as of
                            11/06/2007, liquidation completed
                            as of Nov 7,2007.

GAC PERSONAL CO. LTD        Purchasing loans from RCC (Hyogin    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            loan)                                                               JAPAN COR

WHITE OCEAN CO, LTD.        Purchasing loans from Resona         Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            (RCC/Resona Securitization Deal)                                    JAPAN COR

SOLAR WIND, LTD             Purchasing loans from SMBC           Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%

BAY WIND REALTY FINANCE     Purchasing loans jointly with        Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
(CAYMA                      NochuPurchasing loans jointly with
                            Nochu

SOUTH WIND REALTY           Purchasing loans secured by Nitto    Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
FINANCE(CAYM                Kogyo 30 golf courses (JV w/Nochu)

CFGI CO., LTD               Purchasing loans to Fukunan          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Kaihatsu from DBJ, to succeed the                                   JAPAN COR
                            business of Fukunan
                            KaihatsuDissolved as of 25/072007,
                            liquidation completed as of
                            15/11/2007.

GK Spica                    Purchasing Loans. Flagged for SMBC   Japan                 1        JLQ LLC                    100.00%
                            SPL portfolio acquisition deal
                            (ASSG)

KEYAKIZAKA FINANCE CO.,     Purchasing loans.Equity deals of     Japan                 1        GS FINANCIAL SERVICES      100.00%
LTD.                        PFS team.                                                           L.P.

LINDEN WOOD, LTD            Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

BAY WIND II LTD.            Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

LINDEN WOOD IIS LTD         Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

LINDEN WOOD II, LTD.        Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

PH PIER MANAGEMENT LLC      Purchasing, investing in,            Delaware              1        GSJC LAND LLC              100.00%
                            financing, selling, leasing and
                            otherwise dealing with direct and
                            indirect interests in real estate
                            assets (including mortgage loans)
                            and in companies or entities
                            owning, leasing and otherwise
                            operating and maintaining such
                            asset

Restir Investment Co.,Ltd   Real Estate                          Japan                 1        JUPITER INVESTMENT          50.00%
                                                                                                CO,. LTD.

Bay Wind TK                 Real Estate business                 Japan                 3        GOLDMAN SACHS GROUP,         6.52%
                                                                                                INC. (THE

                                                                                                BAY WIND REALTY              5.00%
                                                                                                FINANCE (CAYMA

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            46.52%


FUKUOKA TOSHI KAIHATSU      Real Estate Development Deal.        Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD                                                                                         JAPAN COR

REP KBY REALTY, LLC         Real Estate investment               Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

ARCHON GROUP, L.P.          Real estate property/asset manager   Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE

                                                                                                ARCHON GEN-PAR, INC.         1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

AYCO SERVICES INSURANCE     Record insurance revenues            UNITED STATES         1        MERCAY CORPORATION         100.00%
AGENCY                      generated in the state of Mass.

GOLDMAN SACHS ASSET         Registered investment adviser.       Delaware              2        GOLDMAN SACHS GROUP,        99.00%
MANAGEMENT                  holding company for Goldman Sachs                                   INC. (THE
                            Asset amanagement Japan Limited.
                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS FUTURES       Registered under Hong Kong laws as   Hong Kong             1        GS Holdings (Hong          100.00%
(ASIA) L                    a commodities dealer; trades in                                     Kong) Ltd
                            Hong Kong listed futures.Licensed
                            under the HK Securities and
                            Futures Ordinance for the
                            following regulated activities:
                            dealing in futures, advising on
                            futures and asset management.   SFC

GOLDMAN SACHS (ASIA)        Registered under Hong Kong laws as   Hong Kong             1        GS Holdings (Hong          100.00%
SECURITIE                   a securities dealer and investment                                  Kong) Ltd
                            advisor.  Conducts the Hong Kong
                            Stock Exchange listed securities
                            business; Shanghai B shares
                            license broker.Licensed under the
                            HK Securities and Futures
                            Ordinance for the following reg

GSJBWERE FINANCIAL          Regulated by the Australian          Australia             2        GOLDMAN SACHS GROUP,       100.00%
MARKETS PTY                 Securities and Investments                                          INC. (THE
                            Commission and transacts FICC
                            business in Australia and New                                       J. ARON & COMPANY                0
                            Zealand.  Essentially, GAUS                                                                  ---------
                            transacts with ANZ clients and                                                                 100.00%
                            enters into back to back trades
                            with J Aron NY or another GS
                            entity.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN SACHS RISK          Reinsurance broker.                  Delaware              1        GOLDMAN SACHS GROUP,       100.00%
SERVICS LLC                                                                                     INC. (THE

GOLDMAN SACHS (AO) L.L.C.   Rep office in Moscow and has in      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            past entered into M&A advisory                                      INC. (THE
                            engagements in Russia; does not
                            engage in securities trading or                                     GOLDMAN SACHS GLOBAL         1.00%
                            brokerage; As of 1/1/02 once again                                  HOLDINGS
                            operating a branch in Russia,                                                                ---------
                            taxable by Russian authorities,                                                                100.00%
                            supplying consultancy servicest

REP FSB Real Estate, L.L.C  REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS LPII Phase I Realty LLC  REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REP PRK REALTY, LLC         REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REP ALX REALTY, LLC         REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GOLDMAN SACHS               Representative office in Sao         BRAZIL                2        GOLDMAN, SACHS & CO.         1.00%
REPRESENTACOES L            Paulo, Brazil
                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ARGENTINA     Representitive Office in Buenos      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Aires                                                               INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

REC INVESTMENTS CO., LTD    Resona deal                          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

REAL ESTATE CREATION FUND   Resona deal.Purchasing Loan          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,                                                                                            JAPAN COR

GS TRADING & CLEARING       Sales agent for affiliated           Netherlands           2        J. ARON HOLDINGS, L.P.       0.25%
SERVICES                    companies.  Non-regulated entity
                            established to employ traders in                                    J. ARON & COMPANY           99.75%
                            Rotterdam.                                                                                   ---------
                                                                                                                           100.00%

SPF ONE IL, L.L.C.          Serve as intermediate                Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            (intercompany) lender to GS&Co as
                            part of non-recourse financing
                            transaction.  Strategic capital
                            planning entity.

MINATO DEBT COLLECTION KK   Servicer; Japanese Stock             Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Corporation

CDV-1 HOLDING COMPANY, LP   Set up as a partnership to own       Delaware              2        MTGLQ INVESTORS, L.P.       89.80%
                            CDV-1, Ltd.
                                                                                                CDV-1 HOLDING COMPANY        0.20%
                                                                                                GEN-PAR,
                                                                                                                         ---------
                                                                                                                            90.00%

GSFS (CAYMAN) 2002-A        Set up as part of a Structured       Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
LIMITED                     Investing Group transaction.  The                                   L.P.
                            entity will be capitalised by GS
                            Financial Services LP.  It's
                            purpose will purely be to sell a
                            third party a put option over the
                            third parties' minority interest
                            in a GS controlled Unit Trust.  It
                            is effectively a guarantee.

GS FUNDING MANAGEMENT       Set up as part of a structured       Cayman Islands        1        SHIRE UK LIMITED           100.00%
LIMITED                     transaction containing Interest
                            rate Swaps,Asset swaps and
                            treasuries.

Forres Investments Ltd      Set up as part of rthe structured    Cayman Islands        1        FORRES LLC                 100.00%
                            investing trade that will enter
                            into swaps and purchase treasuries.

GSFS INVESTMENTS II CORP    Set up as part of the SBD            Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Principal Investing Portfolio-to
                            hold airplane leases.

PMF - 1, LTD                Set up for the purpose of            England               1        ELQ INVESTORS, LTD         100.00%
                            acquiring a portfolio of
                            non-performing Portuguese mortgages

GS (Mauritius) NBFC L.L.C   Set up in Mauritius as a Private     Mauritius             1        GS INDIA HOLDINGS L.P.     100.00%
                            Company Limited by shares to hold
                            stake in an Indian Company which
                            will conduct Fixed Income busniess.

GS Management (Ireland)     Set up to oversee a number of GSAM   Ireland               2        GOLDMAN SACHS GROUP,        99.00%
Limited                     managed Trusts                                                      INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

KINMIRAI CREATE TK          Set up to purchase Mizuho REO JV     Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            deal.                                                               INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                KINMIRAI CREATE CO.,         5.00%
                                                                                                LTD.
                                                                                                                         ---------
                                                                                                                            49.57%


GS CAPITAL FUNDING UK II    Set-up as part of a Structured       England               1        GS CAPITAL FUNDING,        100.00%
                            Investing Group Transaction.                                        INC.

GSPS STRATEGIES CORP        Setup to trade private equity        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            investments.                                                        L.P.

GK Dotonbori Kaihatsu       Shelf. Purchasing Loans, Holding     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Real estates and Securities.

GK Miyuki                   Shelf. Purchasing Loans, Holding     Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Real estates and                                                    JAPAN COR
                            Securities.・Flagged for
                            Greens deal.

GOLDMAN SACHS (ISRAEL) LLC  Single Member Office in Israel.      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            For Regulatory matters contact                                      INC. (THE
                            Robert Charnley  or Matthias Bock
                            in London.  Israeli investment
                            research entity.

GS GAO HUA SECURITIES CO.   Sino-foreign Joint Venture Company   People's              2        GOLDMAN SACHS (ASIA)        33.00%
LTD                         with Beijing Gao Hua Securities      Republic of                    L.L.C.
                            Company Limited.Business Scope:      China
                            Underwriting of shares (incluidng
                            Renminbi donominated ordinary                                       BEIJING GAO HUA SEC         67.00%
                            shares and foreign investment                                       CL, BJHQ
                            shares) and bonds (including                                                                 ---------
                            government bonds and corporatebon                                                              100.00%

GS RE Holdings Inc.         SPE set up as a Holding entity for   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Life Settlement Solutions , Inc.                                    INC. (THE

JLQ LLC                     Special purpose company for          Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
                            purchase of loans.                                                  L.P.

VEICOLO ACQUISIZIONE        Special purpose vehicle for          Italy                 2        MLQ L.L.C                   50.00%
PORTAFOGL                   securitization deal.
                                                                                                MTGLQ INVESTORS, L.P.       50.00%
                                                                                                                         ---------
                                                                                                                           100.00%

CER Investment 1            special purpose vehicle to hold      Cayman Islands        1        CER HOLDINGS LP            100.00%
                            carbon emission reduction units
                            (CERs)

HECHSHIRE LIMITED           Special purpose vehicle.  Entity     England               1        SHIRE UK LIMITED           100.00%
                            established to facilitate
                            structured financing, specifically
                            a loan note issuance by Goldman
                            Sachs International.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
MERCER INVESTMENTS V        SPV for ASSG.  Equity investments    Malaysia              1        GS Holdings Mauritius      100.00%
PRIVATE L                   in Beijing Goldman Sachs Consulting                                 Limited
                            Co., Ltd (formerly Shang Er Kang)
                            (PRC On-shore Consulting/Servicing
                            Company).

EXPRESS INVESTMENTS III     SPV for ASSG. Direct investement in  Malaysia              1        GS Holdings Mauritius      100.00%
PRIVAT                      Philipppine based assets                                            Limited
                            (Non-interest accuring).

GSPS Dai Viet Ltd           SPV for GSPS business                Mauritius             1        GSPS Asia Limited          100.00%

GSPS Asia Limited           SPV for GSPS business in Asia        Mauritius             1        GS ASIAN VENTURE           100.00%
                                                                                                (DELAWARE) LL

MERCER INVESTMENTS IV       SPV for REPIA and ASSG.  Equity      Malaysia              2        GOLDMAN SACHS GROUP,        14.78%
PRIVATE                     Investment in PRC Investment SPC.                                   INC. (THE

                                                                                                GS Holdings Mauritius       85.22%
                                                                                                Limited
                                                                                                                         ---------
                                                                                                                           100.00%

MATTERHORN ACQUISITIONS     SPV incorporated for the             England               1        GS EURO OPP FUND BV        100.00%
LTD.                        acquisition of a portfolio of NPLs
                            from Delmora Bank in Germany

Kypris Acquisitions  Ltd.   SPV purchaser for portfolio of NPLs  England               1        GS EURO OPP FUND II LP     100.00%
                            from HVB named Project Aphrodite

KRETA ACQUISTIONS LTD.      SPV to purchase Project Kreta NPL    England               1        GS EURO OPP FUND II LP     100.00%
                            Portfolio

CONRAD P4 LTD.              SPV to purchase the CP4 Porfolio of  England               1        ELQ INVESTORS, LTD         100.00%
                            NPLs from HVB (via HANSEN & SCHUCHT
                            DEBITORENMANAGEMENT GMBH)

GS Killinghme Caymn Inv     Structured investing entity          Cayman Islands        1        GS KILLINGHOLME            100.00%
II Ltd                                                                                          CAYMAN INVESME

GS INVSTMT                  Sub-advisor to Liberty Harbor        Singapore             1        GOLDMAN SACHS FX           100.00%
STRATEGIES(SINGAPOR                                                                             (SINGAPORE) P

GS European Inv Group III   Subdiairy of GS European             England               1        GS European Opp Fund       100.00%
Ltd                         Opportunities Fund III LP to trade                                  III Ltd
                            in loan and bond positions

GS European Opp Fund III    Subsidiary of ELQ and Holdco for     United Kingdom        1        ELQ INVESTORS, LTD         100.00%
Ltd                         Opp Fund 3

HWE Holdings LLC            Subsidiary of GS Wind Holdings LLC   Delaware              1        GS WIND HOLDINGS, LLC      100.00%

GS Guernsey Investments     Subsidiary of MTGLQ to hold 75% of   [-]                   1        MTGLQ INVESTORS, L.P.      100.00%
Ltd                         Shilling/Caledonian group via
                            Preference shares

GS SERVICES PRIVATE LTD     Technology and data process entity.  India                 2        GOLDMAN SACHS (ASIA)         1.05%
                                                                                                FINANCE

                                                                                                GOLDMAN SACHS               98.95%
                                                                                                (MAURITIUS) L.L.
                                                                                                                         ---------
                                                                                                                           100.00%

RIVER NORTH TECHNOLOGIES,   Technology hostingTechnology hosting Illinois              1        GOLDMAN SACHS GROUP,       100.00%
INC.                                                                                            INC. (THE

GS ADMINISTRATION SERVC     The Company to act as manager of     Ireland               1        GS Ireland Holdings        100.00%
CO LTD                      Goldman Sachs Global Currency Fund                                  Ltd
                            - Dollar Plus, Goldman Sachs Global
                            Currency Fund - Euro Plus, Goldman
                            Sachs Money Market Funds, Goldman
                            Sachs Global Funds, Goldman Sachs
                            Global Multi Manager Funds, Goldman
                            Sachs Select

GS Asset Management         The company's purpose is to render   BRAZIL                2        GOLDMAN SACHS GLOBAL         0.01%
Brasil Ltd                  asset management services, acting                                   HOLDINGS
                            as a manager of investment funds
                            and securities portfolios.                                          GOLDMAN SACHS ASSET         99.99%
                                                                                                MANAGEMENT
                                                                                                                         ---------
                                                                                                                           100.00%

ALKAS REALTY PRIVATE        The entity is a SPC which will       Singapore             2        GOLDMAN SACHS GROUP,        19.57%
LIMITED                     purchase DBS tower as a rental                                      INC. (THE
                            property in Singapore.
                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            49.57%

GS LEASING (KCSR 2005-1)    The entity is an equity holder in a  United States         1        GSFS INVESTMENT I CORP     100.00%
LLC                         leverage lease transaction where
                            the assets are locomotives.

GS China Inv (Mauritius)    The entity is principally holding a  Mauritius             1        GS ASIAN VENTURE           100.00%
Ltd                         China private equity fund                                           (DELAWARE) LL
                            incorporated in Cayman Island.

GS CAPITAL FUNDING          The entity is setup as part of an    Cayman Islands        1        GS CAPITAL FUNDING UK      100.00%
(CAYMAN)                    upcoming Structured Investment                                      II
                            Group (SSG) transaction.

GS CAPITAL FUNDING, INC.    The entity is setup as part of an    Delaware              1        GS FINANCIAL SERVICES      100.00%
                            upcoming Structured Investment                                      L.P.
                            Group (SSG) transaction.

GS CAPITAL FUNDING UK       The entity is setup as part of an    Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
                            upcoming Structured Investment                                      HOLDINGS (
                            Group (SSG) transaction.

GCN CE HOLDINGS             The entity will own several          Delaware              1        GS FINANCIAL SERVICES      100.00%
CORPORTATION                micro-ticket machine leases                                         L.P.
                            throughout the US and Canada.

GS Money Market Fund        The entity will reflect GS           [-]                   1        LIQUIDITY ASSETS           100.00%
                            investment in a consolidated money                                  LIMITED
                            market fund (part of the Futures
                            Services Group Investment of
                            Customer funds trade) AmSSG.

Agalia Capital Ltd.         The entity, incorporated in BVI, is  British               1        GS STRATEGIC                75.00%
                            newly acquired by GSSIA (6153) in    Virgin Islands                 INVESTMENTS (ASIA
                            Dec 07. The entity is 75% owned by
                            GSSIA (6153) upon completion of
                            acquisition.  The entity's
                            principal business is investment
                            holding.

GS China Strategic Inv Ltd  The entity, incorporated in          Mauritius             1        JADE DRAGON                100.00%
                            Mauritius. The entity is 100% owned                                 (MAURITIUS) LIMITE
                            by Jade Dragon (Mauritius) Limited
                            (0164). The entity is setup for the
                            purpose of acquiring ASSG
                            investments.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Agelia Energy Inv Pte Ltd   The entity, incorporated in          Singapore             1        Agalia Capital Ltd.        100.00%
                            Singapore, is newly acquired
                            indirectly by GSSIA (6153) in Dec
                            07. The entity is 100% owned by
                            Agalia Capital Ltd, which is owned
                            75% by GSSIA (6153) upon
                            completion of acquisition.  As a
                            result, GSSIA is effectively
                            holding 75% of Agalia Energy via
                            Agalia Capital.  The entity's
                            principal business is investment
                            holding.

SSIG                        The primary purpose of the entity    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            is the buying and selling of bank                                   INC. (THE
                            debt.  Additionally, there will be
                            some securities trading.

NORTHERN ELECTRIC           The principal activity of the        United Kingdom        1        ELQ INVESTORS, LTD         100.00%
(PEAKING) LT                Company is to hold an investment
                            in Teesside Power Limited, a
                            company established to build and
                            operate a power station on
                            Teesside.

SPEAR, LEEDS & KELLOGG LLC  The surviving entity of the          New York              1        GSTM LLC                   100.00%
                            10/30/2000 merger between SLK
                            Acquisition LLC (Goldman merger
                            vehicle) and SLK LLC.   The
                            Goldman Sachs Group, Inc. is the
                            Managing Member.  SLK Acquisition
                            Holdings, Inc. is the other
                            member.  The surviving entity of
                            the 10/30

RUBY REALTY CO.,LTD.        The TK Operator for entity 0462.     Japan                 1        MLQ INVESTORS, L.P.        100.00%

GS REALTY ASIA PACIFIC      This entity is a corporate entity    Singapore             1        GOLDMAN SACHS FX           100.00%
PTE LTD                     for Archon, and will perform Real                                   (SINGAPORE) P
                            estate asset management in
                            Singapore and non Japan Asia.

BAY WIND II TK              This entity is a SPC which           Japan                 3        GOLDMAN SACHS GROUP,        11.18%
                            purchases golf course operators as                                  INC. (THE
                            a facility similar to Southwind
                            structure.                                                          BAY WIND II LTD.             5.00%

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            51.18%


GS European Funding II Ltd  This entity is to be involved in a   Cayman Islands        2        GS FUNDING EUROPE           10.00%
                            trade undertaken by the structured                                  LIMITED
                            investment group. It will receive
                            funds from GS European Funding I                                    GS European Funding I       90.00%
                            Limited.                                                            Ltd
                                                                                                                         ---------
                                                                                                                           100.00%

GS European Funding I Ltd   This entity is to be involved in a   Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            trade undertaken by the structured                                  LIMITED
                            investment group. It will receive
                            funds from GS European Funding
                            Limited.

Shire Assets                This entity was set up as part of    United Kingdom        2        Shire Funding Limited        1.00%
                            a Structured Investing Group
                            transaction                                                         SHIRE UK LIMITED            99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Shire Funding Limited       This entity was set up as part of    United Kingdom        1        SHIRE UK LIMITED           100.00%
                            a Structured Investing Group
                            transaction

Shire II Assets             This entity was set up as part of    United Kingdom        1        SHIRE UK LIMITED           100.00%
                            a Structured Investing Group
                            transaction

OOO GOLDMAN SACHS           This entity was set up as part of    Russia                1        GS RBD HOLDINGS,L.P.       100.00%
                            an AMSSG Structured Investing
                            Group transaction

Amagansett Assets           This entity was set up as part of    United Kingdom        1        GS FINANCIAL SERVICES      100.00%
                            an AMSSG Structured Investing                                       II
                            Group transaction

Amagansett Funding Limited  This entity was set up as part of    United Kingdom        1        GS FUNDING EUROPE          100.00%
                            an AMSSG Structured Investing                                       LIMITED
                            Group transaction

Amagansett II Assets        This entity was set up as part of    United Kingdom        2        Amagansett Funding          99.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction
                                                                                                GS FUNDING EUROPE            1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

GS FUNDING EUROPE LIMITED   This entity was set up as part of    England               1        GS FINANCIAL SERVICES      100.00%
                            an AMSSG Structured Investing                                       II
                            Group transaction

Scadbury Assets             This entity was set up as part of    United Kingdom        2        Scadbury Funding             1.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction
                                                                                                SCADBURY UK LIMITED         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Scadbury Funding Limited    This entity was set up as part of    United Kingdom        1        SCADBURY UK LIMITED        100.00%
                            an AMSSG Structured Investing
                            Group transaction

Scadbury II Assets          This entity was set up as part of    United Kingdom        1        Scadbury Funding           100.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction

SCADBURY UK LIMITED         This entity was set up as part of    United Kingdom        1        GOLDMAN SACHS GROUP        100.00%
                            an AMSSG Structured Investing                                       HOLDINGS (
                            Group transaction

CPV GERMANY                 This entity was set up to invest     United States         2        GOLDMAN SACHS GROUP,         0.00%
                            in principal investments.                                           INC. (THE

                                                                                                GOLDMAN, SACHS MGT GP            0
                                                                                                GMBH
                                                                                                                         ---------
                                                                                                                             0.00%

SHIGA (DELAWARE) LLC        This entity, a TK investor, was      Delaware              1        GOLDMAN SACHS (ASIA)       100.00%
                            set up to provide equity financing                                  FIN. HLDG
                            to SPCs which invests in
                            non-performing loans and real
                            estates.

GS Finance Corp.            This finance subsidiary will issue   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            cash settled structured notes.                                      INC. (THE

WWDI Investments Ltd        This involves purchase of 6.5        Mauritius             1        WWD Investment              91.50%
                            Acres of land to develop                                            Holdings Ltd
                            residential property, luxury hotel
                            and service apartments.
                            Development to commence in Jul 08.
                            Seller is ETA- a Dubai based
                            development company.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
WWD Investment Holdings     This involves purchase of 6.5        Mauritius             3        GOLDMAN SACHS GROUP,        18.30%
Ltd                         Acres of land to develop                                            INC. (THE
                            residential property, luxury hotel
                            and service apartments.                                             GOLDMAN SACHS                7.00%
                            Development to commence in Jul 08.                                  INVESTMENTS LTD.
                            Seller is ETA- a Dubai based
                            development company.                                                GS RE Investments           30.00%
                                                                                                Holdings Ltd
                                                                                                                         ---------
                                                                                                                            55.30%


Calais LNG Project          This is a consolidated entity        Delaware              1        GS POWER HOLDINGS LLC      100.00%
                            under 0534 to hold GS Power
                            Holdings' investment in Project
                            Lobster.

GS Strategic Investments    This is a UK incorporated entity     England               1        GSEM (DEL) HOLDINGS,       100.00%
UK                          set up to hold private equity                                       L.P.
                            investments.

COMM. ANN. AND LIFE INS.    This is an insurance company         MA                    1        GOLDMAN SACHS GROUP,       100.00%
CO                          organized under the laws of                                         INC. (THE
                            Massachusetts.  The Company
                            manages blocks of variable
                            annuity, variable universal life
                            and minor blocks of group
                            retirement products.

AMETHYST REALTY CO.,LTD.    TK Operator of Amethsyt Realty TK    Japan                 1        MLQ INVESTORS, L.P.        100.00%

KK Yonago Kaike Onsen       To acquire "Toko yen" traditional    Japan                 1        AR Holdings GK             100.00%
Kaihatsu                    Japan hotel in  kaike spa resort

Shiohama Kaihatsu TK        To acquire 3 retail neighborhood     Japan                 4        GOLDMAN, SACHS & CO.         1.00%
                            shopping centres in Fukushima Pref.
                                                                                                GOLDMAN SACHS GROUP,        20.18%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                24.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Shiohama Kaihatsu         5.00%
                                                                                                                         ---------
                                                                                                                            50.18%

IMPACT HOLDING TK           To acquire a piece of land with a    Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            building in Chiba and rebuild a                                     INC. (THE
                            new shopping center
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Impact Holding            5.00%
                                                                                                                         ---------
                                                                                                                            49.57%


REP MCR REALTY, LLC         To acquire and hold 2                Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            non-performing real estate secured
                            loans (McCook and Randolph Assets).

REP DER REAL ESTATE LP      To acquire and hold a                Delaware              2        MTGLQ INVESTORS, L.P.       99.90%
                            non-performing real estate secured
                            loan (Deerfield asset).                                             REP DER GEN-PAR, LLC         0.10%
                                                                                                                         ---------
                                                                                                                           100.00%

CDV-2 LTD                   To acquire Czech debt                England               1        ELQ INVESTORS, LTD          90.00%

Kashiwabara Toshi           To acquire Real Estate in Kobe,      Japan                 2        NEPHRITE EQUITY             85.00%
Kaihatsu TK                 Japan                                                               CO.,LTD.

                                                                                                GK Kashiwabara Toshi         5.00%
                                                                                                Kaihatsu
                                                                                                                         ---------
                                                                                                                            90.00%

GS WIND HOLDINGS, LLC       To acquire the wind business of      Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Zilkha Renewable Energy LLC

Musashino Kaihatsu TK       To acquire three suburban            Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            neighborhood shopping centers                                       INC. (THE
                            located in northern part of Japan,
                            such as Koriyama, Sendai and                                        GS STRATEGIC                25.00%
                            Aomori Pref.                                                        INVESTMENTS JAPAN

                                                                                                GK Musashino Kaihatsu        5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

OPAL RESOURCES LLC          To acquire, own, hold, maintain,     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            renew, drill, develop and operate
                            Oil and Gas Interests and related
                            assets and other properties in the
                            continental United States, and the
                            state and federal waters offshore.

GOLDMAN SACHS JAPAN         To acquire, own, lease, maintain,    Japan                 1        GOLDMAN SACHS (JAPAN)      100.00%
HOLDINGS,                   guard and administer real                                           LTD.
                            properties and facilities for
                            offices, etc. at delegation by
                            Goldman Sachs Japan, Ltd. and its
                            affiliated companies;

GSCP (DEL) INC.             To act as a general partner and      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            regular partner in GSCPTo act as a                                  INC. (THE
                            general partner and regular
                            partner in GSCP

GSSM HOLDING II LLC         To act as a holding company for      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            GSSM Holding II Corp                                                INC. (THE

SPEAR,LEEDS&KELLOGG         To act as a specialist on the New    New York              1        GS EXECUTION AND           100.00%
SPECIALIST                  York Stock Exchange; Broker                                         CLEARING, L.P
                            Dealer; SEC File No. 8-49673

GOLDMAN SACHS INVESTMENT    To act as an investment advisor in   Germany               1        GOLDMAN, SACHS & CO.       100.00%
MGMT                        Germany                                                             OHG

GS MORTGAGE SECURITIES      To act as depositor for commercial   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP. I                     mortgage backed securities deals                                    INC. (THE

GSCP (DEL) LLC.             To act as limited partner for GSCP   Delaware              1        GSCP (DEL) INC.            100.00%

REP SAN GEN PAR, LLC        To act as sole general partner of    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            REP San Real Estate Limited                                         INC. (THE
                            Partnership

GOLDMAN SACHS MORTGAGE      To buy and sell whole loans and      New York              2        GOLDMAN SACHS GROUP,        99.00%
COMPANY                     mortgage servicing for its own                                      INC. (THE
                            account
                                                                                                GOLDMAN SACHS REAL           1.00%
                                                                                                ESTATE FUND
                                                                                                                         ---------
                                                                                                                           100.00%

NORMANDY FUNDING            To capitalize an entity used to      Delaware              1        GS FINANCIAL SERVICES      100.00%
CORPORATION                 raise 750 million of financing.                                     L.P.

HULL TRADING UK LIMITED     To carry on business as a general    England               1        THE HULL GROUP LLC         100.00%
                            commercial company.  Proprietary
                            trading firm.  Re-registered as
                            unlimited on 16 August 2004

THE GOLDMAN SACHS TRUST     To carry on the business of          Federal               1        GOLDMAN SACHS GROUP,       100.00%
COMPAN                      banking limited to the exercise of                                  INC. (THE
                            full fiduciary powers and the
                            support of activities incidental
                            to the exercise of these powers. A
                            creature of banking law --it's a
                            national association

GS(LABUAN) INVESTMENT       To conduct offshore investment       Malaysia              1        GS Holdings (Hong          100.00%
BANK LTD                    banking business. Products and                                      Kong) Ltd
                            services to be offered include: 1)
                            offering of and dealing in a
                            variety of investment products
                            (whether in the form of notes,
                            certificateso or otherwise); 2)
                            offering of and dealing in Islamica

Pinnacle Partners           To consolidate GS Pinnacle           Delaware              1        GOLDMAN SACHS              100.00%
Group, LP                   Partners, LP                                                        INVESTMENTS LTD.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
THE HULL GROUP LLC          To engage directly or indirectly     Illinois              2        GOLDMAN SACHS GROUP,        12.33%
                            through trading partnerships or                                     INC. (THE
                            other trading arrangements with
                            others in trading & investment                                      GS HULL HOLDING, INC.       87.67%
                            activities.  Managing member for                                                             ---------
                            Hullm Trading Company, L.L.C.To                                                                100.00%
                            tranfer any and all lawful
                            businesses for which limited liabil

GOLDMAN SACHS BANK (USA)    To engage in the business of         Utah                  1        GS BANK USA HOLDINGS       100.00%
INC                         credit and other financial related                                  LLC
                            services, organized under the law
                            of the state of Utah.

VANTAGE MARKETPLACE         to establish a holding company for   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS,                   Vantage Marketplace LLCto                                           INC. (THE
                            establish a holding company for
                            Vantage Marketplace LLC

WILLIAM STREET CREDIT       To extend commitments to borrowers   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORPORAT                    during transition over to William                                   INC. (THE
                            Street Corp.

IMD Non Employee            To facilitate the consolidation of   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
Funds,L.L.C                 teh GSAM fund Seed Investments                                      INC. (THE

IMD Employee Funds,L.P      To facilitate the consolidation of   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            the GSAM  employee funds.                                           INC. (THE

GS LEASING ENGINES II, LLC  To hold 6 operating leases to        United States         1        GSFS INVESTMENT I CORP     100.00%
                            Mesaba Aviations guaranteed by 6
                            engines.

GS Leasing No. 3 Limited    To hold a 10% stake in GS Leasing    Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            ( 1344)

HAKATA HOTEL HOLDING TK     To hold a 197-romm city hotel ,      Japan                 3        GOLDMAN SACHS GROUP,        18.96%
                            Hotel Centraza, in Japan.                                           INC. (THE

                                                                                                GS STRATEGIC                29.08%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK HAKATA HOTEL              1.00%
                                                                                                HOLDING
                                                                                                                         ---------
                                                                                                                            49.04%


GS LEASING (N506MC), LLC    To hold an aircraft.                 Delaware              1        GSFS INVESTMENT I CORP     100.00%

TRIUMPH III INVSTMNTS       To hold an array of Dong Ah          Ireland               1        BEST II INVESTMENTS        100.00%
(IRELAND                    Construction Ltd claims with a                                      (DELAWARE) L
                            portion guaranteed by Korea
                            Express Co. and certain direct
                            claim of Korea Express Co.

DISTRESSED OPPORTUNITIES    To hold and invest in securities     Delaware              1        GOLDMAN SACHS GROUP,        90.00%
INTER                       and engage in general commercial                                    INC. (THE
                            activities

SOPAC, LLC                  To hold assets purchased from        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Southern Pacific Funding                                            INC. (THE
                            Corporation

EUSTON ENTERPRISES LTD      To hold ASSG investments in Tung     Hong Kong             1        MLT INVESTMENTS LTD.       100.00%
                            Fung Development Co.

FAIRWAY ENTERPRISES LTD     To hold ASSG investments in Tung     Hong Kong             1        MLT INVESTMENTS LTD.       100.00%
                            Fung Development Co.

GS Strategic Investments    To hold ASSG positions in Indian     Mauritius             1        PANDA INVESTMENTS LTD.     100.00%
Ltd.                        private equities.

SOUTHERN PACIFIC FUNDING    To hold certain mortgage loans and   California            1        GOLDMAN SACHS GROUP,       100.00%
CORP                        securities purchased out of                                         INC. (THE
                            bankruptcy.  Purchase of S.
                            Pacific Funding Corp. and
                            residuals.

GS SOLAR POWER I, LLC       To hold equity interest in solar     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            power investment.

GSPS Bermuda Corporation    to hold equity investments for       Bermuda               1        GSPS (DEL) LP              100.00%
                            GSPSto hold equity investments for
                            GSPSto hold equity investments for
                            GSPSto hold equity investments for
                            GSPS

JANY Fundo Creditorios      To hold FIDC (credit receivable)     [-]                   1        J. ARON & COMPANY          100.00%
                            instruments.

GSSM HOLDING UK             To hold firms investments in SMFG    England               1        GOLDMAN SACHS GROUP,       100.00%
                            convertible preferreds.                                             INC. (THE

GSFS Investments III, LLC   to hold five opearting leases for    Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            the SBD Principal Investing desk

GSSLQ, L.L.C.               To hold GS ownership interest in     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            SLQ S de R.L. de C.V., a Mexican
                            limited liability company
                            established to purchase rights in
                            distressed assets.

GRAND STEEL STRATEGIC       To hold investments in Jianlong, a   Cayman Islands        1        GS STRATEGIC               100.00%
INVESTMT                    steel Manufacturer in China                                         INVESTMENTS (ASIA

GOLDMAN SACHS INVESTMENTS   To hold investments on behalf of     Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
LTD.                        yet-to-be formed funds.                                             INC. (THE

GS SPECIALTY LENDING        To hold loans to be financed by      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDING I                   Norinchukin Bank                                                    INC. (THE

Goldman Sachs LLC           To hold our investment in  ICBC .    Mauritius             1        HULL TRADING ASIA,         100.00%
                                                                                                LTD.

ARES (REAL ESTATE) B.V.     to hold real estate assets from      Netherlands           1        GS FINANCIAL SERVICES       50.00%
                            the loan workouts in Ares Finance                                   L.P.
                            s.r.l.

AMETHYST REALTY TK          To hold real estate in Japan         Japan                 2        NEPHRITE EQUITY             85.00%
                                                                                                CO.,LTD.

                                                                                                AMETHYST REALTY              5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            90.00%

TG FUND TK                  To hold real estate in Japan.        Japan                 2        AMETHYST REALTY TK          99.00%

                                                                                                TG FUND CO.,LTD              1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

AMC REO LLC                 To hold real estate obligations.     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%

Rothesay Life, L.P.         to hold stock in cayman company      Delaware              2        GOLDMAN SACHS GROUP,        75.00%
                                                                                                INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GSSM HOLDING II CORP        To hold the Sumitomo preferred       Delaware              1        GSSM HOLDING II LLC        100.00%
                            shares

GSFS Investments IV, LLC    To hold two operating leases on      Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            mining equipment.

GS Loan Partners Holdings   To invest / lend GS Loan Partners    Delaware              1        GOLDMAN SACHS CREDIT       100.00%
LLC                         LLC and pledge equity to funding                                    PARTNERS
                            counterpart

MIL PHASE I DALLAS          To invest 0.2% interest in an        Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
GEN-PAR, LL                 serve as general partner of MIL
                            Phase I Dallas, L.P.

GS COMM MORTGAGE CAPITAL,   To invest in commercial mortgages    Delaware              2        GS COMM MORTGAGE             1.00%
L.P                                                                                             CAPITAL, LLC.

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
SENNA INVESTMENTS           To invest in KAMCO I loans           Ireland               1        GS FINANCIAL SERVICES      100.00%
(IRELAND) LT                purchased from Restamove Ireland                                    L.P.
                            Limited.  (Loans classified as non
                            accrual but is continuing to pay
                            interest.); to ring-fence
                            litigious ASSG KAMCO loan
                            positions from other firm assets
                            within a tax-efficient legal entity

REP ELD REAL ESTATE, L.P.   To invest in land and land           Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                            development                                                         INC. (THE

                                                                                                REP ELD GEN-PAR,             0.20%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

REP CHW REALTY, L.L.C       To invest in land and land           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            development.                                                        INC. (THE

Arisugawa Finance TK        To Invest in Loan and Preferred      Japan                 1        GK Arisugawa Finance        54.55%
                            Shares of AP8, a SPC created by
                            Advantage Partners, a well known
                            MBO fund in Japan

SAKURAZAKA KAIHATSU TK      To invest in the Recruit deal -      Japan                 1        SAKURAZAKA KAIHATSU         50.00%
                            Total return Swap.                                                  CO., LTD.

Dhoni Cayman Holding Ltd    To invest in Urban Infrastructure    Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            Real Estate Fund managed by                                         (DELAWARE) LL
                            Reliance Industrieis in India.

GS MORTGAGE SECURITIES      To issue bonds and/or form trusts    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP.                       to issue bonds collateralized by                                    INC. (THE
                            pools of mortgage related
                            securities.

GOLDMAN SACHS (JERSEY) LTD  To issue warrants                    Isle of Jersey        1        GOLDMAN SACHS              100.00%
                                                                                                INTERNATIONAL

GOLDMAN SACHS GESTION       To manage Spanish SICAVs,            Spain                 1        GOLDMAN SACHS              100.00%
S.G.I.I.                    discretionary portfolios, provide                                   (NETHERLANDS) B.
                            advisory services and distribute
                            funds.

QxX Index Co.               to own and operate the QxX           Delaware              1        GS RE Holdings Inc.        100.00%
                            Longevity/Mortality Index

BIRCHFIELD ESTATES LTD.     To own data site in London           England               1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS LONDON PROPERTY LIMITED  To own property.  To hold property   England               1        GOLDMAN SACHS GROUP,       100.00%
                            owned by Goldman Sachs Property                                     INC. (THE
                            Management.

GOLDMAN SACHS HOLDINGS      To own the GS limited partnership    Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
(NETHE)                     interest in GSMMDP                                                  INC. (THE

PRNP, LLC                   To provide the SSG business          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            opportunity to invest on the
                            island of Puerto RicoTo provide
                            the SSG business opportunity to
                            invest on the island of Puerto Rico

TG Fund II TK               To purchase 28 assets such as an     Japan                 2        AMETHYST REALTY TK          99.00%
                            office, retail and multifamily
                            residential properties located all
                            over Japan from Yusei Fukushi a
                            pension fund manager for Japan
                            Post.
                                                                                                TG Fund II Co.,Ltd           1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SENRI CHUO TK               To purchase a building named Senri   Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Life Science Center in Japan .                                      INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                Senri Chuo GK                5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

PRALQ LLC                   To purchase a portfolio of           Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            consumer receivables, primarily
                            auto loans.

GS Loan Partners LLC        to purchase and finance bank loan    Delaware              1        GS Loan Partners           100.00%
                            inventory                                                           Holdings LLC

ARLO LLC                    To purchase and hold                 Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            non-performing loans.

PORTFOLIO ACQUISITIONS 1    To purchase and originate real       England               1        ELQ INVESTORS, LTD         100.00%
LTD.                        estate debt

KEISEN KAIHATSU TK          To purchase buildings in Tokyo       Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            from Fujiya, a confectionary Co.                                    INC. (THE
                            in Japan.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Keisen Kaihatsu           5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

SCLQ, S.DE R.L. DE C.V.     To purchase distressed assets in     Mexico                1        MTGLQ INVESTORS, L.P.      100.00%
                            Mexico

CMA CO., LTD                To purchase equity of CMA            Japan                 1        LINDEN WOOD IIS TK         100.00%

Luigi TK                    To purchase land and develop         Japan                 3        GOLDMAN SACHS GROUP,        14.19%
                            office building in Shibuya, Tokyo                                   INC. (THE

                                                                                                GS STRATEGIC                16.75%

                                                                                                INVESTMENTS JAPAN
                                                                                                GK Luigi                     5.00%
                                                                                                                         ---------
                                                                                                                            35.94%

EMBARGO LLC                 To purchase portfolios of credit     Delaware              1        MTGLQ INVESTORS, L.P.       80.00%
                            cards receivables.

Zaheer Holdings             To purchase preferred equity for     Mauritius             1        JADE DRAGON                 98.00%
(Mauritius)                 office development carried out by                                   (MAURITIUS) LIMITE
                            Vatika group in Gurgaon, India

PRIME ASSET TK              To purchase real estate and the      Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Juraku 8 building in a commercial                                   INC. (THE
                            area in Japan from KK Juraku.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                PRIME ASSET CO. LTD          5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

Takahama Kaihatsu TK        To purchase the building which       Japan                 3        GOLDMAN SACHS GROUP,        20.18%
                            occupied by Tiffany's in Ginza                                      INC. (THE
                            where commercial area in Japan.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Takahama Kaihatsu         5.00%
                                                                                                                         ---------
                                                                                                                            50.18%

Dotonbori Kaihatsu TK       To purchase Toei Dotonbori (Land     Japan                 3        GOLDMAN SACHS JAPAN          1.00%
                            and movie theatre buidling) in                                      CO., LTD.
                            Osaka, Japan
                                                                                                NEPHRITE EQUITY             89.00%
                                                                                                CO.,LTD.

                                                                                                GK Dotonbori Kaihatsu        5.00%
                                                                                                                         ---------
                                                                                                                            95.00%

CHARLESTON REINSURANCE LLC  To pursue various opportunities in   South Carolina        1        COLUMBIA CAPITAL LIFE      100.00%
                            the reinsurance business.                                           REINSURA

GOLDMAN SACHS INSURANCE     To sell life insurance products      New York              1        GOLDMAN SACHS GROUP,       100.00%
AGENCY                      and receive commissions; broker in                                  INC. (THE
                            the life insurance business

GS GLOBAL FUNDING LLC       To serve as a funding vehicle for    Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Project Sonar.  Holding Company                                     L.P.
                            for GS Global Funding (Cayman)
                            Limited.

REP ELD GEN-PAR, L.L.C.     To serve as General Partner of REP   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            ELD Real Estate, L.P.                                               INC. (THE

Archon Japan Branch         To set up Archon Japan ( division    None                  1        GOLDMAN SACHS REALTY       100.00%
                            of GSRJL) with ots own enity code.                                  JAPAN COR
                            Initially set up as Shell Entity 8.

LORRAINE FUNDING LIMITED    To settle a trust used to raise      Cayman Islands        1        GOLDMAN SACHS              100.00%
                            [pound] 750 million of financing.                                   (CAYMAN) HOLDING

William Street LLC          To support growth in the William     Delaware              1        GOLDMAN SACHS BANK         100.00%
                            Street business                                                     (USA) INC

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS STRUCTURED CREDIT        To take advantage of mis-pricing in  Delaware             1         GOLDMAN, SACHS & CO.       100.00%
OPPS, LLC                   the structured product market.

MIL PHASE I DALLAS, L.P.    to take interests in the place of    Delaware             3         ARCHON GROUP, L.P.           2.00%
                            MSMC as Mezzanine Lender with
                            respect to asset: Millennium Phase                                  MTGLQ INVESTORS, L.P.       97.80%
                            I in Dallas
                                                                                                MIL PHASE I DALLAS           0.20%
                                                                                                GEN-PAR, LL
                                                                                                                         ---------
                                                                                                                           100.00%

HULL GMBH FRANKFURT         To trade in, to broker and to sell   Germany              1         THE HULL GROUP LLC         100.00%
                            listed and non-listed investments,
                            securities, options on the capital
                            and money market and financial
                            futures contracts that are executed
                            directly

GSFS IV, LLC                to warehouse aircrafts               Delaware             1         GOLDMAN SACHS CREDIT       100.00%
                                                                                                PARTNERS

SHINING PARTNERS LTD(TKO)   Tokyo Brach / Nishi-Azabu Annex,     Cayman Islands       1         MLQ INVESTORS, L.P.        100.00%
                            20-16, Nishi-Azabu 3-chome,
                            Minato-ku, Tokyo.

MONT BLANC ACQUISITIONS     Total Return Swap counterparty for   England              1         ELQ INVESTORS, LTD         100.00%
LTD.                        the Mont Blanc NPL Portfolio

BLUE DAISY CO.,LTD.         Total return SWAP w/Nochu            Japan                1         GOLDMAN SACHS REALTY       100.00%
                            re.Recruit shares.                                                  JAPAN COR

SAKURAZAKA KAIHATSU CO.,    Total return swap with Aozora re.    Japan                1         GOLDMAN SACHS REALTY       100.00%
LTD.                        Recruit Shares                                                      JAPAN COR

GOLDMAN SACHS (ASIA)        Trades currency , metals,            Mauritius            1         GS Holdings (Hong          100.00%
FINANCE                     proprietary, unregulated trading                                    Kong) Ltd
                            and fixed income products in the
                            Hong Kong market; exempted under
                            Leveraged Foreign Exchange Trading;
                            declared exempt dealer under Hong
                            Kong laws; ceased to be an exempt
                            dealer from October 2002.

Hilltop Investments         Trading Company for Korean Futures   Cayman Islands       1         GOLDMAN SACHS              100.00%
Limited                                                                                         (CAYMAN) HOLDING

J.ARON (CHINA)COMM TRAD     Trading of base metals               People's             1         J.ARON (CHINA)             100.00%
CO LTD                                                           Republic of                    HOLDINGS L.L.C
                                                                 China

THE EUROPEAN POWER SRC CO   Trading power in the UK/NETA         England              1         THE EUROPEAN POWER         100.00%
(UK)                        Environment.                                                        SRC CO BV

GOLDMAN SACHS TRUST         Trust company, principally for       New York             1         GOLDMAN SACHS GROUP,       100.00%
COMPANY (T                  holding customer securities;                                        INC. (THE
                            limited purpose trust company
                            providing global custody and
                            clearing services;provides
                            securities lending services on an
                            agency basis through its Boston
                            Global Advisors division

GOLDMAN SACHS (CAYMAN)      Trust company; acts as offshore      Cayman Islands       2         GOLDMAN SACHS GLOBAL         1.00%
TRUST,                      trust administrator                                                 HOLDINGS

                                                                                                GOLDMAN SACHS               99.00%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

GS NEW MARKETS FUND, LLC    UIG                                  Delaware             2         GOLDMAN SACHS GROUP,        98.00%
                                                                                                INC. (THE

                                                                                                GS NEW MARKETS FUND          2.00%
                                                                                                PRN, INC.
                                                                                                                         ---------
                                                                                                                           100.00%

GS NEW MARKETS FUND PRN,    UIG                                  Delaware             1         GOLDMAN SACHS GROUP,       100.00%
INC.                                                                                            INC. (THE

GOLDMAN SACHS EUROPE - BGA  UK  covered warrants and agency      England              2         GOLDMAN SACHS               99.00%
                            lending                                                             HOLDINGS (U.K.)

                                                                                                GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GS Chestnut Ltd             UK Mortgage Business                 United Kingdom       1         GOLDMAN SACHS GROUP        100.00%
                                                                                                HOLDINGS (

GS LEASING INVESTMENTS      Unauthorized unit trust that will    Cayman Islands       3         GOLDMAN SACHS               94.18%
                            act as a limited partner in GS                                      INTERNATIONAL
                            Leasing Limited Partnership. It
                            will invest in the partnership in                                   GSFS (CAYMAN) 2002-A         4.82%
                            return for its share of the leasing                                 LIMITED
                            the leasing income.
                                                                                                GS UNIT TRUST                1.00%
                                                                                                INVESTMENTS LIMI
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (MAURITIUS)   Vehicle for investing in India;      Mauritius            1         GS INDIA HOLDINGS L.P.     100.00%
L.L.                        holding company for Goldman Schs
                            (India) Securities Private Limited
                            and Goldman Sachs Services Private
                            Limited. The Company was also the
                            holding company for GS joint
                            venture in Kotak Mahindra Capital
                            Company and Kotak Secur

GS MACRO INVESTMENTS LLC    Vehicle for structured trades.       Delaware             2         GOLDMAN SACHS GROUP,        11.11%
                                                                                                INC. (THE

                                                                                                MTGLQ INVESTORS, L.P.       88.89%
                                                                                                                         ---------
                                                                                                                           100.00%

JADE DRAGON VENTURE INV     Venture capital company for ASSG in  People's             2         GS CHINA VENTURE            60.00%
LIMITE                      the PRC                              Republic of                    I(MAURITIUS)
                                                                 China
                                                                                                GS CHINA VENTURE II         40.00%
                                                                                                (MAURITIUS
                                                                                                                         ---------
                                                                                                                           100.00%

GS STRUCTURED PRODUCTS      Warrant business                     Cayman Islands       1         GOLDMAN SACHS (ASIA)       100.00%
(ASIA) LI                                                                                       FINANCE

FRANKFURTER MOBILIEN, L.C.  was constituted to acquire and own   Isle of Jersey       1         GS FINANCIAL SERVICES      100.00%
                            German share purchases, leases and                                  L.P.
                            loans.

GS Funding Investments      Wholly owned direct subsidiary of    Cayman Islands       1         SHIRE UK LIMITED           100.00%
Limited                     The Goldman Sachs Group, Inc. May
                            enter into certain financing
                            agreements with GS Group and/or its
                            affiliates from time to time and/or
                            may invest in certain Euro
                            government securities in connection
                            with the issuance of ce

GS INDIA VENTURE CAPITAL    Will hold ASSG assets.               Mauritius            1         JADE DRAGON                100.00%
LIMIT                                                                                           (MAURITIUS) LIMITE

WALL STREET ON DEMAND,      WSOD Acquisition Corp. merged into   Delaware             1         GOLDMAN SACHS GROUP,        95.41%
INC.                        Wall Street On Demand, Inc. on                                      INC. (THE
                            4/17/06.

GS BANK ZURICH              Zurich based bank providing          Switzerland          1         GOLDMAN SACHS GROUP,       100.00%
                            financial services to wealthy                                       INC. (THE
                            individual clients, lead-manager of
                            Swiss Franc denominated warrants
                            and providing  clearance for Swiss
                            equity securities;Zurich based bank
                            providing financial services to
                            wealthy individual client

GS&CO ZURICH REPR. OFFICE   Provides sales & mkting for the      [-]                  1         GOLDMAN, SACHS & CO.       100.00%
                            equity mkt

GS KOREAN BRANCH            investment bank                      Asia                 1         GOLDMAN SACHS (ASIA)       100.00%
                                                                                                L.L.C.

GOLDMAN SACHS               Provides IBD,Asset, & PWM services   [-]                  1         GOLDMAN SACHS              100.00%
INTERNATIONAL, DI           out of Dubai                                                        INTERNATIONAL

GOLDMAN SACHS INTL SWEDEN   Stockholm branch is an IBD office    [-]                  1         GOLDMAN SACHS              100.00%
BRAN                                                                                            INTERNATIONAL

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GSI, SUCURSAL EN ESPANA     branch of London, does IBD business  United Kingdom       1         GOLDMAN SACHS              100.00%
                            in Spain                                                            INTERNATIONAL

GOLDMAN SACHS INTL          IBD office locacted in Johannesburg  [-]                  1         GOLDMAN SACHS              100.00%
JOHANNESBUR                                                                                     INTERNATIONAL

GS ARGENTINA LLC-BUENOS     rep office that handles investment   Argentina            1         GOLDMAN SACHS              100.00%
AIRES                       banking activities                                                  ARGENTINA L.L.C.

GSISPL- Bangalore Branch    Foreign Merchant Banking             [-]                  1         GS (INDIA) SECURITIES      100.00%
                                                                                                PVT.LTD.

GSI Qatar FC branch         IBD services out of Quatar           [-]                  1         GOLDMAN SACHS              100.00%
                            financial centre                                                    INTERNATIONAL

GOLDMAN SACHS INTL ZURICH   provides sales and mkting services   [-]                  1         GOLDMAN SACHS              100.00%
BRAN                        for equity mkt                                                      INTERNATIONAL

GSI, ZWEIGNIEDERLASSUNG     branch of GSI, only FICC & equity    [-]                  1         GOLDMAN SACHS              100.00%
FRANKF                      sales                                                               INTERNATIONAL

GSI BRANCH ITALY            branch of GS London, investment      [-]                  1         GOLDMAN SACHS              100.00%
                            banking,asset mgmt                                                  INTERNATIONAL

GS Israel LLC-Tel Aviv      Foreign Merchant Banking             Israel               1         GOLDMAN SACHS              100.00%
Branch                                                                                          (ISRAEL) LLC

Dhoni Cayman GP Ltd         hold an investment structure in      Cayman Islands       1         GS ASIAN VENTURE           100.00%
                            emerging Asian mkts                                                 (DELAWARE) LL

BEIJING GAO HUA SEC CL,     trading plus exchange seat leasing   China                1         BEIJING GAO HUA SEC        100.00%
BJTO                        to mutual funds                                                     CL, BJHQ

BEIJING GAO HUA SEC CL,     trading plus exchange seat leasing   China                1         BEIJING GAO HUA SEC        100.00%
SHTO                        to mutual funds                                                     CL, BJHQ

BEIJING GAO HUA SEC CL,     Beijing headquarters, proprietary    China                3         BEIJING GAO WANG            33.33%
BJHQ                        trading w/ china exch                                               VENTURE CCL

                                                                                                BEIJING DE SHANG            33.33%
                                                                                                VENTURE CCL

                                                                                                BEIJING HOU FENG            33.33%
                                                                                                VENTURE CCL
                                                                                                                         ---------
                                                                                                                           100.00%

GS (CHINA) SHANGHAI REP.    liaison offices for GS affiliates    China                1         GOLDMAN SACHS (CHINA)      100.00%
OFFIC                                                                                           L.L.C.

GS (CHINA) BEIJING REP.     liaison offices for GS affiliates    China                1         GOLDMAN SACHS (CHINA)      100.00%
OFFICE                                                                                          L.L.C.

GS (ASIA) LLC THAILAND      develops banking invest activity &   [-]                  1         GOLDMAN SACHS (ASIA)       100.00%
REP. OF                     relationships in Thai                                               L.L.C.

GOLDMAN SACHS (ASIA) LLC    Taiwan brokerage, agency trading     Delaware             1         GOLDMAN SACHS (ASIA)       100.00%
TAIWA                       GSI                                                                 L.L.C.

GS INVESTMENTS (CAYMAN)     equity investments                   Cayman Islands       1         GSEM (DEL) HOLDINGS,       100.00%
LTD.                                                                                            L.P.

Tung Fung Development Co.   HK partnership, transferred to       Hong Kong            2         EUSTON ENTERPRISES LTD      50.00%
                            another ASSG entity
                                                                                                FAIRWAY ENTERPRISES         50.00%
                                                                                                LTD
                                                                                                                         ---------
                                                                                                                           100.00%

These entities are directly or indirectly controlled by or under common control with the Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 29, 2008, there were 26,289 Contract holders of qualified Contracts and 11,218 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Annuity Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     (b) The principal business address of most the following Directors and Officers is:

          85 Broad Street
          New York, NY  10004

          The principal business address of the other following Directors and Officers* is:

          132 Turnpike Road, Suite 210
          Southborough, MA 01772.


NAME                                  POSITION OR OFFICE WITH UNDERWRITER
----                                  -----------------------------------
Julie Abraham                         Assistant Secretary
Elizabeth E. Beshel                   Treasurer
Steven M. Bunson                      Assistant Secretary
Richard Cohn                          Assistant General Counsel and Secretary
Kathleen Jack                         Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn                   Assistant Secretary
Robert A. Mass                        Compliance Officer
Albert P. Meo                         Finance and Operations Prinicipal
Beverly O'Toole                       Assistant Secretary
Stephen R. Pierce                     Vice President
Benjamin J. Rader                     Assistant Secretary
Michael A. Reardon*                   President, Chief Executive Officer and Chief Operating Officer
Margot Kibbe Wallin*                  Chief Compliance Officer, Variable Products Distribution


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter directly or indirectly, of the Contracts, for sales of variable contracts funded by the Registrant in 2007.
          No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

     Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on withdrawal imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

          Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of
          Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 7th day of April, 2008.

                            SEPARATE ACCOUNT VA-K OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


                                  By: /s/ Samuel Ramos
                                      ------------------------------------------
                                      Samuel Ramos, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                     TITLE                                               DATE
----------------------------   -------------------------------------------------   -------------


/s/ Michael A. Pirrello        Vice President and Chief Financial Officer          April 7, 2008
----------------------------
Michael A. Pirrello


Allan S. Levine*               Chairman of the Board
----------------------------


Nicholas Helmuth von Moltke*   Director and Senior Vice President
----------------------------


J. William McMahon*            Director
----------------------------


Timothy J. O'Neill*            Director
----------------------------


Donald R. Mullen*              Director
----------------------------


Michael A. Reardon*            Director, President, and Chief Executive Officer
----------------------------


/s/ Samuel Ramos               Vice President and Secretary
----------------------------
Samuel Ramos


Manda J. D'Agata*              Vice President and Treasurer
----------------------------


Alan Akihiro Yamamura*         Vice President and Chief Risk Officer
----------------------------


Laura Bryant*                  Vice President and Chief Operating Officer
----------------------------

* Jon-Luc Dupuy, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 2, 2008 duly executed by such persons.


/s/ Jon-Luc Dupuy
----------------------------------
Jon-Luc Dupuy, Attorney-in-Fact
(33-39702) Exec Annuity Plus/Allmerica Advantage

                                  EXHIBIT TABLE

Exhibit 3(f) Amendment No. 1 dated January 22, 2008 to the Distribution Agreement between the Company and Security Distributors, Inc. dated November 22, 2006

Exhibit 3(h)    Underwriting and Administrative Service Agreement dated
                January 22, 2008 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc.

Exhibit 3(i) Form of Service Agreement by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer"

Exhibit 3(j) Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc.

Exhibit 8(b)    Directors' Powers of Attorney

Exhibit 9       Opinion of Counsel

Exhibit 10      Consent of Independent Registered Public Accounting Firm

Exhibit 15(f) Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007

Exhibit 15(g) Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007

Exhibit 15(h) Amendment No. 1 dated June 5, 2007 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company

Exhibit 15(p) Form of Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity And Life Insurance Company as amended May 1, 2002

Exhibit 15(q) Amended And Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company